As filed with the Securities and Exchange Commission on April 27, 2006

Registration No. 333-7509

811-7689

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 21

and

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 43

RETIREMENT BUILDER

VARIABLE ANNUITY ACCOUNT

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001

(Address of Depositor’s Principal Executive Offices)

(319) 297-8363

Depositor’s Telephone Number, including Area Code

John S. Long, Esquire

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499-0001

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland, Asbill and Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on May 1, 2006 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PORTFOLIO SELECT VARIABLE ANNUITYSM

Issued Through

RETIREMENT INCOME BUILDER

VARIABLE ANNUITY ACCOUNT

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2006

This flexible premium deferred annuity policy has many investment choices. There is a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company (Transamerica), and various underlying fund portfolios. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the underlying fund portfolios.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Portfolio Select Variable AnnuitySM, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2006. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa, 52406-3183. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the underlying fund portfolios:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by Federated Equity Management Company of Pennsylvania

Federated Growth & Income

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

AIM VARIABLE INSURANCE FUNDS – SERIES II

Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund

AIM V.I. International Growth Fund

AIM V.I. Demographic Trends Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. – CLASS B

Managed by AllianceBernstein L.P.

AllianceBernstein Global Technology Portfolio

AllianceBernstein Large Cap Growth Portfolio

DAVIS VARIABLE ACCOUNT FUND, INC.

Managed by Davis Selected Advisers, L.P.

Davis Value Portfolio

EVERGREEN VARIABLE ANNUITY TRUST – CLASS 2

Managed by Evergreen Investment Management Company, LLC

Evergreen VA Balanced Fund

Evergreen VA Fundamental Large Cap Fund

Evergreen VA Growth Fund

Evergreen VA High Income Fund

Evergreen VA International Equity Fund

Evergreen VA Omega Fund

FEDERATED INSURANCE SERIES

Managed by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Kaufmann Fund II

Managed by Federated Investment Management Company

Federated High Income Bond Fund II

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Managed by Franklin Advisers, Inc.

Franklin Small-Midcap Growth Securities Fund

Managed by Franklin Advisory Services, LLC

Franklin Small Cap Value Securities Fund

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Global Asset Allocation Fund

Templeton Foreign Securities Fund

Managed by Templeton Asset Management Ltd.

Templeton Developing Markets Securities Fund

MFS® VARIABLE INSURANCE TRUSTSM – SERVICE CLASS

Managed by MFS® Investment Management

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS – SERVICE SHARES

Managed by OppenheimerFunds, Inc.

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST – CLASS IB SHARES

Managed by Putnam Investment Management, LLC

Putnam VT Global Equity Fund

Putnam VT Growth and Income Fund

Putnam VT Growth Opportunities Fund

Putnam VT Money Market Fund

Putnam VT New Value Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company

VIP Equity-Income Portfolio

VIP Growth Portfolio

VIP Growth Opportunities Portfolio

VIP High Income Portfolio

VIP Investment Grade Bond Portfolio

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

VIP Index 500 Portfolio

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GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 98. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Cumulative Free Percentage—For the first policy year, the cumulative free percentage is 10% of your policy value. For subsequent policy years, the cumulative free percentage is 10% of your policy value plus any unused cumulative free percentage from prior years up to a maximum of 20%. The cumulative free percentage is determined at the time of surrender. This is only available during the accumulation phase.

Excess Interest Adjustment—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information given to us to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to surrender charge); plus

•	interest credited to the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes and transfer fees, and other charges, if any.

Separate Account—The Portfolio Select Variable AnnuitySM division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

You (Your)—The owner of the contract.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (Transamerica, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: subaccounts of the separate account, and the fixed account of Transamerica. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers the subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying funds. The policy value depends on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

You can buy this policy with $2,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can generally allocate your premium payments to one or more of the following investment choices described in the underlying fund prospectuses:

Asset Allocation - Conservative Portfolio - Service Class

Asset Allocation - Growth Portfolio - Service Class

Asset Allocation - Moderate Portfolio - Service Class

Asset Allocation - Moderate Growth Portfolio - Service Class

International Moderate Growth Fund – Service Class

Capital Guardian Global - Service Class

Capital Guardian U.S. Equity - Service Class

Capital Guardian Value - Service Class

Federated Growth & Income - Service Class

PIMCO Total Return - Service Class

Transamerica Equity - Service Class

AIM V.I. Capital Appreciation Fund - Series II

AIM V.I. Core Equity Fund - Series II

AIM V.I. International Growth Fund - Series II

AIM V.I. Demographic Trends Fund - Series II

AllianceBernstein Global Technology Portfolio - Class B

AllianceBernstein Large Cap Growth Portfolio - Class B

Davis Value Portfolio

Evergreen VA Balanced Fund - Class 2

Evergreen VA Fundamental Large Cap Fund - Class 2

Evergreen VA Growth Fund - Class 2

Evergreen VA High Income Fund - Class 2

Evergreen VA International Equity Fund - Class 2

Evergreen VA Omega Fund - Class 2

Federated American Leaders Fund II

Federated Kaufmann Fund II

Federated High Income Bond Fund II

Franklin Small-Midcap Growth Securities Fund - Class 2

Franklin Small Cap Value Securities Fund - Class 2

Mutual Shares Securities Fund - Class 2

Templeton Global Asset Allocation Fund - Class 2

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Templeton Foreign Securities Fund - Class 2

Templeton Developing Markets Securities Fund - Class 2

MFS Emerging Growth Series - Service Class

MFS Research Series - Service Class

MFS Total Return Series - Service Class

MFS Utilities Series - Service Class

Oppenheimer Balanced Fund/VA - Service Shares

Oppenheimer Capital Appreciation Fund/VA - Service Shares

Oppenheimer Main Street Fund/VA - Service Shares

Oppenheimer Strategic Bond Fund/VA - Service Shares

Putnam VT Global Equity Fund - Class IB Shares

Putnam VT Growth and Income Fund - Class IB Shares

Putnam VT Growth Opportunities Fund - Class IB Shares

Putnam VT Money Market Fund - Class IB Shares

Putnam VT New Value Fund - Class IB Shares

Fidelity - VIP Equity-Income Portfolio - Service Class 2

Fidelity - VIP Growth Portfolio - Service Class 2

Fidelity - VIP Growth Opportunities Portfolio - Service Class 2

Fidelity - VIP High Income Portfolio - Service Class 2

Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2

Fidelity - VIP Index 500 Portfolio - Service Class 2

Depending upon their investment performance, you can make or lose money in any of these subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide performance information in in the SAI. This data does not indicate future performance.

5.	EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 6% of premium payments surrendered within five years after the premium is paid. However, after the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

If you elect the Value Rider, we may deduct a surrender charge of up to 7% of premium payments surrendered within 7 years of the premium date.

Full surrenders, partial surrenders and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges of 1.30% per year from the assets in each subaccount for the Return of Premium Death Benefit. An additional 0.20% fee will be charged if you elect the Annual Step-Up Death Benefit.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy

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value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, there is a fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Liquidity Rider, there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first three policy years.

If you elect the Beneficiary Earnings Enhancement, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual fee equal to 0.55% of the policy value.

The value of the net assets of the variable subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). You may take out up to the cumulative free percentage free of surrender charges. Surrenders in excess of the cumulative free percentage may be subject to a surrender charge and an excess interest adjustment. You may also have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may also take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8.	DEATH BENEFIT

If the sole owner and annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, no death benefit is paid if the owner dies.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase the policy, you generally may choose one of the following optional guaranteed minimum death benefits:

•	Return of Premium; or

•	Annual Step-Up.

Charges are lower for the Return of Premium Death Benefit.

After the policy is issued, the guaranteed minimum death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

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9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These include, but are not limited to, the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee”. There is an extra charge for this rider.

•	You can elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider”. There is an extra charge for this rider.

•	You can elect an optional rider that reduces the mortality and expense risk fee. You can only elect this rider at the time you purchase your policy. This feature is called the “Value Rider”. The surrender charge is higher and lasts longer if you elect this rider.

•	You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Beneficiary Earnings Enhancement” (“BEE”) and “Beneficiary Earnings Enhancement – Extra II “ (“BEE-Extra II”). There is an extra charge for these riders.

•	Under certain medically related circumstances, you may surrender all or a part of your policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option”.

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver”.

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging”.

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing”.

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These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account. Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy at our administrative and service office within the applicable period. The policy will then be deemed void.

No Probate. Usually the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, the Value Rider, the Initial Payment Guarantee, the Liquidity Rider, the Beneficiary Earnings Enhancement, and the Beneficiary Earnings Enhancement – Extra II make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See Appendix B for information on how older policies have different features and requirements, and sometimes different fees and deductions.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2006) is in Appendix A to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at our Administrative and Service Office:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

P.O. Box 3183

Cedar Rapids, IA 52406-3183

Overnight Address:

Administrative and Service Office

Attention: Customer Care Group

Transamerica Life Insurance Company

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

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You may check your policy at www.transamericaservice.com. Follow the log-on procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site. You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)
Base Policy	6%
Optional Value Rider	8%
Transfer Fee(3)	$0 -$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)	0.20%
Liquidity Rider(7)	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.00%
Annual Optional Rider Fees:
Beneficiary Earnings Enhancement(8)	0.25%
Beneficiary Earnings Enhancement – Extra II(9)	0.55%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(10):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.35%	2.505%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ending December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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Example(11)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1211	$2495	$3418	$6410
If the policy is surrendered at the end of the applicable time period – with Optional Value Rider.	$1392	$2495	$3663	$6410
If the policy is surrendered at the end of the applicable time period – with Optional Liquidity Rider.	$1211	$2495	$3255	$6410
If the policy is annuitized at the end of the applicable time period Or if you do not surrender your policy.	$670	$2009	$3255	$6410

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5 Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

If you select Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s policy value as a percentage of the total policy value. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit”.

(6)	The fee for the Annual Step-Up Death Benefit (0.20%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the Liquidity Rider fee (0.50%) is in addition to the mortality and expense risk and administrative fee. This fee is charged only for the first three policy years.

(8)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(9)	The annual Beneficiary Earnings Enhancement—Extra II fee is 0.55% of the policy value and is deducted only during the accumulation phase.

(10)

The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment

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advisers or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(11)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

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1.	THE ANNUITY POLICY

This prospectus describes the Portfolio Select Variable AnnuitySM offered by Transamerica Life Insurance Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. These differences are noted in Appendix B.

An annuity is a contract between you, the owner, and an insurance company (in this case Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then Transamerica will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

Transamerica will not issue a policy unless:

•	Transamerica receives at the administrative and service office all information needed to issue the policy;

•	Transamerica receives at the administrative and service office a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 85 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for most policies must be at least $2,000. There is generally no minimum initial premium payment for policies issued under 403(b) policies of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your

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initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0-75 require prior approval by Transamerica. For issue ages over 75, cumulative premium payments above $500,000 require prior approval by Transamerica.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate your premium payment to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

Transamerica reserves the right to restrict or refuse any premium payments.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are generally available under the policy for new investors. The

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subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below.

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation - Conservative Portfolio

Asset Allocation - Growth Portfolio

Asset Allocation - Moderate Portfolio

Asset Allocation - Moderate Growth Portfolio

International Moderate Growth Fund

Subadvised by Capital Guardian Trust Company

Capital Guardian Global

Capital Guardian U.S. Equity

Capital Guardian Value

Subadvised by Federated Equity Management Company of Pennsylvania

Federated Growth & Income

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity

AIM VARIABLE INSURANCE FUNDS - SERIES II SHARES(1)

Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund

AIM V.I. Core Equity Fund(2)

AIM V.I. International Growth Fund

AIM V.I. Demographic Trends Fund(3)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - CLASS B

Managed by AllianceBernstein L.P.(4)

AllianceBernstein Global Technology Portfolio

AllianceBernstein Large Cap Growth Portfolio

DAVIS VARIABLE ACCOUNT FUND, INC.

Managed by Davis Selected Advisers, L.P.

Davis Value Portfolio

EVERGREEN VARIABLE ANNUITY TRUST - CLASS 2(5)

Managed by Evergreen Investment Management Company, LLC

Evergreen VA Balanced Fund

Evergreen VA Fundamental Large Cap Fund

Evergreen VA Growth Fund

Evergreen VA High Income Fund

Evergreen VA International Equity Fund

Evergreen VA Omega Fund

FEDERATED INSURANCE SERIES

Managed by Federated Equity Management Company of Pennsylvania

Federated American Leaders Fund II

Federated Kaufmann Fund II

Managed by Federated Investment Management Company

Federated High Income Bond Fund II

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

Managed by Franklin Advisers, Inc.

Franklin Small-Midcap Growth Securities Fund

Managed by Franklin Advisory Services, LLC

Franklin Small Cap Value Securities Fund

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund

Managed by Templeton Investment Counsel LLC

Templeton Global Asset Allocation Fund

Templeton Foreign Securities Fund

Managed by Templeton Asset Management Ltd.

Templeton Developing Markets Securities Fund

MFS® VARIABLE INSURANCE TRUSTSM - SERVICE CLASS(6)

Managed by MFS® Investment Management

MFS Emerging Growth Series

MFS Research Series

MFS Total Return Series

MFS Utilities Series

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OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES(7)

Managed by OppenheimerFunds, Inc.

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Strategic Bond Fund/VA

PUTNAM VARIABLE TRUST - CLASS IB SHARES

Managed by Putnam Investment Management, LLC

Putnam VT Global Equity Fund

Putnam VT Growth and Income Fund

Putnam VT Growth Opportunities Fund

Putnam VT Money Market Fund

Putnam VT New Value Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

Managed by Fidelity Management & Research Company

VIP Equity-Income Portfolio

VIP Growth Portfolio

VIP Growth Opportunities Portfolio(8)

VIP High Income Portfolio(8)

VIP Investment Grade Bond Portfolio(9)

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

VIP Index 500 Portfolio(9)

(1)	As of May 1, 2003, new policyholders may only invest in the Series II shares of these subaccounts. The Series I shares of these subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

(2)	AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund. The Surviving fund is AIM V.I. Core Equity Fund.

(3)	Formerly known as AIM V.I. Dent Demographic Trends Fund.

(4)	Formerly known as Alliance Capital Management, LP.

(5)	As of May 1, 2003, new policyholders may only invest in the Class 2 shares of these subaccounts. The Class 1 shares of these subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

(6)	As of May 1, 2003, new policyholders may only invest in the Service Class shares of these subaccounts. The Initial Class shares of these subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

(7)	As of May 1, 2003, new policyholders may only invest in the Service Shares of these subaccounts. The Initial Shares of these subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

(8)	As of May 1, 2003, new policyholders may only invest in the Service Class 2 shares of these subaccounts. The Service Class shares of these subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

(9)	As of May 1, 2003, new policyholders may only invest in the Service Class 2 shares of these subaccounts. The Initial Class shares of these subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor

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that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the underlying fund portfolio or its service providers, or whether affiliates of the underlying fund portfolio can provide marketing and distribution support for sales of the policies. (See “Revenue We Receive”.) We have included the ATST underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Fund Advisers.

We have developed this variable annuity product in cooperation with Wachovia Securities, LLC and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that is available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

Certain other classes of the underlying fund portfolios shown herein may be available for additional premium payments or transfers depending on what was available on your policy issue date. Please contact our Administrative and Service Office if you have questions.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer

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offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. Such transfers may be

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harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction. As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to

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reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be

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different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading in certain subaccounts.

Policy owners should be aware that we expect to be contractually obligated to prohibit transfers by policy owners identified by an underlying fund portfolios and to provide policy owner transaction data to the underlying funds portfolios.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

Transamerica periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or fees for any optional riders. The deduction of any applicable premium taxes, surrender charges or any optional rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

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We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for optional benefits) and performance figures would be lower if these charges were included.

The SAI contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See Appendix B for older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may deduct a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the cumulative free percentage free of surrender charges. You might have to pay a surrender charge, which is a contingent deferred sales charge, on surrenders in excess of the cumulative free percentage.

The following schedule shows the surrender charges that apply to the base policy during the five years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	6%
1 – 2	6%
2 – 3	6%
3 – 4	4%
4 – 5	2%
more than 5	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your cumulative free percentage ($21,200), you would pay a surrender charge of $528 on the remaining $8,800 [6% of ($30,000 - $21,200)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $5,040 [6% of ($100,000 – ($80,000 x 20%))].

After the tenth policy year, no surrender charges apply, regardless of when you made your last premium payment.

You generally can choose to receive the full amount of a requested partial surrender by directing us to deduct any surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender. For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you withdraw money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from

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nonqualified policies are considered to come from earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. See Section 10, Liquidity Rider.

Life with Emergency CashSM Surrender Charge. If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no cumulative free percentage.

Value Rider Surrender Charge. The following schedule shows the surrender charges that apply during the seven years following each premium payment if you elect the Value Rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	6%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	2%
more than 7	0%

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also be made to amounts applied to an annuity payment option.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge. This fee is assessed daily based on the net asset value of each subaccount.

During the accumulation phase: for the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%, and for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.20% higher, at an annual rate of 1.35%. During the income phase, the daily mortality and expense risk fee for these benefits is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use our

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profit or surplus for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policies (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as wire transfers and overnight delivery.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Liquidity Rider

If you elect the Liquidity Rider, there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first three policy years.

Beneficiary Earnings Enhancement

If you elect the Beneficiary Earnings Enhancement, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Beneficiary Earnings Enhancement - Extra II

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund

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portfolio. The lowest and highest fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. We and our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the policies, receive some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable insurance products are then credited to us. These fees range from 0.10% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Support Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the underlying fund portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.25	%(2)
AIM Variable Insurance Fund	0.50%
AllianceBernstein Variable Products Series Fund, Inc.	0.45%
Davis Variable Account Fund, Inc.	0.25%
Evergreen Variable Annuity Trust	0.15%
Federated Insurance Series	0.50%
Franklin Templeton Variable Insurance Products Trust	0.35%
MFS® Variable Insurance TrustSM	0.45%
Oppenheimer Variable Account Funds	0.45%
Putnam Variable Trust	0.25%
Variable Insurance Products Fund (Fidelity)	0.50%

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.

(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.

•

Other Payments. Transamerica Capital, Inc. (“TCI”), the wholesale distributor for the policies, also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of underlying fund portfolio assets. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s

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wholesalers; (2) may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies; and (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to cooperate with their promotional efforts. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2005, TCI received revenue sharing payments ranging from $3000 to $112,365 (for a total of $605,041) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Salomon Brothers Asset Management, T. Rowe Price Associates Inc., Transamerica Investment Management, Van Kampen Investments, Janus Capital Management, Jennison Associates, Pacific Investment Management Company LLC, MFS Investment Management, Mercury Advisors, Great Companies LLC, Franklin Templeton, Evergreen Investments, Marsico Capital Management, Lehman Brothers/Neuberger Berman and American Century Investment Management. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the policies.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts.

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may take out up to the cumulative free percentage free of surrender charges each policy year. Remember that any surrender you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial (unless you elect a Life with Emergency CashSM payment option).

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required

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information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer.

Any amount surrendered from a guaranteed period option in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care or Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed the cumulative interest credited at the time of payment.

Please note that in these circumstances, you will not receive a higher cash value if interest rates have fallen, nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 98. The earliest annuity commencement date is 30 days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death

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benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under a payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) that you select. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes may only occur annually under the Initial Payment Guarantee. A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2 are fixed only. Options 3 and 4 can be fixed or variable.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•

Life with Emergency CashSM (fixed or variable)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to

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whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•	Life with Emergency CashSM (fixed or variable)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to what ever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with Transamerica. The default option will be Option 3 Life with 10 Years Certain. Some annuity payment options may not be available for all policies.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments may continue to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency CashSM; and

•	the annuitant dies before age 101;

THEN:

•	the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other

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delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All current surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note distribution requirements apply to the policy value upon the death of any owner. Generally, the new owner (unless it is the deceased owner’s spouse) must surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•	cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

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•	guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less gross partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. For other policies, see Appendix B.

At the time you purchase your policy, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose one of the other options when you purchase your policy. The charges are lower for this option.

B.	Annual Step-Up Death Benefit

On each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. The death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the date of the annuitant’s death or the annuitant’s 81st birthday; plus

•	any premium payments since that date; minus

•	any adjusted partial surrenders since that date.

The Annual Step-Up Death Benefit is not available if the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit (an extra 0.20% annually).

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your policy.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other

32

than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders—Qualified Policies

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a surrender under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible

33

purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

If your qualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. If you elect a guaranteed minimum withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed minimum withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders—403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed minimum withdrawal benefit.

Surrenders—Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax

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treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed minimum withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed minimum withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed minimum withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for

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purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Guaranteed Minimum Withdrawal Benefits

If your policy contains a guaranteed minimum withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distribution from your policy, are not entirely clear. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed minimum withdrawal benefit rider.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

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Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your policy by using the Systematic Payout Option. Under this option, you can receive up to 10% (annually) of your policy value.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

If you request an additional surrender while a Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

There is no charge for this benefit

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

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The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	6%
1 – 2	6%
2 – 3	6%
more than 3	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider. The rider fee is only charged for the first three policy years.

Accumulation Unit Values. After the end of the first three policy years, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the fee by changing to a different class of accumulation units. This will result in adjusting the number of units and adjusting the unit value of the subaccounts in which you were invested at the end of the third policy year. The elimination of the fee and the adjustment in the number of units and unit values will not affect policy values.

Other. You cannot elect the Value Rider if you elect this rider.

Termination. The rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

Value Rider

You may only elect the Value Rider at the time you buy your policy. If you elect the Value Rider, the mortality

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and expense risk fee is reduced by 0.25% (in other words 25 basis points).

Rider Fee. There is no specific charge for the Value Rider but the surrender charge is higher and lasts longer if you elect the rider. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to compensate for the reduction in the mortality and expense risk fee.

Surrender Charge. You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free percentage is not cumulative and is determined at the time of the surrender. If you request a surrender in excess of this free percentage, you will have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount. See Section 5, Expenses for the surrender schedule.

Please note that if you elect this rider, your “free percentage” is not cumulative, unlike the base policy which has a cumulative free percentage. The non-cumulative nature of the free percentage under the rider may increase the amount of surrender charge you pay for a full or partial surrender.

Other. You cannot elect the Liquidity Rider if you elect this rider.

Termination. The rider is irrevocable.

The Value Rider may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement

The optional “Beneficiary Earnings Enhancement” pays an additional amount (based on earnings since the rider was issued) when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement is available only for issue ages through age 80.

Beneficiary Earnings Enhancement Amount. The Beneficiary Earnings Enhancement is only payable if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Beneficiary Earnings Enhancement is equal to:

•	the Beneficiary Earnings Enhancement factor (see below); multiplied by

•	the rider earnings on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Beneficiary Earnings Enhancement if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Beneficiary Earnings Enhancement after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Beneficiary Earnings Enhancement is added to your policy.

The Beneficiary Earnings Enhancement factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Beneficiary Earnings Enhancement will be considered.

Please see the SAI for an example which illustrates the Beneficiary Earnings Enhancement payable, as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement.

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Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Beneficiary Earnings Enhancement, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as he or she is under the age of 80.

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Beneficiary Earnings Enhancement would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the Beneficiary Earnings Enhancement is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and of IRAs. Consult a tax adviser before electing this rider for any qualified plan or IRA.

The Beneficiary Earnings Enhancement may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement - Extra II

The optional Beneficiary Earnings Enhancement – Extra II pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement – Extra II is available for issue ages through age 75.

Beneficiary Earnings Enhancement – Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date. The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the Beneficiary Earnings Enhancement – Extra II if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement – Extra II, the spouse will receive a one-time

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policy value increase equal to the Beneficiary Earnings Enhancement – Extra II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 76.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement – Extra II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax adviser before electing this rider.

The Beneficiary Earnings Enhancement - Extra II may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

This benefit may vary for certain polices and may not be available for all policies.

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Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging.

While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	We do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

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•	We do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	Any amount in a fixed source will be transferred to the money market investment option; and

•	Any amount in a variable source will remain in that variable investment option; and

•	New instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	We receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	We will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	We receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	We will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	You discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	We will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also generally assign the policy anytime during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

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Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in all states except New York, the District of Columbia and Guam.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called the Retirement Builder Variable Annuity Account, under the laws of the State of Iowa on March 29, 2001. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or Transamerica. Income, gains, and losses (whether or not realized) from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This includes removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits may be different.

You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better

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for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such an exchange by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, AFSG, for the distribution and sale of the policies. We may reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.) AFSG has an arrangement with Transamerica Capital, Inc. (“TCI”) (also an affiliate) to act as distributor for the policies. TCI markets the policies through the banking channel and serves as the wholesaler to national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the policies. We pay commissions through AFSG to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms who have selling agreements with us and AFSG are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 6% of premiums.

To the extent permitted by NASD rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its

45

registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also pay for a portion of TCI’s operating and others expenses by providing TCI with a percentage of total commissions paid on sales of our policies and by providing TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan guaranties or loan forgiveness.

Revenue Sharing Paid to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2005, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging $5000 to $500,000, and payments of between .06% and .25% on new sales. TCI also paid selling firm’s special fees based on new sales and/or assets under management.

During 2005, we and/or TCI had entered into such “preferred product” arrangements with the following selling firms:

Advisors Group/ Ameritas

Associated Financial Group

Atlas Securities

Capital Financial Group

Centaurus Financial

Compass Bancshares

Hanson McClain/Securities America

Harbour Investments

Huntington Investments

Leonard & Company

Lincoln Financial Advisers

LPL Financial

MacDonald Investments

Merrill Lynch

NFP Securities

PNC Bank

ProEquities

Raymond James Financial

Securities America

Smith Barney

Stifel Nicholas

Suntrust

UBS Financial Services

US Bancorp Piper Jaffray

Wachovia a.k.a Prudential

46

During 2005, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2005
Smith Barney/Citigroup	$665,906
UBS Paineweber	$592,386
Merrill Lynch	$554,031
Wachovia	$539,959
Linsco\Private Ledger (LPL)	$534,218
Huntington Investments	$308,636
Lincoln Financial Advisors	$44,516
Securities America	$33,792
Suntrust	$33,333
ProEquities	$25,000

Commissions and other incentives or payments described above are not charged directly to policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of AFSG Securities Corporation to perform under its principal underwriting agreement, or on the ability of Transamerica to meet its obligations under the policy.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy – General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Beneficiary Earnings Enhancement Rider – Additional Information

Beneficiary Earnings Enhancement-Extra – II Rider - Additional Information

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A

Condensed Financial Information

Appendix B

Historical Performance Data

47

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2005. Should the total separate account expenses applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:

calling:	(800) 525-6205

writing:	Transamerica Life Insurance Company
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

	Year	2.00%					1.30%
Subaccount		Beginning AUV		Ending AUV		# Units	Beginning AUV		Ending AUV		# Units
Asset Allocation - Conservative Portfolio - Service Class(5)	2005 2004 2003	$ $ $	1.237538 1.153408 1.000000	$ $ $	1.274130 1.237538 1.153408	1,632,581.01 1,256,203.26 1,256,203.26	$ $ $	1.251868 1.158727 1.000000	$ $ $	1.297758 1.251868 1.158727	4,108,210.47 2,557,862.39 598,547.59
Asset Allocation - Growth Portfolio - Service Class(5)	2005 2004 2003	$ $ $	1.388206 1.243201 1.000000	$ $ $	1.523349 1.388206 1.243201	252,852.37 249,210.80 57,962.44	$ $ $	1.404276 1.248932 1.000000	$ $ $	1.551604 1.404276 1.248932	2,724,779.18 2,324,439.74 125,348.42
Asset Allocation - Moderate Portfolio - Service Class(5)	2005 2004 2003	$ $ $	1.280332 1.175252 1.000000	$ $ $	1.344798 1.280332 1.175252	1,389,407.08 926,106.93 483,349.28	$ $ $	1.295146 1.180666 1.000000	$ $ $	1.369719 1.295146 1.180666	11,257,998.77 3,881,698.05 378,835.19
Asset Allocation - Moderate Growth Portfolio - Service Class(5)	2005		$1.333718		$1.434575	3,733,989.15		$1.349136		$1.461149	10,368,688.83
	2004		$1.202229		$1.333718	2,274,342.92		$1.207772		$1.349136	5,213,499.97
	2003		$1.000000		$1.202229	741,685.85		$1.000000		$1.207772	615,017.36
Capital Guardian Global - Service Class(5)	2005		$1.416204		$1.525977	6,939.82		$1.432568		$1.554244	238,330.62
	2004		$1.306127		$1.416204	7,574.87		$1.312143		$1.432568	289,971.62
	2003		$1.000000		$1.306127	0.00		$1.000000		$1.312143	114,305.66
Capital Guardian U.S. Equity - Service Class(5)	2005		$1.336805		$1.390158	57,740.30		$1.352264		$1.415922	372,670.51
	2004		$1.245365		$1.336805	326,286.05		$1.251112		$1.352264	482,610.28
	2003		$1.000000		$1.245365	247,812.68		$1.000000		$1.251112	123,454.18
Capital Guardian Value - Service Class(5)	2005		$1.459075		$1.537894	59,272.63		$1.475955		$1.566401	331,921.06
	2004		$1.278793		$1.459075	55,157.96		$1.284690		$1.475955	358,483.42
	2003		$1.000000		$1.278793	4,102.33		$1.000000		$1.284690	65,446.23
Federated Growth & Income - Service Class(5)	2005		$1.266689		$1.300582	53,745.30		$1.281343		$1.324708	150,267.76
	2004		$1.185687		$1.266689	53,090.82		$1.191154		$1.281343	105,858.52
	2003		$1.000000		$1.185687	10,891.85		$1.000000		$1.191154	0.00
PIMCO Total Return - Service Class(5)	2005		$1.028898		$1.029279	263,562.16		$1.040825		$1.048392	518,374.97
	2004		$1.007067		$1.028898	374,312.66		$1.011723		$1.040825	343,285.60
	2003		$1.000000		$1.007067	55,026.82		$1.000000		$1.011723	121,313.41
Transamerica Equity - Service Class(5)	2005		$1.368016		$1.559602	40,346.20		$1.383835		$1.588512	245,484.58
	2004		$1.206930		$1.368016	0.00		$1.212483		$1.383835	56,515.02
	2003		$1.000000		$1.206930	0.00		$1.000000		$1.212483	0.00
PAM Transamerica U.S. Government Securities - Service Class(6)	2005		$1.018521		$1.018397	0.00		$1.026699		$1.033637	0.00
	2004		$1.009640		$1.018521	0.00		$1.010743		$1.026699	5,671.12
	2003		$1.000000		$1.009640	0.00		$1.000000		$1.010743	0.00

48

Subaccount	Year	2.00%			1.30%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AIM V.I. Capital Appreciation Fund -Series II (1)	2005	$1.272982	$1.355161	35,192.05	$1.287718	$1.380289	37,610.00
	2004	$1.221185	$1.272982	27,178.43	$1.226808	$1.287718	29,334.67
	2003	$1.000000	$1.221185	0.00	$1.000000	$1.226808	5,047.65
AIM V.I. Core Equity Fund -Series II(2)a	2005	$1.282583	$1.321340	0.00	$1.297415	$1.345818	38,643.25
	2004	$1.203895	$1.282583	0.00	$1.209438	$1.297415	38,913.05
	2003	$1.000000	$1.203895	0.00	$1.000000	$1.209438	4,193.47
AIM V.I. International Growth Fund - Series II(2)	2005	$1.545257	$1.783254	0.00	$1.563143	$1.816326	26,631.47
	2004	$1.274196	$1.545257	0.00	$1.280077	$1.563143	13,668.24
	2003	$1.000000	$1.274196	0.00	$1.000000	$1.280077	0.00
AIM V.I. Premier Equity Fund - Series II(2)a	2005	$1.213241	$1.253301	7,178.00	$1.227277	$1.276535	0.00
	2004	$1.173134	$1.213241	7,229.47	$1.178540	$1.227277	0.00
	2003	$1.000000	$1.173134	0.00	$1.000000	$1.178540	0.00
AIM V.I. Demographic Trends Fund - Series II(1)b	2005	$1.318214	$1.370915	25,994.88	$1.333463	$1.396338	10,605.32
	2004	$1.246205	$1.318214	26,181.31	$1.251944	$1.333463	11,165.47
	2003	$1.000000	$1.246205	0.00	$1.000000	$1.251944	0.00
AllianceBerstein Global Technology Portfolio - Class B(3)	2005	$0.980317	$0.996205	32,229.40	$1.369042	$1.400819	16,937.19
	2004	$0.951577	$0.980317	97,247.66	$1.319755	$1.369042	18,355.51
	2003	$0.675001	$0.951577	100,166.31	$1.000000	$1.319755	0.00
	2002	$1.000000	$0.675001	61,133.957	N/A	N/A	N/A
AllianceBerstein Large Cap Growth Portfolio - Class B(3)	2005	$1.001784	$1.127992	56,010.03	$1.231190	$1.395834	96,902.35
	2004	$0.943168	$1.001784	256,269.18	$1.151167	$1.231190	19,669.07
	2003	$0.779803	$0.943168	319,020.53	$1.000000	$1.151167	0.00
	2002	$1.000000	$0.779803	224,523.181	N/A	N/A	N/A
Davis Value Portfolio(1)	2005	$1.181624	$0.843460	296,858.804	$1.384260	$1.495600	236,141.94
	2004	$1.073015	$1.187826	0.00	$1.248367	$1.384260	213,980.72
	2003	$0.843460	$1.153520	0.00	$1.000000	$1.248367	50,469.32
	2002	$1.000000	$1.109696	0.00	N/A	N/A	N/A
Evergreen VA Balanced Fund - Class 2(2)	2005	$1.153520	$1.402004	0.00	$1.166880	$1.209860	101,170.13
	2004	$1.109696	$1.314954	0.00	$1.114815	$1.166880	96,800.51
	2003	$1.000000	$1.231350	0.00	$1.000000	$1.114815	0.00
Evergreen VA Fundamental Large Cap Fund - Class 2(2)	2005	$1.314954	$1.519792	0.00	$1.330160	$1.427991	782,488.81
	2004	$1.231350	$1.458656	0.00	$1.237024	$1.330160	520,930.91
	2003	$1.000000	$1.310059	0.00	$1.000000	$1.237024	0.00
Evergreen VA Growth Fund - Class 2(4)	2005	$1.458656	$1.139722	0.00	$1.475529	$1.547950	124,185.60
	2004	$1.310059	$1.148154	0.00	$1.316088	$1.475529	114,919.75
	2003	$1.000000	$1.080564	0.00	$1.000000	$1.316088	2,516.03
Evergreen VA High Income Fund - Class 2(4)	2005	$1.148154	$1.707666	25,059.25	$1.161452	$1.160864	623,520.68
	2004	$1.080564	$1.505719	2,594.83	$1.085563	$1.161452	628,092.36
	2003	$1.000000	$1.29247	0.00	$1.000000	$1.085563	120,712.62
Evergreen International Equity Fund - Class 2(4)	2005	$1.505719	$1.376589	28,584.57	$1.523128	$1.739318	390,716.55
	2004	$1.29247	$1.355655	28,770.28	$1.298383	$1.523128	398,301.30
	2003	$1.000000	$1.292650	3.11489	$1.000000	$1.298383	8,080.30
Evergreen VA Omega Fund - Class 2(3)	2005	$1.355655	$1.114747	3,231.73	$1.371327	$1.402098	456,074.42
	2004	$1.292650	$1.082599	66,517.22	$1.298599	$1.371327	562,011.59
	2003	$1.000000	$1.005937	78,105.20	$1.000000	$1.298599	46,609.40
Federated American Leaders Fund II(1)	2005	$1.082599	$0.803518	133,067.354	$1.353597	$1.403385	87,110.34
	2004	$1.005937	$1.626482	179,276.79	$1.249082	$1.353597	87,134.90
	2003	$0.803518	$1.491245	496,075.20	$1.000000	$1.249082	0.00
	2002	$1.000000	$1.326696	348,057.35	N/A	N/A	N/A
Federated Kaufmann Fund II(5)	2005	$1.491245	$1.249913	34,194.44	$1.508491	$1.656610	437,579.84
	2004	$1.326696	$1.241856	186,361.45	$1.332811	$1.508491	403,897.58
	2003	$1.000000	$1.146799	152,320.34	$1.000000	$1.332811	28,370.31

49

Subaccount	Year	2.00%			1.30%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Federated High Income Bond Fund II(2)	2005	$1.241856	$0.957105	134,293.886	$1.202971	$1.219127	140,344.08
	2004	$1.146799	1.241856	186,361.45	$1.103251	$1.202971	146,101.01
	2003	$0.957105	$1.146799	152,320.34	$1.000000	$1.103251	72,454.48
	2002	$1.000000	$0.957105	134,293.886	N/A	N/A	N/A
Franklin Small Cap-Midcap Growth Securities Fund - Class 2(4)	2005	$1.114152	$1.144662	102,348.07	$1.450459	$1.500435	132,825.74
	2004	$1.019507	$1.114152	512,873.87	$1.318113	$1.450459	116,441.48
	2003	$0.757678	$1.019507	563,155.31	$1.000000	$1.318113	29,453.35
	2002	$1.000000	$0.757678	577,013.593	N/A	N/A	N/A
Franklin Small Cap Value Securities Fund - Class 2(5)	2005	$1.596766	$1.702801	18,433.85	$1.615226	$1.734350	125,981.88
	2004	$1.316223	$1.596766	7,998.36	$1.322282	$1.615226	78,681.91
	2003	$1.000000	$1.316223	4,000.59	$1.000000	$1.322282	6,201.78
Mutual Shares Securities Fund - Class 2(5)	2005	$1.318724	$1.429413	205,322.7	$1.333977	$1.455901	312,037.07
	2004	$1.194301	$1.318724	176,106.28	$1.199804	$1.333977	271,810.27
	2003	$1.000000	$1.194301	23,700.87	$1.000000	$1.199804	22,734.78
Templeton Global Asset Allocation Fund - Class 2(4)	2005	$1.326225	$1.346501	234,774.66	$1.443553	$1.475738	295,546.51
	2004	$1.169062	$1.326225	588,631.71	$1.263730	$1.443553	209,145.27
	2003	$0.903661	$1.169062	393,536.21	$1.000000	$1.263730	2,204.15
	2002	$1.000000	$0.903661	158,616.307	N/A	N/A	N/A
Templeton Foreign Securities Fund - Class 2(4)	2005	$1.177362	$1.271735	48,407.86	$1.536912	$1.671531	131,584.93
	2004	$1.013228	$1.177362	202,089.92	$1.313561	$1.536912	71,099.02
	2003	$0.781677	$1.013228	187,843.83	$1.000000	$1.313561	7,525.29
	2002	$1.000000	$0.781677	204,199.474	N/A	N/A	N/A
Templeton Developing Markets Securities Fund - Class 2(1)	2005	$1.589936	$1.986414	24,289.59	$1.783605	$2.243725	136,990.85
	2004	$1.300447	$1.589936	14,690.29	$1.448823	$1.783605	101,417.81
	2003	$0.866986	$1.300447	11,539.81	$1.000000	$1.448823	5,749.95
	2002	$1.000000	$0.866986	870.463	N/A	N/A	N/A
MFS Emerging Growth Series -Service Class(2)	2005	$1.315963	$1.405369	30,593.08	$1.331185	$1.431429	48,927.56
	2004	$1.190889	$1.315963	26,804.73	$1.196377	$1.331185	23,894.33
	2003	$1.000000	$1.190889	0.00	$1.000000	$1.196377	0.00
MFS Research Series - Service Class(2)	2005	$1.336045	$1.409092	26,023.99	$1.351512	$1.435229	21,625.49
	2004	$1.179280	$1.336045	26,210.62	$1.184711	$1.351512	5,179.82
	2003	$1.000000	$1.179280	0.00	$1.000000	$1.184711	0.00
MFS Total Return Series - Service Class(2)	2005	$1.219711	$1.226918	253,362.03	$1.233835	$1.249688	1,355,594.88
	2004	$1.120598	$1.219711	181,510.29	$1.125764	$1.233835	912,799.07
	2003	$1.000000	$1.120598	36,202.57	$1.000000	$1.125764	22,157.29
MFS Utilities Series - Service Class(4)	2005	$1.558735	$1.781509	16,201.05	$1.576760	$1.814524	106,146.34
	2004	$1.224514	$1.558735	11,947.87	$1.230157	$1.576760	28,679.96
	2003	$1.000000	$1.224514	4,098.63	$1.000000	$1.230157	24,319.66
Oppenheimer Balanced Fund/VA - Service Shares(2)	2005	$1.266511	$1.287344	84,720.08	$1.281157	$1.311210	68,901.94
	2004	$1.176673	$1.266511	82,941.50	$1.182097	$1.281157	34,971.37
	2003	$1.000000	$1.176673	17,836.15	$1.000000	$1.182097	13,297.50
Oppenheimer Capital Appreciation Fund/VA - Service Shares(2)	2005	$1.282112	$1.318173	109,154.39	$1.296931	$1.342581	139,299.27
	2004	$1.226664	$1.282112	102,759.30	$1.232312	$1.296931	145,805.29
	2003	$1.000000	$1.226664	10,528.44	$1.000000	$1.232312	42,768.24
Oppenheimer Main Street Fund/VA - Service Shares(1)	2005	$1.289567	$1.336940	0.00	$1.304470	$1.361705	55,116.65
	2004	$1.205202	$1.289567	0.00	$1.210744	$1.304470	41,388.69
	2003	$1.000000	$1.205202	0.00	$1.000000	$1.210744	4,192.33
Oppenheimer Strategic Bond Fund/VA - Service Shares(2)	2005	$1.145031	$1.150470	79,599.50	$1.158281	$1.171816	654,725.15
	2004	$1.077142	$1.145031	42,218.05	$1.082115	$1.158281	364,659.59
	2003	$1.000000	$1.077142	22,419.01	$1.000000	$1.082115	106,969.37
Putnam VT Global Equity Fund -Class IB Shares(2)	2005	$1.160893	$1.238147	0.00	$1.396767	$1.499993	9,790.39
	2004	$1.041655	$1.160893	19,261.04	$1.244689	$1.396767	529.31
	2003	$0.822160	$1.041655	19,367.59	$1.000000	$1.244689	0.00
	2002	$1.000000	$0.822160	21,257.35	N/A	N/A	N/A

50

Subaccount	Year	2.00%			1.30%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Putnam VT Growth and Income - Class IB Shares(1)	2005	$1.104251	$1.139256	51,843.69	$1.351115	$1.403566	91,910.39
	2004	$1.013755	$1.104251	100,809.22	$1.231858	$1.351115	82,705.15
	2003	$0.811748	$1.013755	37,853.46	$1.000000	$1.231858	2,207.64
	2002	$1.000000	$0.811748	111,963.840	N/A	N/A	N/A
Putnam VT Growth Opportunities Fund - Class IB Shares(1)	2005	$0.956676	$0.976497	42,465.06	$1.151215	$1.183153	6,096.65
	2004	$0.959148	$0.956676	58,088.44	$1.146250	$1.151215	576.35
	2003	$0.795002	$0.959148	29,342.70	$1.000000	$1.146250	0.00
	2002	$1.000000	$0.795002	24,741.495	N/A	N/A	N/A
Putnam VT Money Market Fund - Class IB Shares(2)	2005	$0.966969	$0.972058	79,788.53	$0.988001	$0.999991	200,397.00
	2004	$0.979879	$0.966969	166,420.78	$0.994300	$0.988001	315,048.82
	2003	$0.994455	$0.979879	141,483.46	$1.000000	$0.994300	0.00
	2002	$1.000000	$0.994455	42,352.96	N/A	N/A	N/A
Putnam VT New Value Fund - Class IB Shares(2)	2005	$1.219424	$1.266030	57,976.97	$1.470807	$1.537545	51,956.02
	2004	$1.077620	$1.219424	118,138.44	$1.290835	$1.470807	47,900.13
	2003	$0.829693	$1.077620	72,916.73	$1.000000	$1.290835	11,820.68
	2002	$1.000000	$0.829693	109,708.216	N/A	N/A	N/A
Fidelity - VIP Equity - Income Portfolio - Service Class 2(1)	2005	$1.133751	$1.173503	209,661.34	$1.383182	$1.441544	346,782.36
	2004	$1.039687	$1.133751	781,781.26	$1.259711	$1.383182	326,541.96
	2003	$0.815553	$1.039687	829,843.78	$1.000000	$1.259711	37,839.16
	2002	$1.000000	$0.815553	483,906.982	N/A	N/A	N/A
Fidelity - VIP Growth Portfolio - Service Class 2(1)	2005	$0.974060	$1.007566	128,514.37	$1.269053	$1.321749	28,555.65
	2004	$0.963507	$0.974060	231,340.88	$1.246682	$1.269053	19,657.27
	2003	$0.741475	$0.963507	177,289.23	$1.000000	$1.246682	6,249.45
	2002	$1.000000	$0.741475	278,821.030	N/A	N/A	N/A
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(4)	2005	$1.263565	$1.346360	19,467.04	$1.278186	$1.371316	46,877.23
	2004	$1.205819	$1.263565	19,606.65	$1.211377	$1.278186	36,129.35
	2003	$1.000000	$1.205819	0.00	$1.000000	$1.211377	0.00
Fidelity - VIP High Income Portfolio - Service Class 2(4)	2005	$1.197712	$1.201443	10,706.67	$1.211574	$1.223721	180,204.65
	2004	$1.116920	$1.197712	10,793.36	$1.122069	$1.211574	203,802.97
	2003	$1.000000	$1.116920	0.00	$1.000000	$1.122069	82,396.71
Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(4)	2005	$1.028555	$1.027541	106,544.24	$1.040447	$1.046587	444,790.90
	2004	$1.006987	$1.028555	59,644.19	$1.011634	$1.040447	463,014.84
	2003	$1.000000	$1.006987	27,716.95	$1.000000	$1.011634	373,801.40
Fidelity - VIP Index 500 Portfolio - Service Class 2(4)	2005	$1.306503	$1.339310	168,610.13	$1.321624	$1.364137	104,269.87
	2004	$1.207775	$1.306503	108,884.65	$1.213342	$1.321624	73,949.40
	2003	$1.000000	$1.207775	30,341.57	$1.000000	$1.213342	27,394.04
AIM V.I. Capital Appreciation Fund - Series I(1)	2005	$1.050306	$1.120754	121,962.07	N/A	N/A	N/A
	2004	$1.004796	$1.050306	209,237.41	N/A	N/A	N/A
	2003	$0.791285	$1.004796	215,080.61	N/A	N/A	N/A
	2002	$1.000000	$0.791285	181,818.574	N/A	N/A	N/A
AIM V.I. Core Equity Fund - Series I(2)a	2005	$1.099158	$1.134915	7,402.22	N/A	N/A	N/A
	2004	$1.028914	$1.099158	143,193.33	N/A	N/A	N/A
	2003	$0.843498	$1.028914	131,506.94	N/A	N/A	N/A
	2002	$1.000000	$0.843498	63,875.921	N/A	N/A	N/A
AIM V.I. International Growth Fund - Series I(2)	2005	$1.253983	$1.449896	6,193.46	N/A	N/A	N/A
	2004	$1.031505	$1.253983	17,871.96	N/A	N/A	N/A
	2003	$0.815202	$1.031505	17,894.52	N/A	N/A	N/A
	2002	$1.000000	$0.815202	2,549.189	N/A	N/A	N/A
AIM V.I. Premier Equity Fund - Series I(2)a	2005	$0.977239	$1.012314	6,007.16	N/A	N/A	N/A
	2004	$0.942435	$0.977239	157,082.43	N/A	N/A	N/A
	2003	$0.768529	$0.942435	158,205.60	N/A	N/A	N/A
	2002	$1.000000	$0.768529	127,350.847	N/A	N/A	N/A

51

Subaccount	Year	2.00%			1.30%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AIM V.I. Demographic Trends Fund - Series I(1)b	2005	$1.050961	$1.094358	4,773.71	N/A	N/A	N/A
	2004	$0.990303	$1.050961	4,773.71	N/A	N/A	N/A
	2003	$0.734771	$0.990303	0.00	N/A	N/A	N/A
	2002	$1.000000	$0.734771	100.000	N/A	N/A	N/A
Evergreen VA Balanced Fund - Class 1(2)	2005	$1.087000	$1.122108	11,127.43	N/A	N/A	N/A
	2004	$1.042982	$1.087000	141,126.24	N/A	N/A	N/A
	2003	$0.918866	$1.042982	228,782.92	N/A	N/A	N/A
	2002	$1.000000	$0.918866	215,225.790	N/A	N/A	N/A
Evergreen VA Fundamental Large Cap Fund - Class 1(2)	2005	$1.121900	$1.199092	31,902.83	N/A	N/A	N/A
	2004	$1.047884	$1.121900	333,071.10	N/A	N/A	N/A
	2003	$0.821280	$1.047884	352,108.78	N/A	N/A	N/A
	2002	$1.000000	$0.821280	63,454.693	N/A	N/A	N/A
Evergreen VA Growth Fund - Class 1(4)	2005	$1.143143	$1.193898	26,512.50	N/A	N/A	N/A
	2004	$1.024117	$1.143143	500,049.66	N/A	N/A	N/A
	2003	$0.751535	$1.024117	531,151.32	N/A	N/A	N/A
	2002	$1.000000	$0.751535	553,086.157	N/A	N/A	N/A
Evergreen VA High Income Fund - Class 1(4)	2005	$1.237527	$1.231259	304,810.31	N/A	N/A	N/A
	2004	$1.161439	$1.237527	588,029.12	N/A	N/A	N/A
	2003	$1.001694	$1.161439	720,576.98	N/A	N/A	N/A
	2002	$1.000000	$1.001694	132,647.892	N/A	N/A	N/A
Evergreen VA International Equity Fund - Class 1(4)	2005	$1.225939	$1.394245	15,745.93	N/A	N/A	N/A
	2004	$1.049007	$1.225939	341,115.56	N/A	N/A	N/A
	2003	$0.814746	$1.049007	325,736.60	N/A	N/A	N/A
	2002	$1.000000	$0.814746	256,263.49	N/A	N/A	N/A
Evergreen VA Omega Fund - Class 1(3)	2005	$1.149242	$1.170122	25,949.65	N/A	N/A	N/A
	2004	$1.093408	$1.149242	661,902.54	N/A	N/A	N/A
	2003	$0.796390	$1.093408	643,966.47	N/A	N/A	N/A
	2002	$1.000000	$0.796390	545,493.354	N/A	N/A	N/A
MFS Emerging Growth Series - Initial Class(2)	2005	$1.053047	$1.127330	6,431.13	N/A	N/A	N/A
	2004	$0.950935	$1.053047	26,212.50	N/A	N/A	N/A
	2003	$0.744801	$0.950935	30,741.67	N/A	N/A	N/A
	2002	$1.000000	$0.744801	22,909.831	N/A	N/A	N/A
MFS Research Series - Initial Class(2)	2005	$1.086943	$1.148816	0.00	N/A	N/A	N/A
	2004	$0.957045	$1.086943	4,403.57	N/A	N/A	N/A
	2003	$0.782774	$0.957045	4,089.04	N/A	N/A	N/A
	2002	$1.000000	$0.782774	90,233.741	N/A	N/A	N/A
MFS Total Return Series - Initial Class(2)	2005	$1.139769	$1.148990	546,971.99	N/A	N/A	N/A
	2004	$1.044379	$1.139769	1,725,546.18	N/A	N/A	N/A
	2003	$0.915775	$1.044379	1,569,215.94	N/A	N/A	N/A
	2002	$1.000000	$0.915775	449,961.599	N/A	N/A	N/A
MFS Utilities Series - Initial Class(4)	2005	$1.419751	$1.626393	131,904.67	N/A	N/A	N/A
	2004	$1.112297	$1.419751	300,900.25	N/A	N/A	N/A
	2003	$0.834851	$1.112297	358,164.30	N/A	N/A	N/A
	2002	$1.000000	$0.834851	73,339.133	N/A	N/A	N/A
Oppenheimer Balanced Fund/VA - Initial Shares(2)	2005	$1.183498	$1.205475	32,525.80	N/A	N/A	N/A
	2004	$1.096474	$1.183498	178,662.47	N/A	N/A	N/A
	2003	$0.895022	$1.096474	197,548.38	N/A	N/A	N/A
	2002	$1.000000	$0.895022	127,361.416	N/A	N/A	N/A
Oppenheimer Capital Appreciation Fund/VA - Initial Shares(2)	2005	$1.055371	$1.087492	359,755.43	N/A	N/A	N/A
	2004	$1.006703	$1.055371	841,323.23	N/A	N/A	N/A
	2003	$0.784156	$1.006703	849,717.31	N/A	N/A	N/A
	2002	$1.000000	$0.784156	490,871.214	N/A	N/A	N/A

52

Subaccount	Year	2.00%			1.30%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Oppenheimer Main Street Fund/VA - Initial Shares(1)	2005	$1.070916	$1.112726	320,663.28	N/A	N/A	N/A
	2004	$0.997989	$1.070916	834,918.31	N/A	N/A	N/A
	2003	$0.803297	$0.997989	887,897.19	N/A	N/A	N/A
	2002	$1.000000	$0.803297	356,377.25	N/A	N/A	N/A
Oppenheimer Strategic Bond Fund/VA - Initial Shares(2)	2005	$1.266918	$1.275262	39,224.88	N/A	N/A	N/A
	2004	$1.189183	$1.266918	288,132.19	N/A	N/A	N/A
	2003	$1.027306	$1.189183	265,634.22	N/A	N/A	N/A
	2002	$1.000000	$1.027306	183,911.965	N/A	N/A	N/A
Fidelity - VIP Growth Opportunities Portfolio - Service Class(4)	2005	$1.087102	$1.160306	54,613.48	N/A	N/A	N/A
	2004	$1.035786	$1.087102	239,735.58	N/A	N/A	N/A
	2003	$0.814802	$1.035786	261,167.49	N/A	N/A	N/A
	2002	$1.000000	$0.814802	148,649.218	N/A	N/A	N/A
Fidelity - VIP High Income Portfolio - Service Class(4)	2005	$1.343319	$1.350288	162,295.78	N/A	N/A	N/A
	2004	$1.251751	$1.343319	267,097.28	N/A	N/A	N/A
	2003	$1.005568	$1.251751	262,095.86	N/A	N/A	N/A
	2002	$1.000000	$1.005568	100,160.226	N/A	N/A	N/A
Fidelity - VIP Investment Grade Bond Portfolio - Initial Class(4)	2005	$1.129702	$1.131888	110,456.44	N/A	N/A	N/A
	2004	$1.103211	$1.129702	1,198,154.43	N/A	N/A	N/A
	2003	$1.069612	$1.103211	1,294,721.62	N/A	N/A	N/A
	2002	$1.000000	$1.069612	1,222,325.817	N/A	N/A	N/A
Fidelity - VIP Index 500 Portfolio - Initial Class(4)	2005	$1.103103	$1.133709	235,662.85	N/A	N/A	N/A
	2004	$1.017240	$1.103103	737,764.71	N/A	N/A	N/A
	2003	$0.808019	$1.017240	710,734.14	N/A	N/A	N/A
	2002	$1.000000	$0.808019	302,569.884	N/A	N/A	N/A

(1)	Subaccount Inception Date May 1, 2000.

(2)	Subaccount Inception Date October 30, 1998.

(3)	Subaccount Inception Date January 2, 2001.

(4)	Subaccount Inception Date May 3, 1999.

(5)	Subaccount Inception Date May 1, 2003.

(6)	Subaccount Inception Date November 3, 2003.

(a)	AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund. The Surviving fund is AIM V.I. Core Equity Fun.

(b)	Formerly known as AIM V.I. Dent Demographic Trends Fund.

International Moderate Growth Fund – Service Class had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

53

APPENDIX B

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV288 101 95 796 (Policy Form)	October 1998
RGMI 1 798 (endorsement – family income protector)	December 1998
RTP 1 201 (Beneficiary Earnings Enhancement Rider)	May 2001
AV721 101 149 1001 (Policy Form)	May 2002
VIAR IP 0100 (Initial Payment Guarantee)	May 2002
RTP 13 1101 (Beneficiary Earnings Enhancement – Extra Rider)	May 2002
RLS 1 1101 (Liquidity Rider)	May 2002

Product Feature	AV288 101 95 796; RGMI 1 798; RTP 1 201	AV721 101 149 1001; RGMI 1 798; RTP 1 201; VIAR IP 0100; RTP 13 1101; RLS 1 1101
Excess Interest Adjustment	Yes	Yes

Guaranteed Minimum Death Benefit Option(s)	Return of Premium; 5% Annually Compounding (available if owner and annuitant are age 80 or younger); and Annual Step-Up (available if owner and annuitant are age 80 or younger)	Return of Premium Death Benefit; Annual-Step Death Benefit; and Enhanced Death Benefit;

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.

Minimum effective annual interest rate applicable to the fixed account	3%	3%

Asset Rebalancing	Yes	Yes

Death Proceeds	Greater of 1) the policy value; 2) the cash value; or 3) guaranteed minimum death benefit.	Greater of 1) the policy value; 2) the cash value; or 3) guaranteed minimum death benefit.

Distribution Financing Charge	N/A	N/A

Is Mortality & Expense Risk Fee different after the annuity commencement date?	Yes	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes

Service Charge	$30 assessed on each policy anniversary. Not deducted from the fixed account.	$30 assessed on each policy anniversary. Not deducted from the fixed account.

Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes

Unemployment Waiver	Yes	Yes

Initial Payment Guarantee	No	Yes

Family Income Protector	Yes	Yes

Managed Annuity Program	No	Yes

Beneficiary Earnings Enhancement Rider	Yes	Yes

Beneficiary Earnings Enhancement – Extra Rider	No	Yes

Liquidity Rider	No	Yes

54

PORTFOLIO SELECT VARIABLE ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2006

to the

Prospectus dated May 1, 2006

PREMIUM ENHANCEMENT RIDER

An optional “premium enhancement” rider is available at the time you buy your policy. If you elect this rider, each premium payment for the first four policy years will receive a premium enhancement that Transamerica adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium enhancement rider may not be available in all states at the date of this supplement. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the premium enhancement rider in your state.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expenses in the prospectus.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)
Base Policy	6%
Optional Value Rider	8%
Optional Premium Enhancement Rider(3)	8%
Transfer Fee(4)	$0 -$10

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Portfolio Select Variable AnnuitySM dated May 1, 2006

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(5)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(6)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(7)	0.20%
Liquidity Rider(8)	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.00%
Annual Optional Rider Fees:
Beneficiary Earnings Enhancement(9)	0.25%
Beneficiary Earnings Enhancement – Extra II(10)	0.55%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(11):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.35%	2.505%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ending December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(12)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1211	$2495	$3418	$6410
If the policy is surrendered at the end of the applicable time period – with Optional Value Rider.	$1392	$2495	$3663	$6410
If the policy is surrendered at the end of the applicable time period – with Optional Liquidity Rider.	$1211	$2495	$3255	$6410
If the policy is surrendered at the end of the applicable time period – with Optional Premium Enhancement Rider.	$1398	$2516	$3698	$6482
If the policy is annuitized at the end of the applicable time period Or if you do not surrender your policy.	$670	$2009	$3255	$6410

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5 Expenses.

2

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

If you select Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	If you elect the “premium enhancement” rider, the surrender charge is higher and lasts longer than under a base policy, and the amount you may withdraw each year during the accumulation phase free of surrender charge is not cumulative.

(4)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(5)	The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account’s policy value as a percentage of the policy’s total policy value. We may waive the service charge in certain instances.

(6)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit”.

(7)	The fee for the Annual Step-Up Death Benefit (0.20%) is in addition to the mortality and expense risk and administrative fee.

(8)	The fee for the Liquidity Rider fee (0.50%) is in addition to the mortality and expense risk and administrative fee. This fee is only charged for the first three policy years.

(9)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(10)	The annual Beneficiary Earnings Enhancement—Extra II fee is 0.55% of the policy value and is deducted only during the accumulation phase.

(11)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(12)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

Premium Enhancement Rider

You may only elect the premium enhancement rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first four policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 1.5%; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered

3

a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

Transamerica may take back or “recapture” the full dollar amount of any premium enhancement that was added upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.

This benefit is not available if the owner or annuitant is age 71 or older on the policy date.

Rider Fee. There is no specific charge for the premium enhancement but the surrender charge is higher and lasts longer if you elect the rider. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Surrender Charge. You can surrender up to 10% of your policy value (measured at the time of surrender) each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

Please note that if you elect this rider, your “free amount” is not cumulative, unlike the base policy which has a cumulative free amount. See Sections 5, EXPENSES and Section 6, ACCESS TO YOUR MONEY in the prospectus. This non-cumulative nature of the free amount may increase the amount of surrender charge you pay for a full or partial surrender.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment if you elect the premium enhancement rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0-1	8%
1-2	8%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	2%
more than 7	0%

Other. You cannot elect the Liquidity Rider or the Value Rider if you elect this rider.

Termination. The rider is irrevocable.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement rider may vary for certain policies and may not be available for all policies.

4

PORTFOLIO SELECT VARIABLE ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please Note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the living benefits rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)
Base Policy	6%
Optional Value Rider	8%
Transfer Fee(3)	$0 -$10

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Portfolio Select Variable AnnuitySM dated May 1, 2006

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)	0.20%
Liquidity Rider(7)	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.00%
Annual Optional Rider Fees:
Beneficiary Earnings Enhancement(8)	0.25%
Beneficiary Earnings Enhancement – Extra II(9)	0.55%
Living Benefits Rider(10)	0.60%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(11):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.35%	2.505%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ending December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(12)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1211	$2495	$3418	$6410
If the policy is surrendered at the end of the applicable time period – with Optional Value Rider.	$1392	$2495	$3663	$6410
If the policy is surrendered at the end of the applicable time period – with Optional Liquidity Rider.	$1211	$2495	$3255	$6410
If the policy is annuitized at the end of the applicable time period Or if you do not surrender your policy.	$670	$2009	$3255	$6410

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5 Expenses.

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(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

If you select Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account’s policy value as a percentage of the policy’s total policy value. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit”.

(6)	The fee for the Annual Step-Up Death Benefit (0.20%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the Liquidity Rider fee (0.50%) is in addition to the mortality and expense risk and administrative fee. This fee is only charged for the first three policy years.

(8)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(9)	The annual Beneficiary Earnings Enhancement - Extra II fee is 0.55% of the policy value and is deducted only during the accumulation phase.

(10)	The fee is a percentage of the “principal back” total withdrawal base. The “principal back” total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” total withdrawal base is equal to: the “principal back” total withdrawal base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

(11)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(12)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

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Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

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Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee, and such impact may be on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefits,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit, you can withdraw up to:

•	7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	or you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you

5

must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•	Excess withdrawals may cause you to lose the benefit of the rider.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees by a pro rata amount (possibly to zero). Please contact us or your registered representative to obtain the supplement to the Statement of Additional Information, “Living Benefits Rider Adjusted Partial Withdrawal,” which provides examples showing the effect of a withdrawal. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee, as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal on the “for life” benefit is illustrated below.

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

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As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities —Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities – Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

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Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•	annuitization; or

•	termination of your policy.

This supplement summarizes the Living Benefits rider. The application and operation of the Living Benefits rider are governed by the terms and conditions of the rider itself. The living benefits rider may vary for certain policies and may not be available for all policies.

8

PORTFOLIO SELECT VARIABLE ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

5 FOR LIFE RIDER

You may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

You should view this rider as a way to permit you to invest in variable investment options while still having your liquidity protected to the extent provided hereby.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the 5 for Life rider for a qualified policy.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact us at (800) 525-6205 for additional information regarding the availability of the 5 For Life rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXpense EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)
Base Policy	6%
Optional Value Rider	8%
Transfer Fee(3)	$0 -$10

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Portfolio Select Variable AnnuitySM dated May 1, 2006

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)	0.20%
Liquidity Rider(7)	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.00%
Annual Optional Rider Fees:
Beneficiary Earnings Enhancement(8)	0.25%
Beneficiary Earnings Enhancement – Extra II(9)	0.55%
5 For Life Rider(10)	0.60%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(11):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.35%	2.505%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ending December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(12)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1211	$2495	$3418	$6410
If the policy is surrendered at the end of the applicable time period – with Optional Value Rider.	$1392	$2495	$3663	$6410
If the policy is surrendered at the end of the applicable time period – with Optional Liquidity Rider.	$1211	$2495	$3255	$6410
If the policy is annuitized at the end of the applicable time period Or if you do not surrender your policy.	$670	$2009	$3255	$6410

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5 Expenses.

(2)

The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since

2

the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

If you select Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account’s policy value as a percentage of the policy’s total policy value. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit”.

(6)	The fee for the Annual Step-Up Death Benefit (0.20%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the Liquidity Rider fee (0.50%) is in addition to the mortality and expense risk and administrative fee. This fee is only charged for the first three policy years.

(8)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(9)	The annual Beneficiary Earnings Enhancement - Extra II fee is 0.55% of the policy value and is deducted only during the accumulation phase.

(10)	The fee is a percentage of the total withdrawal base.

(11)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisers or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(12)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s death (unless your total withdrawal base is reduced to zero because of “excess withdrawals” - see Total Withdrawal Base and Adjusted Partial Withdrawals, below). All withdrawals before age 59 are excess withdrawals, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

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Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year).

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. (See Adjusted Partial Withdrawals as described below).

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy). The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70  1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

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Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of this rider.

•	All policy value must be allocated to a limited number of funds.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawal”) will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note:

•	Since the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 for Life rider terminates and no additional guaranteed withdrawals exist.

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

Designated Investment Options. If you elect the 5 For Life rider, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio Service Class

International Moderate Growth Fund – Service Class

Putnam VT Money Market Fund – Class IB Shares

Fixed Account

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated fund.

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Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider date will be the date the Company receives all necessary information.

Death Benefit. If you elect the 5 For Life rider, upon the death of the annuitant we will add an additional amount to the death benefit payable. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Please note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

This supplement summarizes the 5 For Life rider. The application and operation of the 5 For Life rider are governed by the terms and conditions of the rider itself. The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

[THIS SPACE INTENTIONALLY LEFT BLANK]

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PORTFOLIO SELECT VARIABLE ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

INCOME SELECT FOR LIFE

You may elect to purchase the optional Income Select for Life rider which provides you with a guaranteed minimum withdrawal benefit if you invest in certain designated funds. This rider is available during the accumulation phase but it will not be issued if the annuitant is younger than 55 or older than 80. The maximum issue age may be lower if required by state law.

The Income Select for Life rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the Income Select for Life rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income Select for Life rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)
Base Policy	6%
Optional Value Rider	8%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Portfolio Select Variable AnnuitySM dated May 1, 2006

Annual Service Charge(4)		$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)		1.15%
Administrative Charge		0.15%
Total Base Separate Account Annual Expenses		1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)		0.20%
Liquidity Rider(7)		0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses		2.00%
Annual Optional Rider Fees:
Beneficiary Earnings Enhancement(8)		0.25%
Beneficiary Earnings Enhancement – Extra II(9)		0.55%

	Single Life Option	Joint Life Option
Income Select for Life Rider – base benefit(10)	0.40%	0.60%
Additional Benefits available with the Income Select for Life Rider
Growth(11)	0.25%	0.50%
Death(11)	0.25%	0.20%
Income Enhancement(11)	0.10%	0.20%
Total Income Select for Life Rider Fees with Highest Combination of Benefits	1.00%	1.50%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Portfolio Annual Operating Expenses(12):
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses	0.35%	2.505%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

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The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(13)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period	$1211	$2495	$3418	$6410
If the policy is surrendered at the end of the applicable time period – with Optional Value Rider	$1392	$2495	$3663	$6410
If the policy is surrendered at the end of the applicable time period – with Optional Liquidity Rider	$1211	$2495	$3255	$6410
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy	$670	$2009	$3255	$6410

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the fee table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account’s policy value as a percentage of the policy’s total policy value. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit”.

(6)	The fee for the Annual Step-Up Death Benefit (0.20%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the Liquidity Rider (0.50%) is in addition to the mortality and expense risk and administrative fee. This fee is only charged for the first three policy years.

(8)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(9)	The annual Beneficiary Earnings Enhancement-Extra II fee is 0.55% of the policy value and is deducted only during the accumulation phase.

(10)	The fee is a percentage of the total withdrawal base.

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(11)	This fee is a percentage of the total withdrawal base and is in addition to the Income Select for Life Rider fee.

(12)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying fund portfolios, their investment advisors or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(13)	The Example does not reflect premium tax charges or transfer fees. Different fees and expense not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

Income Select for Life – Base Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the designated investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s (or the annuitant’s surviving spouse if the joint life option is elected) death (unless your minimum remaining withdrawal amount is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, and Additional Payment Option – Minimum Remaining Withdrawal Amount, below). All withdrawals before age 59 are excess withdrawals, and a penalty tax may be assessed on amounts surrendered from the policy before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) reaches age 59  1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $4,500 each calendar year for the rest of your life (assuming that you take your first withdrawal when you are age 60 - 64, and that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

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Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See Total Withdrawal Base Adjustments and Minimum Remaining Withdrawal Adjustments below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy). The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to the income benefit percentage (see below) of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to the income benefit percentage of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70  1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of funds.

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Income Benefit Percentage. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after January 1st following the annuitant’s 59th birthday (if the joint life option is elected, the income benefit percentage is governed by the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
59-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
> 95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st following the 59th birthday of the annuitant (or if the joint life option is elected, the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent Total Withdrawal Base Adjustments.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate any guarantee offered by this rider.

Please note:

•	Since the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the Income Select for Life rider terminates and no additional guaranteed withdrawals exist.

Designated Investment Options. If you elect the Income Select for Life benefit, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Putnam VT Money Market Fund – Class IB Shares

Fixed Account

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If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the first rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate, if any. The new rider date will be the date the Company receives all necessary information.

Income Select for Life – Additional Options

There are four options you may elect with the Income Select for Life rider. The options are:

•	Growth;

•	Additional Death Payment;

•	Joint Life; and

•	Income Enhancement.

1. Growth Option. If you elect the Income Select for Life rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” above) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount does not accumulate and election of the growth option has no effect on the policy value.

2. Additional Death Payment Option. If you elect the Income Select for Life rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional

7

amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the additional death benefit available with the Income Select for Life rider.

Please note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

3. Joint Life Option. If you elect the Income Select for Life rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the maximum annual withdrawal amount to be withdrawn until the death of the later of the annuitant or annuitant’s spouse (if the annuitant’s spouse continues the policy).

Please note: If at the time of the annuitant’s death the spouse cannot continue to keep the policy in force under the tax code, then the rider will terminate and no additional withdrawals under the rider are permitted.

4. Income Enhancement Option. If you elect the Income Select for Life rider, you can also elect to have your income benefit percentage double if either the annuitant or the annuitant’s spouse (if the joint life option is elected) is confined, due to a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days) benefits from this option are available provided the rider has been in effect for 12 months. The elimination period and waiting period can, but do not need to, run consecutively.

Please note:

•	You cannot elect the Income Enhancement Option if you are already confined in a hospital or nursing facility.

•	During the first year of qualification, the additional benefit provided by this option will be prorated based on the number of days remaining until January 1st of the next calendar year.

•	The increase to the income benefit percentage stops when the qualifying person or persons is/are no longer confined as described above.

•	This additional benefit provided by this option only applies to physical ailments and does not apply to cognitive ailments, like Alzheimer’s.

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We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us. If confinement ceases, you may re-qualify by satisfying the waiting period and elimination period requirements.

Income Select for Life Rider and Additional Option Fees

A rider fee, 0.40% for single life and 0.60% for joint life of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit. You will be charged an additional rider fee, which is also a percentage of the total withdrawal base on each rider anniversary, annually prior to annuitization for each additional option you elect with the rider. These additional benefit fees are in addition to the Income Select for Life rider fee. The additional fees are as follows:

Option	Single Life Option	Joint Life Option
Growth	0.25%	0.50%
Additional Death Payment	0.25%	0.20%
Income Enhancement	0.10%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment option.

Income Select for Life Rider Issue Requirements

The Company will not issue the Income Select for Life rider unless:

•	the annuitant is at least 55 and not yet age 81;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Income Select for Life rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income Select for Life rider (you may not terminate the rider before the first rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•	annuitization; or

•	termination of your policy.

This supplement summarizes the Income Select for Life rider. The application and operation of the Income Select for Life rider are governed by the terms and conditions of the rider itself. The Income Select for Life rider and additional options may vary for certain policies and may not be available for all policies.

9

PORTFOLIO SELECT VARIABLE ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2006

to the

Prospectus dated May 1, 2006

FIXED ACCOUNT LIMITATIONS

Effective immediately, we will not accept any premium payment in excess of $5,000 for guaranteed period options of less than five years duration. We also will not accept any premium payment or transfer that would result in the aggregate policy value in all guaranteed period options of less than 5 years duration exceeding $5,000. Please note these limitations do not apply to the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Portfolio Select Variable AnnuitySM dated May 1, 2006

PORTFOLIO SELECT VARIABLE ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Prospectus dated May 1, 2006

5 FOR LIFE WITH GROWTH RIDER

You may elect to purchase the optional 5 for Life with Growth rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is younger than 55 or older than 80. The maximum issue age may be lower if required by state law.

The 5 for Life with Growth rider may vary for certain policies and may not be available for all policies. Please contact Transamerica at (800) 525-6205 for additional information regarding the availability of the 5 for Life with Growth rider.

In addition, the tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the 5 for Life with Growth rider for a qualified policy.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)
Base Policy	6%
Optional Value Rider	8%
Transfer Fee(3)	$0 -$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Portfolio Select Variable AnnuitySM dated May 1, 2006

Annual Service Charge(4)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses:
Annual Step-Up Death Benefit(6)	0.20%
Liquidity Rider(7)	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.00%
Annual Optional Rider Fees:
Beneficiary Earnings Enhancement(8)	0.25%
Beneficiary Earnings Enhancement – Extra II(9)	0.55%
5 for Life with Growth Rider (with additional death benefit)(10)	0.85%
5 for Life with Growth Rider (without additional death benefit)(10)	0.60%

The next item shows the lowest and highest total operating expenses charged by the portfolio companies for the year ended December 31, 2005 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(11):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.35%	2.505%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2005, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(12)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1211	$2495	$3418	$6410
If the policy is surrendered at the end of the applicable time period – with Optional Value Rider.	$1392	$2495	$3663	$6410
If the policy is surrendered at the end of the applicable time period – with Optional Liquidity Rider.	$1211	$2495	$3255	$6410
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.	$670	$2009	$3255	$6410

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

(1)	During the income phase the fees may be different than those described in the fee table. See Section 5, Expenses.

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(2)	The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per policy year. For additional transfers, Transamerica may charge a fee of $10 per transfer.

(4)	The service charge is the lesser of $30 or 2% of the policy value. It applies to both the fixed account and the separate account, and is assessed on a prorata basis relative to each account’s policy value as a percentage of the policy’s total policy value. We may waive the service charge in certain instances.

(5)	The mortality and expense risk fee shown (1.15%) is for the accumulation phase with the “Return of Premium Death Benefit”.

(6)	The fee for the Annual Step-Up Death Benefit (0.20%) is in addition to the mortality and expense risk and administrative fee.

(7)	The fee for the Liquidity Rider (0.50%) is in addition to the mortality and expense risk and administrative fee. This fee is only charged for the first three policy years.

(8)	The annual Beneficiary Earnings Enhancement fee is 0.25% of the policy value and is deducted only during the accumulation phase.

(9)	The annual Beneficiary Earnings Enhancement-Extra II fee is 0.55% of the policy value and is deducted only during the accumulation phase.

(10)	The fee is a percentage of the total withdrawal base.

(11)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2005 (unless otherwise noted) and was provided to Transamerica by the underlying funds portfolios, their investment advisers or managers. Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(12)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

3

5 for Life with Growth Benefit

This benefit is intended to provide an accumulating withdrawal base during the growth period, thereafter a stable withdrawal base and a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value while the annuitant is living (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year that the annuitant is living (unless your total withdrawal base is reduced to zero because of “excess withdrawals;” see “Total Withdrawal Base” and “Total Withdrawal Base Adjustments,” below).

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. At that time, you could still withdraw up to $6,381each calendar year for the rest of your life (assuming that you do not withdraw more than $6,381 in any one year).

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount, and such impact may be on a greater than dollar-for-dollar basis.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 for Life with Growth rider unless:

•	the annuitant is at least 55 and not yet age 81;

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” and “Minimum Remaining Withdrawal Adjustments,” below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy). The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

4

For qualified policies:

If the annuitant is at least 70  1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of funds.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year).

The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” below) including the withdrawal, if any, which ended the growth period.

Note Carefully: The growth (or accumulation) at 5% applies only to the total withdrawal base, and the growth rate has no effect on the policy value.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

5

Please note:

•	Since the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 for Life with Growth rider terminates and no additional guaranteed withdrawals exist.

Additional Death Benefit available with the 5 for Life with Growth Benefit

If you elect the 5 for Life with Growth benefit, you can also elect for us to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments,” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the additional death benefit available with the 5 for Life with Growth rider.

Please note:

•	If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive life time income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value.

•	The minimum remaining withdrawal amount does not accumulate, and the growth benefit has no effect on policy value.

5 for Life with Growth Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary if you do not elect the additional death benefit and 0.85% of the total withdrawal base on each rider anniversary if you do elect the additional death benefit, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

Designated Investment Options. If you elect the 5 for Life with Growth rider, you must allocate 100% of your policy value to one or more of the following “designated funds:”

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

International Moderate Growth Fund – Service Class

Putnam VT Money Market Fund – Class IB Shares

Fixed Account

6

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate. The new rider date will be the date the Company receives all necessary information.

Termination. The 5 for Life with Growth rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 for Life with Growth rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

This supplement summarizes the 5 for Life with Growth rider. The application and operation of the 5 for Life with Growth rider are governed by the terms and conditions of the rider itself. The 5 for Life with Growth rider may vary for certain policies and may not be available for all policies.

7

PORTFOLIO SELECT VARIABLE ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Statement of Additional Information dated May 1, 2006

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Portfolio Select Variable AnnuitySM dated May 1, 2006

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000	withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial

2

withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000- $7,000 = $93,000.

Result.	In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

3

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

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Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result.	Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result.	In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

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Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

6

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result.	Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

7

PORTFOLIO SELECT VARIABLE ANNUITYSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement dated May 1, 2006

to the

Statement of Additional Information dated May 1, 2006

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

Portfolio Select Variable AnnuitySM dated May 1, 2006

Example 1 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result.	In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result.	The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

2

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result.  The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result.	Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 1 (5 For Life with Growth):

Assumptions:

TWB = $100,000

TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

You = Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

3

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (5 For Life with Growth):

Assumptions:

TWB = $100,000

TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

You = Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result.  The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

4

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result.  The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 1 (Income Select with Growth and Death):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

5

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

Example 2 (Income Select with Growth and Death):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74 = $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

6

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

Example 3 (Income Select with Growth and Death):

Assumptions:

Rider Date = 1/1/2006

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

Annuitant qualifies for Income Enhancement benefit beginning 10 years from rider date, which means that the Income Benefit Percentage is now 10% for calendar year 2016.

5% WD beginning 10 years from the rider date would be $16,288.90 (10% of the then-current $162,889 TWB)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

7

WD = $16,288.90

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $16,288.90 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $16,288.90 (there is no excess to deduct)

2.	$100,000 - $16,288.90 = $83,711.10.

Result. In this example, because no portion of the withdrawal was in excess of $16,288.90, the total withdrawal base does not change and the minimum remaining withdrawal amount is $83,711.10.

The increase to the Income Benefit Percentage due to the Income Enhancement stops when the qualifying person or persons is/are no longer confined as described in the rider. Any withdrawals taken in excess of the maximum annual withdrawal amount either with or without the Income Enhancement benefit will adjust the rider values as shown in Example 2 (Income Select with Growth and Death).

8

STATEMENT OF ADDITIONAL INFORMATION

PORTFOLIO SELECT VARIABLE ANNUITYSM

Issued through

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

4333 Edgewood Road, NE

Cedar Rapids, Iowa 52499-0001

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Portfolio Select Variable AnnuitySM offered by Transamerica Life Insurance Company (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2006, by calling 1-800-525-6205, or by writing to the administrative and service office, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the policy and the underlying fund portfolios.

Dated: May 1, 2006

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office— Transamerica Life Insurance Company, Attention: Customer Care Group, P.O. Box 3183, Cedar Rapids, Iowa 52406-3183. The street address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annuitant—The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date—The date upon which annuity payments are to commence. The annuity commencement date may not be later than the last day of the policy month following the month after the annuitant attains age 98. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The adjusted policy value less any applicable surrender charge and less any rider fees (imposed upon surrender).

Code—The Internal Revenue Code of 1986, as amended.

Cumulative Free Percentage— For the first policy year, the cumulative free percentage is 10% of your policy value. For subsequent policy years, the cumulative free percentage is 10% of your policy value plus any unused cumulative free percentage from prior years up to a maximum of 20%. The cumulative free percentage is determined at the time of surrender. This is only available during the accumulation phase.

Excess Interest Adjustment (“EIA”)—A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by Transamerica since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon surrender (either full or partial) or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender—The portion of a partial surrender (surrender) that exceeds the cumulative free percentage.

Fixed Account—One or more investment choices under the policy that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which Transamerica may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on [the portion of the requested partial surrender that is subject to surrender charge]); plus

•	interest credited to the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees and other charges, if any.

Policy Year—A policy year begins on the policy date and on each anniversary thereof.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—The Portfolio Select Variable AnnuitySM division of the Retirement Builder Variable Annuity Account. The Retirement Builder Variable Annuity Account is a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—There is an annual service charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but in no event will this charge be more than 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying funds.

Surrender Charge—The applicable contingent deferred sales charge, assessed on certain full surrenders or partial surrenders of premium payments to cover expenses relating to the sale of the policies.

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determinations shall be made on each business day.

Variable Annuity Payment(s)—Payment(s) made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the administrative and service office. For some transactions, Transamerica may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Transamerica establishes for such notices.

[THIS SPACE INTENTIONALLY LEFT BLANK]

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner’s spouse in a community or marital property state.

Unless Transamerica has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Transamerica has received written notice of the trust prior to the owner’s death, that trust may not exercise ownership rights to the policy. In some situations, it may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the deceased owner’s spouse) because the owner dies before the annuitant, the adjusted policy value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, and the application, constitute the entire policy between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (SEC). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Putnam VT Money Market Fund (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

Similarly, Transamerica will close a subaccount to new investment (either transfers or premium payments) if the corresponding portfolio closes to new investments. Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in the Putnam VT Money Market Fund (or in a similar portfolio of money market instruments). If a portfolio of money market instruments is unavailable, Transamerica will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

Excess Interest Adjustment

Money that you surrender from, transfer out of, or apply to an annuity payment option, from the guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a surrender, if interest rates set by Transamerica have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula which will be used to determine the excess interest adjustment is:

S*(G-C)* (M/12)

S =	Gross amount being withdrawn that is subject to the excess interest adjustment.

G =	Guaranteed interest rate applicable to S.

C =	Current Guaranteed Interest Rate then being offered on new premium payments for the next longer guaranteed period than “M”. If this policy form or such a guaranteed period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M =	Number of months remaining in the current guaranteed period, rounded up to the next higher whole number of months.

* =	multiplication

^ =	exponentiation

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Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .30 = 17,148.35
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00* (.055 - .095)* (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 52,537.62 - 57,161.18 = -4,623.54
Adjusted policy value	= policy value + excess interest adjustment = 57,161.18 - 4,623.54 = 52,537.64
Portion of Surrender Charge – free amount which is deducted from earnings	= Policy Value – Premium = 57,161.18 – 4,623.54 = 52,537.62
Portion of Surrender Charge – free amount which is deducted from premium	= 17,148.35 – 7,161.18 = 9,987.17
Surrender charge	= (50,000 – 9,987.17)* .06 = 2,400.77
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 – 4,623.54 – 2,400.77
= 50,136.87
Minimum Cash Value	= 90% * 50,000 * 1.03 ^ 2.5 – 48,451.32

The Cash Value of $50,136.87 is greater than the minimum of $48,451.32

Upon full surrender of the policy, the minimum cash value will never be less than that required by the nonforfeiture laws of your state.

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Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Full surrender:	middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18* .20 = 11,432.24
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 - 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000* (1.02) ^ 2.5 = 52,537.62
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S* (G - C)* (M/12)
= 50,000* (.055 - .045)* (30/12)
= 1,250.00
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + 1,250.00 = 58,411.18
Portion of Surrender Charge – free amount which is deducted from earnings	= Policy Value – Premium = 57,161.18 – 50,000 = 7,161.18
Portion of Surrender Charge – free amount which is deducted from premium	= 11,432.24 – 7,161.18 = 4,271.06
Surrender charge	= (50,000 – 4,271.06)* .06 = 2,743.74
Cash value at middle of policy year 3	= policy value + excess interest adjustment - surrender charge
= 57,161.18 + 1,250 – 2,743.74
= 55,667.44
Minimum Cash Value	= 90% * 50,000 * 1.03 ^ 2.5 – 48,451.32

The Cash Value of $55,667.44 is greater than the minimum of $48,451.32

Upon full surrender of the policy, the minimum cash value will never be less than that required by the nonforfeiture laws of your state.

On a partial surrender, Transamerica will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R =	the requested partial surrender;

E =	the excess interest adjustment; and

SC =	the surrender charges on (EPW - E); where

EPW =	the excess partial withdrawal amount.

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$30,000 (requested withdrawal amount after penalties); middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Excess Interest adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Surrender charge free amount at middle of policy year 3	= 57,161.18 * .20 = 11,432.24
Amount free of excess interest adjustment	= 7,161.18
Excess interest adjustment/surrender charge
S = 30,000 – 7,161.18 = 22,838.82
G = .055
C = .065
M = 30
E = 22,838.82 * (.055 - .065) * (30/12) = -570.97
EPW = 30,000.00 - 11,432.24 = 18,567.76

To receive the full $30,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 18,567.76/(1 - .06) = 19,752.94

SC = .06 * (19,752.94 – (-570.97)) = 1,219.44
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E + surrender charge)
= 57,161.18 - (30,000.00 - (-570.97) + 1,219.44) = 25,370.77

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Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$30,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000* (1.055) ^ 2.5 = 57,161.18
Excess interest adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Surrender charge free amount at middle of policy year 3	57,161.18 * .20 = 11,432.24
Amount free of excess interest adjustment	7,161.18
Excess interest adjustment / surrender charge
S = 30,000 - 7,161.18 = 22,838.82
G = .055
C = .045
M = 30
E = 22,838.82* (.055 - .045)* (30/12) = 570.97
EPW = 30,000 - 11,432.24 = 18,567.76

To receive the full $30,000 partial surrender amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = 18,567.76/(1 - .06) = 19,752.94

SC = .06 * (19,752.94 - 570.97) = 1,150.92
Remaining policy value at middle of policy year 3	= 57,161.18 (R - E + surrender charge)
= 57,161.18 - (30,000 - 570.97 + 1,150.92) = 26,581.23

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts, or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table” using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to a partial surrender by and amount called the adjusted partial surrender. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by (2), where:

(1)	is the gross partial surrender amount;

(2)	is the adjustment factor = current death benefit prior to the gross partial surrender divided by the policy value prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

EXAMPLE 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$10,000	surrender charge-free amount (assumes 20% cumulative free percentage is available)
$5,000	excess partial surrender— (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$294	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*(5000 - 100)
$5,194	reduction in policy value due to excess partial surrender = 5000 - 100 + 294
$15,194	total gross partial surrender
$22,791	adjusted partial surrender = [15,194 * (75,000/50,000)]
$52,209	new guaranteed minimum death benefit (after surrender) = 75,000 - 22,791
$34,806	new policy value (after surrender) = 50,000 – 10,000 - 5,194

Summary:

Reduction in guaranteed minimum death benefit	= $22,791
Reduction in policy value	= $15,194

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

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EXAMPLE 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current policy value before surrender
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested surrender
$11,250	surrender charge-free amount (assumes 15% cumulative free percentage is available)
$3,750	excess partial surrender—(amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$231	surrender charge on (excess partial surrender less excess interest adjustment) = 0.06*[(3750-(-100)]
$4,081	reduction in policy value due to excess partial surrender = 3750 - (-100) + 231 = 3750 + 100 + 231
$15,331	total gross partial surrender
$15,331	adjusted partial surrender = [(11,250 + 4,081) * (75,000/75,000)]
$34,669	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,331
$59,669	new policy value (after surrender) = 75,000 – 11,250 - 4,081

Summary:

Reduction in guaranteed minimum death benefit	= $15,331
Reduction in policy value	= $15,331

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica, will constitute due proof of death.

Upon receipt at our administrative and service office of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, (1) the death benefit must be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased annuitant’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds, which are not paid to or for the benefit of a natural person, must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, however, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed: within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” below for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on Transamerica until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with Transamerica, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The policy will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the policy.

Transamerica reserves the right to amend the policy to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs Transamerica experiences on those purchases. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain constant throughout each year and are adjusted on your policy anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your policy anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the mortality and expense risk fee and administrative charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	5.0%
Life & Ten Years Certain
Male Age 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses included in the calculations is 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70  1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70  1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We may make available, as options under the policy, certain guaranteed minimum withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($4,000 for 2006, $5,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70  1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59  1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($4,000 for 2006, $5,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59  1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59  1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed minimum withdrawal benefit prior to age 59  1/2.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “Net Investment Factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “Net Investment Factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The Net Investment Factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assume the Annual Step-Up Death Benefit is in effect and no optional riders or benefits are elected.)

Investment Experience Factor	= (A + B - C) - E
D

Where:	A =	The Net Asset Value of an underlying fund share as of the end of the current valuation period.
		Assume	A = $11.57

	B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
		Assume	B = 0

	C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
		Assume	C = 0

	D =	The Net Asset Value of an underlying fund share at the end of the immediately preceding valuation period.
		Assume	D = $11.40

	E =	The daily deduction for mortality and expense risk fee and administrative charges, which (on these assumptions) totals 1.50% on an annual basis.
		On a daily basis	= .0000407916

Then, the Investment Experience Factor	= (11.57+ 0 - 0) - .0000407916 = Z = 1.0148714891
11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:	A =	The accumulation unit value for the immediately preceding valuation period.
		Assume	= $X

	B =	The Net Investment Factor for the current valuation period.
		Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the Net Investment Factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The Net Investment Factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:	A =	Annuity unit value for the immediately preceding valuation period.
		Assume	= $X

	B =	Investment Experience Factor for the valuation period for which the annuity unit value is being Calculated.
		Assume	= Y

	C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
		Assume	= Z

Then, the annuity unit value is: $X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First Monthly Variable Annuity Payment	= A * B
$1,000

Where:	A =	The policy value as of the annuity commencement date.
		Assume	= $X

	B =	The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
		Assume	= $Y

Then, the first Monthly Variable Annuity Payment	= $X * $Y = $Z
1,000

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Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units	=	A
B

Where:	A =	The dollar amount of the first monthly Variable Annuity Payment.
		Assume	= $	X
	B =	The annuity unit value for the Valuation Date on which the first monthly payment is due.
		Assume	= $	Y

Then, the number of annuity units	=	$X	=	Z
$Y

BENEFICIARY EARNINGS ENHANCEMENT RIDER — ADDITIONAL INFORMATION

The following examples illustrate the Beneficiary Earnings Enhancement additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount. The client is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender	$150,000
Rider Earnings on Date of Surrender (Policy Value on the date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations	$175,000
Rider Earnings (= Policy Value on date of death benefit calculation – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

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Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations	$75,000
Rider Earnings (= Policy Value on date of death benefit calculation – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):	$0
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER — ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement- Extra II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 6th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Putnam VT Money Market Fund subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS =	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES = Per	unit expenses of the subaccount for the 7-day period.

UV = The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Putnam VT Money Market Fund subaccount will be lower than the yield for the Putnam VT Money Market Fund portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

Transamerica may also disclose the effective yield of the Putnam VT Money Market Fund subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS =	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES =	Per unit expenses of the subaccount for the 7-day period.

UV =	The unit value on the first day of the 7-day period.

The yield on amounts held in the Putnam VT Money Market Fund subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Putnam VT Money Market Fund subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Putnam VT Money Market Fund portfolio, the types and quality of portfolio securities held by the Putnam VT Money Market portfolio and its operating expenses.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Putnam VT Money Market subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U * UV)) + 1)6 –1)

Where:

NI	= Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

ES	= Expenses of the subaccount for the 30-day period.

U	= The average number of units outstanding.

UV	= The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 6% to 0% of the amount of premium payments withdrawn based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the tenth policy year.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the subaccount’s underlying fund portfolios, and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	= The average annual total return net of subaccount recurring charges.

ERV	= The ending redeemable value of the hypothetical account at the end of the period.

P	= A hypothetical initial payment of $1,000.

N	= The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV/P) – 1

Where:

CTR	= The cumulative total return net of subaccount recurring charges for the period.

ERV	= The ending redeemable value of the hypothetical investment at the end of the period.

P	= A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account.

Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA

Transamerica is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Division may determine the items are correct. Transamerica’s books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

Transamerica performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the policies. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG and TCI (distributor for the policies) are affiliates, and like us, are indirect, wholly owned subsidiaries of AEGON USA. AFSG and TCI are registered as broker-dealers with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and each is a member of NASD, Inc. AFSG and TCI are not members of the Securities Investor Protection Corporation.

The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. AFSG compensates these selling firms for their services. Sales representatives are appointed as our insurance agents.

During fiscal years 2005, 2004, and 2003, the amounts paid to AFSG in connection with all policies sold through the separate account were $4,950,228, $5,616,766, and $4,956,407, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. We and/or our affiliates provide paid-in capital to AFSG and pay for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and TCI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by Transamerica in which you or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to Transamerica relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Transamerica and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2005 and for the periods disclosed in the financial statements, and the financial statements and schedules of Transamerica at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). The financial statements of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

	Year	2.00%			1.90%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation - Conservative Portfolio - Service Class(5)	2005	$1.237538	$1.274130	1,632,581.01	$1.239588	$1.277463	694,250.29
	2004	$1.153408	$1.237538	1,256,203.26	$1.154167	$1.239588	686,942.05
	2003	$1.000000	$1.153408	1,256,203.26	$1.000000	$1.154167	576,726.71
Asset Allocation - Growth Portfolio - Service Class(5)	2005	$1.388206	$1.523349	252,852.37	$1.390480	$1.527333	0.00
	2004	$1.243201	$1.388206	249,210.80	$1.244016	$1.390480	0.00
	2003	$1.000000	$1.243201	57,962.44	$1.000000	$1.244016	0.00
Asset Allocation - Moderate Portfolio - Service Class(5)	2005	$1.280332	$1.344798	1,389,407.08	$1.282434	$1.348315	31,526.90
	2004	$1.175252	$1.280332	926,106.93	$1.176017	$1.282434	35,005.06
	2003	$1.000000	$1.175252	483,349.28	$1.000000	$1.176017	35,005.06
Asset Allocation - Moderate Growth Portfolio - Service Class(5)	2005	$1.333718	$1.434575	3,733,989.15	$1.335896	$1.438320	58,784.86
	2004	$1.202229	$1.333718	2,274,342.92	$1.203017	$1.335896	76,269.72
	2003	$1.000000	$1.202229	741,685.85	$1.000000	$1.203017	76,309.33
Capital Guardian Global - Service Class(5)	2005	$1.416204	$1.525977	6,939.82	$1.418520	$1.529958	0.00
	2004	$1.306127	$1.416204	7,574.87	$1.306990	$1.418520	0.00
	2003	$1.000000	$1.306127	0.00	$1.000000	$1.306990	0.00
Capital Guardian U.S. Equity - Service Class(5)	2005	$1.336805	$1.390158	57,740.30	$1.338998	$1.393806	0.00
	2004	$1.245365	$1.336805	326,286.05	$1.246182	$1.338998	0.00
	2003	$1.000000	$1.245365	247,812.68	$1.000000	$1.246182	0.00
Capital Guardian Value - Service Class(5)	2005	$1.459075	$1.537894	59,272.63	$1.461473	$1.541935	5,023.75
	2004	$1.278793	$1.459075	55,157.96	$1.279637	$1.461473	5,023.75
	2003	$1.000000	$1.278793	4,102.33	$1.000000	$1.279637	0.00
Federated Growth & Income - Service Class(5)	2005	$1.266689	$1.300582	53,745.30	$1.268764	$1.304001	13,072.21
	2004	$1.185687	$1.266689	53,090.82	$1.186465	$1.268764	13,072.21
	2003	$1.000000	$1.185687	10,891.85	$1.000000	$1.186465	7,574.49
PIMCO Total Return - Service Class(5)	2005	$1.028898	$1.029279	263,562.16	$1.030604	$1.031999	0.00
	2004	$1.007067	$1.028898	374,312.66	$1.007739	$1.030604	0.00
	2003	$1.000000	$1.007067	55,026.82	$1.000000	$1.007739	0.00
Transamerica Equity - Service Class(5)	2005	$1.368016	$1.559602	40,346.20	$1.370251	$1.563677	0.00
	2004	$1.206930	$1.368016	0.00	$1.207719	$1.370251	2,231.16
	2003	$1.000000	$1.206930	0.00	$1.000000	$1.207719	0.00
PAM Transamerica U.S. Government Securities - Service Class(6)	2005	$1.018521	$1.018397	0.00	$1.019684	$1.020537	0.00
	2004	$1.009640	$1.018521	0.00	$1.009797	$1.019684	0.00
	2003	$1.000000	$1.009640	0.00	$1.000000	$1.009797	0.00
AIM V.I. Capital Appreciation Fund - Series II (1)	2005	$1.272982	$1.355161	35,192.05	N/A	N/A	N/A
	2004	$1.221185	$1.272982	27,178.43	N/A	N/A	N/A
	2003	$1.000000	$1.221185	0.00	N/A	N/A	N/A
AIM V.I. Core Equity Fund - Series II(2)a	2005	$1.282583	$1.321340	0.00	N/A	N/A	N/A
	2004	$1.203895	$1.282583	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.203895	0.00	N/A	N/A	N/A

		2.00%			1.90%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AIM V.I. International Growth Fund - Series II(2)	2005	$1.545257	$1.783254	0.00	N/A	N/A	N/A
	2004	$1.274196	$1.545257	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.274196	0.00	N/A	N/A	N/A
AIM V.I. Premier Equity Fund - Series II(2)a	2005	$1.213241	$1.253301	7,178.00	N/A	N/A	N/A
	2004	$1.173134	$1.213241	7,229.47	N/A	N/A	N/A
	2003	$1.000000	$1.173134	0.00	N/A	N/A	N/A
AIM V.I. Demographic Trends Fund - Series II(1)b	2005	$1.318214	$1.370915	25,994.88	N/A	N/A	N/A
	2004	$1.246205	$1.318214	26,181.31	N/A	N/A	N/A
	2003	$1.000000	$1.246205	0.00	N/A	N/A	N/A
AllianceBerstein Global Technology Portfolio - Class B(3)	2005	$0.980317	$0.996205	32,229.40	0.982876	$0.999780	0.00
	2004	$0.951577	$0.980317	97,247.66	$0.953123	$0.982876	72,251.35
	2003	$0.675001	$0.951577	100,166.31	$0.675445	$0.953123	79,289.88
	2002	$1.000000	$0.675001	61,133.957	$1.000000	$0.675445	82,237.82
AllianceBerstein Large Cap Growth Portfolio - Class B(3)	2005	$1.001784	$1.127992	56,010.03	$1.004409	$1.132052	14,848.48
	2004	$0.943168	$1.001784	256,269.18	$0.944720	$1.004409	7,088.76
	2003	$0.779803	$0.943168	319,020.53	$0.780314	$0.944720	7,139.77
	2002	$1.000000	$0.779803	224,523.181	$1.000000	$0.780314	100.00
Davis Value Portfolio(1)	2005	$1.181624	$1.267938	231067.65	$1.184722	$1.272502	88,266.23
	2004	$1.073015	$1.181624	542,790.88	$1.074767	$1.184722	190,215.91
	2003	$0.843460	$1.073015	506,597.88	$0.844021	$1.074767	185,432.52
	2002	$1.000000	$0.843460	296,858.804	$1.000000	$0.844021	24,122.94
Evergreen VA Balanced Fund - Class 2(2)	2005	$1.153520	$1.187826	0.00	N/A	N/A	N/A
	2004	$1.109696	$1.153520	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.109696	0.00	N/A	N/A	N/A
Evergreen VA Fundamental Large Cap Fund - Class 2(2)	2005	$1.314954	$1.402004	0.00	N/A	N/A	N/A
	2004	$1.231350	$1.314954	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.231350	0.00	N/A	N/A	N/A
Evergreen VA Growth Fund - Class 2(4)	2005	$1.458656	$1.519792	0.00	N/A	N/A	N/A
	2004	$1.310059	$1.458656	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.310059	0.00	N/A	N/A	N/A
Evergreen VA High Income Fund - Class 2(4)	2005	$1.148154	$1.139722	0.00	N/A	N/A	N/A
	2004	$1.080564	$1.148154	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.080564	0.00	N/A	N/A	N/A
Evergreen International Equity Fund - Class 2(4)	2005	$1.505719	$1.707666	25,059.25	N/A	N/A	N/A
	2004	$1.29247	$1.505719	2,594.83	N/A	N/A	N/A
	2003	$1.000000	$1.29247	0.00	N/A	N/A	N/A
Evergreen VA Omega Fund - Class 2(3)	2005	$1.355655	$1.376589	28,584.57	N/A	N/A	N/A
	2004	$1.292650	$1.355655	28,770.28	N/A	N/A	N/A
	2003	$1.000000	$1.292650	3.11489	N/A	N/A	N/A
Federated American Leaders Fund II(1)	2005	$1.082599	$1.114747	3,231.73	$1.085449	$1.118765	13,221.85
	2004	$1.005937	$1.082599	66,517.22	$1.007586	$1.085449	103,456.95
	2003	$0.803518	$1.005937	78,105.20	$0.804043	$1.007586	96,084.67
	2002	$1.000000	$0.803518	133,067.354	$1.000000	$0.804043	43,550.43
Federated Kaufmann Fund II(5)	2005	$1.491245	$1.626482	179,276.79	$1.493684	$1.630726	19,395.02
	2004	$1.326696	$1.491245	496,075.20	$1.327569	$1.493684	14,052.87
	2003	$1.000000	$1.326696	348,057.35	$1.000000	$1.327569	9,684.00
Federated High Income Bond Fund II(2)	2005	$1.241856	$1.249913	34,194.44	$1.245141	$1.254446	0.00
	2004	$1.146799	$1.241856	186,361.45	$1.148709	$1.245141	210,213.88
	2003	$0.957105	$1.146799	152,320.34	$0.957738	$1.148709	190,052.01
	2002	$1.000000	$0.957105	134,293.886	$1.000000	$0.957738	176,804.02

		2.00%			1.90%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Franklin Small-Midcap Growth Securities Fund - Class 2(4)	2005	$1.114152	$1.144662	102,348.07	$1.117078	$1.148787	15,539.86
	2004	$1.019507	$1.114152	512,873.87	$1.021183	$1.117078	79,186.72
	2003	$0.757678	$1.019507	563,155.31	$0.758174	$1.021183	60,143.52
	2002	$1.000000	$0.757678	577,013.593	$1.000000	$0.758174	42,495.28
Franklin Small Cap Value Securities Fund - Class 2(5)	2005	$1.596766	$1.702801	18,433.85	$1.599394	$1.707267	0.00
	2004	$1.316223	$1.596766	7,998.36	$1.317092	$1.599394	0.00
	2003	$1.000000	$1.316223	4,000.59	$1.000000	$1.317092	0.00
Mutual Shares Securities Fund - Class 2(5)	2005	$1.318724	$1.429413	205,322.7	$1.320886	$1.433160	440.75
	2004	$1.194301	$1.318724	176,106.28	$1.195086	$1.320886	441.28
	2003	$1.000000	$1.194301	23,700.87	$1.000000	$1.195086	441.83
Templeton Global Asset Allocation Fund - Class 2(4)	2005	$1.326225	$1.346501	234,774.66	$1.329719	$1.351371	30,854.15
	2004	$1.169062	$1.326225	588,631.71	$1.170984	$1.329719	38,181.70
	2003	$0.903661	$1.169062	393,536.21	$0.904250	$1.170984	35,352.74
	2002	$1.000000	$0.903661	158,616.307	$1.000000	$0.904250	23,636.67
Templeton Foreign Securities Fund - Class 2(4)	2005	$1.177362	$1.271735	48,407.86	$1.180465	$1.276322	12,141.18
	2004	$1.013228	$1.177362	202,089.92	$1.014900	$1.180465	29,804.44
	2003	$0.781677	$1.013228	187,843.83	$0.782197	$1.014900	8,469.53
	2002	$1.000000	$0.781677	204,199.474	$1.000000	$0.782197	4,824.15
Templeton Developing Markets Securities Fund - Class 2(1)	2005	$1.589936	$1.986414	24,289.59	$1.594119	$1.993596	4,775.71
	2004	$1.300447	$1.589936	14,690.29	$1.302585	$1.594119	8,008.23
	2003	$0.866986	$1.300447	11,539.81	$0.867564	$1.302585	$12,756.43
	2002	$1.000000	$0.866986	870.463	$1.000000	$0.867564	16,309.42
MFS Emerging Growth Series - Service Class(2)	2005	$1.315963	$1.405369	30,593.08	N/A	N/A	N/A
	2004	$1.190889	$1.315963	26,804.73	N/A	N/A	N/A
	2003	$1.000000	$1.190889	0.00	N/A	N/A	N/A
MFS Research Series - Service Class(2)	2005	$1.336045	$1.409092	26,023.99	N/A	N/A	N/A
	2004	$1.179280	$1.336045	26,210.62	N/A	N/A	N/A
	2003	$1.000000	$1.179280	0.00	N/A	N/A	N/A
MFS Total Return Series - Service Class(2)	2005	$1.219711	$1.226918	253,362.03	N/A	N/A	N/A
	2004	$1.120598	$1.219711	181,510.29	N/A	N/A	N/A
	2003	$1.000000	$1.120598	36,202.57	N/A	N/A	N/A
MFS Utilities Series - Service Class(4)	2005	$1.558735	$1.781509	16,201.05	N/A	N/A	N/A
	2004	$1.224514	$1.558735	11,947.87	N/A	N/A	N/A
	2003	$1.000000	$1.224514	4,098.63	N/A	N/A	N/A
Oppenheimer Balanced Fund/VA - Service Shares(2)	2005	$1.266511	$1.287344	84,720.08	N/A	N/A	N/A
	2004	$1.176673	$1.266511	82,941.50	N/A	N/A	N/A
	2003	$1.000000	$1.176673	17,836.15	N/A	N/A	N/A
Oppenheimer Capital Appreciation Fund/VA - Service Shares(2)	2005	$1.282112	$1.318173	109,154.39	N/A	N/A	N/A
	2004	$1.226664	$1.282112	102,759.30	N/A	N/A	N/A
	2003	$1.000000	$1.226664	10,528.44	N/A	N/A	N/A
Oppenheimer Main Street Fund/VA - Service Shares(1)	2005	$1.289567	$1.336940	0.00	N/A	N/A	N/A
	2004	$1.205202	$1.289567	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.205202	0.00	N/A	N/A	N/A
Oppenheimer Strategic Bond Fund/VA - Service Shares(2)	2005	$1.145031	$1.150470	79,599.50	N/A	N/A	N/A
	2004	$1.077142	$1.145031	42,218.05	N/A	N/A	N/A
	2003	$1.000000	$1.077142	22,419.01	N/A	N/A	N/A

		2.00%			1.90%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Putnam VT Global Equity Fund - Class IB Shares(2)	2005	$1.160893	$1.238147	0.00	$1.163947	$1.242616	0.00
	2004	$1.041655	$1.160893	19,261.04	$1.043377	$1.163947	1,881.32
	2003	$0.822160	$1.041655	19,367.59	$0.822703	$1.043377	1,163.20
	2002	$1.000000	$0.822160	21,257.35	$1.000000	$0.822703	408.43
Putnam VT Growth and Income - Class IB Shares(1)	2005	$1.104251	$1.139256	51,843.69	$1.107152	$1.143367	0.00
	2004	$1.013755	$1.104251	100,809.22	$1.015420	$1.107152	37,879.89
	2003	$0.811748	$1.013755	37,853.46	$0.812286	$1.015420	50,035.27
	2002	$1.000000	$0.811748	111,963.840	$1.000000	$0.812286	33,847.52
Putnam VT Growth Opportunities Fund - Class IB Shares(1)	2005	$0.956676	$0.976497	42,465.06	$0.959180	$0.980006	0.00
	2004	$0.959148	$0.956676	58,088.44	$0.960715	$0.959180	19,651.57
	2003	$0.795002	$0.959148	29,342.70	$0.795525	$0.960715	19,664.11
	2002	$1.000000	$0.795002	24,741.495	$1.000000	$0.795525	19,778.22
Putnam VT Money Market Fund - Class IB Shares(2)	2005	$0.966969	$0.972058	79,788.53	$0.969395	$0.975447	36,059.87
	2004	$0.979879	$0.966969	166,420.78	$0.981458	$0.969395	112,579.00
	2003	$0.994455	$0.979879	141,483.46	$0.995049	$0.981458	39,281.33
	2002	$1.000000	$0.994455	42,352.96	$1.000000	$0.995049	5,728.23
Putnam VT New Value Fund - Class IB Shares(2)	2005	$1.219424	$1.266030	57,976.97	$1.222628	$1.270593	13,641.77
	2004	$1.077620	$1.219424	118,138.44	$1.079393	$1.222628	77,057.97
	2003	$0.829693	$1.077620	72,916.73	$0.830236	$1.079393	65,561.10
	2002	$1.000000	$0.829693	109,708.216	$1.000000	$0.830236	48,745.87
Fidelity - VIP Equity-Income Portfolio - Service Class 2(1)	2005	$1.133751	$1.173503	209,661.34	$1.136716	$1.177725	87,347.30
	2004	$1.039687	$1.133751	781,781.26	$1.041387	$1.136716	91,306.49
	2003	$0.815553	$1.039687	829,843.78	$0.816095	$1.041387	79,829.28
	2002	$1.000000	$0.815553	483,906.982	$1.000000	$0.816095	7,119.54
Fidelity - VIP Growth Portfolio - Service Class 2(1)	2005	$0.974060	$1.007566	128,514.37	$0.976595	$1.011177	10,038.26
	2004	$0.963507	$0.974060	231,340.88	$0.965083	$0.976595	82,163.54
	2003	$0.741475	$0.963507	177,289.23	$0.741958	$0.965083	87,908.38
	2002	$1.000000	$0.741475	278,821.030	$1.000000	$0.741958	74,163.33
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(4)	2005	$1.263565	$1.346360	19,467.04	N/A	N/A	N/A
	2004	$1.205819	$1.263565	19,606.65	N/A	N/A	N/A
	2003	$1.000000	$1.205819	0.00	N/A	N/A	N/A
Fidelity - VIP High Income Portfolio - Service Class 2(4)	2005	$1.197712	$1.201443	10,706.67	N/A	N/A	N/A
	2004	$1.116920	$1.197712	10,793.36	N/A	N/A	N/A
	2003	$1.000000	$1.116920	0.00	N/A	N/A	N/A
Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(4)	2005	$1.028555	$1.027541	106,544.24	N/A	N/A	N/A
	2004	$1.006987	$1.028555	59,644.19	N/A	N/A	N/A
	2003	$1.000000	$1.006987	27,716.95	N/A	N/A	N/A
Fidelity- VIP Index 500 Portfolio - Service Class 2(4)	2005	$1.306503	$1.339310	168,610.13	N/A	N/A	N/A
	2004	$1.207775	$1.306503	108,884.65	N/A	N/A	N/A
	2003	$1.000000	$1.207775	30,341.57	N/A	N/A	N/A
AIM V.I. Capital Appreciation Fund - Series I(1)	2005	$1.050306	$1.120754	121,962.07	$1.053074	$1.124824	65,391.40
	2004	$1.004796	$1.050306	209,237.41	$1.006450	$1.053074	138,413.41
	2003	$0.791285	$1.004796	215,080.61	$0.791807	$1.006450	132,043.48
	2002	$1.000000	$0.791285	181,818.574	$1.000000	$0.791807	38,417.16
AIM V.I. Core Equity Fund - Series I(2)a	2005	$1.099158	$1.134915	7,402.22	$1.102038	$1.138993	0.00
	2004	$1.028914	$1.099158	143,193.33	$1.030601	$1.102038	17,382.56
	2003	$0.843498	$1.028914	131,506.94	$0.844047	$1.030601	17,382.56
	2002	$1.000000	$0.843498	63,875.921	$1.000000	$0.844047	14,289.99
AIM V.I. International Growth Fund - Series I(2)	2005	$1.253983	$1.449896	6,193.46	$1.257271	$1.455113	6,135.47
	2004	$1.031505	$1.253983	17,871.96	$1.033189	$1.257271	6,135.47
	2003	$0.815202	$1.031505	17,894.52	$0.815738	$1.033189	0.00
	2002	$1.000000	$0.815202	2,549.189	$1.000000	$0.815738	100.00

	Year	2.00%			1.90%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AIM V.I. Premier Equity Fund - Series I(2)a	2005	$0.977239	$1.012314	6,007.16	$0.979815	$1.015969	72,51.87
	2004	$0.942435	$0.977239	157,082.43	$0.944001	$0.979815	7,302.16
	2003	$0.768529	$0.942435	158,205.60	$0.769049	$0.944001	7,354.70
	2002	$1.000000	$0.768529	127,350.847	$1.000000	$0.769049	100.00
AIM V.I. Demographic Trends Fund - Series I(1)b	2005	$1.050961	$1.094358	4,773.71	$1.053734	$1.098321	0.00
	2004	$0.990303	$1.050961	4,773.71	$0.991936	$1.053734	58,851.01
	2003	$0.734771	$0.990303	0.00	$0.735266	$0.991936	70,017.17
	2002	$1.000000	$0.734771	100.000	$1.000000	$0.735266	30,795.97
Evergreen VA Balanced Fund - Class 1(2)	2005	$1.087000	$1.122108	11,127.43	$1.089837	$1.126149	10,835.43
	2004	$1.042982	$1.087000	141,126.24	$1.044689	$1.089837	10,911.58
	2003	$0.918866	$1.042982	228,782.92	$0.919465	$1.044689	10,988.89
	2002	$1.000000	$0.918866	215,225.790	$1.000000	$0.919465	100.00
Evergreen VA Fundamental Large Cap Fund - Class 1(2)	2005	$1.121900	$1.199092	31,902.83	$1.124833	$1.203402	17,777.81
	2004	$1.047884	$1.121900	333,071.10	$1.049595	$1.124833	107,057.69
	2003	$0.821280	$1.047884	352,108.78	$0.821817	$1.049595	97,459.87
	2002	$1.000000	$0.821280	63,454.693	$1.000000	$0.821817	27,077.70
Evergreen VA Growth Fund - Class 1(4)	2005	$1.143143	$1.193898	26,512.50	$1.146137	$1.198198	5,088.89
	2004	$1.024117	$1.143143	500,049.66	$1.025790	$1.146137	51,916.83
	2003	$0.751535	$1.024117	531,151.32	$0.752028	$1.025790	72,067.88
	2002	$1.000000	$0.751535	553,086.157	$1.000000	$0.752028	44,414.47
Evergreen VA High Income Fund - Class 1(4)	2005	$1.237527	$1.231259	304810.31	$1.240764	$1.235691	86,594.03
	2004	$1.161439	$1.237527	588,029.12	$1.163329	$1.240764	105,279.19
	2003	$1.001694	$1.161439	720,576.98	$1.002337	$1.163329	139,942.89
	2002	$1.000000	$1.001694	132,647.892	$1.000000	$1.002337	16,522.94
Evergreen VA International Equity Fund - Class 1(4)	2005	$1.225939	$1.394245	15,745.93	$1.229149	$1.399254	14,459.14
	2004	$1.049007	$1.225939	341,115.56	$1.050726	$1.229149	84,035.40
	2003	$0.814746	$1.049007	325,736.60	$0.815284	$1.050726	88,840.25
	2002	$1.000000	$0.814746	256,263.49	$1.000000	$0.815284	47,024.21
Evergreen VA Omega Fund - Class 1(3)	2005	$1.149242	$1.170122	25,949.65	$1.152253	$1.174336	12,120.36
	2004	$1.093408	$1.149242	661,902.54	$1.095202	$1.152253	57,331.45
	2003	$0.796390	$1.093408	643,966.47	$0.796918	$1.095202	74,453.96
	2002	$1.000000	$0.796390	545,493.354	$1.000000	$0.796918	54,334.66
MFS Emerging Growth Series - Initial Class(2)	2005	$1.053047	$1.127330	6,431.13	$1.055809	$1.131399	63,103.51
	2004	$0.950935	$1.053047	26,212.50	$0.952487	$1.055809	73,853.73
	2003	$0.744801	$0.950935	30,741.67	$0.745290	$0.952487	71,718.20
	2002	$1.000000	$0.744801	22,909.831	$1.000000	$0.745290	13,055.07
MFS Research Series - Initial Class(2)	2005	$1.086943	$1.148816	0.00	$1.089790	$1.152949	13,015.97
	2004	$0.957045	$1.086943	4,403.57	$0.958608	$1.089790	18,705.00
	2003	$0.782774	$0.957045	4,089.04	$0.783294	$0.958608	27,714.34
	2002	$1.000000	$0.782774	90,233.741	$1.000000	$0.783294	17,268.89
MFS Total Return Series - Initial Class(2)	2005	$1.139769	$1.148990	546,971.99	$1.142773	$1.153141	10,4337.18
	2004	$1.044379	$1.139769	1,725,546.18	$1.046111	$1.142773	181,809.13
	2003	$0.915775	$1.044379	1,569,215.94	$0.916387	$1.046111	176,496.03
	2002	$1.000000	$0.915775	449,961.599	$1.000000	$0.916387	52,467.17
MFS Utilities Series - Initial Class(4)	2005	$1.419751	$1.626393	131,904.67	$1.423457	$1.632225	5,929.59
	2004	$1.112297	$1.419751	300,900.25	$1.114114	$1.423457	33,291.98
	2003	$0.834851	$1.112297	358,164.30	$0.835401	$1.114114	34,993.76
	2002	$1.000000	$0.834851	73,339.133	$1.000000	$0.835401	31,296.67
Oppenheimer Balanced Fund/VA - Initial Shares(2)	2005	$1.183498	$1.205475	32,525.80	$1.186602	$1.209825	2,805.98
	2004	$1.096474	$1.183498	178,662.47	$1.098267	$1.186602	4,529.68
	2003	$0.895022	$1.096474	197,548.38	$0.895601	$1.098267	3,568.42
	2002	$1.000000	$0.895022	127,361.416	$1.000000	$0.895601	100.00

	Year	2.00%			1.90%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Oppenheimer Capital Appreciation Fund/VA - Initial Shares(2)	2005	$1.055371	$1.087492	359,755.43	$1.058099	$1.091371	106,096.22
	2004	$1.006703	$1.055371	841,323.23	$1.008321	$1.058099	260,014.99
	2003	$0.784156	$1.006703	849,717.31	$0.784662	$1.008321	273,539.99
	2002	$1.000000	$0.784156	490,871.214	$1.000000	$0.784662	118,447.85
Oppenheimer Main Street Fund/VA - Initial Shares(1)	2005	$1.070916	$1.112726	320,663.28	$1.073741	$1.116747	14,540.29
	2004	$0.997989	$1.070916	834,918.31	$0.999633	$1.073741	59,135.93
	2003	$0.803297	$0.997989	887,897.19	$0.803832	$0.999633	58,262.44
	2002	$1.000000	$0.803297	356,377.25	$1.000000	$0.803832	19,215.97
Oppenheimer Strategic Bond Fund/VA - Initial Shares(2)	2005	$1.266918	$1.275262	39,224.88	$1.270249	$1.279864	40,879.40
	2004	$1.189183	$1.266918	288,132.19	$1.191137	$1.270249	75,143.41
	2003	$1.027306	$1.189183	265,634.22	$1.027989	$1.191137	39,541.29
	2002	$1.000000	$1.027306	183,911.965	$1.000000	$1.027989	19,690.78
Fidelity - VIP Growth Opportunities Portfolio - Service Class(4)	2005	$1.087102	$1.160306	54,613.48	$1.089984	$1.164509	0.00
	2004	$1.035786	$1.087102	239,735.58	$1.037502	$1.089984	0.00
	2003	$0.814802	$1.035786	261,167.49	$0.815346	$1.037502	0.00
	2002	$1.000000	$0.814802	148,649.218	$1.000000	$0.815346	100.00
Fidelity - VIP High Income Portfolio - Service Class(4)	2005	$1.343319	$1.350288	162,295.78	$1.346867	$1.355170	17,293.28
	2004	$1.251751	$1.343319	267,097.28	$1.253809	$1.346867	29,736.14
	2003	$1.005568	$1.251751	262,095.86	$1.006228	$1.253809	20,035.85
	2002	$1.000000	$1.005568	100,160.226	$1.000000	$1.006228	4,156.89
Fidelity - VIP Investment Grade Bond Portfolio - Initial Class(4)	2005	$1.129702	$1.131888	110,456.44	$1.132676	$1.135985	143,871.56
	2004	$1.103211	$1.129702	1,198,154.43	$1.105020	$1.132676	422,059.94
	2003	$1.069612	$1.103211	1,294,721.62	$1.070313	$1.105020	386,242.66
	2002	$1.000000	$1.069612	1,222,325.817	$1.000000	$1.070313	206,609.43
Fidelity - VIP Index 500 Portfolio - Initial Class(4)	2005	$1.103103	$1.133709	235,662.85	$1.105994	$1.137781	42,073.05
	2004	$1.017240	$1.103103	737,764.71	$1.018903	$1.105994	161,190.22
	2003	$0.808019	$1.017240	710,734.14	$0.808547	$1.018903	132,546.15
	2002	$1.000000	$0.808019	302,569.884	$1.000000	$0.808547	70,269.83

	Year	1.80%			1.75%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation - Conservative Portfolio - Service Class(5)	2005	$1.241621	$1.280824	1,627,165.25	$1.242634	$1.282491	227,258.62
	2004	$1.154926	$1.241621	1,207,859.08	$1.155302	$1.242634	261,614.59
	2003	$1.000000	$1.154926	0.00	$1.000000	$1.155302	71,070.58
Asset Allocation - Growth Portfolio - Service Class(5)	2005	$1.392775	$1.531359	435,106.31	$1.393908	$1.533351	171,541.16
	2004	$1.244833	$1.392775	288,425.29	$1.245236	$1.393908	171,541.16
	2003	$1.000000	$1.244833	0.00	$1.000000	$1.245236	171,541.16
Asset Allocation - Moderate Portfolio - Service Class(5)	2005	$1.284535	$1.351853	2,322,259.53	$1.285592	$1.353622	7,010.19
	2004	$1.176789	$1.284535	1,570,675.24	$1.177178	$1.285592	0.00
	2003	$1.000000	$1.176789	412,598.54	$1.000000	$1.177178	0.00
Asset Allocation - Moderate Growth Portfolio - Service Class(5)	2005	$1.338083	$1.442088	2,006,879.58	$1.339175	$1.443975	36,039.31
	2004	$1.203797	$1.338083	1,615,873.10	$1.204194	$1.339175	46,799.52
	2003	$1.000000	$1.203797	611,865.88	$1.000000	$1.204194	9,031.69
Capital Guardian Global - Service Class(5)	2005	$1.420834	$1.533955	27,227.78	$1.422000	$1.535967	0.00
	2004	$1.307837	$1.420834	29,938.53	$1.308266	$1.422000	0.00
	2003	$1.000000	$1.307837	0.00	$1.000000	$1.308266	0.00
Capital Guardian U.S. Equity - Service Class(5)	2005	$1.341192	$1.397454	95,014.63	$1.342283	$1.399271	0.00
	2004	$1.247007	$1.341192	99,238.30	$1.247408	$1.342283	0.00
	2003	$1.000000	$1.247007	0.00	$1.000000	$1.247408	0.00
Capital Guardian Value - Service Class(5)	2005	$1.463879	$1.545974	32,162.15	$1.465077	$1.547996	0.00
	2004	$1.280478	$1.463879	34,343.67	$1.280900	$1.465077	0.00
	2003	$1.000000	$1.280478	0.00	$1.000000	$1.280900	0.00
Federated Growth & Income - Service Class(5)	2005	$1.270863	$1.307427	6,595.28	$1.271896	$1.309140	0.00
	2004	$1.187254	$1.270863	960.54	$1.187640	$1.271896	1,259.00
	2003	$1.000000	$1.187254	0.00	$1.000000	$1.187640	0.00
PIMCO Total Return - Service Class(5)	2005	$1.032300	$1.034705	167,056.86	$1.033136	$1.036061	11,737.82
	2004	$1.008398	$1.032300	129,228.94	$1.008725	$1.033136	15,552.55
	2003	$1.000000	$1.008398	10,798.65	$1.000000	$1.008725	0.00
Transamerica Equity - Service Class(5)	2005	$1.372516	$1.567795	71,353.35	$1.373635	$1.569849	0.00
	2004	$1.208512	$1.372516	0.00	$1.208906	$1.373635	0.00
	2003	$1.000000	$1.208512	0.00	$1.000000	$1.208906	0.00
PAM Transamerica U.S. Government Securities - Service Class(6)	2005	$1.020833	$1.022698	0.00	$1.021415	$1.023786	0.00
	2004	$1.009950	$1.020833	0.00	$1.010033	$1.021415	0.00
	2003	$1.000000	$1.009950	0.00	$1.000000	$1.010033	0.00
AIM V.I. Capital Appreciation Fund - Series II(1)	2005	$1.277150	$1.362255	3,438.55	N/A	N/A	N/A
	2004	$1.222780	$1.277150	3,462.65	N/A	N/A	N/A
	2003	$1.000000	$1.222780	0.00	N/A	N/A	N/A
AIM V.I. Core Equity Fund - Series II(2)a	2005	$1.286794	$1.328264	12,187.11	N/A	N/A	N/A
	2004	$1.205470	$1.286794	13,182.24	N/A	N/A	N/A
	2003	$1.000000	$1.205470	4,568.24	N/A	N/A	N/A
AIM V.I. International Growth Fund - Series II(2)	2005	$1.550334	$1.792624	0.00	N/A	N/A	N/A
	2004	$1.275870	$1.550334	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.275870	0.00	N/A	N/A	N/A
AIM V.I. Premier Equity Fund - Series II(2)a	2005	$1.217230	$1.259889	0.00	N/A	N/A	N/A
	2004	$1.174676	$1.217230	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.174676	0.00	N/A	N/A	N/A
AIM V.I. Demographic Trends Fund - Series II(1)b	2005	$1.322542	$1.378114	0.00	N/A	N/A	N/A
	2004	$1.247837	$1.322542	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.247837	0.00	N/A	N/A	N/A

	Year	1.80%			1.75%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AllianceBerstein Global Technology Portfolio - Class B(3)	2005	$1.357842	$1.382555	0.00	$0.986776	$1.005234	10,790.13
	2004	$1.315429	$1.357842	0.00	$0.955487	$0.986776	23,677.97
	2003	$1.000000	$1.315429	0.00	$0.676115	$0.955487	20,465.84
	2002	N/A	N/A	N/A	$1.000000	$0.676115	8,470.59
AllianceBerstein Large Cap Growth Portfolio - Class B(3)	2005	$1.221091	$1.377605	20,901.05	$1.008375	$1.138191	39,831.43
	2004	$1.147381	$1.221091	16,917.16	$0.947042	$1.008375	82,871.09
	2003	$1.000000	$1.147381	0.00	$0.781084	$0.947042	69,489.49
	2002	N/A	N/A	N/A	$1.000000	$0.781084	8,311.32
Davis Value Portfolio(1)	2005	$1.372924	$1.476088	96,977.83	$1.189382	$1.279389	52,750.11
	2004	$1.244271	$1.372924	21,854.33	$1.077409	$1.189382	139,751.44
	2003	$1.000000	$1.244271	0.00	$0.844851	$1.077409	132,999.75
	2002	N/A	N/A	N/A	$1.000000	$0.844851	56,324.71
Evergreen VA Balanced Fund - Class 2(2)	2005	$1.157310	$1.194058	0.00	N/A	N/A	N/A
	2004	$1.111150	$1.157310	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.111150	0.00	N/A	N/A	N/A
Evergreen VA Fundamental Large Cap Fund - Class 2(2)	2005	$1.319276	$1.409370	30,651.56	N/A	N/A	N/A
	2004	$1.232966	$1.319276	15,829.73	N/A	N/A	N/A
	2003	$1.000000	$1.232966	0.00	N/A	N/A	N/A
Evergreen VA Growth Fund - Class 2(4)	2005	$1.463448	$1.527777	0.00	N/A	N/A	N/A
	2004	$1.311768	$1.463448	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.311768	0.00	N/A	N/A	N/A
Evergreen VA High Income Fund - Class 2(4)	2005	$1.151930	$1.145709	14,455.83	N/A	N/A	N/A
	2004	$1.081990	$1.151930	34,023.56	N/A	N/A	N/A
	2003	$1.000000	$1.081990	0.00	N/A	N/A	N/A
Evergreen VA International Equity Fund - Class 2(4)	2005	$1.510660	$1.716629	29,946.80	N/A	N/A	N/A
	2004	$1.294116	$1.510660	18,422.36	N/A	N/A	N/A
	2003	$1.000000	$1.294116	0.00	N/A	N/A	N/A
Evergreen VA Omega Fund - Class 2(3)	2005	1.360101	$1.383823	31,035.97	N/A	N/A	N/A
	2004	$1.294341	$1.360101	28,620.83	N/A	N/A	N/A
	2003	$1.000000	$1.294341	0.00	N/A	N/A	N/A
Federated American Leaders Fund II(1)	2005	1.342519	$1.385088	4,700.65	$1.089713	$1.124816	0.00
	2004	$1.244987	$1.342519	0.00	$1.010058	$1.089713	292,544.59
	2003	$1.000000	$1.244987	0.00	$0.804830	$1.010058	89,246.52
	2002	N/A	N/A	N/A	$1.000000	$0.804830	84,534.85
Federated Kaufmann Fund II(5)	2005	$1.496138	$1.635010	112,288.75	$1.497371	$1.637145	5,348.46
	2004	$1.328439	$1.496138	61,636.06	$1.328875	$1.497371	151,403.48
	2003	$1.000000	$1.328439	8,326.74	$1.000000	$1.328875	107,546.96
Federated High Income Bond Fund II(2)	2005	$1.191526	$1.201599	13,330.32	$1.250039	$1.261234	48,293.79
	2004	$1.099630	$1.191526	13,373.01	$1.151516	$1.250039	278,696.06
	2003	$1.000000	$1.099630	9,781.24	$0.958671	$1.151516	349,650.85
	2002	N/A	N/A	N/A	$1.000000	$0.958671	291,801.72
Franklin Small-Midcap Growth Securities Fund - Class 2(4)	2005	1.438583	$1.480872	16,692.22	$1.121485	$1.155005	55,977.70
	2004	$1.313794	$1.438583	6,224.64	$1.023695	$1.121485	380,470.73
	2003	$1.000000	$1.313794	0.00	$0.758924	$1.023695	155,101.01
	2002	N/A	N/A	N/A	$1.000000	$0.758924	65,211.61
Franklin Small Cap Value Securities Fund - Class 2(5)	2005	$1.602003	$1.711725	14,280.28	$1.603318	$1.713967	7,703.27
	2004	$1.317941	$1.602003	2,501.73	$1.318377	$1.603318	143,519.88
	2003	$1.000000	$1.317941	0.00	$1.000000	$1.318377	4,025.65
Mutual Shares Securities Fund - Class 2(5)	2005	$1.323057	$1.436914	53,137.97	$1.324136	$1.438782	4,294.61
	2004	$1.195869	$1.323057	43,866.50	$1.196257	$1.324136	0.00
	2003	$1.000000	$1.195869	0.00	$1.000000	$1.196257	0.00
Templeton Global Asset Allocation Fund - Class 2(4)	2005	$1.431749	$1.456483	7,251.45	$1.334945	$1.358672	0.00
	2004	$1.259587	$1.431749	6,076.48	$1.173852	$1.334945	28,527.03
	2003	$1.000000	$1.259587	0.00	$0.905146	$1.173852	27,394.26
	2002	N/A	N/A	N/A	$1.000000	$0.905146	28,524.08

	Year	1.80%			1.75%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund - Class 2(4)	2005	$1.524338	$1.649735	47,130.45	$1.185107	$1.283230	2,164.30
	2004	$1.309264	$1.524338	21,721.04	$1.017394	$1.185107	15,586.85
	2003	$1.000000	$1.309264	0.00	$0.782964	$1.017394	15,958.66
	2002	N/A	N/A	N/A	$1.000000	$0.782964	10,414.73
Templeton Developing Markets Securities Fund - Class 2(1)	2005	$1.769025	$2.214490	7,163.29	$1.600384	$2.004370	0.00
	2004	$1.444080	$1.769025	5,752.99	$1.305777	$1.600384	5,894.55
	2003	$1.000000	$1.444080	0.00	$0.868414	$1.305777	5,924.83
	2002	N/A	N/A	N/A	$1.000000	$0.868414	100.00
MFS Emerging Growth Series - Service Class(2)	2005	$1.320297	$1.412760	2,551.61	N/A	N/A	N/A
	2004	$1.192452	$1.320297	2,553.92	N/A	N/A	N/A
	2003	$1.000000	$1.192452	0.00	N/A	N/A	N/A
MFS Research Series - Service Class(2)	2005	$1.340439	$1.416503	0.00	N/A	N/A	N/A
	2004	$1.180823	$1.340439	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.180823	0.00	N/A	N/A	N/A
MFS Total Return Series - Service Class(2)	2005	$1.223722	$1.233372	489,437.95	N/A	N/A	N/A
	2004	$1.122064	$1.223722	78,515.17	N/A	N/A	N/A
	2003	$1.000000	$1.122064	9,497.56	N/A	N/A	N/A
MFS Utilities Series - Service Class(4)	2005	$1.563851	$1.790861	3,280.68	N/A	N/A	N/A
	2004	$1.226123	$1.563851	14,308.65	N/A	N/A	N/A
	2003	$1.000000	$1.226123	0.00	N/A	N/A	N/A
Oppenheimer Balanced Fund/VA - Service Shares(2)	2005	$1.270663	$1.294100	12,461.23	N/A	N/A	N/A
	2004	$1.178217	$1.270663	16,944.23	N/A	N/A	N/A
	2003	$1.000000	$1.178217	9,153.02	N/A	N/A	N/A
Oppenheimer Capital Appreciation Fund/VA - Service Shares(2)	2005	$1.286317	$1.325085	7,695.33	N/A	N/A	N/A
	2004	$1.228275	$1.286317	8,994.80	N/A	N/A	N/A
	2003	$1.000000	$1.228275	7,075.53	N/A	N/A	N/A
Oppenheimer Main Street Fund/VA - Service Shares(1)	2005	$1.293793	$1.343952	18,456.90	N/A	N/A	N/A
	2004	$1.206778	$1.293793	18,913.62	N/A	N/A	N/A
	2003	$1.000000	$1.206778	0.00	N/A	N/A	N/A
Oppenheimer Strategic Bond Fund/VA - Service Shares(2)	2005	$1.148781	$1.156506	177,510.46	N/A	N/A	N/A
	2004	$1.078548	$1.148781	33,557.75	N/A	N/A	N/A
	2003	$1.000000	$1.078548	7,718.86	N/A	N/A	N/A
Putnam VT Global Equity Fund - Class IB Shares(2)	2005	$1.385338	$1.480429	0.00	$1.168528	$1.249348	0.00
	2004	$1.240607	$1.385338	0.00	$1.045936	$1.168528	0.00
	2003	$1.000000	$1.240607	0.00	$0.823515	$1.045936	0.00
	2002	N/A	N/A	N/A	$1.000000	$0.823515	100.00
Putnam VT Growth and Income - Class IB Shares(1)	2005	$1.340054	$1.385251	0.00	$1.111538	$1.149585	3,294.11
	2004	$1.227814	$1.340054	0.00	$1.017925	$1.111538	3,298.67
	2003	$1.000000	$1.227814	0.00	$0.813089	$1.017925	7,051.10
	2002	N/A	N/A	N/A	$1.000000	$0.813089	6,968.07
Putnam VT Growth Opportunities Fund - Class IB Shares(1)	2005	$1.141789	$1.167711	0.00	$0.962966	$0.985316	0.00
	2004	$1.142487	$1.141789	0.00	$0.963076	$0.962966	2,830.66
	2003	$1.000000	$1.142487	0.00	$0.796310	$0.963076	2,846.15
	2002	N/A	N/A	N/A	$1.000000	$0.796310	2,961.91
Putnam VT Money Market Fund - Class IB Shares(2)	2005	$0.979833	$0.986933	0.00	$0.973292	$0.980834	7,589.37
	2004	$0.990954	$0.979833	0.00	$0.983916	$0.973292	154,594.16
	2003	$1.000000	$0.990954	0.00	$0.996052	$0.983916	167,975.72
	2002	N/A	N/A	N/A	$1.000000	$0.996052	1,781,017.08
Putnam VT New Value Fund - Class IB Shares(2)	2005	$1.458776	$1.517497	14,765.95	$1.227445	$1.277481	3,985.33
	2004	$1.286595	$1.458776	14,879.06	$1.082038	$1.227445	70,703.77
	2003	$1.000000	$1.286595	0.00	$0.831056	$1.082038	71,685.17
	2002	N/A	N/A	N/A	$1.000000	$0.831056	197,540.28

	Year	1.80%			1.75%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity - VIP Equity-Income Portfolio - Service Class 2(1)	2005	$1.371875	$1.422755	24,129.96	$1.141206	$1.184116	137,202.02
	2004	$1.255584	$1.371875	10,224.49	$1.043951	$1.141206	794,990.64
	2003	$1.000000	$1.255584	0.00	$0.816902	$1.043951	683,377.99
	2002	N/A	N/A	N/A	$1.000000	$0.816902	154,482.75
Fidelity - VIP Growth Portfolio - Service Class 2(1)	2005	$1.258674	$1.304530	31,031.52	$0.980466	$1.016676	1,505.64
	2004	$1.242595	$1.258674	0.00	$0.967467	$0.980466	10,307.05
	2003	$1.000000	$1.242595	0.00	$0.742695	$0.967467	9,488.92
	2002	N/A	N/A	N/A	$1.000000	$0.742695	7,361.66
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(4)	2005	$1.267710	$1.353416	0.00	N/A	N/A	N/A
	2004	$1.207398	$1.267710	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.207398	0.00	N/A	N/A	N/A
Fidelity - VIP High Income Portfolio - Service Class 2(4)	2005	$1.201650	$1.207754	9,872.69	N/A	N/A	N/A
	2004	$1.118391	$1.201650	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.118391	0.00	N/A	N/A	N/A
Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(4)	2005	$1.031925	$1.032945	44,939.00	N/A	N/A	N/A
	2004	$1.008303	$1.031925	45,699.82	N/A	N/A	N/A
	2003	$1.000000	$1.008303	18,044.69	N/A	N/A	N/A
Fidelity - VIP Index 500 Portfolio - Service Class 2(4)	2005	$1.310800	$1.346339	38,904.77	N/A	N/A	N/A
	2004	$1.209368	$1.310800	43,649.43	N/A	N/A	N/A
	2003	$1.000000	$1.209368	16,520.75	N/A	N/A	N/A
AIM V.I. Capital Appreciation Fund - Series I(1)	2005	N/A	N/A	N/A	$1.057224	$1.130907	31,500.23
	2004	N/A	N/A	N/A	$1.008930	$1.057224	59,663.18
	2003	N/A	N/A	N/A	$0.792586	$1.008930	57,307.52
	2002	N/A	N/A	N/A	$1.000000	$0.792586	1,876.92
AIM V.I. Core Equity Fund - Series I(2)a	2005	N/A	N/A	N/A	$1.106368	$1.145156	0.00
	2004	N/A	N/A	N/A	$1.033131	$1.106368	50,929.92
	2003	N/A	N/A	N/A	$0.844879	$1.033131	33,789.66
	2002	N/A	N/A	N/A	$1.000000	$0.844879	26,300.01
AIM V.I. International Growth Fund - Series I(2)	2005	N/A	N/A	N/A	$1.262230	$1.463003	0.00
	2004	N/A	N/A	N/A	$1.035736	$1.262230	10,006.94
	2003	N/A	N/A	N/A	$0.816543	$1.035736	2,655.61
	2002	N/A	N/A	N/A	$1.000000	$0.816543	1,834.83
AIM V.I. Premier Equity Fund - Series I(2)a	2005	N/A	N/A	N/A	$0.983682	$1.021491	13,059.78
	2004	N/A	N/A	N/A	$0.946317	$0.983682	16,720.30
	2003	N/A	N/A	N/A	$0.769804	$0.946317	15,185.38
	2002	N/A	N/A	N/A	$1.000000	$0.769804	256.86
AIM V.I. Demographic Trends Fund - Series I(1)b	2005	N/A	N/A	N/A	$1.057879	$1.104266	0.00
	2004	N/A	N/A	N/A	$0.994373	$1.057879	4,888.08
	2003	N/A	N/A	N/A	$0.735989	$0.994373	5,193.14
	2002	N/A	N/A	N/A	$1.000000	$0.735989	5,468.14
Evergreen VA Balanced Fund - Class 1(2)	2005	N/A	N/A	N/A	$1.094149	$1.132254	0.00
	2004	N/A	N/A	N/A	$1.047266	$1.094149	0.00
	2003	N/A	N/A	N/A	$0.920371	$1.047266	0.00
	2002	N/A	N/A	N/A	$1.000000	$0.920371	100.00
Evergreen VA Fundamental Large Cap Fund - Class 1(4)	2005	N/A	N/A	N/A	$1.129257	$1.209915	12,579.82
	2004	N/A	N/A	N/A	$0.000001	$1.129257	46,876.30
	2003	N/A	N/A	N/A	$0.808119	$0.000001	0.00
	2002	N/A	N/A	N/A	$1.000000	$0.808119	26,455.93

		1.80%			1.75%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Evergreen VA Growth Fund - Class 1(4)	2005	N/A	N/A	N/A	$1.150651	$1.204676	0.00
	2004	N/A	N/A	N/A	$1.028311	$1.150651	124,655.40
	2003	N/A	N/A	N/A	$0.752767	$1.028311	114,641.50
	2002	N/A	N/A	N/A	$1.000000	$0.752767	104,210.14
Evergreen VA High Income Fund - Class 1(4)	2005	N/A	N/A	N/A	$1.245664	$1.242397	96,891.69
	2004	N/A	N/A	N/A	$1.166193	$1.245664	215,926.73
	2003	N/A	N/A	N/A	$1.003329	$1.166193	338,671.76
	2002	N/A	N/A	N/A	$1.000000	$1.003329	96,557.13
Evergreen VA International Equity Fund - Class 1(4)	2005	N/A	N/A	N/A	$1.233986	$1.406839	100,500.36
	2004	N/A	N/A	N/A	$1.053304	$1.233986	267,828.96
	2003	N/A	N/A	N/A	$0.816080	$1.053304	250,738.79
	2002	N/A	N/A	N/A	$1.000000	$0.816080	94,173.75
Evergreen VA Omega Fund - Class 1(3)	2005	N/A	N/A	N/A	$1.156794	$1.180703	57,005.78
	2004	N/A	N/A	N/A	$1.097892	$1.156794	324,197.79
	2003	N/A	N/A	N/A	$0.797702	$1.097892	285,684.40
	2002	N/A	N/A	N/A	$1.000000	$0.797702	144,204.23
MFS Emerging Growth Series - Initial Class(2)	2005	N/A	N/A	N/A	$1.059980	$1.137558	0.00
	2004	N/A	N/A	N/A	$0.954840	$1.059980	0.00
	2003	N/A	N/A	N/A	$0.746027	$0.954840	0.00
	2002	N/A	N/A	N/A	$1.000000	$0.746027	100.00
MFS Research Series - Initial Class(2)	2005	N/A	N/A	N/A	$1.094095	$1.159205	0.00
	2004	N/A	N/A	N/A	$0.960971	$1.094095	9,414.82
	2003	N/A	N/A	N/A	$0.784063	$0.960971	6,257.54
	2002	N/A	N/A	N/A	$1.000000	$0.784063	4,979.43
MFS Total Return Series - Initial Class(2)	2005	N/A	N/A	N/A	$1.147252	$1.159366	77,402.77
	2004	N/A	N/A	N/A	$1.048659	$1.147252	756,412.41
	2003	N/A	N/A	N/A	$0.917280	$1.048659	920,965.59
	2002	N/A	N/A	N/A	$1.000000	$0.917280	273,881.12
MFS Utilities Series - Initial Class(4)	2005	N/A	N/A	N/A	$1.429062	$1.641077	23,875.76
	2004	N/A	N/A	N/A	$1.116852	$1.429062	194,128.74
	2003	N/A	N/A	N/A	$0.836222	$1.116852	39,565.42
	2002	N/A	N/A	N/A	$1.000000	$0.836222	23,424.97
Oppenheimer Balanced Fund/VA - Initial Shares(2)	2005	N/A	N/A	N/A	$1.191285	$1.216384	0.00
	2004	N/A	N/A	N/A	$1.100980	$1.191285	208,413.34
	2003	N/A	N/A	N/A	$0.896493	$1.100980	31,945.99
	2002	N/A	N/A	N/A	$1.000000	$0.896493	26,165.51
Oppenheimer Capital Appreciation Fund/VA - Initial Shares(2)	2005	N/A	N/A	N/A	$1.062303	$1.097314	20,570.15
	2004	N/A	N/A	N/A	$1.010823	$1.062303	383,952.63
	2003	N/A	N/A	N/A	$0.785445	$1.010823	307,064.11
	2002	N/A	N/A	N/A	$1.000000	$0.785445	119,024.25
Oppenheimer Main Street Fund/VA - Initial Shares(1)	2005	N/A	N/A	N/A	$1.077953	$1.122787	53,816.25
	2004	N/A	N/A	N/A	$1.002082	$1.077953	348,323.44
	2003	N/A	N/A	N/A	$0.804617	$1.002082	151,175.80
	2002	N/A	N/A	N/A	$1.000000	$0.804617	101,926.05
Oppenheimer Strategic Bond Fund/VA - Initial Shares(2)	2005	N/A	N/A	N/A	$1.275267	$1.286804	56,151.47
	2004	N/A	N/A	N/A	$1.194074	$1.275267	259,060.18
	2003	N/A	N/A	N/A	$1.028999	$1.194074	677,828.87
	2002	N/A	N/A	N/A	$1.000000	$1.028999	199,462.95
Fidelity - VIP Growth Opportunities Portfolio - Service Class(4)	2005	N/A	N/A	N/A	$1.094276	$1.170815	0.00
	2004	N/A	N/A	N/A	$1.040053	$1.094276	65,985.73
	2003	N/A	N/A	N/A	$0.816154	$1.040053	70,460.37
	2002	N/A	N/A	N/A	$1.000000	$0.816154	28,734.80

		1.80%			1.75%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity - VIP High Income Portfolio - Service Class(4)	2005	N/A	N/A	N/A	$1.352154	$1.362490	8,292.80
	2004	N/A	N/A	N/A	$1.256881	$1.352154	27,789.80
	2003	N/A	N/A	N/A	$1.007220	$1.256881	42,072.88
	2002	N/A	N/A	N/A	$1.000000	$1.007220	21,418.19
Fidelity - VIP Investment Grade Bond Portfolio - Initial Class(4)	2005	N/A	N/A	N/A	$1.137138	$1.142129	126,130.07
	2004	N/A	N/A	N/A	$1.107740	$1.137138	793,799.19
	2003	N/A	N/A	N/A	$1.071367	$1.107740	1,236,435.16
	2002	N/A	N/A	N/A	$1.000000	$1.071367	614,956.60
Fidelity - VIP Index 500 Portfolio - Initial Class(4)	2005	N/A	N/A	N/A	$1.110373	$1.143979	49,689.40
	2004	N/A	N/A	N/A	$1.021433	$1.110373	183,968.50
	2003	N/A	N/A	N/A	$0.809356	$1.021433	140,060.37
	2002	N/A	N/A	N/A	$1.000000	$0.809356	76,630.68

		1.50%			1.40%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation - Conservative Portfolio - Service Class(5)	2005	$1.247755	$1.290949	2,693,385.99	$1.249806	$1.294347	1,849,977.74
	2004	$1.157202	$1.247755	1,510,978.74	$1.157960	$1.249806	944,204.01
	2003	$1.000000	$1.157202	804,839.05	$1.000000	$1.157960	278,756.31
Asset Allocation - Growth Portfolio - Service Class(5)	2005	$1.399649	$1.543443	2,913,428.76	$1.401958	$1.547514	2,806,996.92
	2004	$1.247283	$1.399649	2,518,412.61	$1.248110	$1.401958	2,556,630.30
	2003	$1.000000	$1.247283	1,366,593.38	$1.000000	$1.248110	1,697,829.65
Asset Allocation - Moderate Portfolio - Service Class(5)	2005	$1.290878	$1.362531	10,419,629.09	$1.293007	$1.366124	4,543,987.99
	2004	$1.179114	$1.290878	4,812,454.12	$1.179882	$1.293007	3,341,006.57
	2003	$1.000000	$1.179114	1,534,298.70	$1.000000	$1.179882	1,076,253.05
Asset Allocation - Moderate Growth Portfolio - Service Class(5)	2005	$1.344702	$1.453499	15,468,775.58	$1.346917	$1.457326	9,904,047.46
	2004	$1.206176	$1.344702	9,171,565.09	$1.206972	$1.346917	7,626,772.73
	2003	$1.000000	$1.206176	4,563,263.82	$1.000000	$1.206972	5,023,041.46
Capital Guardian Global - Service Class(5)	2005	$1.427847	$1.546069	251,014.55	$1.430214	$1.550164	98,554.70
	2004	$1.310414	$1.427847	303,380.82	$1.311277	$1.430214	39,209.98
	2003	$1.000000	$1.310414	12,614.11	$1.000000	$1.311277	0.00
Capital Guardian U.S. Equity - Service Class(5)	2005	$1.347820	$1.408489	1,031,110.93	$1.350031	$1.412194	301,819.52
	2004	$1.249463	$1.347820	919,748.14	$1.250279	$1.350031	187,014.95
	2003	$1.000000	$1.249463	229,325.73	$1.000000	$1.250279	28,380.76
Capital Guardian Value - Service Class(5)	2005	$1.471108	$1.558191	426,915.74	$1.473523	$1.562293	338,493.12
	2004	$1.283000	$1.471108	484,924.22	$1.283835	$1.473523	228,057.65
	2003	$1.000000	$1.283000	18,293.99	$1.000000	$1.283835	30,958.11
Federated Growth & Income - Service Class(5)	2005	$1.277134	$1.317754	174,355.09	$1.279234	$1.321228	332,067.05
	2004	$1.189591	$1.277134	120,648.25	$1.190372	$1.279234	245,747.49
	2003	$1.000000	$1.189591	62,818.52	$1.000000	$1.190372	97,312.59
PIMCO Total Return - Service Class(5)	2005	1.037408	$1.042889	767,227.81	$1.039112	$1.045630	1,448,294.11
	2004	$1.010392	$1.037408	521,156.66	$1.011059	$1.039112	1,233,758.44
	2003	$1.000000	$1.010392	37,103.46	$1.000000	$1.011059	261,179.38
Transamerica Equity - Service Class(5)	2005	$1.379279	$1.580157	450,961.65	$1.381562	$1.584341	462,258.17
	2004	$1.210890	$1.379279	295,644.24	$1.216688	$1.381562	351,660.69
	2003	$1.000000	$1.210890	18,793.93	$1.000000	$1.216688	97,023.77
PAM Transamerica U.S. Government Securities - Service Class(6)	2005	$1.024349	$1.029250	0.00	$1.025525	$1.031447	0.00
	2004	$1.010428	$1.024349	0.00	$1.010586	$1.025525	0.00
	2003	$1.000000	$1.010428	0.00	$1.000000	$1.010586	0.00
AIM V.I. Capital Appreciation Fund - Series II(1)	2005	$1.283485	$1.373047	114,615.42	N/A	N/A	N/A
	2004	$1.225200	$1.283485	59,865.35	N/A	N/A	N/A
	2003	$1.000000	$1.225200	0.00	N/A	N/A	N/A
AIM V.I. Core Equity Fund - Series II(2)a	2005	$1.293159	$1.338778	45,488.34	N/A	N/A	N/A
	2004	$1.207849	$1.293159	48,960.84	N/A	N/A	N/A
	2003	$1.000000	$1.207849	0.00	N/A	N/A	N/A
AIM V.I. International Growth Fund - Series II(2)	2005	$1.557997	$1.806793	2,374.23	N/A	N/A	N/A
	2004	$1.278390	$1.557997	1,834.31	N/A	N/A	N/A
	2003	$1.000000	$1.278390	0.00	N/A	N/A	N/A
AIM V.I. Premier Equity Fund - Series II(2)a	2005	$1.223245	$1.269842	0.00	N/A	N/A	N/A
	2004	$1.176989	$1.223245	0.00	N/A	N/A	N/A
	2003	$1.000000	$1.176989	0.00	N/A	N/A	N/A
AIM V.I. Demographic Trends Fund - Series II(1)b	2005	$1.329079	$1.389001	68,242.64	N/A	N/A	N/A
	2004	$1.250298	$1.329079	81,526.74	N/A	N/A	N/A
	2003	$1.000000	$1.250298	0.00	N/A	N/A	N/A

		1.50%			1.40%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AllianceBerstein Global Technology Portfolio - Class B(3)	2005	$0.993285	$1.014344	413,316.78	$0.400832	$0.409729	1,317,092.82
	2004	$0.959422	$0.993285	440,916.06	$0.386776	$0.400832	1,192,040.71
	2003	$0.677233	$0.959422	371,494.99	$0.272755	$0.386776	1,501,261.26
	2002	$1.000000	$0.677233	657,319.771	$0.475293	$0.272755	1,975,058.131
	2001	N/A	N/A	N/A	$1.000000	$0.475293	1,335,257.364
AllianceBerstein Large Cap Growth Portfolio - Class B(3)	2005	$1.015016	$1.148497	1,515,125.05	$0.567496	$0.642758	3,701,849.76
	2004	$0.950930	$1.015016	1,469,035.71	$0.531147	$0.567496	4,068,226.94
	2003	$0.782376	$0.950930	1,435,777.68	$0.436562	$0.531147	4,790,849.43
	2002	$1.000000	$0.782376	1,160,902.001	$0.640087	$0.436562	4,988,524.988
	2001	N/A	N/A	N/A	$1.000000	$0.640087	2,387,654.410
Davis Value Portfolio(1)	2005	$1.197243	$1.291002	4,919,276.58	$1.015252	$1.095832	7,574,116.50
	2004	$1.081849	$1.197243	4,742,271.05	$0.916495	$1.015252	9,231,552.75
	2003	$0.846245	$1.081849	4,359,666.83	$0.716203	$0.916495	9,375,549.83
	2002	$1.000000	$0.846245	2,163,925.980	$0.867257	$0.716203	8,766,223.788
	2001	N/A	N/A	N/A	$0.981487	$0.867257	5,250,003.308
	2000	N/A	N/A	N/A	$1.000000	$0.981487	632,901.912
Evergreen VA Balanced Fund - Class 2(2)	2005	$1.163045	$1.203514	117,176.91	N/A	N/A	N/A
	2004	$1.113350	$1.163045	132,093.26	N/A	N/A	N/A
	2003	$1.000000	$1.113350	0.00	N/A	N/A	N/A
Evergreen VA Fundamental Large Cap Fund - Class 2(2)	2005	$1.325793	$1.420509	253,825.85	N/A	N/A	N/A
	2004	$1.235398	$1.325793	152,990.62	N/A	N/A	N/A
	2003	$1.000000	$1.235398	5,516.84	N/A	N/A	N/A
Evergreen VA Growth Fund - Class 2(4)	2005	$1.470674	$1.539841	67,852.11	N/A	N/A	N/A
	2004	$1.314359	$1.470674	57,153.80	N/A	N/A	N/A
	2003	$1.000000	$1.314359	4,844.82	N/A	N/A	N/A
Evergreen VA High Income Fund - Class 2(4)	2005	$1.157619	$1.154751	168,169.84	N/A	N/A	N/A
	2004	$1.084121	$1.157619	196,734.56	N/A	N/A	N/A
	2003	$1.000000	$1.084121	45,260.73	N/A	N/A	N/A
Evergreen International Equity Fund - Class 2(4)	2005	$1.518124	$1.730197	172,840.73	N/A	N/A	N/A
	2004	$1.296673	$1.518124	100,202.44	N/A	N/A	N/A
	2003	$1.000000	$1.296673	4,624.70	N/A	N/A	N/A
Evergreen VA Omega Fund - Class 2(3)	2005	$1.366816	$1.394743	299,303.93	N/A	N/A	N/A
	2004	$1.296890	$1.366816	462,398.41	N/A	N/A	N/A
	2003	$1.000000	$1.296890	14,808.04	N/A	N/A	N/A
Federated American Leaders Fund II(1)	2005	$1.096891	$1.135007	1,327,587.84	$1.051098	$1.088695	2,248,288.79
	2004	$1.014213	$1.096891	1,428,791.94	$0.970897	$1.051098	2,821,019.56
	2003	$0.806165	$1.014213	1,456,733.75	$0.770965	$0.970897	2,999,029.38
	2002	$1.000000	$0.806165	929,534.182	$0.979835	$0.770965	2,642,506.954
	2001	N/A	N/A	N/A	$1.037340	$0.979835	1,216,647.344
	2000	N/A	N/A	N/A	$1.000000	$1.037340	368,955.026
Federated Kaufmann Fund II(5)	2005	$1.503535	$1.647929	1,561,773.52	$1.505993	$1.652244	1,093,044.08
	2004	$1.331057	$1.503535	1,256,576.85	$1.331931	$1.505993	979,623.57
	2003	$1.000000	$1.331057	437,542.89	$1.000000	$1.331931	408,937.97
Federated High Income Bond Fund II(2)	2005	$1.258270	$1.272659	1,300,215.26	$1.223754	$1.238960	2,791,095.98
	2004	$1.156253	$1.258270	1,264,983.15	$1.123414	$1.223754	3,915,891.49
	2003	$0.960258	$1.156253	1,294,650.96	$0.932067	$1.123414	5,165,223.53
	2002	$1.000000	$0.960258	691,494.197	$0.932168	$0.932067	5,219,014.374
	2001	N/A	N/A	N/A	$0.932407	$0.932168	5,063,570.576
	2000	N/A	N/A	N/A	$1.039161	$0.932407	5,394,818.345
	1999	N/A	N/A	N/A	$1.029959	$1.039161	4,889,829.326
	1998	N/A	N/A	N/A	$0.97756	$1.029959	565,655.506

		1.50%			1.40%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Franklin Small-Midcap Growth Securities Fund - Class 2(4)	2005	$1.128876	$1.165475	3,721,759.13	$1.163139	$1.202034	6,157,928.98
	2004	$1.027903	$1.128876	3,619,210.99	$1.058058	$1.163139	7,082,830.31
	2003	$0.760172	$1.027903	3,502,243.87	$0.781707	$1.058058	7,500,080.11
	2002	$1.000000	$0.760172	2,478,217.665	$1.111487	$0.781707	7,515,775.251
	2001	N/A	N/A	N/A	$1.329963	$1.111487	5,706,916.807
	2000	N/A	N/A	N/A	$1.616150	$1.329963	4,010,035.461
	1999	N/A	N/A	N/A	$1.000000	$1.616150	780,075.201
Franklin Small Cap Value Securities Fund - Class 2(5)	2005	$1.609925	$1.725261	331,591.98	$1.612516	$1.729804	415,037.23
	2004	$1.320547	$1.609925	168,914.05	$1.321415	$1.612516	239,908.97
	2003	$1.000000	$1.320547	25,643.16	$1.000000	$1.321415	69,441.92
Mutual Shares Securities Fund - Class 2(5)	2005	$1.329587	$1.448263	768,478.12	$1.331770	$1.452057	1,360,664.99
	2004	$1.198227	$1.329587	492,259.21	$1.199004	$1.331770	807,175.25
	2003	$1.000000	$1.198227	18,232.82	$1.000000	$1.199004	368,311.31
Templeton Global Asset Allocation Fund - Class 2(4)	2005	$1.343761	$1.371006	1,988,053.00	$1.329904	$1.358207	1,614,656.54
	2004	$1.178679	$1.343761	1,832,587.50	$1.165389	$1.329904	1,360,922.03
	2003	$0.906639	$1.178679	1,566,305.82	$0.895529	$1.165389	1,247,693.91
	2002	$1.000000	$0.906639	629,779.475	$0.949734	$0.895529	1,091,426.827
	2001	N/A	N/A	N/A	$1.069484	$0.949734	766,947.356
	2000	N/A	N/A	N/A	$1.083998	$1.069484	499,506.284
	1999	N/A	N/A	N/A	$1.000000	$1.083998	248,746.829
Templeton Foreign Securities Fund - Class 2(4)	2005	$1.192919	$1.294863	2,119,986.09	$1.086586	$1.180593	3,313,890.08
	2004	$1.021580	$1.192919	1,689,381.85	$0.929603	$1.086586	3,743,348.08
	2003	$0.784264	$1.021580	1,174,533.39	$0.712942	$0.929603	3,737,321.33
	2002	$1.000000	$0.784264	923,206.524	$0.887716	$0.712942	3,561,033.100
	2001	N/A	N/A	N/A	$1.071637	$0.887716	2,539,291.996
	2000	N/A	N/A	N/A	$1.113051	$1.071637	1,979,094.445
	1999	N/A	N/A	N/A	$1.000000	$1.113051	729,680.581
Templeton Developing Markets Securities Fund - Class 2(1)	2005	$1.610942	$2.022534	425,591.50	$1.326059	$1.666506	506,562.98
	2004	$1.311160	$1.610942	321,410.94	$1.078227	$1.326059	335,841.73
	2003	$0.869851	$1.311160	245,611.93	$0.714614	$1.078227	301,901.87
	2002	$1.000000	$0.869851	157,745.824	$0.725682	$0.714614	211,512.871
	2001	N/A	N/A	N/A	$0.800623	$0.725682	60,677.090
	2000	N/A	N/A	N/A	$1.000000	$0.800623	19,394.987
MFS Emerging Growth Series - Service Class(2)	2005	$1.326807	$1.423917	16,737.97	N/A	N/A	N/A
	2004	$1.194799	$1.326807	10,261.11	N/A	N/A	N/A
	2003	$1.000000	$1.194799	0.00	N/A	N/A	N/A
MFS Research Series - Service Class(2)	2005	$1.347053	$1.427690	34,758.61	N/A	N/A	N/A
	2004	$1.183148	$1.347053	15,012.50	N/A	N/A	N/A
	2003	$1.000000	$1.183148	441.59	N/A	N/A	N/A
MFS Total Return Series - Service Class(2)	2005	$1.229768	$1.243124	864,865.77	N/A	N/A	N/A
	2004	$1.124278	$1.229768	720,869.28	N/A	N/A	N/A
	2003	$1.000000	$1.124278	10,313.60	N/A	N/A	N/A
MFS Utilities Series - Service Class(4)	2005	$1.571568	$1.805004	53,802.60	N/A	N/A	N/A
	2004	$1.228535	$1.571568	62,054.36	N/A	N/A	N/A
	2003	$1.000000	$1.228535	26,014.55	N/A	N/A	N/A
Oppenheimer Balanced Fund/VA - Service Shares(2)	2005	$1.276943	$1.304337	97,824.11	N/A	N/A	N/A
	2004	$1.180541	$1.276943	38,087.70	N/A	N/A	N/A
	2003	$1.000000	$1.180541	17,242.26	N/A	N/A	N/A
Oppenheimer Capital Appreciation Fund/VA - Service Shares(2)	2005	$1.292660	$1.335539	273,879.36	N/A	N/A	N/A
	2004	$1.230692	$1.292660	255,044.21	N/A	N/A	N/A
	2003	$1.000000	$1.230692	38,469.23	N/A	N/A	N/A
Oppenheimer Main Street Fund/VA - Service Shares(1)	2005	$1.300182	$1.354558	54,913.74	N/A	N/A	N/A
	2004	$1.209157	$1.300182	51,532.66	N/A	N/A	N/A
	2003	$1.000000	$1.209157	0.00	N/A	N/A	N/A

		1.50%			1.40%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Oppenheimer Strategic Bond Fund/VA - Service Shares(2)	2005	$1.154457	$1.165641	610,917.85	N/A	N/A	N/A
	2004	$1.080679	$1.154457	537,279.91	N/A	N/A	N/A
	2003	$1.000000	$1.080679	141,531.08	N/A	N/A	N/A
Putnam VT Global Equity Fund - Class IB Shares(2)	2005	$1.176234	$1.260679	192,378.09	$0.991844	$1.064090	2,890,983.02
	2004	$1.050246	$1.176234	182,482.62	$0.884727	$0.991844	3,787,704.77
	2003	$0.824873	$1.050246	177,919.99	$0.694182	$0.884727	4,548,441.51
	2002	$1.000000	$0.824873	39,180.278	$0.907043	$0.694182	5,273,791.543
	2001	N/A	N/A	N/A	$1.309667	$0.907043	6,443,292.531
	2000	N/A	N/A	N/A	$1.890365	$1.309667	6,137,419.658
	1999	N/A	N/A	N/A	$1.16479	$1.890365	2,378,366.267
	1998	N/A	N/A	N/A	$1.000000	$1.16479	58,681.348
Putnam VT Growth and Income - Class IB Shares(1)	2005	$1.118856	$1.160007	644,484.92	$1.096022	$1.137442	2,158,145.08
	2004	$1.022109	$1.118856	685,903.15	$1.000262	$1.096022	2,488,325.05
	2003	$0.814427	$1.022109	673,207.31	$0.796241	$1.000262	2,849,576.71
	2002	$1.000000	$0.814427	803,375.782	$0.996634	$0.796241	2,953,933.043
	2001	N/A	N/A	N/A	$1.079699	$0.996634	1,637,012.271
	2000	N/A	N/A	N/A	$1.000000	$1.079699	220,029.841
Putnam VT Growth Opportunities Fund - Class IB Shares(1)	2005	$0.969310	$0.994245	156,178.26	$0.411281	$0.422275	1,898,461.82
	2004	$0.967036	$0.969310	142,905.73	$0.409913	$0.411281	2,336,219.54
	2003	$0.797620	$0.967036	127,466.09	$0.337759	$0.409913	2,410,524.65
	2002	$1.000000	$0.797620	73,103.807	$0.485741	$0.337759	2,850,695.126
	2001	N/A	N/A	N/A	$0.725408	$0.485741	2,857,992.262
	2000	N/A	N/A	N/A	$1.000000	$0.725408	1,356,383.678
Putnam VT Money Market Fund - Class IB Shares(2)	2005	$0.979695	$0.989728	1,408,277.32		$1.101173	2,899,592.79
	2004	$0.987890	$0.979695	1,132,856.88	$1.097083	$1.088989	3,409,245.93
	2003	$0.997688	$0.987890	537,748.90	$1.106838	$1.097083	5,781,535.97
	2002	$1.000000	$0.997688	505,304.226	$1.109016	$1.106838	8,184,187.589
	2001	N/A	N/A	N/A	$1.083783	$1.109016	9,595,456.011
	2000	N/A	N/A	N/A	$1.038440	$1.083783	3,282,716.436
	1999	N/A	N/A	N/A	$1.00569	$1.038440	2,941,174.912
	1998	N/A	N/A	N/A	$1.000000	$1.00569	78,629.855
Putnam VT New Value Fund - Class IB Shares(2)	2005	$1.235513	$1.289045	761,236.52	$1.631386	$1.703730	1,889,380.38
	2004	$1.086475	$1.235513	680,614.90	$1.433173	$1.631386	2,377,491.46
	2003	$0.832422	$1.086475	617,700.05	$1.096962	$1.433173	2,943,285.15
	2002	$1.000000	$0.832422	435,393.198	$1.317983	$1.096962	3,231,148.922
	2001	N/A	N/A	N/A	$1.293634	$1.317983	3,144,197.623
	2000	N/A	N/A	N/A	$1.071862	$1.293634	1,552,417.849
	1999	N/A	N/A	N/A	$1.084061	$1.071862	1,133,575.798
	1998	N/A	N/A	N/A	$1.000000	$1.084061	62,564.405
Fidelity - VIP Equity-Income Portfolio - Service Class 2(1)	2005	$1.148727	$1.194842	3,373,187.34	$1.164636	$1.212580	4,045,158.03
	2004	$1.048248	$1.148727	3,105,348.96	$1.061718	$1.164636	4,507,267.61
	2003	$0.818251	$1.048248	2,722,618.62	$0.827945	$1.061718	4,535,350.83
	2002	$1.000000	$0.818251	1,545,871.799	$1.013361	$0.827945	4,414,165.037
	2001	N/A	N/A	N/A	$1.084290	$1.013361	1,937,780.828
	2000	N/A	N/A	N/A	$1.000000	$1.084290	171,075.872
Fidelity - VIP Growth Portfolio - Service Class 2(1)	2005	$0.986943	$1.025907	774,217.64	$0.625649	$0.650990	2,429,511.21
	2004	$0.971442	$0.986943	997,273.03	$0.615224	$0.625649	3,018,645.69
	2003	$0.743924	$0.971442	1,003,863.06	$0.470673	$0.615224	3,456,707.44
	2002	$1.000000	$0.743924	1,370,891.756	$0.684720	$0.470673	3,844,880.409
	2001	N/A	N/A	N/A	$0.845413	$0.684720	3,049,876.730
	2000	N/A	N/A	N/A	$1.000000	$0.845413	1,094,685.468
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(4)	2005	$1.273975	$1.364117	50,593.97	N/A	N/A	N/A
	2004	$1.209783	$1.273975	84,194.12	N/A	N/A	N/A
	2003	$1.000000	$1.209783	9,958.82	N/A	N/A	N/A

		1.50%			1.40%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity - VIP High Income Portfolio - Service Class 2(4)	2005	$1.207591	$1.217313	160,262.31	N/A	N/A	N/A
	2004	$1.120596	$1.207591	178,441.63	N/A	N/A	N/A
	2003	$1.000000	$1.120596	65,511.12	N/A	N/A	N/A
Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(4)	2005	$1.037025	$1.041108	135,585.28	N/A	N/A	N/A
	2004	$1.010296	$1.037025	141,140.28	N/A	N/A	N/A
	2003	$1.000000	$1.010296	67,839.86	N/A	N/A	N/A
Fidelity - VIP Index 500 Portfolio - Service Class 2(4)	2005	$1.317272	$1.356976	162,797.71	N/A	N/A	N/A
	2004	$1.211748	$1.317272	162,086.72	N/A	N/A	N/A
	2003	$1.000000	$1.211748	12,932.20	N/A	N/A	N/A
AIM V.I. Capital Appreciation Fund - Series I(1)	2005	$1.064203	$1.141169	1,682,127.49	$1.174036	$1.260180	1,430,944.21
	2004	$1.013074	$1.064203	1,903,184.61	$1.116529	$1.174036	1,539,787.09
	2003	$0.793896	$1.013074	1,966,130.69	$0.87411	$1.116529	1,747,134.83
	2002	$1.000000	$0.793896	1,294,402.219	$1.171761	$0.87411	2,145,186.828
	2001	N/A	N/A	N/A	$1.548873	$1.171761	1,618,708.547
	2000	N/A	N/A	N/A	$1.000000	$1.548873	458,897.594
AIM V.I. Core Equity Fund - Series I(2)a	2005	$1.113682	$1.155556	417,835.59	$1.174540	$1.219908	5,153,163.38
	2004	$1.037388	$1.113682	325,248.32	$1.092999	$1.174540	7,066,030.78
	2003	$0.846280	$1.037388	335,126.64	$0.890767	$1.092999	8,688,421.29
	2002	$1.000000	$0.846280	239,225.504	$1.069980	$0.890767	9,989,975.153
	2001	N/A	N/A	N/A	$1.406145	$1.069980	12,287,415.915
	2000	N/A	N/A	N/A	$1.668693	$1.406145	12,827,416.397
	1999	N/A	N/A	N/A	$1.260383	$1.668693	6,521,679.805
	1998	N/A	N/A	N/A	$1.085904	$1.260383	213,324.783
AIM V.I. International Growth Fund - Series I(2)	2005	$1.270539	$1.476251	281,408.77	$1.166982	$1.357253	1,940,811.21
	2004	$1.039997	$1.270539	254,176.36	$0.954286	$1.166982	2,384,888.30
	2003	$0.817887	$1.039997	154,851.02	$0.749742	$0.954286	2,592,640.75
	2002	$1.000000	$0.817887	119,494.645	$0.901563	$0.749742	2,859,884.171
	2001	N/A	N/A	N/A	$1.195650	$0.901563	3,139,688.461
	2000	N/A	N/A	N/A	$1.647309	$1.195650	2,874,867.982
	1999	N/A	N/A	N/A	$1.077315	$1.647309	974,356.520
	1998	N/A	N/A	N/A	$1.000000	$1.077315	85,589.093
AIM V.I. Premier Equity Fund - Series I(2)a	2005	$0.990159	$1.030735	518,399.00	$1.041626	$1.085377	11,745,987.95
	2004	$0.950203	$0.990159	444,262.21	$0.998611	$1.041626	15,799,120.32
	2003	$0.771063	$0.950203	456,566.50	$0.809545	$0.998611	19,543,609.88
	2002	$1.000000	$0.771063	583,274.948	$1.177056	$0.809545	22,880,182.229
	2001	N/A	N/A	N/A	$1.365146	$1.177056	26,174,636.002
	2000	N/A	N/A	N/A	$1.621757	$1.365146	26,566,665.643
	1999	N/A	N/A	N/A	$1.265957	$1.621757	14,061,168.861
	1998	N/A	N/A	N/A	$1.08306	$1.265957	710,879.859
AIM V.I. Demographic Trends Fund - Series I(1)b	2005	$1.064851	$1.114258	225,950.12	$0.507190	$0.531257	1,209,751.52
	2004	$0.998460	$1.064851	320,998.85	$0.475100	$0.507190	1,468,429.24
	2003	$0.737206	$0.998460	346,241.51	$0.350442	$0.475100	1,574,364.06
	2002	$1.000000	$0.737206	99,788.303	$0.524137	$0.350442	1,762,039.730
	2001	N/A	N/A	N/A	$0.780681	$0.524137	1,894,905.908
	2000	N/A	N/A	N/A	$1.000000	$0.780681	1,172,826.211
Evergreen VA Balanced Fund - Class 1(2)	2005	$1.101356	$1.142514	605,096.21	$1.048939	$1.089207	6,339,108.60
	2004	$1.051574	$1.101356	616,524.24	$1.000536	$1.048939	8,832,782.26
	2003	$0.921886	$1.051574	722,953.53	$0.876280	$1.000536	11,630,643.63
	2002	$1.000000	$0.921886	563,734.199	$0.983605	$0.876280	13,056,733.731
	2001	N/A	N/A	N/A	$1.090926	$0.983605	15,428,080.636
	2000	N/A	N/A	N/A	$1.163482	$1.090926	15,592,268.934
	1999	N/A	N/A	N/A	$1.066334	$1.163482	10,212,042.456
	1998	N/A	N/A	N/A	$1.000000	$1.066334	730,048.182

		1.50%			1.40%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Evergreen VA Fundamental Large Cap Fund - Class 1(2)	2005	$1.136714	$1.220901	2,318,656.02	$1.237374	$1.330316	4,477,875.81
	2004	$1.056506	$1.136714	1,884,030.20	$1.148929	$1.237374	4,695,011.11
	2003	$0.823986	$1.056506	1,884,242.53	$0.895188	$1.148929	6,050,216.21
	2002	$1.000000	$0.823986	248,571.579	$1.073089	$0.895188	2,334,173.491
	2001	N/A	N/A	N/A	$1.238902	$1.073089	2,430,609.290
	2000	N/A	N/A	N/A	$1.259978	$1.238902	2,407,199.917
	1999	N/A	N/A	N/A	$1.077551	$1.259978	1,897,269.471
	1998	N/A	N/A	N/A	$1.000000	$1.077551	423,067.758
Evergreen VA Growth Fund - Class 1(4)	2005	$1.158238	$1.215598	1,182,785.87	$1.547174	$1.625394	1,265,250.14
	2004	$1.032543	$1.158238	1,138,990.19	$1.377897	$1.547174	1,521,485.89
	2003	$0.754006	$1.032543	1,165,801.18	$1.005214	$1.377897	1,691,097.63
	2002	$1.000000	$0.754006	1,253,527.441	$1.394549	$1.005214	1,666,346.183
	2001	N/A	N/A	N/A	$1.515453	$1.394549	1,220,267.134
	2000	N/A	N/A	N/A	$1.356656	$1.515453	1,034,006.742
	1999	N/A	N/A	N/A	$1.000000	$1.356656	360,299.090
Evergreen VA High Income Fund - Class 1(4)	2005	$1.253865	$1.253646	1,221,729.50	$1.490296	$1.491511	1,158,604.96
	2004	$1.170993	$1.253865	1,304,424.49	$1.390416	$1.490296	1,337,367.45
	2003	$1.004980	$1.170993	1,409,177.25	$1.192139	$1.390416	1,391,319.02
	2002	$1.000000	$1.004980	661,643.905	$1.128120	$1.192139	1,020,236.438
	2001	N/A	N/A	N/A	$1.037494	$1.128120	425,380.278
	2000	N/A	N/A	N/A	$1.038416	$1.037494	161,016.536
	1999	N/A	N/A	N/A	$1.000000	$1.038416	138,172.993
Evergreen VA International Equity Fund - Class 1(4)	2005	$1.242149	$1.419615	1,380,874.04	$1.367633	$1.564553	2,296,752.42
	2004	$1.057658	$1.242149	1,299,862.39	$1.163354	$1.367633	2,631,190.92
	2003	$0.817435	$1.057658	1,323,819.85	$0.898253	$1.163354	2,806,481.54
	2002	$1.000000	$0.817435	594,081.645	$1.017358	$0.898253	885,468.132
	2001	N/A	N/A	N/A	$1.260910	$1.017358	497,777.168
	2000	N/A	N/A	N/A	$1.346634	$1.260910	488,111.025
	1999	N/A	N/A	N/A	$1.000000	$1.346634	97,099.617
Evergreen VA Omega Fund - Class 1(3)	2005	$1.164437	$1.191422	1,585,879.55	$0.947648	$0.970570	1,843,555.11
	2004	$1.102418	$1.164437	1,430,760.96	$0.896297	$0.947648	2,183,898.40
	2003	$0.799021	$1.102418	1,451,563.49	$0.648999	$0.896297	2,169,270.42
	2002	$1.000000	$0.799021	1,199,672.585	$0.881942	$0.648999	2,165,688.096
	2001	N/A	N/A	N/A	$1.000000	$0.881942	1,150,247.122
MFS Emerging Growth Series - Initial Class(2)	2005	$1.066965	$1.147848	124,275.64	$1.072234	$1.154653	5,511,560.11
	2004	$0.958759	$1.066965	126,312.60	$0.962538	$1.072234	7,289,260.61
	2003	$0.747254	$0.958759	172,054.67	$0.749463	$0.962538	9,152,624.56
	2002	$1.000000	$0.747254	169,209.066	$1.147334	$0.749463	9,939,186.976
	2001	N/A	N/A	N/A	$1.749304	$1.147334	11,874,695.842
	2000	N/A	N/A	N/A	$2.206323	$1.749304	11,939,502.338
	1999	N/A	N/A	N/A	$1.265976	$2.206323	5,268,344.689
	1998	N/A	N/A	N/A	$1.023088	$1.265976	370,997.778
MFS Research Series - Initial Class(2)	2005	$1.101306	$1.169708	346,755.62	$1.129986	$1.201358	3,776,845.20
	2004	$0.964929	$1.101306	353,255.08	$0.989078	$1.129986	4,979,890.52
	2003	$0.785362	$0.964929	236,971.06	$0.804226	$0.989078	6,431,074.84
	2002	$1.000000	$0.785362	158,166.042	$1.080664	$0.804226	7,193,969.080
	2001	N/A	N/A	N/A	$1.391634	$1.080664	8,544,154.384
	2000	N/A	N/A	N/A	$1.482998	$1.391634	8,448,027.676
	1999	N/A	N/A	N/A	$1.212231	$1.482998	5,446,898.645
	1998	N/A	N/A	N/A	$1.056268	$1.212231	420,718.942

		1.50%			1.40%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
MFS Total Return Series - Initial Class(2)	2005	$1.154793	$1.169859	7,540,255.80	$1.457342	$1.477807	11,740,469.21
	2004	$1.052964	$1.154793	7,189,934.36	$1.327513	$1.457342	13,560,420.05
	2003	$0.918785	$1.052964	7,658,923.78	$1.157209	$1.327513	15,159,281.12
	2002	$1.000000	$0.918785	4,604,049.210	$1.237367	$1.157209	15,102,211.986
	2001	N/A	N/A	N/A	$1.251694	$1.237367	10,631,523.898
	2000	N/A	N/A	N/A	$1.093953	$1.251694	6,125,138.173
	1999	N/A	N/A	N/A	$1.076083	$1.093953	4,709,530.689
	1998	N/A	N/A	N/A	$1.025646	$1.076083	361,289.760
MFS Utilities Series - Initial Class(4)	2005	$1.438497	$1.655966	733,422.25	$1.462789	$1.685580	5,106,294.23
	2004	$1.121449	$1.438497	518,994.57	$1.139260	$1.462789	6,031,587.29
	2003	$0.837601	$1.121449	494,555.51	$0.850067	$1.139260	7,320,006.83
	2002	$1.000000	$0.837601	247,161.124	$1.115934	$0.850067	8,363,041.633
	2001	N/A	N/A	N/A	$1.493055	$1.115934	9,767,240.462
	2000	N/A	N/A	N/A	$1.413957	$1.493055	6,820,401.291
	1999	N/A	N/A	N/A	$1.000000	$1.413957	1,657,355.059
Oppenheimer Balanced Fund/VA - Initial Shares(2)	2005	$1.199146	$1.227424	1,463,532.22	$1.464489	$1.500495	2,431,729.73
	2004	$1.105511	$1.199146	1,434,897.65	$1.348800	$1.464489	2,978,720.84
	2003	$0.897970	$1.105511	1,432,927.99	$1.094508	$1.348800	3,623,968.90
	2002	$1.000000	$0.897970	826,480.241	$1.238678	$1.094508	4,211,230.692
	2001	N/A	N/A	N/A	$1.228870	$1.238678	3,109,495.203
	2000	N/A	N/A	N/A	$1.170664	$1.228870	1,928,822.961
	1999	N/A	N/A	N/A	$1.061787	$1.170664	1,503,090.531
	1998	N/A	N/A	N/A	$1.000000	$1.061787	118,249.261
Oppenheimer Capital Appreciation Fund/VA - Initial Shares(2)	2005	$1.069312	$1.107276	5,248,455.17	$1.470311	$1.524002	8,185,420.94
	2004	$1.014990	$1.069312	5,273,874.55	$1.394246	$1.470311	10,087,971.61
	2003	$0.786744	$1.014990	5,335,363.63	$1.079661	$1.394246	11,478,082.57
	2002	$1.000000	$0.786744	2,866,702.786	$1.496832	$1.079661	12,235,841.629
	2001	N/A	N/A	N/A	$1.736299	$1.496832	11,020,976.054
	2000	N/A	N/A	N/A	$1.764620	$1.736299	9,265,020.588
	1999	N/A	N/A	N/A	$1.263125	$1.764620	4,797,474.137
	1998	N/A	N/A	N/A	$1.084144	$1.263125	323,537.371
Oppenheimer Main Street Fund/VA - Initial Shares(1)	2005	$1.085073	$1.132976	2,513,854.41	$1.228404	$1.283896	3,257,434.77
	2004	$1.006210	$1.085073	2,357,669.99	$1.137999	$1.228404	3,986,887.19
	2003	$0.805946	$1.006210	2,568,857.58	$0.910614	$1.137999	4,446,006.82
	2002	$1.000000	$0.805946	1,781,997.379	$1.137129	$0.910614	4,113,580.704
	2001	N/A	N/A	N/A	$1.283567	$1.137129	2,542,326.037
	2000	N/A	N/A	N/A	$1.000000	$1.283567	731,230.202
Oppenheimer Strategic Bond Fund/VA - Initial Shares(2)	2005	$1.283659	$1.298472	1,390,282.09	$1.423372	$1.441200	4,007,574.09
	2004	$1.198967	$1.283659	1,235,052.30	$1.328154	$1.423372	4,817,431.58
	2003	$1.030692	$1.198967	1,306,986.16	$1.140615	$1.328154	5,895,059.82
	2002	$1.000000	$1.030692	690,557.845	$1.076462	$1.140615	6,104,591.377
	2001	N/A	N/A	N/A	$1.041157	$1.076462	5,262,119.013
	2000	N/A	N/A	N/A	$1.028609	$1.041157	4,563,525.355
	1999	N/A	N/A	N/A	$1.014327	$1.028609	3,502,331.278
	1998	N/A	N/A	N/A	$0.988927	$1.014327	543,298.914
Fidelity - VIP Growth Opportunities Portfolio - Service Class(4)	2005	$1.101483	$1.181430	915,005.62	$1.113442	$1.195419	2,215,238.21
	2004	$1.044317	$1.101483	844,700.39	$1.054622	$1.113442	3,109,991.82
	2003	$0.817493	$1.044317	930,965.94	$0.824736	$1.054622	3,726,859.97
	2002	$1.000000	$0.817493	437,029.968	$1.070965	$0.824736	4,265,738.177
	2001	N/A	N/A	N/A	$1.269068	$1.070965	4,937,889.718
	2000	N/A	N/A	N/A	$1.551609	$1.269068	5,653,717.740
	1999	N/A	N/A	N/A	$1.000000	$1.551609	3,266,566.939

		1.50%			1.40%
	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity - VIP High Income Portfolio - Service Class(4)	2005	$1.361060	$1.374834	776,186.46	$1.070748	$1.082645	1,588,343.38
	2004	$1.262048	$1.361060	779,998.92	$0.991863	$1.070748	2,179,705.29
	2003	$1.008871	$1.262048	832,735.48	$0.792103	$0.991863	2,266,340.79
	2002	$1.000000	$1.008871	391,949.933	$0.779089	$0.792103	1,981,244.323
	2001	N/A	N/A	N/A	$0.895076	$0.779089	1,691,947.761
	2000	N/A	N/A	N/A	$1.170692	$0.895076	1,311,906.355
	1999	N/A	N/A	N/A	$1.000000	$1.170692	615,977.656
Fidelity - VIP Investment Grade Bond Portfolio - Initial Class(4)	2005	$1.144623	$1.152464	5,012,328.79	$1.543658	$1.555765	6,550,195.27
	2004	$1.112292	$1.144623	4,728,282.50	$1.498567	$1.543658	8,334,886.61
	2003	$1.073132	$1.112292	5,397,948.08	$1.444379	$1.498567	10,188,140.03
	2002	$1.000000	$1.073132	3,168,252.088	$1.327309	$1.444379	10,852,222.227
	2001	N/A	N/A	N/A	$1.240959	$1.327309	5,354,639.120
	2000	N/A	N/A	N/A	$1.131353	$1.240959	1,968,721.236
	1999	N/A	N/A	N/A	$1.000000	$1.131353	828,979.275
Fidelity - VIP Index 500 Portfolio - Initial Class(4)	2005	$1.117676	$1.154324	3,225,701.66	$1.625122	$1.680065	8,849,340.39
	2004	$1.025621	$1.117676	2,934,512.85	$1.489792	$1.625122	10,698,575.22
	2003	$0.810688	$1.025621	3,022,699.61	$1.176424	$1.489792	12,282,913.00
	2002	$1.000000	$0.810688	1,562,877.461	$1.534273	$1.176424	12,530,218.265
	2001	N/A	N/A	N/A	$1.770093	$1.534273	12,265,572.300
	2000	N/A	N/A	N/A	$1.978931	$1.770093	11,036,845.366
	1999	N/A	N/A	N/A	$1.000000	$1.978931	4,949,460.935

	Year	1.30%			1.25%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Asset Allocation - Conservative Portfolio - Service Class(5)	2005	$1.251868	$1.297758	4,108,210.47	$1.252896	$1.299459	770,854.22
	2004	$1.158727	$1.251868	2,557,862.39	$1.159107	$1.252896	424,065.57
	2003	$1.000000	$1.158727	598,547.59	$1.000000	$1.159107	187,471.56
Asset Allocation - Growth Portfolio - Service Class(5)	2005	$1.404276	$1.551604	2,724,779.18	$1.405428	$1.553639	1,443,713.72
	2004	$1.248932	$1.404276	2,324,439.74	$1.249341	$1.405428	1,118,994.77
	2003	$1.000000	$1.248932	125,348.42	$1.000000	$1.249341	130,484.56
Asset Allocation - Moderate Portfolio - Service Class(5)	2005	$1.295146	$1.369719	11,257,998.77	$1.296213	$1.371540	2,441,438.26
	2004	$1.180666	$1.295146	3,881,698.05	$1.181053	$1.296213	1,410,329.70
	2003	$1.000000	$1.180666	378,835.19	$1.000000	$1.181053	423,957.78
Asset Allocation - Moderate Growth Portfolio - Service Class(5)	2005	$1.349136	$1.461149	10,368,688.83	$1.350258	$1.463095	6,500,234.91
	2004	$1.207772	$1.349136	5,213,499.97	$1.208171	$1.350258	3,414,872.27
	2003	$1.000000	$1.207772	615,017.36	$1.000000	$1.208171	432,088.50
Capital Guardian Global - Service Class(5)	2005	$1.432568	$1.554244	238,330.62	$1.433755	$1.556301	89,194.02
	2004	$1.312143	$1.432568	289,971.62	$1.312577	$1.433755	41,712.71
	2003	$1.000000	$1.312143	114,305.66	$1.000000	$1.312577	23,392.50
Capital Guardian U.S. Equity - Service Class(5)	2005	$1.352264	$1.415922	372,670.51	$1.353372	$1.417783	112,510.60
	2004	$1.251112	$1.352264	482,610.28	$1.251510	$1.353372	72,694.98
	2003	$1.000000	$1.251112	123,454.18	$1.000000	$1.251510	50,463.58
Capital Guardian Value - Service Class(5)	2005	$1.475955	$1.566401	331,921.06	$1.477160	$1.568457	141,887.69
	2004	$1.284690	$1.475955	358,483.42	$1.285103	$1.477160	44,386.85
	2003	$1.000000	$1.284690	65,446.23	$1.000000	$1.285103	0.00
Federated Growth & Income - Service Class(5)	2005	$1.281343	$1.324708	150,267.76	$1.282409	$1.326466	89,324.66
	2004	$1.191154	$1.281343	105,858.52	$1.191557	$1.282409	96,603.40
	2003	$1.000000	$1.191154	0.00	$1.000000	$1.191557	29,631.80
PIMCO Total Return - Service Class(5)	2005	$1.040825	$1.048392	518,374.97	$1.041695	$1.049774	958,856.72
	2004	$1.011723	$1.040825	343,285.60	$1.012056	$1.041695	262,431.02
	2003	$1.000000	$1.011723	121,313.41	$1.000000	$1.012056	63,637.89
Transamerica Equity - Service Class(5)	2005	$1.383835	$1.588512	245,484.58	$1.384986	$1.590603	615,742.40
	2004	$1.212483	$1.383835	56,515.02	$1.212890	$1.384986	132,561.21
	2003	$1.000000	$1.212483	0.00	$1.000000	$1.212890	3,387.53
PAM Transamerica U.S. Government Securities - Service Class(6)	2005	$1.026699	$1.033637	0.00	$1.027279	$1.034732	0.00
	2004	$1.010743	$1.026699	5,671.12	$1.010822	$1.027279	0.00
	2003	$1.000000	$1.010743	0.00	$1.000000	$1.010822	0.00
AIM V.I. Capital Appreciation Fund - Series II(1)	2005	$1.287718	$1.380289	37,610.00	$1.288776	$1.382105	56,504.13
	2004	$1.226808	$1.287718	29,334.67	$1.227206	$1.288776	56,549.98
	2003	$1.000000	$1.226808	5,047.65	$1.000000	$1.227206	49,892.16
AIM V.I. Core Equity Fund - Series II(2)a	2005	$1.297415	$1.345818	38,643.25	$1.298494	$1.347612	2,697.04
	2004	$1.209438	$1.297415	38,913.05	$1.209838	$1.298494	2,427.84
	2003	$1.000000	$1.209438	4,193.47	$1.000000	$1.209838	1,542.96
AIM V.I. International Growth Fund - Series II(2)	2005	$1.563143	$1.816326	26,631.47	1.564433	$1.818710	0.00
	2004	$1.280077	$1.563143	13,668.24	$1.280499	$1.564433	0.00
	2003	$1.000000	$1.280077	0.00	$1.000000	$1.280499	0.00
AIM V.I. Premier Equity Fund - Series II(2)a	2005	$1.227277	$1.276535	0.00	$1.228285	$1.278213	0.00
	2004	$1.178540	$1.227277	0.00	$1.178932	$1.228285	0.00
	2003	$1.000000	$1.178540	0.00	$1.000000	$1.178932	0.00
AIM V.I. Demographic Trends Fund - Series II(1)b	2005	$1.333463	$1.396338	10,605.32	$1.334571	$1.398169	0.00
	2004	$1.251944	$1.333463	11,165.47	$1.252353	$1.334571	0.00
	2003	$1.000000	$1.251944	0.00	$1.000000	$1.252353	0.00

	Year	1.30%			1.25%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AllianceBerstein Global Technology Portfolio - Class B(3)	2005	$1.369042	$1.400819	16,937.19	$0.675822	$0.691852	509,560.43
	2004	$1.319755	$1.369042	18,355.51	$0.651168	$0.675822	743,992.89
	2003	$1.000000	$1.319755	0.00	$0.458515	$0.651168	786,610.49
	2002	N/A	N/A	N/A	$0.797798	$0.458515	668,422.581
	2001	N/A	N/A	N/A	$1.000000	$0.797798	152,234.666
AllianceBerstein Large Cap Growth Portfolio - Class B(3)	2005	$1.231190	$1.395834	96,902.35	$0.755403	$0.856836	1,214,343.89
	2004	$1.151167	$1.231190	19,669.07	$0.705949	$0.755403	1,254,264.73
	2003	$1.000000	$1.151167	0.00	$0.579386	$0.705949	1,219,960.93
	2002	N/A	N/A	N/A	$0.848253	$0.579386	1,075,986.041
	2001	N/A	N/A	N/A	$1.000000	$0.848253	249,995.271
Davis Value Portfolio(1)	2005	$1.384260	$1.495600	236,141.94	$1.022312	$1.105092	4,593,762.16
	2004	$1.248367	$1.384260	213,980.72	$0.921499	$1.022312	4,743,652.21
	2003	$1.000000	$1.248367	50,469.32	$0.719044	$0.921499	4,504,879.90
	2002	N/A	N/A	N/A	$0.869403	$0.719044	3,577,648.602
	2001	N/A	N/A	N/A	$0.982447	$0.869403	1,023,066.067
	2000	N/A	N/A	N/A	$1.000000	$0.982447	97,909.365
Evergreen VA Balanced Fund - Class 2(2)	2005	$1.166880	$1.209860	101,170.13	$1.167829	$1.211436	0.00
	2004	$1.114815	$1.166880	96,800.51	$1.115183	$1.167829	0.00
	2003	$1.000000	$1.114815	0.00	$1.000000	$1.115183	0.00
Evergreen VA Fundamental Large Cap Fund - Class 2(2)	2005	$1.330160	$1.427991	782,488.81	$1.331262	$1.429868	6,376.56
	2004	$1.237024	$1.330160	520,930.91	$1.237436	$1.331262	6,417.50
	2003	$1.000000	$1.237024	0.00	$1.000000	$1.237436	0.00
Evergreen VA Growth Fund - Class 2(4)	2005	$1.475529	$1.547950	124,185.60	$1.476744	$1.549998	0.00
	2004	$1.316088	$1.475529	114,919.75	$1.316522	$1.476744	12,937.93
	2003	$1.000000	$1.316088	2,516.03	$1.000000	$1.316522	0.00
Evergreen VA High Income Fund - Class 2(4)	2005	$1.161452	$1.160864	623,520.68	$1.162389	$1.162376	33,213.99
	2004	$1.085563	$1.161452	628,092.36	$1.085907	$1.162389	29,729.58
	2003	$1.000000	$1.085563	120,712.62	$1.000000	$1.085907	0.00
Evergreen International Equity Fund - Class 2(4)	2005	$1.523128	$1.739318	390,716.55	$1.524380	$1.741599	12,136.31
	2004	$1.298383	$1.523128	398,301.30	$1.298805	$1.524380	0.00
	2003	$1.000000	$1.298383	8,080.30	$1.000000	$1.298805	0.00
Evergreen VA Omega Fund - Class 2(3)	2005	$1.371327	$1.402098	456,074.42	$1.372459	$1.403952	0.00
	2004	$1.298599	$1.371327	562,011.59	$1.299025	$1.372459	39,070.16
	2003	$1.000000	$1.298599	46,609.40	$1.000000	$1.299025	0.00
Federated American Leaders Fund II(1)	2005	$1.353597	$1.403385	87,110.34	$1.058384	$1.097854	1,579,312.33
	2004	$1.249082	$1.353597	87,134.90	$0.976185	$1.058384	1,631,253.91
	2003	$1.000000	$1.249082	0.00	$0.774023	$0.976185	1,684,796.02
	2002	N/A	N/A	N/A	$0.982268	$0.774023	1,328,548.382
	2001	N/A	N/A	N/A	$1.038363	$0.982268	229,814.095
	2000	N/A	N/A	N/A	$1.000000	$1.038363	30,459.737
Federated Kaufmann Fund II(5)	2005	$1.508491	$1.656610	437,579.84	$1.509740	$1.658804	709,262.53
	2004	$1.332811	$1.508491	403,897.58	$1.333250	$1.509740	462,850.59
	2003	$1.000000	$1.332811	28,370.31	$1.000000	$1.333250	332,500.74
Federated High Income Bond Fund II(2)	2005	$1.202971	$1.219127	140,344.08	$1.263305	$1.280895	2,125,335.56
	2004	$1.103251	$1.202971	146,101.01	$1.158014	$1.263305	2,141,598.67
	2003	$1.000000	$1.103251	72,454.48	$0.959348	$1.158014	2,312,881.47
	2002	N/A	N/A	N/A	$0.958042	$0.959348	2,139,706.805
	2001	N/A	N/A	N/A	$0.956867	$0.958042	1,768,674.833
	2000	N/A	N/A	N/A	$1.064849	$0.956867	1,576,288.286
	1999	N/A	N/A	N/A	$1.053867	$1.064849	1,415,579.765
	1998	N/A	N/A	N/A	$1.000000	$1.053867	26,497.028

	Year	1.30%			1.25%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Franklin Small-Midcap Growth Securities Fund - Class 2(4)	2005	$1.450459	$1.500435	132,825.74	$1.172942	$1.213958	3,416,244.30
	2004	$1.318113	$1.450459	116,441.48	$1.065403	$1.172942	3,569,410.35
	2003	$1.000000	$1.318113	29,453.35	$0.785978	$1.065403	3,783,589.37
	2002	N/A	N/A	N/A	$1.115895	$0.785978	3,293,457.300
	2001	N/A	N/A	N/A	$1.333244	$1.115895	1,409,725.536
	2000	N/A	N/A	N/A	$1.617750	$1.333244	933,546.385
	1999	N/A	N/A	N/A	$1.000000	$1.617750	90,047.993
Franklin Small Cap Value Securities Fund - Class 2(5)	2005	$1.615226	$1.734350	125,981.88	$1.616557	$1.736627	303,481.39
	2004	$1.322282	$1.615226	78,681.91	$1.322719	$1.616557	300,679.83
	2003	$1.000000	$1.322282	6,201.78	$1.000000	$1.322719	25,188.47
Mutual Shares Securities Fund - Class 2(5)	2005	$1.333977	$1.455901	312,037.07	$1.335069	$1.457816	464,214.18
	2004	$1.199804	$1.333977	271,810.27	$1.200199	$1.335069	310,116.47
	2003	$1.000000	$1.199804	22,734.78	$1.000000	$1.200199	25,778.73
Templeton Global Asset Allocation Fund - Class 2(4)	2005	$1.443553	$1.475738	295,546.51	$1.341090	$1.371644	1,073,343.26
	2004	$1.263730	$1.443553	209,145.27	$1.173455	$1.341090	967,034.38
	2003	$1.000000	$1.263730	2,204.15	$0.900393	$1.173455	888,691.39
	2002	N/A	N/A	N/A	$0.953489	$0.900393	727,877.938
	2001	N/A	N/A	N/A	$1.072117	$0.953489	269,752.629
	2000	N/A	N/A	N/A	$1.085065	$1.072117	138,902.166
	1999	N/A	N/A	N/A	$1.000000	$1.085065	80,830.337
Templeton Foreign Securities Fund - Class 2(4)	2005	$1.536912	$1.671531	131,584.93	$1.095753	$1.192303	1,317,589.31
	2004	$1.313561	$1.536912	71,099.02	$0.936047	$1.095753	1,304,738.19
	2003	$1.000000	$1.313561	7,525.29	$0.716827	$0.936047	1,310,499.39
	2002	N/A	N/A	N/A	$0.891218	$0.716827	1,114,599.189
	2001	N/A	N/A	N/A	$1.074271	$0.891218	555,257.683
	2000	N/A	N/A	N/A	$1.114141	$1.074271	444,189.505
	1999	N/A	N/A	N/A	$1.000000	$1.114141	90,499.960
Templeton Developing Markets Securities Fund - Class 2(1)	2005	$1.783605	$2.243725	136,990.85	$1.335298	$1.680601	280,889.68
	2004	$1.448823	$1.783605	101,417.81	$1.084121	$1.335298	253,075.29
	2003	$1.000000	$1.448823	5,749.95	$0.717463	$1.084121	81,589.69
	2002	N/A	N/A	N/A	$0.727496	$0.717463	30,802.392
	2001	N/A	N/A	N/A	$0.801409	$0.727496	11,712.209
	2000	N/A	N/A	N/A	$1.000000	$0.801409	11,721.961
MFS Emerging Growth Series - Service Class(2)	2005	$1.331185	$1.431429	48,927.56	$1.332293	$1.433318	0.00
	2004	$1.196377	$1.331185	23,894.33	$1.196773	$1.332293	0.00
	2003	$1.000000	$1.196377	0.00	$1.000000	$1.196773	0.00
MFS Research Series - Service Class(2)	2005	$1.351512	$1.435229	21,625.49	$1.352618	$1.437118	1,376.87
	2004	$1.184711	$1.351512	5,179.82	$1.185097	$1.352618	1,382.21
	2003	$1.000000	$1.184711	0.00	$1.000000	$1.185097	1,388.47
MFS Total Return Series - Service Class(2)	2005	$1.233835	$1.249688	1,355,594.88	$1.234834	$1.251313	120,446.01
	2004	$1.125764	$1.233835	912,799.07	$1.126128	$1.234834	83,984.50
	2003	$1.000000	$1.125764	22,157.29	$1.000000	$1.126128	0.00
MFS Utilities Series - Service Class(4)	2005	$1.576760	$1.814524	106,146.34	$1.578069	$1.816927	26,529.74
	2004	$1.230157	$1.576760	28,679.96	$1.230568	$1.578069	0.00
	2003	$1.000000	$1.230157	24,319.66	$1.000000	$1.230568	0.00
Oppenheimer Balanced Fund/VA - Service Shares(2)	2005	$1.281157	$1.311210	68,901.94	$1.282208	$1.312935	0.00
	2004	$1.182097	$1.281157	34,971.37	$1.182480	$1.282208	0.00
	2003	$1.000000	$1.182097	13,297.50	$1.000000	$1.182480	0.00
Oppenheimer Capital Appreciation Fund/VA - Service Shares(2)	2005	$1.296931	$1.342581	139,299.27	$1.298008	$1.344369	222,378.74
	2004	$1.232312	$1.296931	145,805.29	$1.232725	$1.298008	44,201.70
	2003	$1.000000	$1.232312	42,768.24	$1.000000	$1.232725	0.00
Oppenheimer Main Street Fund/VA - Service Shares(1)	2005	$1.304470	$1.361705	55,116.65	$1.305537	$1.363484	36,902.87
	2004	$1.210744	$1.304470	41,388.69	$1.211144	$1.305537	0.00
	2003	$1.000000	$1.210744	4,192.33	$1.000000	$1.211144	0.00

	Year	1.30%			1.25%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Oppenheimer Strategic Bond Fund/VA - Service Shares(2)	2005	$1.158281	$1.171816	654,725.15	$1.159233	$1.173338	106,127.59
	2004	$1.082115	$1.158281	364,659.59	$1.082462	$1.159233	59,914.47
	2003	$1.000000	$1.082115	106,969.37	$1.000000	$1.082462	0.00
Putnam VT Global Equity Fund - Class IB Shares(2)	2005	$1.396767	$1.499993	9,790.39	$1.000946	$1.075443	764,712.33
	2004	$1.244689	$1.396767	529.31	$0.891517	$1.000946	873,120.26
	2003	$1.000000	$1.244689	0.00	$0.698480	$0.891517	1,159,708.61
	2002	N/A	N/A	N/A	$0.911319	$0.698480	1,233,698.685
	2001	N/A	N/A	N/A	$1.313877	$0.911319	1,560,341.130
	2000	N/A	N/A	N/A	$1.893641	$1.313877	1,297,847.158
	1999	N/A	N/A	N/A	$1.165076	$1.893641	424,898.296
	1998	N/A	N/A	N/A	$1.000000	$1.165076	14,249.515
Putnam VT Growth and Income - Class IB Shares(1)	2005	$1.351115	$1.403566	91,910.39	$1.103639	$1.147043	1,078,723.60
	2004	$1.231858	$1.351115	82,705.15	$1.005716	$1.103639	1,197,871.03
	2003	$1.000000	$1.231858	2,207.64	$0.799392	$1.005716	1,245,837.85
	2002	N/A	N/A	N/A	$0.999094	$0.799392	1,202,473.674
	2001	N/A	N/A	N/A	$1.080751	$0.999094	553,759.207
	2000	N/A	N/A	N/A	$1.000000	$1.080751	55,526.790
Putnam VT Growth Opportunities Fund - Class IB Shares(1)	2005	$1.151215	$1.183153	6,096.65	$0.414137	$0.425839	656,970.26
	2004	$1.146250	$1.151215	576.35	$0.412138	$0.414137	742,474.06
	2003	$1.000000	$1.146250	0.00	$0.339099	$0.412138	732,747.82
	2002	N/A	N/A	N/A	$0.486945	$0.339099	863,098.334
	2001	N/A	N/A	N/A	$0.726127	$0.486945	737,020.919
	2000	N/A	N/A	N/A	$1.000000	$0.726127	358,571.482
Putnam VT Money Market Fund - Class IB Shares(2)	2005	$0.988001	$0.999991	200,397.00	$1.099069	$1.113007	3,079,225.36
	2004	$0.994300	$0.988001	315,048.82	$1.105538	$1.099069	2,333,858.08
	2003	$1.000000	$0.994300	0.00	$1.113731	$1.105538	2,322,208.11
	2002	N/A	N/A	N/A	$1.114230	$1.113731	2,644,218.544
	2001	N/A	N/A	N/A	$1.087256	$1.114230	2,496,218.262
	2000	N/A	N/A	N/A	$1.040234	$1.087256	1,082,175.430
	1999	N/A	N/A	N/A	$1.00594	$1.040234	402,501.656
	1998	N/A	N/A	N/A	$1.000000	$1.00594	1,000.00
Putnam VT New Value Fund - Class IB Shares(2)	2005	$1.470807	$1.537545	51,956.02	$1.646363	$1.721917	972,914.32
	2004	$1.290835	$1.470807	47,900.13	$1.444178	$1.646363	1,031,431.77
	2003	$1.000000	$1.290835	11,820.68	$1.103750	$1.444178	1,096,932.91
	2002	N/A	N/A	N/A	$1.324182	$1.103750	1,082,018.895
	2001	N/A	N/A	N/A	$1.297787	$1.324182	589,516.997
	2000	N/A	N/A	N/A	$1.073725	$1.297787	340,306.750
	1999	N/A	N/A	N/A	$1.084332	$1.073725	231,596.430
	1998	N/A	N/A	N/A	$1.000000	$1.084332	95,008.528
Fidelity - VIP Equity-Income Portfolio - Service Class 2(1)	2005	$1.383182	$1.441544	346,782.36	$1.172697	$1.222782	2,907,985.74
	2004	$1.259711	$1.383182	326,541.96	$1.067486	$1.172697	2,864,327.11
	2003	$1.000000	$1.259711	37,839.16	$0.831218	$1.067486	3,095,353.74
	2002	N/A	N/A	N/A	$1.015863	$0.831218	2,539,949.901
	2001	N/A	N/A	N/A	$1.085356	$1.015863	648,143.015
	2000	N/A	N/A	N/A	$1.000000	$1.085356	21,996.326
Fidelity - VIP Growth Portfolio - Service Class 2(1)	2005	$1.269053	$1.321749	28,555.65	$0.630006	$0.656486	1,694,096.76
	2004	$1.246682	$1.269053	19,657.27	$0.618587	$0.630006	1,856,584.84
	2003	$1.000000	$1.246682	6,249.45	$0.472541	$0.618587	2,293,261.47
	2002	N/A	N/A	N/A	$0.686406	$0.472541	1,718,430.429
	2001	N/A	N/A	N/A	$0.846237	$0.686406	843,777.303
	2000	N/A	N/A	N/A	$1.000000	$0.846237	261,594.761

	Year	1.30%			1.25%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(4)	2005	$1.278186	$1.371316	46,877.23	$1.279242	$1.373121	0.00
	2004	$1.211377	$1.278186	36,129.35	$1.211773	$1.279242	0.00
	2003	$1.000000	$1.211377	0.00	$1.000000	$1.211773	0.00
Fidelity - VIP High Income Portfolio - Service Class 2(4)	2005	$1.211574	$1.223721	180,204.65	$1.212550	$1.225319	118,337.19
	2004	$1.122069	$1.211574	203,802.97	$1.122445	$1.212550	16,663.51
	2003	$1.000000	$1.122069	82,396.71	$1.000000	$1.122445	0.00
Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(4)	2005	$1.040447	$1.046587	444,790.90	$1.041317	$1.047982	55,701.33
	2004	$1.011634	$1.040447	463,014.84	$1.011970	$1.041317	58,115.43
	2003	$1.000000	$1.011634	373,801.40	$1.000000	$1.011970	0.00
Fidelity - VIP Index 500 Portfolio - Service Class 2(4)	2005	$1.321624	$1.364137	104,269.87	$1.322719	$1.365949	44,758.71
	2004	$1.213342	$1.321624	73,949.40	$1.213748	$1.322719	14,523.37
	2003	$1.000000	$1.213342	27,394.04	$1.000000	$1.213748	1,536.56
AIM V.I. Capital Appreciation Fund - Series I(1)	2005	N/A	N/A	N/A	$1.184956	$1.273785	705,766.86
	2004	N/A	N/A	N/A	$1.125246	$1.184956	1,026,833.25
	2003	N/A	N/A	N/A	$0.879634	$1.125246	1,105,615.75
	2002	N/A	N/A	N/A	$1.177424	$0.879634	1,003,090.557
	2001	N/A	N/A	N/A	$1.554028	$1.177424	320,129.901
	2000	N/A	N/A	N/A	$1.000000	$1.554028	70,232.080
AIM V.I. Core Equity Fund - Series I(2)a	2005	N/A	N/A	N/A	$1.185491	$1.233100	1,240,734.08
	2004	N/A	N/A	N/A	$1.101549	$1.185491	1,690,841.44
	2003	N/A	N/A	N/A	$0.896403	$1.101549	1,963,444.77
	2002	N/A	N/A	N/A	$1.075162	$0.896403	2,314,812.405
	2001	N/A	N/A	N/A	$1.410847	$1.075162	2,729,506.356
	2000	N/A	N/A	N/A	$1.671780	$1.410847	2,586,628.266
	1999	N/A	N/A	N/A	$1.260851	$1.671780	1,394,637.971
	1998	N/A	N/A	N/A	$1.086034	$1.260851	4,908.801
AIM V.I. International Growth Fund - Series I(2)	2005	N/A	N/A	N/A	$1.177703	$1.371745	657,874.18
	2004	N/A	N/A	N/A	$0.961621	$1.177703	698,090.38
	2003	N/A	N/A	N/A	$0.754396	$0.961621	738,300.92
	2002	N/A	N/A	N/A	$0.905817	$0.754396	866,923.363
	2001	N/A	N/A	N/A	$1.199492	$0.905817	974,151.519
	2000	N/A	N/A	N/A	$1.650174	$1.199492	775,656.649
	1999	N/A	N/A	N/A	$1.077586	$1.650174	127,260.241
	1998	N/A	N/A	N/A	$1.000000	$1.077586	14,039.712
AIM V.I. Premier Equity Fund - Series I(2)a	2005	N/A	N/A	N/A	$1.051296	$1.097073	2,716,066.44
	2004	N/A	N/A	N/A	$1.006388	$1.051296	3,720,267.93
	2003	N/A	N/A	N/A	$0.814652	$1.006388	4,579,646.80
	2002	N/A	N/A	N/A	$1.182736	$0.814652	5,044,387.781
	2001	N/A	N/A	N/A	$1.369684	$1.182736	5,983,543.584
	2000	N/A	N/A	N/A	$1.624758	$1.369684	5,634,834.229
	1999	N/A	N/A	N/A	$1.266642	$1.624758	2,833,844.055
	1998	N/A	N/A	N/A	$1.083189	$1.266642	90,487.213
AIM V.I. Demographic Trends Fund - Series I(1)b	2005	N/A	N/A	N/A	$0.510721	$0.535738	618,969.38
	2004	N/A	N/A	N/A	$0.477696	$0.510721	805,486.44
	2003	N/A	N/A	N/A	$0.351838	$0.477696	968,464.03
	2002	N/A	N/A	N/A	$0.525433	$0.351838	791.278.943
	2001	N/A	N/A	N/A	$0.781444	$0.525433	679,642.236
	2000	N/A	N/A	N/A	$1.000000	$0.781444	288,892.492
Evergreen VA Balanced Fund - Class 1(2)	2005	N/A	N/A	N/A	$1.058562	$1.100825	1,799,619.30
	2004	N/A	N/A	N/A	$1.008208	$1.058562	2,650,033.34
	2003	N/A	N/A	N/A	$0.881708	$1.008208	3,609,381.42
	2002	N/A	N/A	N/A	$0.988241	$0.881708	4,053,723.377
	2001	N/A	N/A	N/A	$1.094433	$0.988241	4,445,820.734
	2000	N/A	N/A	N/A	$1.165505	$1.094433	4,503,157.526
	1999	N/A	N/A	N/A	$1.066605	$1.165505	2,531,434.571
	1998	N/A	N/A	N/A	$1.000000	$1.066605	60,151.622

	Year	1.30%			1.25%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Evergreen VA Fundamental Large Cap Fund - Class 1(2)	2005	N/A	N/A	N/A	$1.248726	$1.344507	1,655,215.81
	2004	N/A	N/A	N/A	$1.157754	$1.248726	1,599,902.72
	2003	N/A	N/A	N/A	$0.900727	$1.157754	1,823,741.75
	2002	N/A	N/A	N/A	$1.078135	$0.900727	818,438.219
	2001	N/A	N/A	N/A	$1.242876	$1.078135	603,628.920
	2000	N/A	N/A	N/A	$1.262163	$1.242876	546,340.883
	1999	N/A	N/A	N/A	$1.077823	$1.262163	409,988.014
	1998	N/A	N/A	N/A	$1.000000	$1.077823	99,286.054
Evergreen VA Growth Fund - Class 1(4)	2005	N/A	N/A	N/A	$1.560252	$1.641557	715,244.67
	2004	N/A	N/A	N/A	$1.387476	$1.560252	630,691.70
	2003	N/A	N/A	N/A	$1.010700	$1.387476	664,399.24
	2002	N/A	N/A	N/A	$1.400089	$1.010700	703,160.478
	2001	N/A	N/A	N/A	$1.519206	$1.400089	236,273.830
	2000	N/A	N/A	N/A	$1.358002	$1.519206	148,234.447
	1999	N/A	N/A	N/A	$1.000000	$1.358002	64,450.995
Evergreen VA High Income Fund - Class 1(4)	2005	N/A	N/A	N/A	$1.502366	$1.505794	722,401.61
	2004	N/A	N/A	N/A	$1.399592	$1.502366	695,230.12
	2003	N/A	N/A	N/A	$1.198218	$1.399592	732,190.11
	2002	N/A	N/A	N/A	$1.132205	$1.198218	452,018.240
	2001	N/A	N/A	N/A	$1.039700	$1.132205	62,331.857
	2000	N/A	N/A	N/A	$1.039068	$1.039700	55,976.784
	1999	N/A	N/A	N/A	$1.000000	$1.039068	39,367.491
Evergreen VA International Equity Fund - Class 1(4)	2005	N/A	N/A	N/A	$1.379176	$1.580101	1,145,428.50
	2004	N/A	N/A	N/A	$1.171440	$1.379176	995,723.38
	2003	N/A	N/A	N/A	$0.903150	$1.171440	1,104033.12
	2002	N/A	N/A	N/A	$1.021381	$0.903150	351,806.591
	2001	N/A	N/A	N/A	$1.264013	$1.021381	63,114.254
	2000	N/A	N/A	N/A	$1.347956	$1.264013	81,218.224
	1999	N/A	N/A	N/A	$1.000000	$1.347956	997.750
Evergreen VA Omega Fund - Class 1(3)	2005	N/A	N/A	N/A	$0.953288	$0.977783	1,042,112.41
	2004	N/A	N/A	N/A	$0.900291	$0.953288	831,527.18
	2003	N/A	N/A	N/A	$0.650923	$0.900291	1,071,162.32
	2002	N/A	N/A	N/A	$0.883249	$0.650923	861,059.465
	2001	N/A	N/A	N/A	$1.000000	$0.883249	225,415.358
MFS Emerging Growth Series - Initial Class(2)	2005	N/A	N/A	N/A	$1.082239	$1.167148	1,268,162.88
	2004	N/A	N/A	N/A	$0.970077	$1.082239	1,599,296.91
	2003	N/A	N/A	N/A	$0.754215	$0.970077	2,049,418.51
	2002	N/A	N/A	N/A	$1.152871	$0.754215	2,348,801.996
	2001	N/A	N/A	N/A	$1.755130	$1.152871	2,651,459.377
	2000	N/A	N/A	N/A	$2.210407	$1.755130	2,206,909.242
	1999	N/A	N/A	N/A	$1.266452	$2.210407	904,988.039
	1998	N/A	N/A	N/A	$1.023216	$1.266452	53,172.589
MFS Research Series - Initial Class(2)	2005	N/A	N/A	N/A	$1.140514	$1.214337	1,192,476.35
	2004	N/A	N/A	N/A	$0.996804	$1.140514	1,372,476.01
	2003	N/A	N/A	N/A	$0.809309	$0.996804	1,637,036.34
	2002	N/A	N/A	N/A	$1.085886	$0.809309	1,646,701.493
	2001	N/A	N/A	N/A	$1.396271	$1.085886	1,584,066.103
	2000	N/A	N/A	N/A	$1.485750	$1.396271	1,722,579.045
	1999	N/A	N/A	N/A	$1.212676	$1.485750	1,146,554.165
	1998	N/A	N/A	N/A	$1.056392	$1.212676	31,821.450
MFS Total Return Series - Initial Class(2)	2005	N/A	N/A	N/A	$1.470950	$1.493805	6,542,333.05
	2004	N/A	N/A	N/A	$1.337909	$1.470950	6,827,186.89
	2003	N/A	N/A	N/A	$1.164534	$1.337909	7,011,282.35
	2002	N/A	N/A	N/A	$1.243349	$1.164534	6,301,348.572
	2001	N/A	N/A	N/A	$1.255866	$1.243349	2,922,776.536
	2000	N/A	N/A	N/A	$1.095980	$1.255866	1,376,569.223
	1999	N/A	N/A	N/A	$1.076484	$1.095980	975,006.756
	1998	N/A	N/A	N/A	$1.025771	$1.076484	97,238.01

	Year	1.30%			1.25%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
MFS Utilities Series - Initial Class(4)	2005	N/A	N/A	N/A	$1.476396	$1.703782	1,980,517.82
	2004	N/A	N/A	N/A	$1.148153	$1.476396	2,323,607.04
	2003	N/A	N/A	N/A	$0.855434	$1.148153	2,612,909.05
	2002	N/A	N/A	N/A	$1.121318	$0.855434	2,852,550.168
	2001	N/A	N/A	N/A	$1.498031	$1.121318	2,692,337.765
	2000	N/A	N/A	N/A	$1.416577	$1.498031	1,641,126.921
	1999	N/A	N/A	N/A	$1.000000	$1.416577	333,234.967
Oppenheimer Balanced Fund/VA - Initial Shares(2)	2005	N/A	N/A	N/A	$1.477916	$1.516489	1,297,740.65
	2004	N/A	N/A	N/A	$1.359165	$1.477916	1,466,698.12
	2003	N/A	N/A	N/A	$1.101288	$1.359165	1,567,986.36
	2002	N/A	N/A	N/A	$1.244509	$1.101288	1,633,440.655
	2001	N/A	N/A	N/A	$1.232811	$1.244509	1,006,802.821
	2000	N/A	N/A	N/A	$1.172691	$1.232811	747,623.711
	1999	N/A	N/A	N/A	$1.062052	$1.172691	623,644.728
	1998	N/A	N/A	N/A	$1.000000	$1.062052	110,363.654
Oppenheimer Capital Appreciation Fund/VA - Initial Shares(2)	2005	N/A	N/A	N/A	$1.484004	$1.540475	3,688,423.03
	2004	N/A	N/A	N/A	$1.405132	$1.484004	4,110,450.20
	2003	N/A	N/A	N/A	$1.086477	$1.405132	4,307,396.90
	2002	N/A	N/A	N/A	$1.504050	$1.086477	3,747,980.433
	2001	N/A	N/A	N/A	$1.742076	$1.504050	2,323,826.297
	2000	N/A	N/A	N/A	$1.767873	$1.742076	2,060,439.388
	1999	N/A	N/A	N/A	$1.263592	$1.767873	1,048,763.736
	1998	N/A	N/A	N/A	$1.084275	$1.263592	2,801.984
Oppenheimer Main Street Fund/VA - Initial Shares(1)	2005	N/A	N/A	N/A	$1.239821	$1.297739	2,075,157.54
	2004	N/A	N/A	N/A	$1.146877	$1.239821	2,185,310.01
	2003	N/A	N/A	N/A	$0.916364	$1.146877	2,374,217.57
	2002	N/A	N/A	N/A	$1.142620	$0.916364	1,914,876.269
	2001	N/A	N/A	N/A	$1.287837	$1.142620	678,674.796
	2000	N/A	N/A	N/A	$1.000000	$1.287837	249,906.939
Oppenheimer Strategic Bond Fund/VA - Initial Shares(2)	2005	N/A	N/A	N/A	$1.436655	$1.456813	2,175,783.39
	2004	N/A	N/A	N/A	$1.338561	$1.436655	2,662,141.65
	2003	N/A	N/A	N/A	$1.147855	$1.338561	3,060,088.89
	2002	N/A	N/A	N/A	$1.081691	$1.147855	2,762,764.001
	2001	N/A	N/A	N/A	$1.044650	$1.081691	1,358,891.928
	2000	N/A	N/A	N/A	$1.030527	$1.044650	1,244,072.769
	1999	N/A	N/A	N/A	$1.014714	$1.030527	1,178,165.433
	1998	N/A	N/A	N/A	$0.989048	$1.014714	11,646.573
Fidelity - VIP Growth Opportunities Portfolio - Service Class(4)	2005	N/A	N/A	N/A	$1.126156	$1.210858	680,765.97
	2004	N/A	N/A	N/A	$1.065082	$1.126156	730,330.41
	2003	N/A	N/A	N/A	$0.831690	$1.065082	864,844.61
	2002	N/A	N/A	N/A	$1.078387	$0.831690	991,121.009
	2001	N/A	N/A	N/A	$1.275971	$1.078387	1,144,741.297
	2000	N/A	N/A	N/A	$1.557744	$1.275971	1,202,930.996
	1999	N/A	N/A	N/A	$1.000000	$1.557744	635,438.753
Fidelity - VIP High Income Portfolio - Service Class(4)	2005	N/A	N/A	N/A	$1.083503	$1.097159	1,255,892.64
	2004	N/A	N/A	N/A	$1.002196	$1.083503	1,609,254.18
	2003	N/A	N/A	N/A	$0.799176	$1.002196	1,907,722.55
	2002	N/A	N/A	N/A	$0.784885	$0.799176	1,394,927.404
	2001	N/A	N/A	N/A	$0.900394	$0.784885	802,189.183
	2000	N/A	N/A	N/A	$1.175901	$0.900394	593,909.234
	1999	N/A	N/A	N/A	$1.000000	$1.175901	264,879.935
Fidelity - VIP Investment Grade Bond Portfolio - Initial Class(4)	2005	N/A	N/A	N/A	$1.562058	$1.576642	5,460,838.79
	2004	N/A	N/A	N/A	$1.514181	$1.562058	5,455,145.34
	2003	N/A	N/A	N/A	$1.457272	$1.514181	6,418,213.36
	2002	N/A	N/A	N/A	$1.337179	$1.457272	5,489,252.428
	2001	N/A	N/A	N/A	$1.248322	$1.337179	2,042,771.739
	2000	N/A	N/A	N/A	$1.136386	$1.248322	763,599.038
	1999	N/A	N/A	N/A	$1.000000	$1.136386	245,256.660

	Year	1.30%			1.25%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Fidelity- VIP Index 500 Portfolio - Initial Class(4)	2005	N/A	N/A	N/A	$1.644479	$1.702585	3,438,209.40
	2004	N/A	N/A	N/A	$1.505301	$1.644479	4,203,816.31
	2003	N/A	N/A	N/A	$1.186920	$1.505301	4,652,757.99
	2002	N/A	N/A	N/A	$1.545659	$1.186920	4,533,665.694
	2001	N/A	N/A	N/A	$1.780575	$1.545659	2,795,751.089
	2000	N/A	N/A	N/A	$1.987714	$1.780575	2,152,898.133
	1999	N/A	N/A	N/A	$1.000000	$1.987714	922,263.939

	Year	1.05%
		Beginning AUV	Ending AUV	# Units
Asset Allocation - Conservative Portfolio - Service Class(5)	2005	$1.257036	$1.306332	104,632.52
	2004	$1.160639	$1.257036	77,111.09
	2003	$1.000000	$1.160639	0.00
Asset Allocation - Growth Portfolio - Service Class(5)	2005	$1.410087	$1.561860	923,727.54
	2004	$1.250995	$1.410087	661,181.99
	2003	$1.000000	$1.250995	0.00
Asset Allocation - Moderate Portfolio - Service Class(5)	2005	$1.300497	$1.378789	1,854,229.96
	2004	$1.182617	$1.300497	1,246,054.49
	2003	$1.000000	$1.182617	100,478.50
Asset Allocation - Moderate Growth Portfolio - Service Class(5)	2005	$1.354712	$1.470819	3,850,641.01
	2004	$1.209758	$1.354712	2,906,389.03
	2003	$1.000000	$1.209758	98,424.52
Capital Guardian Global - Service Class(5)	2005	$1.438507	$1.564537	32,142.40
	2004	$1.314312	$1.438507	5,970.21
	2003	$1.000000	$1.314312	0.00
Capital Guardian U.S. Equity - Service Class(5)	2005	$1.357863	$1.425297	68,922.53
	2004	$1.253177	$1.357863	24,668.40
	2003	$1.000000	$1.253177	13,325.15
Capital Guardian Value - Service Class(5)	2005	$1.482071	$1.576781	64,801.07
	2004	$1.286806	$1.482071	23,131.52
	2003	$1.000000	$1.286806	1,124.11
Federated Growth & Income - Service Class(5)	2005	$1.286658	$1.333486	109,281.11
	2004	$1.193130	$1.286658	47,985.89
	2003	$1.000000	$1.193130	28,420.15
PIMCO Total Return - Service Class(5)	2005	$1.045133	$1.055332	172,724.75
	2004	$1.013394	$1.045133	84,715.31
	2003	$1.000000	$1.013394	3,048.02
Transamerica Equity - Service Class(5)	2005	$1.389542	$1.598988	236,539.95
	2004	$1.214477	$1.389542	88,981.23
	2003	$1.000000	$1.214477	30,093.79
PAM Transamerica U.S. Government Securities - Service Class(6)	2005	$1.029654	$1.039171	0.00
	2004	$1.011143	$1.029654	0.00
	2003	$1.000000	$1.011143	0.00
AIM V.I. Capital Appreciation Fund - Series II (1)	2005	$1.293040	$1.389411	0.00
	2004	$1.228838	$1.293040	0.00
	2003	$1.000000	$1.228838	0.00
AIM V.I. Core Equity Fund - Series II(2)a	2005	$1.302796	$1.354733	0.00
	2004	$1.211443	$1.302796	0.00
	2003	$1.000000	$1.211443	0.00
AIM V.I. International Growth Fund - Series II(2)	2005	$1.569603	$1.828323	8,697.11
	2004	$1.282190	$1.569603	8,697.11
	2003	$1.000000	$1.282190	0.00
AIM V.I. Premier Equity Fund - Series II(2)a	2005	$1.232362	$1.284982	0.00
	2004	$1.180497	$1.232362	0.00
	2003	$1.000000	$1.180497	0.00
AIM V.I. Demographic Trends Fund - Series II(1)b	2005	$1.338970	$1.405566	0.00
	2004	$1.254004	$1.338970	0.00
	2003	$1.000000	$1.254004	0.00

	Year	1.05%
		Beginning AUV	Ending AUV	# Units
AllianceBerstein Global Technology Portfolio - Class B(3)	2005	$1.374702	$1.410086	15,772.49
	2004	$1.321932	$1.374702	15,101.57
	2003	$1.000000	$1.321932	13,559.93
AllianceBerstein Large Cap Growth Portfolio - Class B(3)	2005	$1.236280	$1.405074	16,647.26
	2004	$1.153068	$1.236280	16,759.49
	2003	$1.000000	$1.153068	0.00
Davis Value Portfolio(1)	2005	$1.389975	$1.505483	62,902.08
	2004	$1.250422	$1.389975	16,770.12
	2003	$1.000000	$1.250422	5,503.20
Evergreen VA Balanced Fund - Class 2(2)	2005	$1.171696	$1.217842	65,704.79
	2004	$1.116656	$1.171696	64,166.12
	2003	$1.000000	$1.116656	0.00
Evergreen VA Fundamental Large Cap Fund - Class 2(2)	2005	$1.335655	$1.437423	41,158.73
	2004	$1.239058	$1.335655	20,906.25
	2003	$1.000000	$1.239058	0.00
Evergreen VA Growth Fund - Class 2(4)	2005	$1.481631	$1.558208	77,485.08
	2004	$1.318259	$1.481631	63,715.15
	2003	$1.000000	$1.318259	26,734.83
Evergreen VA High Income Fund - Class 2(4)	2005	$1.166247	$1.168531	191,516.62
	2004	$1.087352	$1.166247	77,128.38
	2003	$1.000000	$1.087352	16,238.14
Evergreen VA International Equity Fund - Class 2(4)	2005	$1.529422	$1.750803	35,202.77
	2004	$1.300517	$1.529422	19,174.19
	2003	$1.000000	$1.300517	0.00
Evergreen VA Omega Fund - Class 2(3)	2005	$1.376993	$1.411363	38,526.57
	2004	$1.300741	$1.376993	30,211.69
	2003	$1.000000	$1.300741	2,133.05
Federated American Leaders Fund II(1)	2005	$1.359181	$1.412652	0.00
	2004	$1.251142	$1.359181	0.00
	2003	$1.000000	$1.251142	0.00
Federated Kaufmann Fund II(5)	2005	$1.514732	$1.667569	128,435.08
	2004	$1.335012	$1.514732	41,849.99
	2003	$1.000000	$1.335012	1,007.15
Federated High Income Bond Fund II(2)	2005	$1.207948	$1.227177	105,785.01
	2004	$1.105068	$1.207948	5,403.90
	2003	$1.000000	$1.105068	0.00
Franklin Small-Midcap Growth Securities Fund - Class 2(4)	2005	$1.456455	$1.510352	54,043.22
	2004	$1.320291	$1.456455	39,820.29
	2003	$1.000000	$1.320291	0.00
Franklin Small Cap Value Securities Fund - Class 2(5)	2005	$1.621900	$1.745809	43,499.70
	2004	$1.324461	$1.621900	6,625.84
	2003	$1.000000	$1.324461	0.00
Mutual Shares Securities Fund - Class 2(5)	2005	$1.339491	$1.465530	130,976.05
	2004	$1.201784	$1.339491	30,629.94
	2003	$1.000000	$1.201784	0.00
Templeton Global Asset Allocation Fund - Class 2(4)	2005	$1.449531	$1.485495	98,130.98
	2004	$1.265816	$1.449531	69,879.94
	2003	$1.000000	$1.265816	27,605.73
Templeton Foreign Securities Fund - Class 2(4)	2005	$1.543259	$1.682567	65,003.43
	2004	$1.315726	$1.543259	11,183.91
	2003	$1.000000	$1.315726	0.00
Templeton Developing Markets Securities Fund - Class 2(1)	2005	$1.790972	$2.258546	35,504.70
	2004	$1.451207	$1.790972	14,008.01
	2003	$1.000000	$1.451207	11,414.34

	Year	1.05%
		Beginning AUV	Ending AUV	# Units
MFS Emerging Growth Series - Service Class(2)	2005	$1.336716	$1.440913	0.00
	2004	$1.198360	$1.336716	0.00
	2003	$1.000000	$1.198360	0.00
MFS Research Series - Service Class(2)	2005	$1.357092	$1.444710	0.00
	2004	$1.186658	$1.357092	0.00
	2003	$1.000000	$1.186658	0.00
MFS Total Return Series - Service Class(2)	2005	$1.238924	$1.257935	97,190.06
	2004	$1.127622	$1.238924	39,925.81
	2003	$1.000000	$1.127622	29,794.43
MFS Utilities Series - Service Class(4)	2005	$1.583289	$1.826537	10,499.50
	2004	$1.232198	$1.583289	10,302.86
	2003	$1.000000	$1.232198	12,114.38
Oppenheimer Balanced Fund/VA - Service Shares(2)	2005	$1.286456	$1.319876	0.00
	2004	$1.184049	$1.286456	0.00
	2003	$1.000000	$1.184049	0.00
Oppenheimer Capital Appreciation Fund/VA - Service Shares(2)	2005	$1.302294	$1.351463	148,257.52
	2004	$1.234347	$1.302294	70,329.78
	2003	$1.000000	$1.234347	15,727.39
Oppenheimer Main Street Fund/VA - Service Shares(1)	2005	$1.309854	$1.370697	24,318.39
	2004	$1.212739	$1.309854	4,758.00
	2003	$1.000000	$1.212739	0.00
Oppenheimer Strategic Bond Fund/VA - Service Shares(2)	2005	$1.163075	$1.179555	138,984.78
	2004	$1.083900	$1.163075	17,028.66
	2003	$1.000000	$1.083900	0.00
Putnam VT Global Equity Fund - Class IB Shares(2)	2004	$1.246747	$1.509913	0.00
	2003	$1.000000	$1.246747	0.00
Putnam VT Growth and Income - Class IB Shares(1)	2005	$1.356716	$1.412855	0.00
	2004	$1.233890	$1.356716	0.00
	2003	$1.000000	$1.233890	0.00
Putnam VT Growth Opportunities Fund - Class IB Shares(1)	2005	$1.155979	$1.190992	0.00
	2004	$1.148139	$1.155979	0.00
	2003	$1.000000	$1.148139	0.00
Putnam VT Money Market Fund - Class IB Shares(2)	2005	$0.991871	$1.006406	2,999.64
	2004	$0.995842	$0.991871	3,002.03
	2003	$1.000000	$0.995842	3,004.81
Putnam VT New Value Fund - Class IB Shares(2)	2005	$1.476899	$1.547723	25,468.78
	2004	$1.292963	$1.476899	4,307.45
	2003	$1.000000	$1.292963	0.00
Fidelity - VIP Equity-Income Portfolio - Service Class 2(1)	2005	$1.388892	$1.451071	42,812.45
	2004	$1.261787	$1.388892	29,236.90
	2003	$1.000000	$1.261787	0.00
Fidelity - VIP Growth Portfolio - Service Class 2(1)	2005	$1.274326	$1.330522	17,240.37
	2004	$1.248742	$1.274326	0.00
	2003	$1.000000	$1.248742	0.00
Fidelity - VIP Growth Opportunities Portfolio - Service Class 2(4)	2005	$1.283475	$1.380383	27,418.70
	2004	$1.213378	$1.283475	0.00
	2003	$1.000000	$1.213378	0.00
Fidelity - VIP High Income Portfolio - Service Class 2(4)	2005	$1.216588	$1.231818	70,841.22
	2004	$1.123928	$1.216588	53,753.30
	2003	$1.000000	$1.123928	23,294.49
Fidelity - VIP Investment Grade Bond Portfolio - Service Class 2(4)	2005	$1.044756	$1.053526	206,360.02
	2004	$1.013308	$1.044756	87,594.58
	2003	$1.000000	$1.013308	31,537.70

	Year	1.05%
		Beginning AUV	Ending AUV	# Units
Fidelity - VIP Index 500 Portfolio - Service Class 2(4)	2005	$1.327091	$1.373172	19,824.76
	2004	$1.215350	$1.327091	19,964.89
	2003	$1.000000	$1.215350	0.00

(1)	Subaccount Inception Date May 1, 2000.

(2)	Subaccount Inception Date October 30, 1998.

(3)	Subaccount Inception Date January 2, 2001.

(4)	Subaccount Inception Date May 3, 1999.

(5)	Subaccount Inception Date May 1, 2003

(6)	Subaccount Inception Date November 3, 2003.

(a)	AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund. The Surviving fund is AIM V.I. Core Equity Fund.

(b)	Formerly known as AIM V.I. Dent Demographic Trends Fund.

International Moderate Growth Fund – Service Class had not commenced operations as of December 31, 2005, therefore, comparable data is not available.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

Putnam VT Money Market Fund. The yield of the Putnam VT Money Market Fund subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount of the separate account (other than the Putnam VT Money Market Fund subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount of the separate account refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional features. The yield calculations also do not reflect the effect of any surrender charge that may be applicable to a particular policy. To the extent that any or all of a premium tax and/or surrender charge is applicable to a particular policy, or one or more features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the discussion in this SAI.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2005, and for the one and five year periods ended December 31, 2005 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee, the administrative charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

TABLE 1 - A

Standard Average Annual Total Returns

(Assuming a Surrender Charge, Beneficiary Earnings Enhancement – Extra II, Liquidity Rider

and Income Select for Life Rider with Additional Benefits)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 4.05%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	Inception of the Subaccount to 12/31/05	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	-4.34%	N/A	5.53%	May 1, 2003
Asset Allocation – Growth Portfolio – Service Class	2.35%	N/A	13.18%	May 1, 2003
Asset Allocation – Moderate Portfolio – Service Class	-2.29%	N/A	7.79%	May 1, 2003
Asset Allocation – Moderate Growth Portfolio – Service Class	0.20%	N/A	10.55%	May 1, 2003
International Moderate Growth Fund – Service Class	N/A	N/A	N/A	May 1, 2006
Capital Guardian Global – Service Class	0.39%	N/A	13.25%	May 1, 2003
Capital Guardian U.S. Equity – Service Class	-3.32%	N/A	9.20%	May 1, 2003
Capital Guardian Value – Service Class	-1.93%	N/A	13.61%	May 1, 2003
Federated Growth & Income – Service Class	-4.61%	N/A	6.38%	May 1, 2003
PIMCO Total Return – Service Class	-7.22%	N/A	-3.02%	May 1, 2003
Transamerica Equity – Service Class	6.56%	N/A	13.37%	May 1, 2003
AIM V.I. Capital Appreciation Fund – Series II	-0.64%	-6.92%	-9.45%	May 1, 2000
AIM V.I. Core Equity Fund - Series II(1)	-4.05%	-5.72%	-1.42%	October 31, 1998
AIM V.I. International Growth Fund – Series II	8.15%	-0.52%	1.21%	October 31, 1998
AIM V.I. Demographic Trends Fund – Series II(2)	-3.18%	-10.19%	-13.24%	May 1, 2000
AllianceBernstein Global Technology Portfolio – Class B	-5.66%	N/A	-10.29%	January 2, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B	5.17%	N/A	-6.24%	January 2, 2001
Davis Value Portfolio	-0.05%	-0.66%	-1.24%	May 1, 2000
Evergreen VA Balanced Fund – Class 2	-4.07%	-3.03%	-1.84%	October 31, 1998
Evergreen VA Fundamental Large Cap Fund – Class 2	-0.47%	-1.61%	0.93%	October 31, 1998
Evergreen VA Growth Fund – Class 2	-2.88%	-1.64%	4.31%	May 3, 1999
Evergreen VA High Income Fund – Class 2	-7.75%	4.29%	3.22%	July 29, 1999
Evergreen VA International Equity Fund – Class 2	6.28%	1.27%	3.73%	May 3, 1999
Evergreen VA Omega Fund – Class 2	-5.46%	N/A	-3.85%	January 2, 2001
Federated American Leaders Fund II	-4.33%	-1.88%	-1.35%	May 1, 2000
Federated Kaufmann Fund II	1.69%	N/A	16.22%	May 1, 2003
Federated High Income Bond Fund II	-6.62%	2.86%	0.46%	October 31, 1998
Franklin Small-Midcap Growth Securities Fund – Class 2	-4.56%	-4.77%	-0.10%	May 3, 1999
Franklin Small Cap Value Securities Fund – Class 2	-0.71%	N/A	18.39%	May 1, 2003
Mutual Shares Securities Fund – Class 2	1.02%	N/A	10.39%	May 1, 2003
Templeton Global Asset Allocation Fund - Class 2	-5.75%	1.93%	1.76%	May 3, 1999
Templeton Foreign Securities Fund – Class 2	0.65%	-0.93%	-0.36%	May 3, 1999
Templeton Developing Markets Securities Fund - Class 2	17.34%	12.50%	6.33%	May 1, 2000
MFS Emerging Growth Series – Service Class	-0.30%	-10.73%	-1.36%	October 31, 1998
MFS Research Series – Service Class	-1.64%	-5.81%	-1.25%	October 31, 1998
MFS Total Return Series – Service Class	-6.46%	0.27%	2.06%	October 31, 1998
MFS Utilities Series – Service Class	7.10%	-0.62%	2.51%	May 3, 1999
Oppenheimer Balanced Fund/VA – Service Shares	-5.42%	0.95%	2.64%	October 31, 1998
Oppenheimer Capital Appreciation Fund/VA – Service Class	-4.25%	-5.50%	1.71%	October 31, 1998
Oppenheimer Main Street Fund/VA – Service Shares	-3.40%	-3.00%	-4.83%	May 1, 2000
Oppenheimer Strategic Bond Fund/VA – Service Shares	-6.61%	3.51%	2.22%	October 31, 1998
Putnam VT Global Equity Fund – Class IB Shares	-0.69%	-6.78%	-1.96%	October 31, 1998
Putnam VT Growth and Income Fund – Class IB Shares	-4.13%	-1.81%	-0.59%	May 1, 2000
Putnam VT Growth Opportunities Fund – Class IB Shares	-5.21%	-12.79%	-16.52%	May 1, 2000
Putnam VT New Value Fund – Class IB Shares	-3.49%	2.67%	4.68%	October 31, 1998
Fidelity – VIP Equity-Income Portfolio – Service Class 2	-3.80%	-0.63%	0.54%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	-3.86%	-7.77%	-9.90%	May 1, 2000
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	-0.61%	-4.16%	-6.86%	May 3, 1999
Fidelity – VIP High Income Portfolio – Service Class 2	-6.74%	0.76%	-4.56%	May 3, 1999
Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2	-7.06%	1.48%	1.43%	May 3, 1999
Fidelity – VIP Index 500 Portfolio – Service Class 2	-4.52%	-4.01%	-4.23%	May 3, 1999

(1)	AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund. The Surviving fund is AIM V.I. Core Equity Fund.

(2)	Formerly known as AIM V.I. Dent Demographic Trends Fund.

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming a Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	Inception of the Subaccount to 12/31/05	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	-1.23%	N/A	8.93%	May 1, 2003
Asset Allocation – Growth Portfolio – Service Class	5.67%	N/A	16.96%	May 1, 2003
Asset Allocation – Moderate Portfolio – Service Class	0.88%	N/A	11.26%	May 1, 2003
Asset Allocation – Moderate Growth Portfolio – Service Class	3.46%	N/A	14.15%	May 1, 2003
International Moderate Growth Fund – Service Class	N/A	N/A	N/A	May 1, 2006
Capital Guardian Global – Service Class	3.65%	N/A	17.04%	May 1, 2003
Capital Guardian U.S. Equity – Service Class	-0.18%	N/A	12.71%	May 1, 2003
Capital Guardian Value – Service Class	1.26%	N/A	17.41%	May 1, 2003
Federated Growth & Income – Service Class	-1.52%	N/A	9.81%	May 1, 2003
PIMCO Total Return – Service Class	-4.21%	N/A	0.13%	May 1, 2003
Transamerica Equity – Service Class	10.02%	N/A	18.08%	May 1, 2003
AIM V.I. Capital Appreciation Fund - Series II	2.33%	-4.33%	-6.93%	May 1, 2000
AIM V.I. Core Equity Fund – Series II(1)	-1.17%	-3.09%	1.34%	October 31, 1998
AIM V.I. International Growth Fund - Series II	11.45%	2.26%	4.04%	October 31, 1998
AIM V.I. Demographic Trends Fund – Series II(2)	-0.17%	-7.67%	-10.82%	May 1, 2000
AllianceBernstein Global Technology Portfolio – Class B	-2.60%	N/A	-7.66%	January 2, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B	8.59%	N/A	-3.50%	January 2, 2001
Davis Value Portfolio	3.20%	2.18%	1.58%	May 1, 2000
Evergreen VA Balanced Fund – Class 2	-1.22%	-0.33%	0.90%	October 31, 1998
Evergreen VA Fundamental Large Cap Fund – Class 2	2.50%	1.13%	3.76%	October 31, 1998
Evergreen VA Growth Fund – Class 2	0.02%	1.13%	7.26%	May 3, 1999
Evergreen VA High Income Fund – Class 2	-5.00%	7.23%	6.11%	July 29, 1999
Evergreen VA International Equity Fund – Class 2	9.42%	4.12%	6.64%	May 3, 1999
Evergreen VA Omega Fund – Class 2	-2.67%	N/A	-1.09%	January 2, 2001
Federated American Leaders Fund II	-1.22%	0.92%	1.46%	May 1, 2000
Federated Kaufmann Fund II	4.99%	N/A	20.09%	May 1, 2003
Federated High Income Bond Fund II	-3.59%	5.81%	3.32%	October 31, 1998
Franklin Small-Midcap Growth Securities Fund – Class 2	-1.46%	-2.05%	2.75%	May 3, 1999
Franklin Small Cap Value Securities Fund – Class 2	2.52%	N/A	22.32%	May 1, 2003
Mutual Shares Securities Fund – Class 2	4.30%	N/A	13.98%	May 1, 2003
Templeton Global Asset Allocation Fund – Class 2	-2.69%	4.85%	4.66%	May 3, 1999
Templeton Foreign Securities Fund – Class 2	3.92%	1.91%	2.48%	May 3, 1999
Templeton Developing Markets Securities Fund – Class 2	21.20%	15.76%	9.39%	May 1, 2000
MFS Emerging Growth Series – Service Class	2.68%	-8.26%	1.40%	October 31, 1998
MFS Research Series – Service Class	1.32%	-3.18%	1.52%	October 31, 1998
MFS Total Return Series – Service Class	-3.64%	3.08%	4.92%	October 31, 1998
MFS Utilities Series – Service Class	10.32%	2.17%	5.40%	May 3, 1999
Oppenheimer Balanced Fund VA – Service Shares	-2.57%	3.79%	5.53%	October 31, 1998
Oppenheimer Capital Appreciation Fund/VA – Service Class	-1.38%	-2.85%	4.57%	October 31, 1998
Oppenheimer Main Street Fund/VA – Service Shares	-0.50%	-0.27%	-2.17%	May 1, 2000
Oppenheimer Strategic Bond Fund/VA – Service Shares	-3.76%	6.35%	5.04%	October 31, 1998
Putnam VT Global Equity Fund – Class IB Shares	2.53%	-4.12%	0.82%	October 31, 1998
Putnam VT Growth and Income Fund – Class IB Shares	-1.02%	1.00%	2.25%	May 1, 2000
Putnam VT Growth Opportunities Fund – Class IB Shares	-2.14%	-10.32%	-14.16%	May 1, 2000
Putnam VT New Value Fund – Class IB Shares	-0.35%	5.62%	7.67%	October 31, 1998
Fidelity – VIP Equity-Income Portfolio – Service Class 2	-0.67%	2.22%	3.41%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	-0.74%	-5.15%	-7.34%	May 1, 2000
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2.43%	-1.44%	-4.24%	May 3, 1999
Fidelity – VIP High Income Portfolio – Service Class 2	-3.93%	3.64%	-1.86%	May 3, 1999
Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2	-4.35%	4.30%	4.25%	May 3, 1999
Fidelity – VIP Index 500 Portfolio – Service Class 2	-1.69%	-1.33%	-1.56%	May 3, 1999

(1)	AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund. The Surviving fund will be the AIM V.I. Core Equity Fund.

(2)	Formerly known as AIM V.I. Dent Demographic Trends Fund.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

Transamerica may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standardized performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 is based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, the tables below do not reflect the charge for any optional feature, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception.

[THIS SPACE INTENTIONALLY LEFT BLANK]

TABLE 2

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/05	5 Year Ended 12/31/05	Inception of the Subaccount to 12/31/05	Subaccount Inception Date
Asset Allocation – Conservative Portfolio – Service Class	3.67%	N/A	10.25%	May 1, 2003
Asset Allocation – Growth Portfolio – Service Class	10.49%	N/A	17.87%	May 1, 2003
Asset Allocation – Moderate Portfolio – Service Class	5.76%	N/A	12.50%	May 1, 2003
Asset Allocation – Moderate Growth Portfolio – Service Class	8.30%	N/A	15.25%	May 1, 2003
International Moderate Growth Fund – Service Class	N/A	N/A	N/A	May 1, 2006
Capital Guardian Global – Service Class	8.49%	N/A	17.95%	May 1, 2003
Capital Guardian U.S. Equity – Service Class	4.71%	N/A	13.91%	May 1, 2003
Capital Guardian Value – Service Class	6.13%	N/A	18.29%	May 1, 2003
Federated Growth & Income – Service Class	3.38%	N/A	11.10%	May 1, 2003
PIMCO Total Return – Service Class	0.73%	N/A	1.78%	May 1, 2003
Transamerica Equity – Service Class	14.79%	N/A	18.92%	May 1, 2003
AIM V.I. Capital Appreciation Fund - Series II	7.19%	-4.18%	-6.78%	May 1, 2000
AIM V.I. Core Equity Fund – Series II(1)	3.73%	-2.94%	1.48%	October 31, 1998
AIM V.I. International Growth Fund – Series II	16.20%	2.41%	4.19%	October 31, 1998
AIM V.I. Demographic Trends Fund – Series II(2)	4.72%	-7.53%	-10.67%	May 1, 2000
AllianceBernstein Global Technology Portfolio – Class B	2.32%	N/A	-7.16%	January 2, 2001
AllianceBernstein Large Cap Growth Portfolio – Class B	13.37%	N/A	-3.09%	January 2, 2001
Davis Value Portfolio	8.04%	2.33%	1.73%	May 1, 2000
Evergreen VA Balanced Fund – Class 2	3.68%	-0.18%	1.05%	October 31, 1998
Evergreen VA Fundamental Large Cap Fund – Class 2	7.35%	1.28%	3.90%	October 31, 1998
Evergreen VA Growth Fund – Class 2	4.91%	1.28%	7.41%	May 3, 1999
Evergreen VA High Income Fund – Class 2	-0.05%	7.37%	6.26%	July 29, 1999
Evergreen VA International Equity Fund – Class 2	14.19%	4.26%	6.79%	May 3, 1999
Evergreen VA Omega Fund – Class 2	2.24%	N/A	-0.73%	January 2, 2001
Federated American Leaders Fund II	3.68%	1.07%	1.61%	May 1, 2000
Federated Kaufmann Fund II	9.82%	N/A	20.80%	May 1, 2003
Federated High Income Bond Fund II	1.34%	5.95%	3.46%	October 31, 1998
Franklin Small-Midcap Growth Securities Fund – Class 2	3.45%	-1.91%	2.90%	May 3, 1999
Franklin Small Cap Value Securities Fund – Class 2	7.38%	N/A	22.89%	May 1, 2003
Mutual Shares Securities Fund – Class 2	9.14%	N/A	15.10%	May 1, 2003
Templeton Global Asset Allocation Fund – Class 2	2.23%	5.00%	4.80%	May 3, 1999
Templeton Foreign Securities Fund – Class 2	8.76%	2.05%	2.62%	May 3, 1999
Templeton Developing Markets Securities Fund – Class 2	25.80%	15.90%	9.53%	May 1, 2000
MFS Emerging Growth Series – Service Class	7.53%	-8.11%	1.54%	October 31, 1998
MFS Research Series – Service Class	6.19%	-3.04%	1.66%	October 31, 1998
MFS Total Return Series – Service Class	1.28%	3.22%	5.06%	October 31, 1998
MFS Utilities Series – Service Class	15.08%	2.32%	5.54%	May 3, 1999
Oppenheimer Balanced Fund/VA– Service Shares	2.35%	3.94%	5.68%	October 31, 1998
Oppenheimer Capital Appreciation Fund/VA – Service Class	3.52%	-2.70%	4.72%	October 31, 1998
Oppenheimer Main Street Fund/VA – Service Shares	4.39%	-0.13%	-2.02%	May 1, 2000
Oppenheimer Strategic Bond Fund/VA – Service Shares	1.17%	6.49%	5.18%	October 31, 1998
Putnam VT Global Equity Fund – Class IB Shares	7.39%	-3.98%	0.97%	October 31, 1998
Putnam VT Growth and Income Fund – Class IB Shares	3.88%	1.15%	2.40%	May 1, 2000
Putnam VT Growth Opportunities Fund – Class IB Shares	2.77%	-10.17%	-14.02%	May 1, 2000
Putnam VT New Value Fund – Class IB Shares	4.54%	5.76%	7.82%	October 31, 1998
Fidelity – VIP Equity-Income Portfolio – Service Class 2	4.22%	2.36%	3.56%	May 1, 2000
Fidelity – VIP Growth Portfolio – Service Class 2	4.15%	-5.00%	-7.20%	May 1, 2000
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	7.29%	-1.29%	-4.09%	May 3, 1999
Fidelity – VIP High Income Portfolio – Service Class 2	1.00%	3.79%	-1.71%	May 3, 1999
Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2	0.59%	4.45%	4.40%	May 3, 1999
Fidelity – VIP Index 500 Portfolio – Service Class 2	3.22%	-1.18%	-1.41%	May 3, 1999

(1)	AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund. The Surviving fund will be the AIM V.I. Core Equity Fund.

(2)	Formerly known as AIM V.I. Dent Demographic Trends Fund.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

Adjusted Historical Performance Data. The following performance data is historical performance data for the underlying portfolios since their inception reduced by some or all of the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time, based on the performance of the applicable portfolio and the assumption that the applicable subaccount was in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the policies. This data does not indicate future performance.

For instance, as shown in the tables below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge, surrender charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception. Table 3 assumes a complete surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, the tables below do not reflect the charge for any optional features.

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2005, were as follows:

[THIS SPACE INTENTIONALLY LEFT BLANK]

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge and No Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class	-1.23%	N/A	4.87%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	5.67%	N/A	6.61%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	0.88%	N/A	5.42%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	3.46%	N/A	6.26%	May 1, 2002
International Moderate Growth Fund – Service Class	N/A	N/A	N/A	May 1, 2006
Capital Guardian Global – Service Class	3.65%	2.30%	4.65%	February 3, 1998
Capital Guardian U.S. Equity – Service Class	-0.18%	1.63%	1.68%	October 9, 2000
Capital Guardian Value – Service Class	1.26%	5.75%	7.68%	May 27, 1993
Federated Growth & Income – Service Class	-1.52%	9.46%	9.96%	March 1, 1994
PIMCO Total Return – Service Class	-4.21%	N/A	2.64%	May 1, 2002
Transamerica Equity – Service Class	10.02%	0.96%	12.56%	February 26, 1969
AIM V.I. Capital Appreciation Fund – Series II	2.33%	-4.33%	4.23%	May 5, 1993
AIM V.I. Core Equity Fund – Series II(3)	-1.17%	-3.09%	5.68%	May 2, 1994
AIM V.I. International Growth Fund – Series II	11.45%	2.26%	5.70%	May 5, 1993
AIM V.I. Demographic Trends Fund – Series II(4)	-0.17%	-7.67%	-9.71%	December 29, 1999
AllianceBernstein Global Technology Portfolio – Class B	-2.60%	-8.78%	4.56%	January 11, 1996
AllianceBernstein Large Cap Growth Portfolio – Class B	8.59%	-3.99%	7.35%	June 26, 1992
Davis Value Portfolio	3.20%	2.18%	3.15%	July 1, 1999
Evergreen VA Balanced Fund – Class 2	-1.22%	-0.33%	4.59%	March 1, 1996
Evergreen VA Fundamental Large Cap Fund – Class 2	2.50%	1.13%	6.95%	March 1, 1996
Evergreen VA Growth Fund – Class 2	0.02%	1.13%	3.07%	March 3, 1998
Evergreen VA High Income Fund – Class 2	-5.00%	7.23%	6.11%	July 29, 1999
Evergreen VA International Equity Fund – Class 2	9.42%	4.12%	5.15%	August 17, 1998
Evergreen VA Omega Fund – Class 2	-2.67%	-1.83%	4.67%	March 6, 1997
Federated American Leaders Fund II	-1.22%	0.92%	7.27%	February 10, 1994
Federated Kaufmann Fund II	4.99%	N/A	8.77%	April 30, 2002
Federated High Income Bond Fund II	-3.59%	5.81%	4.38%	March 1, 1994
Franklin Small-Midcap Growth Securities Fund – Class 2	-1.46%	-2.05%	6.42%	November 1, 1995
Franklin Small Cap Value Securities Fund – Class 2	2.52%	10.70%	6.13%	April 30, 1998
Mutual Shares Securities Fund – Class 2	4.30%	6.49%	8.02%	November 8, 1996
Templeton Global Asset Allocation Fund – Class 2	-2.69%	4.85%	7.74%	August 24, 1988
Templeton Foreign Securities Fund – Class 2	3.92%	1.91%	6.61%	May 1, 1992
Templeton Developing Markets Securities Fund – Class 2	21.20%	15.76%	0.55%	March 4, 1996
MFS Emerging Growth Series – Service Class	2.68%	-8.26%	4.98%	July 24, 1995
MFS Research Series – Service Class	1.32%	-3.18%	5.30%	July 26, 1995
MFS Total Return Series – Service Class	-3.64%	3.08%	7.15%	January 3, 1995
MFS Utilities Series – Service Class	10.32%	2.17%	10.22%	January 3, 1995
Oppenheimer Balanced Fund – Service Shares	-2.57%	3.79%	6.65%	February 9, 1987
Oppenheimer Capital Appreciation Fund/VA – Service Class	-1.38%	-2.85%	8.28%	April 3, 1985
Oppenheimer Main Street Fund/VA – Service Shares	-0.50%	-0.27%	6.36%	July 5, 1995
Oppenheimer Strategic Bond Fund/VA – Service Shares	-3.76%	6.35%	5.16%	May 3, 1993
Putnam VT Global Equity Fund – Class IB Shares	2.53%	-4.12%	4.22%	May 1, 1990
Putnam VT Growth and Income Fund – Class IB Shares	-1.02%	1.00%	6.43%	February 1, 1988
Putnam VT Growth Opportunities Fund – Class IB Shares	-2.14%	-10.32%	-13.28%	February 1, 2000
Putnam VT New Value Fund – Class IB Shares	-0.35%	5.62%	7.41%	January 2, 1997
Fidelity – VIP Equity-Income Portfolio – Service Class 2	-0.67%	2.22%	6.91%	October 9, 1986
Fidelity – VIP Growth Portfolio – Service Class 2	-0.74%	-5.15%	5.43%	October 9, 1986
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	2.43%	-1.44%	3.55%	January 3, 1995
Fidelity – VIP High Income Portfolio – Service Class 2	-3.93%	3.64%	1.70%	September 19, 1985
Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2	-4.35%	4.30%	4.34%	December 5, 1988
Fidelity – VIP Index 500 Portfolio – Service Class 2	-1.69%	-1.33%	7.01%	August 27, 1992

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund. The Surviving fund will be the AIM V.I. Core Equity Fund.

(4)	Formerly known as AIM V.I. Dent Demographic Trends Fund.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

[THIS SPACE INTENTIONALLY LEFT BLANK]

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge or Optional Features)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
Asset Allocation – Conservative Portfolio – Service Class	3.67%	N/A	5.50%	May 1, 2002
Asset Allocation – Growth Portfolio – Service Class	10.49%	N/A	7.19%	May 1, 2002
Asset Allocation – Moderate Portfolio – Service Class	5.76%	N/A	6.04%	May 1, 2002
Asset Allocation – Moderate Growth Portfolio – Service Class	8.30%	N/A	6.86%	May 1, 2002
International Moderate Growth Fund – Service Class	N/A	N/A	N/A	May 1, 2006
Capital Guardian Global – Service Class	8.49%	2.45%	4.80%	February 3, 1998
Capital Guardian U.S. Equity – Service Class	4.71%	1.77%	1.83%	October 9, 2000
Capital Guardian Value – Service Class	6.13%	5.90%	7.83%	May 27, 1993
Federated Growth & Income – Service Class	3.38%	9.61%	10.10%	March 1, 1994
PIMCO Total Return – Service Class	0.73%	N/A	3.34%	May 1, 2002
Transamerica Equity – Service Class	14.79%	1.10%	12.71%	February 26, 1969
AIM V.I. Capital Appreciation Fund – Series II	7.19%	-4.18%	4.38%	May 5, 1993
AIM V.I. Core Equity Fund – Series II(3)	3.73%	-2.94%	5.82%	May 2, 1994
AIM V.I. International Growth Fund – Series II	16.20%	2.41%	5.84%	May 5, 1993
AIM V.I. Demographic Trends Fund – Series II(4)	4.72%	-7.53%	-9.56%	December 29, 1999
AllianceBernstein Global Technology Portfolio – Class B	2.32%	-8.63%	4.71%	January 11, 1996
AllianceBernstein Large Cap Growth Portfolio – Class B	13.37%	-3.85%	7.50%	June 26, 1992
Davis Value Portfolio	8.04%	2.33%	3.29%	July 1, 1999
Evergreen VA Balanced Fund – Class 2	3.68%	-0.18%	4.74%	March 1, 1996
Evergreen VA Fundamental Large Cap Fund – Class 2	7.35%	1.28%	7.09%	March 1, 1996
Evergreen VA Growth Fund – Class 2	4.91%	1.28%	3.22%	March 3, 1998
Evergreen VA High Income Fund – Class 2	-0.05%	7.37%	6.26%	July 29, 1999
Evergreen VA International Equity Fund – Class 2	14.19%	4.26%	5.30%	August 17, 1998
Evergreen VA Omega Fund – Class 2	2.24%	-1.69%	4.81%	March 6, 1997
Federated American Leaders Fund II	3.68%	1.07%	7.41%	February 10, 1994
Federated Kaufmann Fund II	9.82%	N/A	9.30%	April 30, 2002
Federated High Income Bond Fund II	1.34%	5.95%	4.53%	March 1, 1994
Franklin Small-Midcap Growth Securities Fund – Class 2	3.45%	-1.91%	6.57%	November 1, 1995
Franklin Small Cap Value Securities Fund – Class 2	7.38%	10.85%	6.28%	April 30, 1998
Mutual Shares Securities Fund – Class 2	9.14%	6.63%	8.16%	November 8, 1996
Templeton Global Asset Allocation Fund – Class 2	2.23%	5.00%	7.89%	August 24, 1988
Templeton Foreign Securities Fund – Class 2	8.76%	2.05%	6.75%	May 1, 1992
Templeton Developing Markets Securities Fund – Class 2	25.80%	15.90%	0.69%	March 4, 1996
MFS Emerging Growth Series – Service Class	7.53%	-8.11%	5.13%	July 24, 1995
MFS Research Series – Service Class	6.19%	-3.04%	5.45%	July 26, 1995
MFS Total Return Series – Service Class	1.28%	3.22%	7.29%	January 3, 1995
MFS Utilities Series – Service Class	15.08%	2.32%	10.36%	January 3, 1995
Oppenheimer Balanced Fund/VA – Service Shares	2.35%	3.94%	6.79%	February 9, 1987
Oppenheimer Capital Appreciation Fund/VA – Service Class	3.52%	-2.70%	8.42%	April 3, 1985
Oppenheimer Main Street Fund/VA – Service Shares	4.39%	-0.13%	6.50%	July 5, 1995
Oppenheimer Strategic Bond Fund/VA – Service Shares	1.17%	6.49%	5.31%	May 3, 1993
Putnam VT Global Equity Fund – Class IB Shares	7.39%	-3.98%	4.36%	May 1, 1990
Putnam VT Growth and Income Fund – Class IB Shares	3.88%	1.15%	6.58%	February 1, 1988
Putnam VT Growth Opportunities Fund – Class IB Shares	2.77%	-10.17%	-13.13%	February 1, 2000
Putnam VT New Value Fund – Class IB Shares	4.54%	5.76%	7.55%	January 2, 1997
Fidelity – VIP Equity-Income Portfolio – Service Class 2	4.22%	2.36%	7.05%	October 9, 1986
Fidelity – VIP Growth Portfolio- Service Class 2	4.15%	-5.00%	5.57%	October 9, 1986
Fidelity – VIP Growth Opportunities Portfolio – Service Class 2	7.29%	-1.29%	3.69%	January 3, 1995
Fidelity – VIP High Income Portfolio – Service Class 2	1.00%	3.79%	1.84%	September 19, 1985
Fidelity – VIP Investment Grade Bond Portfolio – Service Class 2	0.59%	4.45%	4.49%	December 5, 1988
Fidelity – VIP Index 500 Portfolio – Service Class 2	3.22%	-1.18%	7.15%	August 27, 1992

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the subaccount had been in existence since the inception of the portfolio.

(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

(3)	AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund. The Surviving fund will be the AIM V.I. Core Equity Fund.

(4)	Formerly known as AIM V.I. Dent Demographic Trends Fund.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios).

[THIS SPACE INTENTIONALLY LEFT BLANK]

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2005, 2004, and 2003

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2005, 2004, and 2003

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2005. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

1

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2005.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2005, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2003 Transamerica Life Insurance Company changed its accounting for derivative instruments and changed various accounting policies to be in accordance with Actuarial Guideline 38. Also as described in Note 2 to the financial statements, in 2005 the Company changed its accounting for investments in subsidiary, controlled and affiliated entities as well as its accounting for transfers and servicing of financial assets and extinguishment of liabilities.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 17, 2006

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2005	2004
		Restated
Admitted assets
Cash and invested assets:
Cash and short-term investments	$326,027	$1,297,372
Bonds	35,851,715	38,482,146
Preferred stocks:
Affiliated entities	—	1,102
Unaffiliated	338,423	478,380
Common stocks:
Affiliated entities (cost: 2005 - $84,576; 2004 - $87,956)	74,849	85,731
Unaffiliated (cost: 2005 - $234,927; 2004 - $213,050)	267,414	240,451
Mortgage loans on real estate	5,770,723	5,747,773
Real estate:
Home office properties	6,464	6,692
Properties held for production of income	5,235	5,538
Properties held for sale	22,822	24,523
Policy loans	123,221	116,252
Receivable for securities	13,474	30,848
Other invested assets	1,116,749	900,713

Total cash and invested assets	43,917,116	47,417,521
Premiums deferred and uncollected	21,154	20,986
Accrued investment income	847,091	756,140
Reinsurance receivable	3,995	1,343
Federal and foreign income tax recoverable	112,500	2,705
Net deferred income tax asset	116,392	101,349
Receivable from parent, subsidiaries, and affiliates	54,261	92,399
Other admitted assets	192,366	101,595
Separate account assets	23,662,198	20,962,873

Total admitted assets	$68,927,073	$69,456,911

3

	December 31
	2005	2004
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$4,008,767	$3,962,775
Annuity	26,901,713	28,876,607
Accident and health	714,373	627,835
Policy and contract claim reserves:
Life	37,337	28,616
Accident and health	40,207	36,691
Liabilities for deposit-type contracts	7,755,652	8,772,316
Other policyholders’ funds	2,562	2,873
Remittances and items not allocated	113,417	105,391
Asset valuation reserve	663,191	516,415
Interest maintenance reserve	214,962	191,109
Commissions and expense allowances payable on reinsurance assumed	101	—
Other liabilities	423,773	469,159
Reinsurance in unauthorized companies	17,264	253
Funds held under coinsurance and other reinsurance treaties	2,293,431	1,317,030
Transfers from separate accounts due or accrued	(443,974)	(470,668)
Federal and foreign income taxes payable	—	8,068
Payable for securities	104,111	1,450,823
Payable to affiliates	—	68,220
Separate account liabilities	23,662,141	20,922,787

Total liabilities	66,509,028	66,886,300
Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 316,955 issued and outstanding shares at December 31, 2005; 500,000 shares authorized, 257,795 issued and outstanding shares at December 31, 2004	3,170	2,578
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized, issued and outstanding (total liquidation value - $58,000) at December 31, 2005 and 2004; Series B, $10 per share par value, 250,000 shares authorized, 87,755 shares issued and outstanding (total liquidation value - $877,550) at December 31, 2005	1,302	425
Surplus notes	575,000	575,000
Paid-in surplus	1,437,996	1,787,236
Unassigned surplus	400,577	205,372

Total capital and surplus	2,418,045	2,570,611

Total liabilities and capital and surplus	$68,927,073	$69,456,911

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$734,878	$1,192,921	$631,846
Annuity	4,191,484	4,972,942	8,824,452
Accident and health	178,855	175,387	187,118
Net investment income	2,390,054	2,380,749	2,293,923
Amortization of interest maintenance reserve	39,488	32,901	6,432
Commissions and expense allowances on reinsurance ceded	105,759	46,349	30,362
Consideration for reinsurance recapture	—	286,705	—
Income from fees associated with investment management, administration and contract guarantees for separate accounts	276,684	250,567	201,048
Reserve adjustments on reinsurance ceded	(219,021)	(125,668)	1,580,949
Coinsurance reserve recapture	—	643,279	—
Other income	62,744	60,264	66,260

	7,760,925	9,916,396	13,822,390
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	220,981	208,840	201,056
Surrender benefits	5,415,085	4,804,754	4,005,414
Other benefits	1,380,601	1,253,141	1,048,107
Increase (decrease) in aggregate reserves for policies and contracts:
Life	45,992	408,100	388,212
Annuity	(1,974,994)	639,283	2,755,105
Accident and health	86,538	97,704	63,113

	5,174,203	7,411,822	8,461,007
Insurance expenses:
Commissions	425,434	447,710	588,881
General insurance expenses	242,493	226,776	238,612
Taxes, licenses and fees	27,899	39,458	26,734
Net transfers to separate accounts	1,365,516	1,022,189	2,422,767
Reinsurance transaction initial consideration	—	—	1,587,431
Reinsurance reserve recapture	813	293,942	—
Other expenses	230,388	194,270	195,529

	2,292,543	2,224,345	5,059,954

Total benefits and expenses	7,466,746	9,636,167	13,520,961

Gain from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	294,179	280,229	301,429
Dividends to policyholders	455	538	690

Gain from operations before federal income tax expense and net realized capital gains (losses) on investments	293,724	279,691	300,739
Federal income tax expense	4,302	78,317	57,120

Gain from operations before net realized capital gains (losses) on investments	289,422	201,374	243,619
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	9,223	65,791	(137,951)

Net income	$298,645	$267,165	$105,668

See accompanying notes.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at January 1, 2003
As originally presented:
Transamerica Life Insurance Company	$2,235	$425	$575,000	$1,054,622	$(76,216)	$1,556,066
Transamerica Life Insurance and Annuity Company	2,500	—	—	468,816	528,026	999,342
Merger adjustment – Retire TALIAC stock	(2,500)	—	—	2,500	—	—
Nonadmit value of reciprocal ownership	—	—	—	(109,845)	59,583	(50,262)

Balance at January 1, 2003, as restated	2,235	425	575,000	1,416,093	511,393	2,505,146
Net income	—	—	—	—	105,668	105,668
Change in net unrealized capital gains/losses	—	—	—	—	(4,988)	(4,988)
Nonadmit value of reciprocal ownership	—	—	—	(80,000)	77,159	(2,841)
Change in other nonadmitted assets	—	—	—	—	112,899	112,899
Nonadmit value of reciprocal ownership
Change in asset valuation reserve	—	—	—	—	(107,534)	(107,534)
Change in surplus in separate accounts	—	—	—	—	5,282	5,282
Change in liability for reinsurance in unauthorized companies	—	—	—	—	3,496	3,496
Change in net deferred income tax asset	—	—	—	—	(98,414)	(98,414)
Cumulative effect of change in accounting principle	—	—	—	—	(31,957)	(31,957)
Change in reserves on account of change in valuation basis	—	—	—	—	3,572	3,572
Reinsurance transactions	—	—	—	—	5,227	5,227
Dividend to stockholder	—	—	—	—	(45,700)	(45,700)
Capital distribution	—	—	—	(254,300)	—	(254,300)
Capital contribution	—	—	—	280,000	—	280,000

Balance at December 31, 2003	2,235	425	575,000	1,361,793	536,103	2,475,556
Net income	—	—	—	—	267,165	267,165
Change in net unrealized capital gains/losses	—	—	—	—	60,516	60,516
Nonadmit value of reciprocal ownership	—	—	—	(65,170)	(53,209)	(118,379)
Change in other nonadmitted assets	—	—	—	—	71,576	71,576
Change in asset valuation reserve	—	—	—	—	(220,329)	(220,329)
Change in surplus in separate accounts	—	—	—	—	560	560
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(136)	(136)
Change in net deferred income tax asset	—	—	—	—	(43,530)	(43,530)
Issuance of common stock in connection with statutory merger	343	—	—	—	(343)	—
Capital contribution	—	—	—	490,000	—	490,000
Change in reserves on account of change in valuation basis	—	—	—	—	1,423	1,423
Reinsurance transactions	—	—	—	—	(14,424)	(14,424)
Dividend to stockholder	—	—	—	—	(400,000)	(400,000)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	613	—	613

Balance at December 31, 2004	$2,578	$425	$575,000	$1,787,236	$205,372	$2,570,611

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Surplus Notes	Paid-in Surplus	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2004	$2,578	$425	$575,000	$1,787,236	$205,372	$2,570,611
Net income	—	—	—	—	298,645	298,645
Change in net unrealized capital gains/losses	—	—	—	—	44,453	44,453
Change in other nonadmitted assets	—	—	—	—	(1,718)	(1,718)
Change in asset valuation reserve	—	—	—	—	(146,776)	(146,776)
Change in surplus in separate accounts	—	—	—	—	199	199
Change in provision for reinsurance in unauthorized companies	—	—	—	—	(17,011)	(17,011)
Change in net deferred income tax asset	—	—	—	—	29,720	29,720
Cumulative effect of change in accounting principle	—	—	—	—	(6,668)	(6,668)
Issuance of common stock in connection with statutory merger	592	877	—	(1,812)	343	—
Return of capital	—	—	—	(348,051)	—	(348,051)
Reinsurance transactions	—	—	—	—	(5,982)	(5,982)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	—	623	—	623

Balance at December 31, 2005	$3,170	$1,302	$575,000	$1,437,996	$400,577	$2,418,045

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$5,105,476	$6,336,849	$9,585,311
Net investment income	2,466,077	2,276,092	2,342,489
Miscellaneous income	259,085	1,143,613	332,771
Benefit and loss related payments	(7,792,780)	(6,599,811)	(5,741,961)
Net transfers to separate accounts	(1,199,281)	(903,618)	(2,530,387)
Commissions, expenses paid and aggregate write-ins for deductions	(985,993)	(919,570)	(1,045,245)
Dividends paid to policyholders	(584)	(618)	(683)
Federal and foreign income taxes paid	(175,128)	(104,543)	(43,336)

Net cash (used in) provided by operating activities	(2,323,128)	1,228,394	2,898,959
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	23,151,411	26,928,308	36,744,578
Stocks	444,784	778,736	344,989
Mortgage loans	1,303,236	679,622	462,897
Real estate	15,683	22,678	9,555
Other invested assets	284,913	416,287	125,071
Receivable/payable for securities	17,374	1,145,717	146,973
Miscellaneous proceeds	11,490	143,374	250,963

Total investment proceeds	25,228,891	30,114,722	38,085,026
Cost of investments acquired:
Bonds	(20,643,565)	(28,238,630)	(38,741,920)
Stocks	(330,637)	(722,341)	(526,826)
Mortgage loans	(1,346,022)	(1,116,443)	(1,694,070)
Real estate	(303)	(34)	1,760
Other invested assets	(396,494)	(521,699)	(203,027)
Receivable/payable for securities	(1,346,713)	—	—
Miscellaneous applications	(5,322)	(44,478)	(334,906)

Total cost of investments acquired	(24,069,055)	(30,643,625)	(41,498,989)
Net increase in policy loans	(6,969)	(11,003)	(11,229)

Net cost of investments acquired	(24,076,025)	(30,654,628)	(41,510,218)

Net cash provided by (used in) investing activities	$1,152,866	$(539,906)	$(3,425,192)

8

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2005	2004	2003
		Restated	Restated
Financing and miscellaneous activities
Other cash provided:
Capital and surplus paid in	$—	$490,000	$480,000
Borrowed funds received	8,450	—	—
Net deposits and withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(360,558)	(499,262)	(406,713)
Funds held under reinsurance treaty with unauthorized	973,428	637,252	5,292
Other sources	(74,352)	(174,360)	459,332

Total cash provided	546,968	453,630	537,911

Other cash applied:
Dividends paid to stockholder	—	(400,000)	(45,700)
Capital distribution	(348,051)	—	(254,300)

Total other cash applied	(348,051)	(400,000)	(300,000)

Net cash provided by financing and miscellaneous activities	198,917	53,630	237,911

Net (decrease) increase in cash and short-term investments	(971,345)	742,118	(288,322)

Cash and short-term investments:
Beginning of year	1,297,372	555,254	843,576

End of year	$326,027	$1,297,372	$555,254

See accompanying notes.

9

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2005

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company (the Company) is a stock life insurance company and is owned by AEGON USA, Inc. (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). AEGON USA, Inc. (AEGON) and Transamerica Occidental Life Insurance Company (TOLIC) are both indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2004, the Company completed a merger with Transamerica Assurance Company (TAC), which was a wholly-owned subsidiary of an affiliate, Transamerica Life Insurance and Annuity Company (TALIAC). The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TAC were carried forward to the merged company. As a result of the merger, TALIAC was issued 34,295 shares of the Company’s common stock.

On October 1, 2005, the Company completed a merger with TALIAC, which was a wholly-owned subsidiary of an affiliate, TOLIC. The merger was accounted for in accordance with SSAP No. 68 as a statutory merger. Prior to the merger of the Company and TALIAC, TALIAC owned 34,295 shares and AEGON USA, Inc. owned 223,500 shares in common stock of the Company. TOLIC owned 100% (25,000 shares) of the outstanding common shares of TALIAC prior to the merger. As a result of the merger, the 34,295 outstanding shares of the Company previously held by TALIAC were retired and considered authorized but unissued stock of the merged entity. AEGON USA, Inc. exchanged its 223,500 common shares of the Company for 87,755 shares of a newly issued non-voting class of preferred stock of the merged entity, shares equivalent in value to that of the common shares previously held. Also in conjunction with the merger, the TALIAC stock was deemed cancelled by operation of law. In exchange for its agreement to merge TALIAC into the Company, TOLIC received 316,955 shares of the merged entity, which was an equivalent fair market value of the TALIAC stock that was deemed cancelled. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TALIAC were carried forward to the merged company. Total capital and surplus of the Company was reduced by the value of the Company’s stock held by TALIAC prior to the merger in the amount of $171,482.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Summarized financial information for the Company, TAC and TALIAC restated for periods prior to the mergers are as follows:

	Nine Months Ended September 30 2005	Period Ended December 31
		2004	2003
	Unaudited
Revenues:
Company	$3,371,185	$5,750,848	$8,821,301
TAC	—	152,450	171,400
TALIAC	2,857,854	4,013,098	4,829,689
Merger elimination	(51,949)	—	—

As restated	$6,177,090	$9,916,396	$13,822,390

Net income (loss):
Company	$72,538	$140,789	$214,137
TAC	—	(12,013)	(46,988)
TALIAC	158,430	138,389	(61,481)
Merger elimination	(51,949)	—	—

As restated	$179,019	$267,165	$105,668

With respect to TAC, the period ended December 31, 2004, reflects revenues and net loss for the period January 1, 2004 through September 30, 2004 (date of merger with the Company).

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

	September 30 2005	December 31 2004
	Unaudited
Assets:
Company	$43,871,399	$44,084,752
TALIAC	25,439,677	25,543,641
Merger elimination	(170,260)	(171,482)

As restated	$69,140,816	$69,456,911

Liabilities:
Company	$42,406,844	$42,220,417
TALIAC	24,476,492	24,665,883
Merger elimination	(51,949)	—

As restated	$66,831,387	$66,886,300

Capital and surplus:
Company	$1,464,555	$1,864,335
TALIAC	963,185	877,758
Merger elimination	(118,311)	(171,482)

As restated	$2,309,429	$2,570,611

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products, as well as a broad line of single fixed and flexible premium annuity products and guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and the US Virgin Islands. Sales of the Company’s products are primarily through the Company’s agents and financial institutions.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the fair value. If high credit quality securities are adjusted, the retrospective method is used.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative transactions used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances would be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

Surplus Notes: Surplus notes are reported as capital and surplus rather than as liabilities as would be required under GAAP.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC (SVO) has ascribed an NAIC designation of a 6), are reported at cost using the interest method.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value. Non-redeemable preferred stock are reported at fair value or lower of cost or fair value as determined by the SVO and related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies and mutual funds are carried at fair value and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes. Common stocks of affiliated companies are carried at the GAAP basis equity in the underlying net assets.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate occupied by the Company is reported at cost less allowances for depreciation. Real estate for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy loans are reported at unpaid principal balances.

Other invested assets consist principally of investments in various joint ventures and limited partnerships and are recorded at equity in underlying net assets.

Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and nonredeemable preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2005 and 2004, the Company excluded investment income due and accrued of $856 and $2,086, respectively, with respect to such practices.

The carrying amounts of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying amount of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying amount are recognized as realized losses on investments.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral. The Company has recorded liabilities of $66,072 and $23,127 for these agreements as of December 31, 2005 and 2004, respectively. The reverse repurchase agreements are collateralized by government agency securities with book values of $68,279 and $24,600 as of December 31, 2005 and 2004, respectively. These securities have maturity dates that range from 2019 to 2028 and have a weighted average interest rate of 7.64%.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the market value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company. At December 31, 2005, securities with a book value of $8,504 and a market value of $8,468 were subject to dollar reverse repurchase agreements. These securities had an average interest rate of 6%. There were no outstanding dollar reverse repurchase agreements as of December 31, 2004.

The Company has an outstanding liability for borrowed money in the amount of $8,492 as of December 31, 2005 due to participation in dollar reverse repurchase agreements.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as income in the statement of operations.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

The carrying value of derivative instruments is reflected in either the other invested assets or the other liabilities line within the balance sheet, depending upon the net balance of the derivatives as of the end of the reporting period. As of December 31, 2005 and 2004, derivatives in the amount of $108,923 and $247,510, respectively, were reflected in the other liabilities line within the financial statements.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. The Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 13.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus (deficit) and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

The Company issues funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. Prior to 2004, these contracts were classified as life contracts in accordance with SSAP No. 50. During 2004, modifications were made to SSAP No. 50 such that these products should be classified as deposit-type contracts. As a result, the Company has changed its reserve classifications of these contracts as of January 1, 2004, with the change having no impact to the statement of operations during 2004.

Separate Accounts

Separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with market value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $3,593,932, $3,133,505, and $3,600,917 in 2005, 2004, and 2003, respectively. In addition, the Company received $274,179, $248,269, and $201,048, in 2005, 2004 and 2003, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and revenues are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Stock Option and Stock Appreciation Rights Plans

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded an expense of $359 and $613 for the years ended December 31, 2005 and 2004, respectively. In addition, the Company recorded an adjustment to unassigned surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $264 and $0, for years ended December 31, 2005 and 2004, respectively.

Reclassifications

Certain reclassifications have been made to the 2004 and 2003 financial statements to conform to the 2005 presentation.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes

Effective January 1, 2003, the Company adopted SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities. In accordance with SSAP No. 86, derivative instruments that qualify for special hedge accounting are valued and reported in a manner consistent with the hedged asset or liability. To qualify for special hedge accounting, the Company must maintain specific documentation regarding the risk management objectives of the hedge and demonstrate on an ongoing basis that the hedging relationship remains highly effective. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value and the changes in the fair value are recorded as unrealized gains and losses. This change of accounting principle had no impact on capital and surplus as of January 1, 2003.

During 2003, the state of Missouri (the state of domicile for TAC prior to the merger into the Company) adopted Actuarial Guideline 38 through its adoption of the June 30, 2003 Accounting Practices and Procedures Manual. As such, the Company has adopted this guideline. Reserves as of January 1, 2003 under Actuarial Guideline 38, were increased by $31,957 and this amount has been recorded directly to unassigned surplus as the cumulative effect of a change in accounting principle.

Effective January 1, 2005, the Company adopted SSAP No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities (SCA entities). According to SSAP No. 88, noninsurance subsidiaries are carried at audited GAAP equity. Prior to 2005, the Company’s investments in noninsurance subsidiaries were reported in accordance with SSAP No. 46 and carried at statutory equity. The cumulative effect is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. As a result of the change, the Company reported a cumulative effect of a change of accounting principle that reduced unassigned surplus by $6,668 at January 1, 2005.

Effective January 1, 2005, the Company adopted SSAP No. 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. SSAP No. 91 addresses, among other things, the criteria that must be met in order to account for certain asset transfers as sales rather than collateralized borrowings. Transfers impacted by SSAP No. 91 that the Company engages in include securities lending, repurchase and reverse repurchase agreements and dollar reverse repurchase agreements. In accordance with SSAP No. 91, if specific criteria are met, reverse repurchase agreements and dollar reverse repurchase agreements are accounted for as collateralized borrowings, and repurchase agreements are accounted for as collateralized lending. The cumulative effect

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

2. Accounting Changes (continued)

of the adoption of this SSAP is the difference between the amount of capital and surplus that would have been reported on January 1, 2005 if the new accounting principle had been applied retroactively for prior periods. This change of accounting principle had no impact on unassigned surplus as of January 1, 2005.

3. Capital Structure

The Company has 42,500 non-voting Series A shares and 87,755 non-voting Series B shares of preferred stock outstanding that are owned by AEGON. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A is $1,365 per share and Series B is $10,000 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred Stock. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2005 and 2004, cumulative unpaid dividends relating to the preferred shares were $19,713 and $566, respectively.

The Company did not pay a common stock dividend to its parent company during 2005. During 2004, Transamerica Life Insurance and Annuity Company, which merged into the Company on October 1, 2005, paid $400,000 to its parent company, Transamerica Occidental Life Insurance Company. On September 29, 2005, the Company distributed $338,551 to its parent company of record on that date, AEGON USA, Inc, a return of additional paid-in capital. In addition, the Company distributed $9,500 as a return of additional paid-in capital to its preferred shareholder, AEGON USA, Inc., on September 29, 2005. On December 23, 2003, the Company paid $300,000 to its sole shareholder, Transamerica Holding Company, LLC, which was split between the common and preferred shares in the amount of $296,754 and $3,246, respectively.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Capital Structure (continued)

During 2002, the Company received $575,000 from Transamerica Holding Company, LLC, an affiliate, in exchange for surplus notes. These notes are due 20 years from the date of issuance and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. Additional information related to the surplus notes at December 31, 2005 and 2004, are as follows:

December 31, 2005	Interest Rate	Original Amount of Notes	Balance Out-standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
Date Issued
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$49,500	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	49,550	4,500

Total		$575,000	$575,000	$34,500	$99,050	$8,625

December 31, 2004	Interest Rate	Original Amount of Notes	Balance Out-standing at End of Year	Interest Paid Current Year	Total Interest Paid	Accrued Interest
Date Issued
September 30, 2002	6.0%	$275,000	$275,000	$16,500	$33,000	$4,125
December 30, 2002	6.0	300,000	300,000	18,000	31,550	4,500

Total		$575,000	$575,000	$34,500	$64,550	$8,625

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Investment securities: Fair values for fixed maturity securities (including unaffiliated preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for unaffiliated common stock are based on quoted market prices.

Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

Interest rate caps and swaps: Estimated fair value of interest rate caps are based upon the latest quoted market price. Estimated fair value of swaps, including interest rate and currency swaps, are based upon the pricing differential for similar swap agreements.

Credit default swaps: Estimated fair value of credit default swaps are based upon the pricing differential for similar swap agreements.

Receivable from parents, subsidiaries, and affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying amount.

Separate account assets: The fair value of separate account assets are based on quoted market prices.

Investment contracts: Fair values for the Company’s liabilities under investment-type insurance contracts, which include guaranteed interest contracts and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate account annuity liabilities: The fair value of separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2005		2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$326,027	$326,027	$1,297,372	$1,297,372
Bonds	35,851,715	36,567,997	38,482,147	40,054,963
Unaffiliated preferred stocks	338,423	388,220	478,380	524,506
Unaffiliated common stocks	267,414	267,414	240,451	240,451
Mortgage loans on real estate	5,770,723	5,957,887	5,747,773	6,094,522
Policy loans	123,221	123,221	116,252	116,252
Interest rate caps	25,728	25,728	5,686	5,692
Swaps	(134,522)	206,623	(253,196)	268,678
Receivable from parents, subsidiaries, and affiliates	54,261	54,261	92,399	92,399
Separate account assets	23,662,198	23,662,198	20,962,873	20,962,873

Liabilities
Investment contract liabilities	31,328,893	31,505,905	34,263,359	34,671,681
Separate account annuity liabilities	20,215,086	20,215,643	18,197,204	18,206,201

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2005
Bonds:
United States Government and agencies	$467,041	$2,503	$1,377	$4,954	$463,213
State, municipal, and other government	729,272	76,529	10,322	8,152	787,326
Public utilities	2,393,792	137,486	13,895	5,964	2,511,419
Industrial and miscellaneous	22,146,828	858,567	181,175	79,549	22,744,672
Mortgage and other asset-backed securities	10,114,782	80,569	63,523	70,461	10,061,367

	35,851,715	1,155,654	270,292	169,080	36,567,997
Unaffiliated preferred stocks	338,423	52,580	1,780	1,003	388,220

	$36,190,138	$1,208,234	$272,072	$170,083	$36,956,217

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses Less Than 12 Months	Gross Unrealized Losses 12 Months or More	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$868,930	$5,933	$4,793	$1,600	$868,470
State, municipal, and other government	855,561	96,160	7,382	4,067	940,272
Public utilities	2,646,822	185,222	3,473	4,676	2,823,895
Industrial and miscellaneous	23,134,716	1,263,496	75,089	58,729	24,363,390
Mortgage and other asset-backed securities	10,976,117	173,412	30,938	59,655	11,058,936

	38,482,146	1,823,219	121,675	128,727	40,054,963
Affiliated preferred stocks	1,102	—	—	—	1,102
Other preferred stocks	478,380	46,783	657	—	524,506

	$38,961,629	$1,870,002	$122,332	$128,727	$40,580,571

The Company held bonds and preferred stock at December 31, 2005 and 2004 with a carrying value of $61,497 and $74,289, respectively, and amortized cost of $83,913 and $87,082, respectively, that have an NAIC rating of 6 and which are not considered to be other than temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2005, for securities that have been in a continuous loss position for greater than or equal to twelve months, the Company held 623 securities with a carrying value of $4,015,779 and an unrealized loss of $170,083 with an average price of 95.8 (NAIC market value/amortized cost). Of this portfolio, 93% was investment grade with associated unrealized losses of $134,004.

At December 31, 2005, for securities in an unrealized loss position less than twelve months, the Company held 1,663 securities with a carrying value of $12,911,044 and an unrealized loss of $272,072 with an average price of 97.8 (NAIC market value/amortized cost). Of this portfolio, 93.7% was investment grade with associated unrealized losses of $232,159.

The Company closely monitors below investment grade holdings and those investment grade issuers and industry sectors where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer, nationally recognized credit rating changes and cash flow trends and underlying levels of collateral, for asset-backed securities only, are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2005 and 2004 is as follows:

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2005
Bonds:
United States Government and agencies	$141,244	$170,403	$311,647
State, municipal and other government	60,165	97,138	157,303
Public utilities	143,598	704,324	847,922
Industrial and miscellaneous	1,978,492	7,468,676	9,447,168
Mortgage and other asset-backed securities	1,501,842	4,137,743	5,639,585

	3,852,341	12,578,284	16,403,625
Other preferred stocks	20,355	60,688	81,043

	$3,845,696	$12,638,972	$16,484,668

	Losses Less Than 12 Months	Losses 12 Months or More	Total
December 31, 2004
Bonds:
United States Government and agencies	$351,590	$102,154	$453,744
State, municipal and other government	37,238	56,603	93,841
Public utilities	268,419	145,819	414,238
Industrial and miscellaneous	3,832,278	1,203,626	5,035,904
Mortgage and other asset-backed securities	3,614,254	782,497	4,396,751

	8,103,779	2,290,699	10,394,478
Other preferred stocks	31,563	—	31,563

	$8,135,342	$2,290,699	$10,426,041

The carrying amounts and estimated fair values of bonds at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Carrying Amount	Estimated Fair Value
Due in one year or less	$1,024,634	$1,027,408
Due after one year through five years	9,871,760	9,969,591
Due after five years through ten years	8,626,847	8,780,298
Due after ten years	6,213,692	6,729,333

	25,736,933	26,506,630
Mortgage and other asset-backed securities	10,114,782	10,061,367

	$35,851,715	$36,567,997

A detail of net investment income is presented below:

	Year Ended December 31
	2005	2004	2003
Interest on bonds and preferred stocks	$2,077,785	$2,045,143	$2,062,944
Dividends on equity investments	3,688	32,448	35,360
Interest on mortgage loans	383,849	349,988	311,376
Rental income on real estate	4,871	6,625	7,828
Interest on policy loans	9,277	6,903	6,293
Derivatives	(29,658)	(21,395)	(22,920)
Other	77,484	67,759	(3,281)

Gross investment income	2,527,296	2,487,471	2,397,600
Less investment expenses	(137,242)	(106,722)	(103,677)

Net investment income	$2,390,054	$2,380,749	$2,293,923

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Proceeds from sales and maturities of bonds and preferred stocks and related gross realized gains and losses were as follows:

	Year Ended December 31
	2005	2004	2003
Proceeds	$23,512,439	$27,382,644	$37,245,119

Gross realized gains	$291,791	$377,571	$613,253
Gross realized losses	(203,370)	(170,327)	(394,929)

Net realized gains	$88,421	$207,244	$218,324

Gross realized losses for the years ended December 31, 2005, 2004 and 2003 include $42,184, $41,722 and $172,815, respectively, which relates to losses recognized on other than temporary declines in market value of debt securities.

At December 31, 2005, investments with an aggregate carrying value of $58,331 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains/losses on investments and change in net unrealized capital gains/losses on investments are summarized below:

	Realized Year Ended December 31
	2005	2004	2003
Bonds and preferred stocks	$88,421	$207,244	$218,324
Equity securities	(4,465)	9,300	4,260
Mortgage loans on real estate	(3,054)	(12,719)	(83)
Real estate	2,538	6,320	1,248
Short-term investments	(7)	2,113	—
Derivatives	(27,493)	(37,464)	(74,660)
Other invested assets	69,851	40,595	(16,511)

	125,791	215,389	132,578
Tax effect	(53,227)	(50,818)	(70,496)
Transfer to interest maintenance reserve	(63,341)	(98,780)	(200,033)

Net realized capital gains (losses) on investments	$9,223	$65,791	$(137,951)

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Change in Unrealized Year Ended December 31
	2005	2004	2003
Bonds	$(112,374)	$54,762	$148,028
Preferred stocks	1,816	8,029	(294)
Common stocks	5,085	14,629	12,952
Affiliated entities	2,619	57,132	(77,012)
Mortgage loans on real estate	—	—	(28,842)
Other invested assets	58,498	(33,808)	(3,337)
Derivative instruments	88,809	(40,228)	(56,483)

Change in net unrealized capital gains/losses	$44,453	$60,516	$(4,988)

Gross unrealized gains and gross unrealized losses on unaffiliated common stocks are as follows:

	December 31
	2005	2004
Unrealized gains	$35,911	$30,587
Unrealized losses	(3,424)	(3,186)

Net unrealized gains	$32,487	$27,401

During 2005, the Company issued mortgage loans with interest rates ranging from 4.25% to 7.41% for commercial loans and 6.35% to 7.60% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 89%. Mortgage loans with a carrying amount of $132 were non-income producing for the previous 180 days. Accrued interest of $119 related to these mortgage loans was excluded from investment income at December 31, 2005. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2005 and 2004, the carry amounts of impaired loans with a related allowance for credit losses were $105 and $17,978, respectively, with associated allowances of $104 and $8,184, respectively. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2005 or 2004. The average recorded investment in impaired loans during 2005 and 2004 was $4,766 and $65,840, respectively.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company recognized interest income on impaired loans of $110 and $3,077 for the years ended December 31, 2005 and 2004, respectively. Interest income in the amount of $126 and $5,672 was recognized on a cash basis for years ended December 31, 2005 and 2004, respectively.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2005	2004	2003
Balance at beginning of period	$8,184	$8,363	$1,863
Additions, net charged to operations	838	13,234	6,500
Reduction due to write-downs charged against the allowance	7,612	6,300	—
Recoveries in amounts previously charged off	1,306	7,113	—

Balance at end of period	$104	$8,184	$8,363

At December 31, 2005 and 2004, the Company had recorded investments in restructured securities of $15,354 and $24,208, respectively. There were no capital losses taken as a result of such restructurings. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2005 and 2004, the Company had loans of $0 and $64, respectively, for which impairments have been recognized in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2005 and 2004 related to such restructurings. There are no commitments to lend additional funds to debtors owing receivables.

At December 31, 2005 and 2004, the Company held a mortgage loan loss reserve in the AVR of $143,121 and $113,662, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property-Type Distribution
	December 31			December 31
	2005	2004		2005	2004
South Atlantic	23%	22%	Office	36%	37%
Pacific	21	20	Industrial	20	21
Mountain	17	17	Apartment	19	20
E. North Central	13	16	Retail	18	16
Middle Atlantic	12	11	Other	4	3
W. North Central	7	6	Agriculture	2	2
W. South Central	3	3	Medical	1	1
E. South Central	2	3
New England	2	2

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 17 1/2 years for forecasted hedge transactions. For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the purchased asset affects income. If the forecasted transaction no longer qualifies for hedge accounting or if the forecasted transaction is no longer probable, the forward-starting swap will cease to be valued at amortized cost and will be market to market through surplus. For the year ended December 31, 2005, none of the Company’s cash flow hedges has been discontinued, as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship.

For the years ended December 31, 2005 and 2004, the Company has recorded $14,928 and $69, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized loss. The Company did not recognize any unrealized gains or losses during 2005 or 2004 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company may also invest in capped floating rate commercial mortgage loans and use interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap/floor contracts.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset to a lower rated investment grade asset. Using the swap market to replicate credit enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. At December 31, 2005 and 2004, the Company had replicated assets with a fair value of $257,592 and $220,517, respectively, and credit default swaps with a fair value of $655 and $469, respectively. During the years ended December 31, 2005, 2004, and 2003, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead. As of December 31, 2005, the fair value of all contracts, aggregated at a counterparty level, with a positive and negative fair value amounted to $380,956 and $148,605, respectively.

At December 31, 2005 and 2004, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2005	2004
Derivative securities:
Interest rate and currency swaps:
Receive fixed – pay floating	$6,049,495	$6,687,078
Receive floating – pay fixed	5,177,710	5,763,272
Receive floating (uncapped) – pay floating (capped)	2,252,501	2,891,170
Interest rate cap agreement	4,503,253	30,854
Interest rate floor agreements	—	160,500

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2005	2004	2003
Direct premiums	$6,263,720	$6,613,440	$9,743,189
Reinsurance assumed – non affiliates	118,163	4,135	28,199
Reinsurance assumed – affiliates	4,151	606,996	155,918
Reinsurance ceded – non affiliates	(143,292)	(154,630)	(225,402)
Reinsurance ceded – affiliates	(1,137,525)	(728,691)	(58,488)

Net premiums earned	$5,105,217	$6,341,250	$9,643,416

The Company received reinsurance recoveries in the amount of $207,157, $246,616, and $308,400 during 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $13,626 and $15,175, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2005 and 2004 of $2,954,515 and $1,981,259, respectively.

At December 31, 2005 and 2004, amounts recoverable from unaffiliated unauthorized reinsurers of $1,497 and $2,089, respectively, and reserve credits for reinsurance ceded of $28,971 and $31,484, respectively were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $32,063 and $37,230 at December 31, 2005 and 2004, respectively, that can be drawn on for amounts that remain unpaid for more than 120 days.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2005, 2004, and 2003, $1,437 $1,480 and $1,525, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd. (TIRE), an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $33,042, which was credited directly to unassigned surplus. During 2005, 2004 and 2003, the Company has amortized $3,304, $3,304 and $3,304, respectively, into earnings with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $625,459 and $31,080 at December 31, 2005 and December 31, 2004, respectively.

During 2003, the Company recaptured a block of business ceded to a non-affiliated company. The recapture resulted in no consideration received by or paid to the Company. This recapture resulted in a pre-tax loss of $3,323, which was recorded in the statement of operations. The loss was offset by the release of liability for unauthorized reinsurance and non-admitted assets related to the reinsurance treaty of $3,208, which were credited directly to unassigned surplus.

During 2003, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd, an affiliate. Under the terms of this transaction, the Company ceded the obligations and benefits related to certain life insurance contracts. The difference between the consideration paid of $2,608 and the reserve credit taken of $6,188 was credited directly to unassigned surplus on a net of tax basis. Subsequent to the initial gain, the Company has amortized $256, $266 and $275 into earnings during 2005, 2004 and 2003, respectively, with a corresponding charge to unassigned surplus. The Company holds collateral in the form of letters of credit of $3,000.

During 2003, the Company entered into an indemnity reinsurance agreement in which the Company agreed to cede the obligations and benefits related to certain fixed annuity contracts on a coinsurance and modified coinsurance basis. The Company received a ceding commission of $13,386 at the inception of the contract. In addition, the Company released the IMR liability of $12,906 related to the assets backing the ceded contracts because the future investment experience to be transferred to the assuming company will

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

be without adjustment of the IMR that existed at the date of the initial transaction. The resulting gain from the ceding commission and the IMR release has been recorded directly to the unassigned surplus on a net of tax basis. The initial mod-co transaction of $1,587,431 is included separately in the revenue and expense sections of the Company’s statement of operations for 2003. During 2005, 2004 and 2003, the Company has amortized $985, $6,979 and $9,473, respectively, of the initial gain into earnings with a corresponding charge to unassigned surplus.

The Company has historically been a party to various reinsurance transactions with MEGA Life and Health Insurance Co. and its affiliates (“MEGA”) related to certain accident and health business. During 2003, the Company entered into several reinsurance transactions and novations of certain underlying policies such that all risks associated with these treaties and policies have been ceded to MEGA. No gain or loss was recognized related to these transactions.

During 2004, the Company entered into another reinsurance transaction to cede the new production of certain fixed annuity contracts to Transamerica International Re (Ireland) Ltd, an affiliate of the Company, on a funds withheld basis. The Company ceded premiums of $861,776 and $677,733 during 2005 and 2004, respectively, and has taken a reserve credit of $1,419,368 and $650,613 at December 31, 2005 and 2004, respectively. The Company has a liability for funds held under reinsurance of $1,364,943 and $620,934 at December 31, 2005 and December 31, 2004, respectively. The consummation of this treaty caused no initial gain or loss.

On July 1, 2004, the Company recaptured the business it had ceded to TOLIC. The Company received $286,705 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $293,942 related to the recapture has been reported in the statement of operations. This transaction reduced funds held under coinsurance and other reinsurance treaties by $286,754 during 2004.

On October 1, 2004, the Company recaptured the business it had ceded under a reinsurance treaty with First AUSA Life Insurance Company, an affiliate. The Company received $643,279 as consideration for this recapture, which has been included in the Company’s statement of operations. The change in reserves of $643,279 related to the recapture has been reported in the statement of operations as an increase in reserves.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The main components of net deferred income taxes are as follows:

	December 31
	2005	2004
Deferred income tax assets:
Guaranty funds	$6,156	$5,770
Non-admitted assets	2,813	2,331
807(f) assets	8,195	4,868
Deferred acquisition costs	212,840	210,148
Reserves	100,065	94,755
Unrealized capital losses	65,081	60,665
Derivatives	60,941	—
Deferred intercompany losses	1,918	25,031
Other	6,798	7,257

Total deferred income tax assets	$464,807	$410,825

Deferred income tax assets – nonadmitted	$169,345	$154,668

Deferred income tax liabilities:
Unrealized capital gains	$140,564	$123,493
807(f) liability	4,182	2,508
Accrued dividends	4,447	—
Deferred intercompany gains	11,524	37,177
Partnerships	17,745	(16,678)
Other	608	8,308

Total deferred income tax liabilities	$179,070	$154,808

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2005	2004	2003
Change in net deferred income tax asset	$29,720	$(43,530)	$(98,414)

Change in deferred income tax assets - nonadmitted	$14,677	$(21,192)	$(55,677)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2005	2004	2003
Income tax computed at federal statutory rate (35%)	$102,803	$97,892	$105,259
Deferred acquisition costs – tax basis	3,237	14,810	15,082
Depreciation	—	53	(112)
Dividends received deduction	(22,887)	(8,511)	(4,005)
IMR amortization	(13,821)	(11,515)	(6,768)
Investment income items	(9,159)	(4,233)	(7,787)
Low income housing credits	(5,138)	(5,215)	(6,035)
Limited partnerships book/tax difference	(2,477)	13,641	3,129
Prior year over accrual	(22,832)	2,409	(31,195)
Tax contingencies	930	4,845	7,441
Prior year receivable	(18,578)	(18,578)	(18,578)
Reinsurance transactions	(2,094)	(5,049)	1,830
Tax credits	(716)	(218)	(892)
Tax reserve adjustment	(3,549)	242	(664)
Other	(1,417)	(2,256)	415

Federal income tax expense	$4,302	$78,317	$57,120

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Effective October 1, 2005, the Company joined in a consolidated income tax return filing with TOLIC. Prior to that date, the Company filed a consolidated tax return with its indirect parent company, AEGON US Holding Corporation. Under the terms of a tax sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income. In addition, any operating loss or capital loss carryforwards are calculated for the life and nonlife subgroups on a consolidated basis.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. The examination fieldwork for 2001 through 2003 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination of 2004 is scheduled to begin in 2006.

Effective October 1, 2005, the Company was the surviving company in a merger with Transamerica Life Insurance and Annuity Company (TALIAC). An examination of TALIAC’s federal income tax returns by the Internal Revenue Service is underway for the calendar years 2002, 2003 and 2004.

Income taxes incurred during 2005, 2004 and 2003 for the consolidated group in which the Company is included that will be available for recoupment in the event of future net losses is $159,090, $124,669 and $128,053, respectively.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). Effective October 1, 2005, the Company was a surviving company in a merger with TALIAC. No federal income taxes have been provided for in the financial statements on income deferred in the PSA of the surviving company ($20,260 at December 31, 2005). Due to United States tax legislation enacted in October 2004, distributions to shareholders during 2005 and 2006 are deemed to come first out of the policyholder surplus account balance on a tax free basis. Prior to the merger with TALIAC, the Company made a distribution from the policyholder surplus account which reduced its balance to $0 ($20,387 at December 31, 2004). The balance of the

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Company’s PSA as of December 31, 2005 is $20,260, which is a carryover from TALIAC’s pre-merger PSA balance. If a balance remains after 2006, to the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable (after 2006), the tax thereon computed at the current rates would amount to approximately $7,091.

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relate to liabilities established on a variety of the Company’s annuity and deposit-type products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2005		2004
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$4,137,425	7%	$5,145,819	9%
Subject to discretionary withdrawal at book value less surrender charge	5,194,249	9	8,960,598	16
Subject to discretionary withdrawal at market value	19,641,958	34	17,492,878	30
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	16,625,467	29	13,920,011	24
Not subject to discretionary withdrawal provision	12,093,715	21	12,421,475	21

Total gross	57,692,814	100%	57,940,781	100%

Less reinsurance ceded	2,590,225		1,867,055

Total net policy reserves on annuities and deposit-type liabilities	$55,102,589		$56,073,726

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Included in the liability for deposit-type contracts at December 31, 2005 and 2004 are $3,450,000 and $4,237,000, respectively, of funding agreements issued to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance is used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders. At December 31, 2005, the contractual maturities were: 2006 - $1,242,000; 2007 - $1,373,000; 2008 - $0; 2009 - $368,000; 2010 - $55,000, and thereafter - $412,000.

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from Monumental Life Insurance Company, an affiliate. The liabilities assumed are $4,218,445 and $5,007,410 at December 31, 2005 and 2004, respectively.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these are carried at market value. The life insurance policies typically provide a guaranteed minimum death benefit. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2005 and 2004 is as follows:

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2005	$7,756	$—	$3,592,608	$3,600,364

Reserves for separate accounts with assets at:
Fair value	$—	$—	$22,429,774	$22,429,774
Amortized cost	472,193	136,956	—	609,149

Total at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

Reserves for separate accounts by withdrawal characteristics at December 31, 2005:
Subject to discretionary withdrawal:
With market value adjustment	$—	$136,956	$—	$136,956
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	22,429,774	22,429,774
At book value without market value adjustment and with current surrender charge of less than 5%	436,447	—	—	436,447
Not subject to discretionary withdrawal	35,746	—	—	35,746

Total separate account liabilities at December 31, 2005	$472,193	$136,956	$22,429,774	$23,038,923

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2004	$11,643	$—	$3,125,541	$3,137,184

Reserves for separate accounts with assets at:
Fair value	$—	$—	$19,631,255	$19,631,255
Amortized cost	450,201	255,701	—	705,902

Total at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

Reserves for separate accounts by withdrawal characteristics at December 31, 2004:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2004	$450,201	$255,701	$19,631,255	$20,337,157

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Nonindexed Guaranteed Less than or equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Account	Total
Premiums, deposits, and other considerations for the year ended December 31, 2003	$10,816	$4,750	$3,582,463	$3,598,029

Reserves for separate accounts with assets at:
Fair value	$—	$—	$16,849,560	$16,849,560
Amortized cost	412,985	308,856	—	721,841

Total at December 31, 2003	$412,985	$308,856	$16,849,560	$17,571,401

Reserves for separate accounts by withdrawal characteristics at December 31, 2003:
Subject to discretionary withdrawal:
With market value adjustment	$—	$255,701	$65,384	$321,085
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	19,565,871	19,565,871
At book value without market value adjustment and with current surrender charge of less than 5%	418,070	—	—	418,070
Not subject to discretionary withdrawal	32,131	—	—	32,131

Total separate account liabilities at December 31, 2003	$450,201	$255,701	$19,631,255	$20,337,157

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2005	2004	2003
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$3,593,915	$3,133,299	$3,600,917
Transfers from separate accounts	(2,235,232)	(2,116,915)	(1,185,184)

Net transfers to separate accounts	1,358,683	1,016,384	2,415,733
Miscellaneous reconciling adjustments	6,833	5,805	7,034

Transfers as reported in the summary of operations of the life, accident and health annual statement	$1,365,516	$1,022,189	$2,422,767

At December 31, 2005 and 2004, the Company had separate account annuities with guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2005
Minimum guaranteed death benefit	$13,441,966	$148,186	$25,827
Minimum guaranteed income benefit	8,303,742	111,898	6,973
Guaranteed premium accumulation fund	61,322	8,875	—
Minimum guaranteed withdrawal benefit	1,257,973	7,002	(4,448)

December 31, 2004
Minimum guaranteed death benefit	$12,708,701	$123,555	$30,342
Minimum guaranteed income benefit	8,273,717	93,888	2,760
Guaranteed premium accumulation fund	79,525	8,066	—
Minimum guaranteed withdrawal benefit	448,821	1,612	(1,255)

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal, and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2005 and 2004, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2005
Life and annuity:
Ordinary direct first year business	$3,520	$2,463	$1,057
Ordinary direct renewal business	21,815	7,026	14,789
Group life direct business	3,233	2,347	886

Total life and annuity	28,568	11,836	16,732
Accident and health:
Direct	4,422	—	4,422

Total accident and health	4,422	—	4,422

	$32,990	$11,836	$21,154

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Gross	Loading	Net
December 31, 2004
Life and annuity:
Ordinary direct first year business	$3,703	$2,524	$1,179
Ordinary direct renewal business	22,497	7,133	15,364
Group life direct business	4,190	2,800	1,390

Total life and annuity	30,376	12,414	17,933
Accident and health:
Direct	3,053	—	3,053

Total accident and health	3,053	—	3,053

	$33,429	$12,414	$20,986

At December 31, 2005 and 2004, the Company had insurance in force aggregating $1,023,533 and $1,175,628, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $29,615 and $34,797 to cover these deficiencies at December 31, 2005 and 2004, respectively.

During 2004, the Company made a correction in the guaranteed nonforfeiture interest rate on certain universal life contracts. This caused a decrease in reserves of $1,423, which was credited to capital and surplus.

During 2003, the Company upgraded its reserve valuation system for fixed deferred annuities and variable annuities. The valuation system upgrade, which provides for more precise calculations, caused general account reserves to decrease by $3,572 and separate account reserves to increase by $4,681. The amounts relating to the general account were credited directly to unassigned surplus. The amounts related to the separate accounts are included in the change in surplus in separate accounts in the 2003 statement of changes in capital and surplus.

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2006, without the prior approval of insurance regulatory authorities, is $289,422.

During 2003, upon approval of insurance regulatory authorities, the Company paid $300,000 to its parent company. This payment consisted of a dividend of $45,700 and a return of additional paid-in-capital of $254,300.

During 2004, the Company received a capital contribution of $490,000. During 2003, the Company received a capital contribution of $200,000 in cash from the parent company of TALIAC, TOLIC, and $80,000 from the Company’s parent at that time, Transamerica Holding Company, LLC.

During 2004, the Company paid a dividend of $400,000 to TOLIC.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for each of the years ended December 31, 2005, 2004, and 2003 was $2,789, $1,417, and $1,658, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Benefits expense of $1,515, $620, and $637 were allocated for the years ended December 31, 2005, 2004, and 2003, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2005, 2004, and 2003 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $273, $172, and $166 for the years ended December 31, 2005, 2004, and 2003, respectively.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2005, 2004 and 2003, the Company sold $10,788, $23,460, and $22,970, respectively, of agent balances without recourse to an affiliated company. Prior to July 29, 2005, the agent debit balances were sold to Money Services, Inc. (MSI), an affiliated company. Subsequent to July 29, 2005, agent debit balances were sold without recourse to ADB Corporation, LLC (ADB), an affiliated company, and all rights, title and interest in the prior net debit balances owned by MSI prior to July 29, 2005, were fully assigned, without recourse, to ADB. The Company did not realize a gain or loss as a result of the sales.

12. Related Party Transactions

The Company is party to a common cost allocation service arrangement between AEGON USA, Inc. companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2005, 2004, and 2003, the Company paid $82,913, $95,876 and $142,703, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate. During 2005, 2004, and 2003, the Company paid net interest of $14,352, $1,943, and $1,988, respectively, to affiliates.

At December 31, 2005, the Company held two short-term notes receivable in the amount of $39,500 and $2,000, from AEGON USA, Inc., an affiliate, which are due on or before December 28, 2006 and December 30, 2006, respectively. These notes receivable are reported in aggregate as a receivable from parent, subsidiaries and affiliates on the balance sheet. At December 31, 2004, the Company reported $47,800 short-term notes receivable from Monumental Life Insurance Company, an affiliate, which was due December 23, 2005. Interest on these notes accrues based on the 30-day commercial paper rate at the time of issuance.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (Continued)

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $245,922 and $236,425 at December 31, 2005 and 2004, respectively.

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $5,513,354 as of December 31, 2005. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results.

The Company has also provided a guarantee for the obligations of non-insurance affiliates. These entities accept assignments of structured settlement payment obligations from other insurers and purchases structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

At December 31, 2005, 2004, and 2003, the Company had entered into an agreement with commitment amounts of $21,090, $21,090, and $37,670, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. The Company believes the chance of draws or other performance features being exercised under these agreements is minimal.

At December 31, 2005 and 2004, the net amount of securities being acquired on a to be announced basis was $3,043 and $1,393,579, respectively.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company may pledge assets as collateral for derivative transactions. At December 31, 2005, the Company has pledged invested assets with a carrying value and market value of $2,644 and $2,697, respectively, in conjunction with these transactions.

Assets in the amount of $1,090,893 and $1,530,302 as of December 31, 2005 and 2004, respectively, were pledged as collateral in conjunction with funding agreements associated with the Federal Home Loan Bank.

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102 or 105% of the fair market value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty is mandated to deliver additional collateral if the fair value of the collateral is at any time less than 102 or 105% of the fair value of the loaned domestic or international securities. This additional collateral, along with the collateral already held in connection with the lending transaction, is at least equal to 102 or 105% of the fair value of the loaned domestic or international securities, respectively. The agreement does not allow rehypothication of collateral by any party involved but does allow cash collateral to be invested in reverse repurchase agreements. At December 31, 2005 and 2004, the value of securities loaned amounted to $1,237,883 and $1,229,581, respectively.

The Company has contingent commitments for $645,650 and $307,314 at December 31, 2005 and 2004, respectively, for joint ventures, partnerships, and limited liability companies.

At December 31, 2005 and 2004, the Company has mortgage loan commitments of $64,863 and $159,545, respectively.

At December 31, 2004, the Company has outstanding private placement commitments of $32,000. No such commitments existed at December 31, 2005.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $18,520 and $16,615 and an offsetting premium tax benefit of $7,075 and $7,122 at December 31, 2005 and 2004, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $286, $365, and $56 for the years ended December 31, 2005, 2004, and 2003, respectively.

In the normal course of business, the Company has obtained letters of credit of $1,010 for the benefit of non affiliated companies that have reinsured business to the Company where the ceding companies state of domicile does not recognize the Company as an authorized reinsurer.

60

Statutory-Basis Financial

Statement Schedules

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2005

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$471,422	$467,973	$471,422
States, municipalities and political subdivisions	1,087,998	1,089,051	1,087,998
Foreign governments	515,026	564,627	515,026
Public utilities	2,393,792	2,511,419	2,393,792
All other corporate bonds	31,383,477	31,934,927	31,383,477
Redeemable preferred stocks	338,423	388,220	338,423

Total fixed maturities	36,190,138	36,956,217	36,190,138

Equity securities
Common stocks:
Public utilities	1,177	1,818	1,818
Banks, trust and insurance	73,381	74,766	74,766
Industrial, miscellaneous and all other	160,369	190,830	190,830

Total equity securities	234,927	267,414	267,414
Mortgage loans on real estate	5,770,723		5,770,723
Real estate	34,521		34,521
Policy loans	123,221		123,221
Other long-term investments	1,116,749		1,116,749
Cash and short-term investments	326,027		326,027

Total investments	$43,796,305		$43,828,793

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

61

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2005
Individual life	$3,733,738	$—	$21,092	$658,856	$231,660	$212,786	$659,658
Individual health	562,473	11,670	22,345	126,590	32,417	146,318	42,532	$127,460
Group life and health	411,648	3,611	28,479	128,286	24,716	124,052	52,140	214,013
Annuity	26,901,713	—	5,628	4,191,485	2,101,261	4,691,047	1,538,213

	$31,609,572	$15,281	$77,544	$5,105,217	$2,390,054	$5,174,203	$2,292,543

Year ended December 31, 2004
Individual life	$3,722,730	$—	$18,826	$1,109,335	$203,679	$561,099	$767,391
Individual health	481,153	11,264	20,082	125,322	25,246	149,813	34,059	$126,384
Group life and health	371,785	3,678	26,399	133,651	20,452	129,852	69,401	222,495
Annuity	28,876,607	—	—	4,972,942	2,131,372	6,571,058	1,353,494

	$33,452,275	$14,942	$65,307	$6,341,250	$2,380,749	$7,411,822	$2,224,345

Year ended December 31, 2003
Individual life	$3,345,082	$—	$14,877	$558,828	$188,648	$495,807	$267,671
Individual health	381,477	11,590	15,488	117,508	20,776	130,651	40,096	$117,509
Group life and health	329,033	3,728	17,239	142,627	18,993	109,984	62,601	205,257
Annuity	28,215,458	—	—	8,824,453	2,065,506	7,724,565	4,689,586

	$32,271,050	$15,318	$47,604	$9,643,416	$2,293,923	$8,461,007	$5,059,954

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

62

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2005
Life insurance in force	$44,440,385	$13,277,543	$95,282	$31,258,124	0%

Premiums:
Individual life	$901,447	$246,822	$4,231	$658,856	1%
Individual health	127,460	870	–	126,590	0
Group life and health	214,013	85,727	–	128,286	0
Annuity	5,020,800	947,398	118,083	4,191,485	3

	$6,263,720	$1,280,817	$122,314	$5,105,217	2%

Year ended December 31, 2004
Life insurance in force	$39,955,770	$8,914,965	$88,961	$31,129,766	0%

Premiums:
Individual life	$1,113,967	$8,844	$4,212	$1,109,335	0%
Individual health	126,384	1,062	–	125,322	0
Group life and health	222,495	88,844	–	133,651	0
Annuity	5,150,594	784,571	606,919	4,972,942	12

	$6,613,440	$883,321	$611,131	$6,341,250	10%

Year ended December 31, 2003
Life insurance in force	$39,022,658	$9,693,056	$90,171	$29,419,773	0%

Premiums:
Individual life	$561,203	$6,483	$4,108	$558,828	1%
Individual health	117,509	929	928	117,508	1
Group life and health	205,257	85,907	23,277	142,627	16
Annuity	8,859,220	190,571	155,804	8,824,453	2

	$9,743,189	$283,890	$184,117	$9,643,416	2%

63

FINANCIAL STATEMENTS

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Year Ended December 31, 2005

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Financial Statements

Year Ended December 31, 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the Portfolio Select Variable Annuity,

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Retirement Income Builder Variable Annuity Account (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. International Growth, AIM V.I. Premier Equity, AIM V.I. Demographic Trends, AllianceBernstein Large Cap Growth, AllianceBernstein Global Technology, Davis Value, Evergreen VA Balanced, Evergreen VA Fundamental Large Cap, Evergreen VA International Equity, Evergreen VA Growth, Evergreen VA High Income, Evergreen VA Omega, Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Kaufmann Fund II, MFS Emerging Growth, MFS Research, MFS Total Return, MFS Utilities, Oppenheimer Capital Appreciation, Oppenheimer Main Street, Oppenheimer Balanced, Oppenheimer Strategic Bond, Putnam VT Global Equity, Putnam VT Growth and Income, Putnam VT Growth Opportunities, Putnam VT Money Market, Putnam VT New Value, Fidelity – VIP High Income, Fidelity – VIP Equity-Income, Fidelity – VIP Growth, Fidelity – VIP Index 500, Fidelity – VIP Investment Grade Bond, Fidelity – VIP Growth Opportunities, Templeton Foreign Securities, Templeton Global Asset Allocation, Franklin Small-Midcap Growth Securities, Templeton Developing Markets Securities, Franklin Small Cap Value Securities, Mutual Shares Securities, Asset Allocation – Growth, Asset Allocation – Conservative, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, Capital Guardian Global, Capital Guardian U.S. Equity, Capital Guardian Value, Federated Growth & Income, PIMCO Total Return, Transamerica Equity, and Transamerica U.S. Government Securities-PAM subaccounts), which are available for investment by contract owners of the Portfolio Select Variable Annuity, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Retirement Income Builder Variable Annuity Account which are available for investment by contract owners of the Portfolio Select Variable Annuity at December 31, 2005, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

February 3, 2006

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. International Growth Subaccount	AIM V.I. Premier Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	197,232.474	354,267.261	171,340.337	729,823.710

Cost	$3,426,629	$9,051,990	$2,816,960	$19,481,040

Number of shares - Service	13,907.107	5,689.111	2,981.371	405.668

Cost	$298,285	$120,487	$54,729	$8,265

Investments in mutual funds, at net asset value	$5,207,448	$8,440,294	$4,038,528	$16,298,663

Receivable for units sold	8	2	—	2

Total assets	5,207,456	8,440,296	4,038,528	16,298,665

Liabilities
Payable for units redeemed	—	—	20	—

	$5,207,456	$8,440,296	$4,038,508	$16,298,665

Net Assets:
Deferred annuity contracts terminable by owners	$5,207,456	$8,440,296	$4,038,508	$16,298,665

Total net assets	$5,207,456	$8,440,296	$4,038,508	$16,298,665

Accumulation unit value:-Initial
M&E - 1.05%	$—	$—	$—	$—

M&E - 1.25%	$1.273785	$1.233100	$1.371745	$1.097073

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$1.260180	$1.219908	$1.357253	$1.085377

M&E - 1.50%	$1.141169	$1.155556	$1.476251	$1.030735

M&E - 1.75%	$1.130907	$1.145156	$1.463003	$1.021491

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.124824	$1.138993	$1.455113	$1.015969

M&E - 2.00%	$1.120754	$1.134915	$1.449896	$1.012314

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. International Growth Subaccount	AIM V.I. Premier Equity Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	705,767	1,240,734	657,874	2,716,066

M&E - 1.30%	—	—	—	—

M&E - 1.40%	1,430,944	5,153,163	1,940,811	11,745,988

M&E - 1.50%	1,682,127	417,836	281,409	518,399

M&E - 1.75%	31,500	—	—	13,060

M&E - 1.80%	—	—	—	—

M&E - 1.90%	65,391	—	6,135	7,252

M&E - 2.00%	121,962	7,402	6,193	6,007

Accumulation unit value:-Service
M&E - 1.05%	$1.389411	$1.354733	$1.828323	$1.284982

M&E - 1.25%	$1.382105	$1.347612	$1.818710	$1.278213

M&E - 1.30%	$1.380289	$1.345818	$1.816326	$1.276535

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$1.373047	$1.338778	$1.806793	$1.269842

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$1.362255	$1.328264	$1.792624	$1.259889

M&E - 1.90%	$—	$—	$—	$—

M&E - 2.00%	$1.355161	$1.321340	$1.783254	$1.253301

Accumulation units outstanding:-Service
M&E - 1.05%	—	—	8,697	—

M&E - 1.25%	56,504	2,697	—	—

M&E - 1.30%	37,610	38,643	26,631	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	114,615	45,488	2,374	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	3,439	12,187	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	35,192	—	—	7,178

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	AIM V.I. Demographic Trends Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Global Technology Subaccount	Davis Value Subaccount
Assets
Investment in securities:
Number of shares - Initial	205,556.396	—	—	1,628,125.617

Cost	$908,940	$—	$—	$14,986,140

Number of shares - Service	24,449.978	206,205.617	89,594.230	—

Cost	$126,544	$3,908,174	$1,159,394	$—

Investments in mutual funds, at net asset value	$1,376,516	$5,472,697	$1,400,358	$20,791,164

Receivable for units sold	4	76	—	—

Total assets	1,376,520	5,472,773	1,400,358	20,791,164

Liabilities
Payable for units redeemed	—	—	1	73

	$1,376,520	$5,472,773	$1,400,357	$20,791,091

Net Assets:
Deferred annuity contracts terminable by owners	$1,376,520	$5,472,773	$1,400,357	$20,791,091

Total net assets	$1,376,520	$5,472,773	$1,400,357	$20,791,091

Accumulation unit value:-Initial
M&E - 1.05%	$—	$—	$—	$1.505483

M&E - 1.25%	$0.535738	$—	$—	$1.105092

M&E - 1.30%	$—	$—	$—	$1.495600

M&E - 1.40%	$0.531257	$—	$—	$1.095832

M&E - 1.50%	$1.114258	$—	$—	$1.291002

M&E - 1.75%	$1.104266	$—	$—	$1.279389

M&E - 1.80%	$—	$—	$—	$1.476088

M&E - 1.90%	$1.098321	$—	$—	$1.272502

M&E - 2.00%	$1.094358	$—	$—	$1.267938

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	AIM V.I. Demographic Trends Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Global Technology Subaccount	Davis Value Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	62,902

M&E - 1.25%	618,969	—	—	4,593,762

M&E - 1.30%	—	—	—	236,142

M&E - 1.40%	1,209,752	—	—	7,574,116

M&E - 1.50%	225,950	—	—	4,919,277

M&E - 1.75%	—	—	—	52,750

M&E - 1.80%	—	—	—	96,978

M&E - 1.90%	—	—	—	88,266

M&E - 2.00%	4,774	—	—	231,068

Accumulation unit value:-Service
M&E - 1.05%	$1.405566	$1.405074	$1.410086	$—

M&E - 1.25%	$1.398169	$0.856836	$0.691852	$—

M&E - 1.30%	$1.396338	$1.395834	$1.400819	$—

M&E - 1.40%	$—	$0.642758	$0.409729	$—

M&E - 1.50%	$1.389001	$1.148497	$1.014344	$—

M&E - 1.75%	$—	$1.138191	$1.005234	$—

M&E - 1.80%	$1.378114	$1.377605	$1.382555	$—

M&E - 1.90%	$—	$1.132052	$0.999780	$—

M&E - 2.00%	$1.370915	$1.127992	$0.996205	$—

Accumulation units outstanding:-Service
M&E - 1.05%	—	16,647	15,772

M&E - 1.25%	—	1,214,344	509,560

M&E - 1.30%	10,605	96,902	16,937

M&E - 1.40%	—	3,701,850	1,317,093

M&E - 1.50%	68,243	1,515,125	413,317

M&E - 1.75%	—	39,831	10,790

M&E - 1.80%	—	20,901	—

M&E - 1.90%	—	14,848	—

M&E - 2.00%	25,995	56,010	32,229

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Evergreen VA Balanced Subaccount	Evergreen VA Fundamental Large Cap Subaccount	Evergreen VA International Equity Subaccount	Evergreen VA Growth Subaccount
Assets
Investment in securities:
Number of shares - Initial	679,524.682	619,796.198	527,405.529	320,148.860

Cost	$9,197,042	$9,339,910	$5,366,502	$3,049,788

Number of shares - Service	24,374.818	89,142.477	81,037.695	28,603.131

Cost	$322,151	$1,409,548	$958,963	$356,807

Investments in mutual funds, at net asset value	$9,945,125	$12,677,564	$8,702,771	$5,123,222

Receivable for units sold	5	22	—	2

Total assets	9,945,130	12,677,586	8,702,771	5,123,224

Liabilities
Payable for units redeemed	—	—	3	—

	$9,945,130	$12,677,586	$8,702,768	$5,123,224

Net Assets:
Deferred annuity contracts terminable by owners	$9,945,130	$12,677,586	$8,702,768	$5,123,224

Total net assets	$9,945,130	$12,677,586	$8,702,768	$5,123,224

Accumulation unit value:-Initial
M&E - 1.05%	$—	$—	$—	$—

M&E - 1.25%	$1.100825	$1.344507	$1.580101	$1.641557

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$1.089207	$1.330316	$1.564553	$1.625394

M&E - 1.50%	$1.142514	$1.220901	$1.419615	$1.215598

M&E - 1.75%	$1.132254	$1.209915	$1.406839	$1.204676

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.126149	$1.203402	$1.399254	$1.198198

M&E - 2.00%	$1.122108	$1.199092	$1.394245	$1.193898

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Evergreen VA Balanced Subaccount	Evergreen VA Fundamental Large Cap Subaccount	Evergreen VA International Equity Subaccount	Evergreen VA Growth Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	1,799,619	1,655,216	1,145,428	715,245

M&E - 1.30%	—	—	—	—

M&E - 1.40%	6,339,109	4,477,876	2,296,752	1,265,250

M&E - 1.50%	605,096	2,318,656	1,380,874	1,182,786

M&E - 1.75%	—	12,580	100,500	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	10,835	17,778	14,459	5,089

M&E - 2.00%	11,127	31,903	15,746	26,512

Accumulation unit value:-Service
M&E - 1.05%	$1.217842	$1.437423	$1.750803	$1.558208

M&E - 1.25%	$1.211436	$1.429868	$1.741599	$1.549998

M&E - 1.30%	$1.209860	$1.427991	$1.739318	$1.547950

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$1.203514	$1.420509	$1.730197	$1.539841

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$1.194058	$1.409370	$1.716629	$1.527777

M&E - 1.90%	$—	$—	$—	$—

M&E - 2.00%	$1.187826	$1.402004	$1.707666	$1.519792

Accumulation units outstanding:-Service
M&E - 1.05%	65,705	41,159	35,203	77,485

M&E - 1.25%	—	6,377	12,136	—

M&E - 1.30%	101,170	782,489	390,717	124,186

M&E - 1.40%	—	—	—	—

M&E - 1.50%	117,177	253,826	172,841	67,582

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	30,652	29,947	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	—	—	25,059	—

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Evergreen VA High Income Subaccount	Evergreen VA Omega Subaccount	Federated American Leaders Fund II Subaccount	Federated High Income Bond Fund II Subaccount
Assets
Investment in securities:
Number of shares - Initial	482,001.187	286,458.580	—	—

Cost	$5,106,299	$3,416,230	$—	$—

Number of shares - Service	116,893.029	71,600.014	272,941.280	1,066,631.996

Cost	$1,243,929	$1,086,634	$4,412,047	$7,742,947

Investments in mutual funds, at net asset value	$6,147,137	$6,003,212	$5,835,485	$8,255,732

Receivable for units sold	—	—	46	—

Total assets	6,147,137	6,003,212	5,835,531	8,255,732

Liabilities
Payable for units redeemed	1	12	—	31

	$6,147,136	$6,003,200	$5,835,531	$8,255,701

Net Assets:
Deferred annuity contracts terminable by owners	$6,147,136	$6,003,200	$5,835,531	$8,255,701

Total net assets	$6,147,136	$6,003,200	$5,835,531	$8,255,701

Accumulation unit value:-Initial
M&E - 1.05%	$—	$—	$—	$—

M&E - 1.25%	$1.505794	$0.977783	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$1.491511	$0.970570	$—	$—

M&E - 1.50%	$1.253646	$1.191422	$—	$—

M&E - 1.75%	$1.242397	$1.180703	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.235691	$1.174336	$—	$—

M&E - 2.00%	$1.231259	$1.170122	$—	$—

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Evergreen VA High Income Subaccount	Evergreen VA Omega Subaccount	Federated American Leaders Fund II Subaccount	Federated High Income Bond Fund II Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	722,402	1,042,112	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	1,158,605	1,843,555	—	—

M&E - 1.50%	1,221,729	1,585,880	—	—

M&E - 1.75%	96,892	57,006	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	86,594	12,120	—	—

M&E - 2.00%	304,810	25,950	—	—

Accumulation unit value:-Service
M&E - 1.05%	$1.168531	$1.411363	$1.412652	$1.227177

M&E - 1.25%	$1.162376	$1.403952	$1.097854	$1.280895

M&E - 1.30%	$1.160864	$1.402098	$1.403385	$1.219127

M&E - 1.40%	$—	$—	$1.088695	$1.238960

M&E - 1.50%	$1.154751	$1.394743	$1.135007	$1.272659

M&E - 1.75%	$—	$—	$1.124816	$1.261234

M&E - 1.80%	$1.145709	$1.383823	$1.385088	$1.201599

M&E - 1.90%	$—	$—	$1.118765	$1.254446

M&E - 2.00%	$1.139722	$1.376589	$1.114747	$1.249913

Accumulation units outstanding:-Service
M&E - 1.05%	191,517	38,527	—	105,785

M&E - 1.25%	33,214	—	1,579,312	2,125,336

M&E - 1.30%	623,521	456,074	87,110	140,344

M&E - 1.40%	—	—	2,248,289	2,791,096

M&E - 1.50%	168,170	299,304	1,327,588	1,300,215

M&E - 1.75%	—	—	—	48,294

M&E - 1.80%	14,456	31,036	4,701	13,330

M&E - 1.90%	—	—	13,222	—

M&E - 2.00%	—	28,585	3,232	34,194

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Federated Kaufmann Fund II Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	421,608.546	390,372.422	1,777,798.333

Cost	$—	$9,604,312	$6,329,444	$31,957,279

Number of shares - Service	482,841.248	7,424.323	7,306.176	193,008.605

Cost	$5,768,408	$118,333	$104,701	$3,838,660

Investments in mutual funds, at net asset value	$7,010,855	$8,205,839	$6,525,321	$40,739,324

Receivable for units sold	—	—	12	42

Total assets	7,010,855	8,205,839	6,525,333	40,739,366

Liabilities
Payable for units redeemed	19	2	—	—

	$7,010,836	$8,205,837	$6,525,333	$40,739,366

Net Assets:
Deferred annuity contracts terminable by owners	$7,010,836	$8,205,837	$6,525,333	$40,739,366

Total net assets	$7,010,836	$8,205,837	$6,525,333	$40,739,366

Accumulation unit value:-Initial
M&E - 1.05%	$—	$—	$—	$—

M&E - 1.25%	$—	$1.167148	$1.214337	$1.493805

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$1.154653	$1.201358	$1.477807

M&E - 1.50%	$—	$1.147848	$1.169708	$1.169859

M&E - 1.75%	$—	$1.137558	$1.159205	$1.159366

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$1.131399	$1.152949	$1.153141

M&E - 2.00%	$—	$1.127330	$1.148816	$1.148990

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Federated Kaufmann Fund II Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	1,268,163	1,192,476	6,542,333

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	5,511,560	3,776,845	11,740,469

M&E - 1.50%	—	124,276	346,756	7,540,256

M&E - 1.75%	—	—	—	77,403

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	63,104	13,016	104,337

M&E - 2.00%	—	6,431	—	546,972

Accumulation unit value:-Service
M&E - 1.05%	$1.667569	$1.440913	$1.444710	$1.257935

M&E - 1.25%	$1.658804	$1.433318	$1.437118	$1.251313

M&E - 1.30%	$1.656610	$1.431429	$1.435229	$1.249688

M&E - 1.40%	$1.652244	$—	$—	$—

M&E - 1.50%	$1.647929	$1.423917	$1.427690	$1.243124

M&E - 1.75%	$1.637145	$—	$—	$—

M&E - 1.80%	$1.635010	$1.412760	$1.416503	$1.233372

M&E - 1.90%	$1.630726	$—	$—	$—

M&E - 2.00%	$1.626482	$1.405369	$1.409092	$1.226918

Accumulation units outstanding:-Service
M&E - 1.05%	128,435	—	—	97,190

M&E - 1.25%	709,263	—	1,377	120,446

M&E - 1.30%	437,580	48,928	21,625	1,355,595

M&E - 1.40%	1,093,044	—	—	—

M&E - 1.50%	1,561,774	16,738	34,759	864,866

M&E - 1.75%	5,348	—	—	—

M&E - 1.80%	112,289	2,552	—	489,438

M&E - 1.90%	19,395	—	—	—

M&E - 2.00%	179,277	30,593	26,024	253,362

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	MFS Utilities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Balanced Subaccount
Assets
Investment in securities:
Number of shares - Initial	566,947.870	635,971.078	466,122.781	436,776.729

Cost	$9,492,771	$21,217,552	$7,725,804	$6,095,523

Number of shares - Service	16,631.363	31,550.815	11,922.712	20,220.360

Cost	$338,507	$1,112,145	$233,234	$331,957

Investments in mutual funds, at net asset value	$13,851,177	$25,703,794	$10,414,703	$7,798,919

Receivable for units sold	9	11	17	—

Total assets	13,851,186	25,703,805	10,414,720	7,798,919

Liabilities
Payable for units redeemed	—	—	—	2

	$13,851,186	$25,703,805	$10,414,720	$7,798,917

Net Assets:
Deferred annuity contracts terminable by owners	$13,851,186	$25,703,805	$10,414,720	$7,798,917

Total net assets	$13,851,186	$25,703,805	$10,414,720	$7,798,917

Accumulation unit value:-Initial
M&E - 1.05%	$—	$—	$—	$—

M&E - 1.25%	$1.703782	$1.540475	$1.297739	$1.516489

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$1.685580	$1.524002	$1.283896	$1.500495

M&E - 1.50%	$1.655966	$1.107276	$1.132976	$1.227424

M&E - 1.75%	$1.641077	$1.097314	$1.122787	$1.216384

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.632225	$1.091371	$1.116747	$1.209825

M&E - 2.00%	$1.626393	$1.087492	$1.112726	$1.205475

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	MFS Utilities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Balanced Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	1,980,518	3,688,423	2,075,158	1,297,741

M&E - 1.30%	—	—	—	—

M&E - 1.40%	5,106,294	8,185,421	3,257,435	2,431,730

M&E - 1.50%	733,422	5,248,455	2,513,854	1,463,532

M&E - 1.75%	23,876	20,570	53,816	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	5,930	106,096	14,540	2,806

M&E - 2.00%	131,905	359,755	320,663	32,526

Accumulation unit value:-Service
M&E - 1.05%	$1.826537	$1.351463	$1.370697	$1.319876

M&E - 1.25%	$1.816927	$1.344369	$1.363484	$1.312935

M&E - 1.30%	$1.814524	$1.342581	$1.361705	$1.311210

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$1.805004	$1.335539	$1.354558	$1.304337

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$1.790861	$1.325085	$1.343952	$1.294100

M&E - 1.90%	$—	$—	$—	$—

M&E - 2.00%	$1.781509	$1.318173	$1.336940	$1.287344

Accumulation units outstanding:-Service
M&E - 1.05%	10,500	148,258	24,318	—

M&E - 1.25%	26,530	222,379	36,903	—

M&E - 1.30%	106,146	139,299	55,117	68,902

M&E - 1.40%	—	—	—	—

M&E - 1.50%	53,803	273,879	54,914	97,824

M&E - 1.75%	—	—	—	—

M&E - 1.80%	3,281	7,695	18,457	12,461

M&E - 1.90%	—	—	—	—

M&E - 2.00%	16,201	109,154	—	84,720

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Oppenheimer Strategic Bond Subaccount	Putnam VT Global Equity Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,138,018.830	—	—	—

Cost	$9,758,819	$—	$—	$—

Number of shares - Service	397,816.483	376,098.089	175,771.307	266,126.864

Cost	$2,026,448	$3,543,167	$3,598,420	$1,246,515

Investments in mutual funds, at net asset value	$12,989,944	$4,155,884	$4,631,574	$1,285,393

Receivable for units sold	—	—	—	3

Total assets	12,989,944	4,155,884	4,631,574	1,285,396

Liabilities
Payable for units redeemed	17	—	8	—

	$12,989,927	$4,155,884	$4,631,566	$1,285,396

Net Assets:
Deferred annuity contracts terminable by owners	$12,989,927	$4,155,884	$4,631,566	$1,285,396

Total net assets	$12,989,927	$4,155,884	$4,631,566	$1,285,396

Accumulation unit value:-Initial
M&E - 1.05%	$—	$—	$—	$—

M&E - 1.25%	$1.456813	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$1.441200	$—	$—	$—

M&E - 1.50%	$1.298472	$—	$—	$—

M&E - 1.75%	$1.286804	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.279864	$—	$—	$—

M&E - 2.00%	$1.275262	$—	$—	$—

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Oppenheimer Strategic Bond Subaccount	Putnam VT Global Equity Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Growth Opportunities Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	2,175,783	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	4,007,574	—	—	—

M&E - 1.50%	1,390,282	—	—	—

M&E - 1.75%	56,151	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	40,879	—	—	—

M&E - 2.00%	39,225	—	—	—

Accumulation unit value:-Service
M&E - 1.05%	$1.179555	$1.509913	$1.412855	$1.190992

M&E - 1.25%	$1.173338	$1.075443	$1.147043	$0.425839

M&E - 1.30%	$1.171816	$1.499993	$1.403566	$1.183153

M&E - 1.40%	$—	$1.064090	$1.137442	$0.422275

M&E - 1.50%	$1.165641	$1.260679	$1.160007	$0.994245

M&E - 1.75%	$—	$1.249348	$1.149585	$0.985316

M&E - 1.80%	$1.156506	$1.480429	$1.385251	$1.167711

M&E - 1.90%	$—	$1.242616	$1.143367	$0.980006

M&E - 2.00%	$1.150470	$1.238147	$1.139256	$0.976497

Accumulation units outstanding:-Service
M&E - 1.05%	138,985	—	—	—

M&E - 1.25%	106,128	764,712	1,078,724	656,970

M&E - 1.30%	654,725	9,790	91,910	6,097

M&E - 1.40%	—	2,890,983	2,158,145	1,898,462

M&E - 1.50%	610,918	192,378	644,485	156,178

M&E - 1.75%	—	—	3,294	—

M&E - 1.80%	177,510	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	79,600	—	51,844	42,465

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Putnam VT Money Market Subaccount	Putnam VT New Value Subaccount	Fidelity - VIP High Income Subaccount	Fidelity - VIP Equity-Income Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	719,630.773	—

Cost	$—	$—	$4,495,702	$—

Number of shares - Service	8,337,537.090	356,655.387	110,636.017	540,288.823

Cost	$8,337,537	$4,368,749	$719,869	$10,629,374

Investments in mutual funds, at net asset value	$8,337,537	$6,113,073	$5,091,200	$13,599,070

Receivable for units sold	17	3	—	—

Total assets	8,337,554	6,113,076	5,091,200	13,599,070

Liabilities
Payable for units redeemed	—	—	6	4

	$8,337,554	$6,113,076	$5,091,194	$13,599,066

Net Assets:
Deferred annuity contracts terminable by owners	$8,337,554	$6,113,076	$5,091,194	$13,599,066

Total net assets	$8,337,554	$6,113,076	$5,091,194	$13,599,066

Accumulation unit value:-Initial
M&E - 1.05%	$—	$—	$—	$—

M&E - 1.25%	$—	$—	$1.097159	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$1.082645	$—

M&E - 1.50%	$—	$—	$1.374834	$—

M&E - 1.75%	$—	$—	$1.362490	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$1.355170	$—

M&E - 2.00%	$—	$—	$1.350288	$—

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Putnam VT Money Market Subaccount	Putnam VT New Value Subaccount	Fidelity - VIP High Income Subaccount	Fidelity - VIP Equity-Income Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	—	1,255,893	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	1,588,343	—

M&E - 1.50%	—	—	776,186	—

M&E - 1.75%	—	—	8,293	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	17,293	—

M&E - 2.00%	—	—	162,296	—

Accumulation unit value:-Service
M&E - 1.05%	$1.006406	$1.547723	$1.231818	$1.451071

M&E - 1.25%	$1.113007	$1.721917	$1.225319	$1.222782

M&E - 1.30%	$0.999991	$1.537545	$1.223721	$1.441544

M&E - 1.40%	$1.101173	$1.703730	$—	$1.212580

M&E - 1.50%	$0.989728	$1.289045	$1.217313	$1.194842

M&E - 1.75%	$0.980834	$1.277481	$—	$1.184116

M&E - 1.80%	$0.986933	$1.517497	$1.207754	$1.422755

M&E - 1.90%	$0.975447	$1.270593	$—	$1.177725

M&E - 2.00%	$0.972058	$1.266030	$1.201443	$1.173503

Accumulation units outstanding:-Service
M&E - 1.05%	3,000	25,469	70,841	42,812

M&E - 1.25%	3,079,225	972,914	118,337	2,907,986

M&E - 1.30%	200,397	51,956	180,205	346,782

M&E - 1.40%	2,899,593	1,889,380	—	4,045,158

M&E - 1.50%	1,408,277	761,237	160,262	3,373,187

M&E - 1.75%	7,589	3,985	—	137,202

M&E - 1.80%	—	14,766	9,873	24,130

M&E - 1.90%	36,060	13,642	—	87,347

M&E - 2.00%	79,789	57,977	10,707	209,661

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Index 500 Subaccount	Fidelity - VIP Investment Grade Bond Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	174,913.370	1,959,983.900	266,407.257

Cost	$—	$21,916,114	$25,883,765	$3,971,073

Number of shares - Service	112,056.000	5,186.973	82,605.659	11,454.131

Cost	$2,901,822	$669,192	$1,066,392	$173,362

Investments in mutual funds, at net asset value	$3,730,344	$25,546,412	$26,047,748	$4,814,193

Receivable for units sold	2	3	—	—

Total assets	3,730,346	25,546,415	26,047,748	4,814,193

Liabilities
Payable for units redeemed	—	—	—	4

	$3,730,346	$25,546,415	$26,047,748	$4,814,189

Net Assets:
Deferred annuity contracts terminable by owners	$3,730,346	$25,546,415	$26,047,748	$4,814,189

Total net assets	$3,730,346	$25,546,415	$26,047,748	$4,814,189

Accumulation unit value:-Initial
M&E - 1.05%	$—	$—	$—	$—

M&E - 1.25%	$—	$1.702585	$1.576642	$1.210858

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$1.680065	$1.555765	$1.195419

M&E - 1.50%	$—	$1.154324	$1.152464	$1.181430

M&E - 1.75%	$—	$1.143979	$1.142129	$1.170815

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$1.137781	$1.135985	$1.164509

M&E - 2.00%	$—	$1.133709	$1.131888	$1.160306

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Index 500 Subaccount	Fidelity - VIP Investment Grade Bond Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	3,438,209	5,460,839	680,766

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	8,849,340	6,550,195	2,215,238

M&E - 1.50%	—	3,225,702	5,012,329	915,006

M&E - 1.75%	—	49,689	126,130	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	42,073	143,872	—

M&E - 2.00%	—	235,663	110,456	54,613

Accumulation unit value:-Service
M&E - 1.05%	$1.330522	$1.373172	$1.053526	$1.380383

M&E - 1.25%	$0.656486	$1.365949	$1.047982	$1.373121

M&E - 1.30%	$1.321749	$1.364137	$1.046587	$1.371316

M&E - 1.40%	$0.650990	$—	$—	$—

M&E - 1.50%	$1.025907	$1.356976	$1.041108	$1.364117

M&E - 1.75%	$1.016676	$—	$—	$—

M&E - 1.80%	$1.304530	$1.346339	$1.032945	$1.353416

M&E - 1.90%	$1.011177	$—	$—	$—

M&E - 2.00%	$1.007566	$1.339310	$1.027541	$1.346360

Accumulation units outstanding:-Service
M&E - 1.05%	17,240	19,825	206,360	27,419

M&E - 1.25%	1,694,097	44,759	55,701	—

M&E - 1.30%	28,556	104,270	444,791	46,877

M&E - 1.40%	2,429,511	—	—	—

M&E - 1.50%	774,218	162,798	135,585	50,594

M&E - 1.75%	1,506	—	—	—

M&E - 1.80%	31,032	38,905	44,939	—

M&E - 1.90%	10,038	—	—	—

M&E - 2.00%	128,514	168,610	106,544	19,467

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Templeton Foreign Securities Subaccount	Templeton Global Asset Allocation Subaccount	Franklin Small- Midcap Growth Securities Subaccount	Templeton Developing Markets Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	557,958.247	351,574.543	805,114.667	242,040.239

Cost	$6,348,363	$6,076,245	$11,799,222	$2,041,506

Investments in mutual funds, at net asset value	$8,715,308	$7,340,876	$16,392,135	$2,638,239

Receivable for units sold	14	—	—	—

Total assets	8,715,322	7,340,876	16,392,135	2,638,239

Liabilities
Payable for units redeemed	—	21	1	21

	$8,715,322	$7,340,855	$16,392,134	$2,638,218

Net Assets:
Deferred annuity contracts terminable by owners	$8,715,322	$7,340,855	$16,392,134	$2,638,218

Total net assets	$8,715,322	$7,340,855	$16,392,134	$2,638,218

Accumulation unit value:-Initial
M&E - 1.05%	$—	$—	$—	$—

M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Templeton Foreign Securities Subaccount	Templeton Global Asset Allocation Subaccount	Franklin Small- Midcap Growth Securities Subaccount	Templeton Developing Markets Securities Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	—	—	—	—

Accumulation unit value:-Service
M&E - 1.05%	$1.682567	$1.485495	$1.510352	$2.258546

M&E - 1.25%	$1.192303	$1.371644	$1.213958	$1.680601

M&E - 1.30%	$1.671531	$1.475738	$1.500435	$2.243725

M&E - 1.40%	$1.180593	$1.358207	$1.202034	$1.666506

M&E - 1.50%	$1.294863	$1.371006	$1.165475	$2.022534

M&E - 1.75%	$1.283230	$1.358672	$1.155005	$2.004370

M&E - 1.80%	$1.649735	$1.456483	$1.480872	$2.214490

M&E - 1.90%	$1.276322	$1.351371	$1.148787	$1.993596

M&E - 2.00%	$1.271735	$1.346501	$1.144662	$1.986414

Accumulation units outstanding:-Service
M&E - 1.05%	65,003	98,131	54,043	35,505

M&E - 1.25%	1,317,589	1,073,343	3,416,244	280,890

M&E - 1.30%	131,585	295,547	132,826	136,991

M&E - 1.40%	3,313,890	1,614,657	6,157,929	506,563

M&E - 1.50%	2,119,986	1,988,053	3,721,759	425,591

M&E - 1.75%	2,164	—	55,978	—

M&E - 1.80%	47,130	7,251	16,692	7,163

M&E - 1.90%	12,141	30,584	15,540	4,776

M&E - 2.00%	48,408	234,775	102,348	24,290

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Franklin Small Cap Value Securities Subaccount	Mutual Shares Securities Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	129,870.086	263,531.066	1,413,811.884	1,549,864.023

Cost	$1,987,066	$4,219,995	$15,822,343	$17,725,929

Investments in mutual funds, at net asset value	$2,180,519	$4,788,359	$18,068,516	$17,683,949

Receivable for units sold	6	2	102	—

Total assets	2,180,525	4,788,361	18,068,618	17,683,949

Liabilities
Payable for units redeemed	—	—	—	3

	$2,180,525	$4,788,361	$18,068,618	$17,683,946

Net Assets:
Deferred annuity contracts terminable by owners	$2,180,525	$4,788,361	$18,068,618	$17,683,946

Total net assets	$2,180,525	$4,788,361	$18,068,618	$17,683,946

Accumulation unit value:-Initial
M&E - 1.05%	$—	$—	$—	$—

M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Franklin Small Cap Value Securities Subaccount	Mutual Shares Securities Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	—	—	—	—

Accumulation unit value:-Service
M&E - 1.05%	$1.745809	$1.465530	$1.561860	$1.306332

M&E - 1.25%	$1.736627	$1.457816	$1.553639	$1.299459

M&E - 1.30%	$1.734350	$1.455901	$1.551604	$1.297758

M&E - 1.40%	$1.729804	$1.452057	$1.547514	$1.294347

M&E - 1.50%	$1.725261	$1.448263	$1.543443	$1.290949

M&E - 1.75%	$1.713967	$1.438782	$1.533351	$1.282491

M&E - 1.80%	$1.711725	$1.436914	$1.531359	$1.280824

M&E - 1.90%	$1.707267	$1.433160	$1.527333	$1.277463

M&E - 2.00%	$1.702801	$1.429413	$1.523349	$1.274130

Accumulation units outstanding:-Service
M&E - 1.05%	43,500	130,976	923,728	104,633

M&E - 1.25%	303,481	464,214	1,443,714	770,854

M&E - 1.30%	125,982	312,037	2,724,779	4,108,210

M&E - 1.40%	415,037	1,360,665	2,806,997	1,849,978

M&E - 1.50%	331,592	768,478	2,913,429	2,693,386

M&E - 1.75%	7,703	4,295	171,541	227,259

M&E - 1.80%	14,280	53,138	435,106	1,627,165

M&E - 1.90%	—	441	—	694,250

M&E - 2.00%	18,434	205,323	252,852	1,632,581

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	3,835,234.198	5,931,659.819	84,326.339	254,375.076

Cost	$44,559,832	$67,380,611	$1,037,206	$2,669,664

Investments in mutual funds, at net asset value	$46,789,857	$75,628,663	$1,152,741	$2,876,982

Receivable for units sold	102	244	2	24

Total assets	46,789,959	75,628,907	1,152,743	2,877,006

Liabilities
Payable for units redeemed	—	—	—	—

	$46,789,959	$75,628,907	$1,152,743	$2,877,006

Net Assets:
Deferred annuity contracts terminable by owners	$46,789,959	$75,628,907	$1,152,743	$2,877,006

Total net assets	$46,789,959	$75,628,907	$1,152,743	$2,877,006

Accumulation unit value:-Initial
M&E - 1.05%	$—	$—	$—	$—

M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—

M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.50%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 2.00%	—	—	—	—

Accumulation unit value:-Service
M&E - 1.05%	$1.378789	$1.470819	$1.564537	$1.425297

M&E - 1.25%	$1.371540	$1.463095	$1.556301	$1.417783

M&E - 1.30%	$1.369719	$1.461149	$1.554244	$1.415922

M&E - 1.40%	$1.366124	$1.457326	$1.550164	$1.412194

M&E - 1.50%	$1.362531	$1.453499	$1.546069	$1.408489

M&E - 1.75%	$1.353622	$1.443975	$1.535967	$1.399271

M&E - 1.80%	$1.351853	$1.442088	$1.533955	$1.397454

M&E - 1.90%	$1.348315	$1.438320	$1.529958	$1.393806

M&E - 2.00%	$1.344798	$1.434575	$1.525977	$1.390158

Accumulation units outstanding:-Service
M&E - 1.05%	1,854,230	3,850,641	32,142	68,923

M&E - 1.25%	2,441,438	6,500,235	89,194	112,511

M&E - 1.30%	11,257,999	10,368,689	238,331	372,671

M&E - 1.40%	4,543,988	9,904,047	98,555	301,820

M&E - 1.50%	10,419,629	15,468,776	251,015	1,031,111

M&E - 1.75%	7,010	36,039	—	—

M&E - 1.80%	2,322,260	2,006,880	27,228	95,015

M&E - 1.90%	31,527	58,785	—	—

M&E - 2.00%	1,389,407	3,733,989	6,940	57,740

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Capital Guardian Value Subaccount	Federated Growth & Income Subaccount	PIMCO Total Return Subaccount	Transamerica Equity Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—	—

Cost	$—	$—	$—	$—	$—

Number of shares - Service	105,871.051	71,984.532	411,999.186	141,840.818	0.085

Cost	$2,045,695	$1,275,851	$4,569,790	$2,907,009	$1

Investments in mutual funds, at net asset value	$2,187,296	$1,227,336	$4,503,151	$3,367,301	$1

Receivable for units sold	11	—	—	37	—

Total assets	2,187,307	1,227,336	4,503,151	3,367,338	1

Liabilities
Payable for units redeemed	—	2	18	—	1

	$2,187,307	$1,227,334	$4,503,133	$3,367,338	$—

Net Assets:
Deferred annuity contracts terminable by owners	$2,187,307	$1,227,334	$4,503,133	$3,367,338	$—

Total net assets	$2,187,307	$1,227,334	$4,503,133	$3,367,338	$—

Accumulation unit value:-Initial
M&E - 1.05%	$—	$—	$—	$—	$—

M&E - 1.25%	$—	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—	$—

M&E - 1.50%	$—	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—	$—

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Assets and Liabilities

December 31, 2005

	Capital Guardian Value Subaccount	Federated Growth & Income Subaccount	PIMCO Total Return Subaccount	Transamerica Equity Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Accumulation units outstanding:-Initial
M&E - 1.05%	—	—	—	—	—

M&E - 1.25%	—	—	—	—	—

M&E - 1.30%	—	—	—	—	—

M&E - 1.40%	—	—	—	—	—

M&E - 1.50%	—	—	—	—	—

M&E - 1.75%	—	—	—	—	—

M&E - 1.80%	—	—	—	—	—

M&E - 1.90%	—	—	—	—	—

M&E - 2.00%	—	—	—	—	—

Accumulation unit value:-Service
M&E - 1.05%	$1.576781	$1.333486	$1.055332	$1.598988	$1.039171

M&E - 1.25%	$1.568457	$1.326466	$1.049774	$1.590603	$1.034732

M&E - 1.30%	$1.566401	$1.324708	$1.048392	$1.588512	$1.033637

M&E - 1.40%	$1.562293	$1.321228	$1.045630	$1.584341	$1.031447

M&E - 1.50%	$1.558191	$1.317754	$1.042889	$1.580157	$1.029250

M&E - 1.75%	$1.547996	$1.309140	$1.036061	$1.569849	$1.023786

M&E - 1.80%	$1.545974	$1.307427	$1.034705	$1.567795	$1.022698

M&E - 1.90%	$1.541935	$1.304001	$1.031999	$1.563677	$1.020537

M&E - 2.00%	$1.537894	$1.300582	$1.029279	$1.559602	$1.018397

Accumulation units outstanding:-Service
M&E - 1.05%	64,801	109,281	172,725	236,540	—

M&E - 1.25%	141,888	89,325	958,857	615,742	—

M&E - 1.30%	331,921	150,268	518,375	245,485	—

M&E - 1.40%	338,493	332,067	1,448,294	462,258	—

M&E - 1.50%	426,916	174,355	767,228	450,962	—

M&E - 1.75%	—	—	11,738	—	—

M&E - 1.80%	32,162	6,595	167,057	71,353	—

M&E - 1.90%	5,024	13,072	—	—	—

M&E - 2.00%	59,273	53,745	263,562	40,346	—

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. International Growth Subaccount	AIM V.I. Premier Equity Subaccount
Net investment income (loss)
Income:
Dividends	$2,988	$126,117	$25,159	$137,049
Expenses:
Administrative, mortality and expense risk charge	76,757	130,065	53,021	248,529

Net investment income (loss)	(73,769)	(3,948)	(27,862)	(111,480)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,086,360	3,044,687	737,880	5,637,638
Cost of investments sold	940,726	4,228,616	762,014	8,946,249

Net realized capital gains (losses) on investments	145,634	(1,183,929)	(24,134)	(3,308,611)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,209,024	(2,223,112)	521,938	(7,267,279)
End of period	1,482,534	(732,183)	1,166,839	(3,190,642)

Net change in unrealized appreciation/depreciation of investments	273,510	1,490,929	644,901	4,076,637

Net realized and unrealized capital gains (losses) on investments	419,144	307,000	620,767	768,026

Increase (decrease) in net assets from operations	$345,375	$303,052	$592,905	$656,546

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	AIM V.I. Demographic Trends Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Global Technology Subaccount	Davis Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$198,560
Expenses:
Administrative, mortality and expense risk charge	21,196	71,068	19,395	287,321

Net investment income (loss)	(21,196)	(71,068)	(19,395)	(88,761)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	435,706	671,822	358,082	3,297,167
Cost of investments sold	432,284	586,518	269,057	2,651,456

Net realized capital gains (losses) on investments	3,422	85,304	89,025	645,711

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	264,980	949,022	300,194	4,821,008
End of period	341,032	1,564,523	240,964	5,805,024

Net change in unrealized appreciation/depreciation of investments	76,052	615,501	(59,230)	984,016

Net realized and unrealized capital gains (losses) on investments	79,474	700,805	29,795	1,629,727

Increase (decrease) in net assets from operations	$58,278	$629,737	$10,400	$1,540,966

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Evergreen VA Balanced Subaccount	Evergreen VA Fundamental Large Cap Subaccount	Evergreen VA International Equity Subaccount	Evergreen VA Growth Subaccount
Net investment income (loss)
Income:
Dividends	$258,239	$114,401	$192,527	$—
Expenses:
Administrative, mortality and expense risk charge	152,589	176,399	113,755	74,444

Net investment income (loss)	105,650	(61,998)	78,772	(74,444)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	3,867,429	3,070,490	1,549,242	1,230,560
Cost of investments sold	4,358,914	2,456,931	1,056,854	886,663

Net realized capital gains (losses) on investments	(491,485)	613,559	492,388	343,897

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(334,419)	1,396,680	1,859,845	1,747,376
End of period	425,932	1,928,106	2,377,306	1,716,627

Net change in unrealized appreciation/depreciation of investments	760,351	531,426	517,461	(30,749)

Net realized and unrealized capital gains (losses) on investments	268,866	1,144,985	1,009,849	313,148

Increase (decrease) in net assets from operations	$374,516	$1,082,987	$1,088,621	$238,704

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Evergreen VA High Income Subaccount	Evergreen VA Omega Subaccount	Federated American Leaders Fund II Subaccount	Federated High Income Bond Fund II Subaccount
Net investment income (loss)
Income:
Dividends	$364,385	$10,700	$95,954	$771,761
Expenses:
Administrative, mortality and expense risk charge	94,158	93,601	85,724	125,870

Net investment income (loss)	270,227	(82,901)	10,230	645,891

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,398,734	1,921,735	1,447,219	2,573,821
Cost of investments sold	1,308,449	1,617,710	1,286,167	2,553,252

Net realized capital gains (losses) on investments	90,285	304,025	161,052	20,569

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	161,035	1,625,725	1,398,122	1,090,947
End of period	(203,091)	1,500,348	1,423,438	512,785

Net change in unrealized appreciation/depreciation of investments	(364,126)	(125,377)	25,316	(578,162)

Net realized and unrealized capital gains (losses) on investments	(273,841)	178,648	186,368	(557,593)

Increase (decrease) in net assets from operations	$(3,614)	$95,747	$196,598	$88,298

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Federated Kaufmann Fund II Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$34,793	$836,122
Expenses:
Administrative, mortality and expense risk charge	90,785	118,394	94,946	583,061

Net investment income (loss)	(90,785)	(118,394)	(60,153)	253,061

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	8,021	—	—	1,648,234
Proceeds from sales	1,035,197	2,437,351	1,847,380	6,154,969
Cost of investments sold	858,553	4,910,952	2,771,219	5,662,079

Net realized capital gains (losses) on investments	184,665	(2,473,601)	(923,839)	2,141,124

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	716,310	(4,677,972)	(1,298,880)	6,810,170
End of period	1,242,447	(1,516,806)	91,176	4,943,385

Net change in unrealized appreciation/depreciation of investments	526,137	3,161,166	1,390,056	(1,866,785)

Net realized and unrealized capital gains (losses) on investments	710,802	687,565	466,217	274,339

Increase (decrease) in net assets from operations	$620,017	$569,171	$406,064	$527,400

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	MFS Utilities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Balanced Subaccount
Net investment income (loss)
Income:
Dividends	$84,838	$250,581	$152,509	$151,402
Expenses:
Administrative, mortality and expense risk charge	191,314	371,849	153,943	115,539

Net investment income (loss)	(106,476)	(121,268)	(1,434)	35,863

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	310,180
Proceeds from sales	2,931,534	5,119,379	2,020,606	1,685,236
Cost of investments sold	3,056,160	7,176,653	1,817,977	1,526,813

Net realized capital gains (losses) on investments	(124,626)	(2,057,274)	202,629	468,603

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,832,953	336,712	2,217,607	1,684,887
End of period	4,019,899	3,374,097	2,455,665	1,371,439

Net change in unrealized appreciation/depreciation of investments	2,186,946	3,037,385	238,058	(313,448)

Net realized and unrealized capital gains (losses) on investments	2,062,320	980,111	440,687	155,155

Increase (decrease) in net assets from operations	$1,955,844	$858,843	$439,253	$191,018

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Oppenheimer Strategic Bond Subaccount	Putnam VT Global Equity Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$620,519	$36,111	$74,213	$9,125
Expenses:
Administrative, mortality and expense risk charge	187,069	60,019	65,123	19,182

Net investment income (loss)	433,450	(23,908)	9,090	(10,057)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	3,075,167	1,102,549	767,111	256,997
Cost of investments sold	2,777,159	1,694,752	697,431	356,986

Net realized capital gains (losses) on investments	298,008	(592,203)	69,680	(99,989)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,778,355	(294,671)	941,026	(103,578)
End of period	1,204,677	612,717	1,033,154	38,878

Net change in unrealized appreciation/depreciation of investments	(573,678)	907,388	92,128	142,456

Net realized and unrealized capital gains (losses) on investments	(275,670)	315,185	161,808	42,467

Increase (decrease) in net assets from operations	$157,780	$291,277	$170,898	$32,410

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Putnam VT Money Market Subaccount	Putnam VT New Value Subaccount	Fidelity - VIP High Income Subaccount	Fidelity - VIP Equity-Income Subaccount
Net investment income (loss)
Income:
Dividends	$225,371	$56,961	$815,088	$208,406
Expenses:
Administrative, mortality and expense risk charge	126,171	88,359	76,067	196,074

Net investment income (loss)	99,200	(31,398)	739,021	12,332

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	515,226
Proceeds from sales	7,424,619	1,372,846	1,501,418	2,114,132
Cost of investments sold	7,424,619	1,103,950	1,322,854	1,947,074

Net realized capital gains (losses) on investments	—	268,896	178,564	682,284

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	1,716,748	751,636	3,153,779
End of period	—	1,744,324	(124,371)	2,969,696

Net change in unrealized appreciation/depreciation of investments	—	27,576	(876,007)	(184,083)

Net realized and unrealized capital gains (losses) on investments	—	296,472	(697,443)	498,201

Increase (decrease) in net assets from operations	$99,200	$265,074	$41,578	$510,533

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Index 500 Subaccount	Fidelity - VIP Investment Grade Bond Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Net investment income (loss)
Income:
Dividends	$11,746	$498,844	$1,066,680	$44,826
Expenses:
Administrative, mortality and expense risk charge	55,280	373,458	391,550	72,317

Net investment income (loss)	(43,534)	125,386	675,130	(27,491)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	645,278	—
Proceeds from sales	1,218,124	5,333,651	6,361,441	1,580,475
Cost of investments sold	959,084	6,378,473	6,437,890	1,960,598

Net realized capital gains (losses) on investments	259,040	(1,044,822)	568,829	(380,123)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	905,287	1,223,694	134,119	(74,824)
End of period	828,522	2,961,106	(902,409)	669,758

Net change in unrealized appreciation/depreciation of investments	(76,765)	1,737,412	(1,036,528)	744,582

Net realized and unrealized capital gains (losses) on investments	182,275	692,590	(467,699)	364,459

Increase (decrease) in net assets from operations	$138,741	$817,976	$207,431	$336,968

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Templeton Foreign Securities Subaccount	Templeton Global Asset Allocation Subaccount	Franklin Small- Midcap Growth Securities Subaccount	Templeton Developing Markets Securities Subaccount
Net investment income (loss)
Income:
Dividends	$97,524	$266,221	$—	$23,747
Expenses:
Administrative, mortality and expense risk charge	114,903	102,981	229,882	27,326

Net investment income (loss)	(17,379)	163,240	(229,882)	(3,579)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,359,619	1,138,878	2,448,539	480,121
Cost of investments sold	1,104,253	846,455	2,548,347	302,797

Net realized capital gains (losses) on investments	255,366	292,423	(99,808)	177,324

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,907,555	1,561,213	3,787,310	295,782
End of period	2,366,945	1,264,631	4,592,913	596,733

Net change in unrealized appreciation/depreciation of investments	459,390	(296,582)	805,603	300,951

Net realized and unrealized capital gains (losses) on investments	714,756	(4,159)	705,795	478,275

Increase (decrease) in net assets from operations	$697,377	$159,081	$475,913	$474,696

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Franklin Small Cap Value Securities Subaccount	Mutual Shares Securities Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Net investment income (loss)
Income:
Dividends	$13,429	$35,428	$64,369	$392,600
Expenses:
Administrative, mortality and expense risk charge	26,443	56,003	219,375	216,507

Net investment income (loss)	(13,014)	(20,575)	(155,006)	176,093

Net realized and unrealized capital gains (losses)on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	10,863	13,271	799,461	1,090,138
Proceeds from sales	637,223	346,883	1,894,304	1,643,179
Cost of investments sold	529,421	271,286	1,478,656	1,469,498

Net realized capital gains (losses) on investments	118,665	88,868	1,215,109	1,263,819

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	178,479	254,102	1,579,344	793,972
End of period	193,453	568,364	2,246,173	(41,980)

Net change in unrealized appreciation/depreciation of investments	14,974	314,262	666,829	(835,952)

Net realized and unrealized capital gains (losses) on investments	133,639	403,130	1,881,938	427,867

Increase (decrease) in net assets from operations	$120,625	$382,555	$1,726,932	$603,960

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Net investment income (loss)
Income:
Dividends	$597,878	$650,565	$3,545	$11,579
Expenses:
Administrative, mortality and expense risk charge	440,569	804,646	14,950	41,805

Net investment income (loss)	157,309	(154,081)	(11,405)	(30,226)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	1,393,199	2,042,268	33,200	79,755
Proceeds from sales	1,987,635	1,932,758	403,380	818,608
Cost of investments sold	1,634,546	1,514,555	372,349	732,976

Net realized capital gains (losses) on investments	1,746,288	2,460,471	64,231	165,387

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	1,976,902	5,213,265	83,257	219,158
End of period	2,230,025	8,248,052	115,535	207,318

Net change in unrealized appreciation/depreciation of investments	253,123	3,034,787	32,278	(11,840)

Net realized and unrealized capital gains (losses) on investments	1,999,411	5,495,258	96,509	153,547

Increase (decrease) in net assets from operations	$2,156,720	$5,341,177	$85,104	$123,321

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Operations

Year Ended December 31, 2005

	Capital Guardian Value Subaccount	Federated Growth & Income Subaccount	PIMCO Total Return Subaccount	Transamerica Equity Subaccount	Transamerica U.S. Government Securities-PAM Subaccount
Net investment income (loss)
Income:
Dividends	$19,519	$27,010	$64,786	$7,096	$—
Expenses:
Administrative, mortality and expense risk charge	30,381	15,523	53,733	28,700	223

Net investment income (loss)	(10,862)	11,487	11,053	(21,604)	(223)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	113,738	103,051	89,085	37,935	—
Proceeds from sales	615,438	255,437	710,678	203,804	67,129
Cost of investments sold	551,901	254,496	704,412	167,136	66,423

Net realized capital gains (losses) on investments	177,275	103,992	95,351	74,603	706

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	173,249	24,980	25,709	130,115	79
End of period	141,601	(48,515)	(66,639)	460,292	—

Net change in unrealized appreciation/depreciation of investments	(31,648)	(73,495)	(92,348)	330,177	(79)

Net realized and unrealized capital gains (losses) on investments	145,627	30,497	3,003	404,780	627

Increase (decrease) in net assets from operations	$134,765	$41,984	$14,056	$383,176	$404

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	AIM V.I. Capital Appreciation Subaccount		AIM V.I. Core Equity Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(73,769)	$(81,622)	$(3,948)	$(52,928)
Net realized capital gains (losses) on investments	145,634	(30,095)	(1,183,929)	(1,195,414)
Net change in unrealized appreciation/depreciation of investments	273,510	371,420	1,490,929	2,050,216

Increase (decrease) in net assets from operations	345,375	259,703	303,052	801,874
Contract transactions
Net contract purchase payments	77,554	266,617	11,154	119,772
Transfer payments from (to) other subaccounts or general account	(315,979)	(200,602)	(754,642)	(596,309)
Contract terminations, withdrawals, and other deductions	(591,184)	(268,079)	(2,139,508)	(1,484,479)
Contract maintenance charges	(13,313)	(13,535)	(12,607)	(15,512)

Increase (decrease) in net assets from contract transactions	(842,922)	(215,599)	(2,895,603)	(1,976,528)

Net increase (decrease) in net assets	(497,547)	44,104	(2,592,551)	(1,174,654)
Net assets:
Beginning of the period	5,705,003	5,660,899	11,032,847	12,207,501

End of the period	$5,207,456	$5,705,003	$8,440,296	$11,032,847

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	AIM V.I. International Growth Subaccount		AIM V.I. Premier Equity Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(27,862)	$(25,226)	$(111,480)	$(212,835)
Net realized capital gains (losses) on investments	(24,134)	(241,292)	(3,308,611)	(3,259,992)
Net change in unrealized appreciation/depreciation of investments	644,901	1,006,480	4,076,637	4,296,515

Increase (decrease) in net assets from operations	592,905	739,962	656,546	823,688
Contract transactions
Net contract purchase payments	12,774	51,954	47,959	105,393
Transfer payments from (to) other subaccounts or general account	28,032	137,506	(1,424,850)	(1,637,588)
Contract terminations, withdrawals, and other deductions	(597,565)	(281,578)	(3,953,976)	(3,002,776)
Contract maintenance charges	(6,474)	(5,349)	(20,662)	(24,677)

Increase (decrease) in net assets from contract transactions	(563,233)	(97,467)	(5,351,529)	(4,559,648)

Net increase (decrease) in net assets	29,672	642,495	(4,694,983)	(3,735,960)
Net assets:
Beginning of the period	4,008,836	3,366,341	20,993,648	24,729,608

End of the period	$4,038,508	$4,008,836	$16,298,665	$20,993,648

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	AIM V.I. Demographic Trends Subaccount		AllianceBernste in Large Cap Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(21,196)	$(23,470)	$(71,068)	$(71,130)
Net realized capital gains (losses) on investments	3,422	(51,641)	85,304	(68,249)
Net change in unrealized appreciation/depreciation of investments	76,052	178,006	615,501	469,685

Increase (decrease) in net assets from operations	58,278	102,895	629,737	330,306
Contract transactions
Net contract purchase payments	1,652	167,428	241,990	304,286
Transfer payments from (to) other subaccounts or general account	(253,052)	(36,765)	(241,699)	(386,880)
Contract terminations, withdrawals, and other deductions	(154,167)	(132,761)	(303,438)	(219,198)
Contract maintenance charges	(4,117)	(3,807)	(14,093)	(12,881)

Increase (decrease) in net assets from contract transactions	(409,684)	(5,905)	(317,240)	(314,673)

Net increase (decrease) in net assets	(351,406)	96,990	312,497	15,633
Net assets:
Beginning of the period	1,727,926	1,630,936	5,160,276	5,144,643

End of the period	$1,376,520	$1,727,926	$5,472,773	$5,160,276

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	AllianceBernste in Global Technology Subaccount		Davis Value Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(19,395)	$(22,134)	$(88,761)	$(112,415)
Net realized capital gains (losses) on investments	89,025	177,798	645,711	111,297
Net change in unrealized appreciation/depreciation of investments	(59,230)	(115,094)	984,016	2,071,714

Increase (decrease) in net assets from operations	10,400	40,570	1,540,966	2,070,596
Contract transactions
Net contract purchase payments	6,433	96,378	707,130	864,773
Transfer payments from (to) other subaccounts or general account	(236,122)	(42,344)	(407,539)	1,059,032
Contract terminations, withdrawals, and other deductions	(30,132)	(94,252)	(2,282,414)	(1,083,193)
Contract maintenance charges	(4,394)	(3,837)	(49,013)	(45,699)

Increase (decrease) in net assets from contract transactions	(264,215)	(44,055)	(2,031,836)	794,913

Net increase (decrease) in net assets	(253,815)	(3,485)	(490,870)	2,865,509
Net assets:
Beginning of the period	1,654,172	1,657,657	21,281,961	18,416,452

End of the period	$1,400,357	$1,654,172	$20,791,091	$21,281,961

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Evergreen VA Balanced Subaccount		Evergreen VA Fundamental Large Cap Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$105,650	$(84,826)	$(61,998)	$(31,425)
Net realized capital gains (losses) on investments	(491,485)	(768,135)	613,559	(118,222)
Net change in unrealized appreciation/depreciation of investments	760,351	1,468,052	531,426	938,046

Increase (decrease) in net assets from operations	374,516	615,091	1,082,987	788,399
Contract transactions
Net contract purchase payments	12,956	352,235	154,511	940,402
Transfer payments from (to) other subaccounts or general account	(1,059,748)	(1,461,769)	1,792,459	(664,562)
Contract terminations, withdrawals, and other deductions	(2,625,161)	(2,520,934)	(1,771,736)	(1,156,637)
Contract maintenance charges	(13,785)	(14,491)	(29,699)	(19,343)

Increase (decrease) in net assets from contract transactions	(3,685,738)	(3,644,959)	145,535	(900,140)

Net increase (decrease) in net assets	(3,311,222)	(3,029,868)	1,228,522	(111,741)
Net assets:
Beginning of the period	13,256,352	16,286,220	11,449,064	11,560,805

End of the period	$9,945,130	$13,256,352	$12,677,586	$11,449,064

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Evergreen VA International Equity Subaccount		Evergreen VA Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$78,772	$(12,527)	$(74,444)	$(77,191)
Net realized capital gains (losses) on investments	492,388	72,114	343,897	70,707
Net change in unrealized appreciation/depreciation of investments	517,461	1,148,514	(30,749)	621,285

Increase (decrease) in net assets from operations	1,088,621	1,208,101	238,704	614,801
Contract transactions
Net contract purchase payments	270,901	813,432	113,503	396,402
Transfer payments from (to) other subaccounts or general account	(77,402)	37,211	(514,486)	(34,506)
Contract terminations, withdrawals, and other deductions	(814,616)	(457,168)	(497,069)	(398,792)
Contract maintenance charges	(22,963)	(17,058)	(16,387)	(15,379)

Increase (decrease) in net assets from contract transactions	(644,080)	376,417	(914,439)	(52,275)

Net increase (decrease) in net assets	444,541	1,584,518	(675,735)	562,526
Net assets:
Beginning of the period	8,258,227	6,673,709	5,798,959	5,236,433

End of the period	$8,702,768	$8,258,227	$5,123,224	$5,798,959

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Evergreen VA High Income Subaccount		Evergreen VA Omega Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$270,227	$265,178	$(82,901)	$(95,737)
Net realized capital gains (losses) on investments	90,285	94,411	304,025	64,202
Net change in unrealized appreciation/depreciation of investments	(364,126)	77,512	(125,377)	382,020

Increase (decrease) in net assets from operations	(3,614)	437,101	95,747	350,485
Contract transactions
Net contract purchase payments	341,811	1,006,564	155,027	991,121
Transfer payments from (to) other subaccounts or general account	(340,832)	(267,748)	(1,213,044)	596,930
Contract terminations, withdrawals, and other deductions	(751,672)	(440,687)	(316,053)	(310,128)
Contract maintenance charges	(19,937)	(15,695)	(24,405)	(17,222)

Increase (decrease) in net assets from contract transactions	(770,630)	282,434	(1,398,475)	1,260,701

Net increase (decrease) in net assets	(774,244)	719,535	(1,302,728)	1,611,186
Net assets:
Beginning of the period	6,921,380	6,201,845	7,305,928	5,694,742

End of the period	$6,147,136	$6,921,380	$6,003,200	$7,305,928

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Federated American Leaders Fund II Subaccount		Federated High Income Bond Fund II Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$10,230	$(952)	$645,891	$622,567
Net realized capital gains (losses) on investments	161,052	27,567	20,569	(402,367)
Net change in unrealized appreciation/depreciation of investments	25,316	498,056	(578,162)	651,315

Increase (decrease) in net assets from operations	196,598	524,671	88,298	871,515
Contract transactions
Net contract purchase payments	75,485	236,676	381,452	376,484
Transfer payments from (to) other subaccounts or general account	(679,484)	183,484	(555,263)	(438,726)
Contract terminations, withdrawals, and other deductions	(621,858)	(349,091)	(1,775,178)	(1,532,874)
Contract maintenance charges	(15,144)	(15,193)	(12,656)	(11,643)

Increase (decrease) in net assets from contract transactions	(1,241,001)	55,876	(1,961,645)	(1,606,759)

Net increase (decrease) in net assets	(1,044,403)	580,547	(1,873,347)	(735,244)
Net assets:
Beginning of the period	6,879,934	6,299,387	10,129,048	10,864,292

End of the period	$5,835,531	$6,879,934	$8,255,701	$10,129,048

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Federated Kaufmann Fund II Subaccount		MFS Emerging Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(90,785)	$(60,833)	$(118,394)	$(140,815)
Net realized capital gains (losses) on investments	184,665	68,286	(2,473,601)	(3,214,188)
Net change in unrealized appreciation/depreciation of investments	526,137	612,434	3,161,166	4,422,451

Increase (decrease) in net assets from operations	620,017	619,887	569,171	1,067,448
Contract transactions
Net contract purchase payments	714,746	1,446,382	50,636	96,232
Transfer payments from (to) other subaccounts or general account	337,768	1,677,320	(734,175)	(1,088,735)
Contract terminations, withdrawals, and other deductions	(453,586)	(151,276)	(1,540,487)	(1,251,557)
Contract maintenance charges	(23,858)	(11,528)	(10,340)	(12,702)

Increase (decrease) in net assets from contract transactions	575,070	2,960,898	(2,234,366)	(2,256,762)

Net increase (decrease) in net assets	1,195,087	3,580,785	(1,665,195)	(1,189,314)
Net assets:
Beginning of the period	5,815,749	2,234,964	9,871,032	11,060,346

End of the period	$7,010,836	$5,815,749	$8,205,837	$9,871,032

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	MFS Research Subaccount		MFS Total Return Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(60,153)	$(20,366)	$253,061	$96,628
Net realized capital gains (losses) on investments	(923,839)	(1,303,209)	2,141,124	621,143
Net change in unrealized appreciation/depreciation of investments	1,390,056	2,334,787	(1,866,785)	3,192,145

Increase (decrease) in net assets from operations	406,064	1,011,212	527,400	3,909,916
Contract transactions
Net contract purchase payments	77,408	97,484	1,843,725	2,982,828
Transfer payments from (to) other subaccounts or general account	(276,588)	(583,607)	(845,731)	64,335
Contract terminations, withdrawals, and other deductions	(1,353,688)	(1,094,332)	(4,323,613)	(3,716,989)
Contract maintenance charges	(9,025)	(9,554)	(95,597)	(86,711)

Increase (decrease) in net assets from contract transactions	(1,561,893)	(1,590,009)	(3,421,216)	(756,537)

Net increase (decrease) in net assets	(1,155,829)	(578,797)	(2,893,816)	3,153,379
Net assets:
Beginning of the period	7,681,162	8,259,959	43,633,182	40,479,803

End of the period	$6,525,333	$7,681,162	$40,739,366	$43,633,182

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	MFS Utilities Subaccount		Oppenheimer Capital Appreciation Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(106,476)	$11,108	$(121,268)	$(311,873)
Net realized capital gains (losses) on investments	(124,626)	(973,372)	(2,057,274)	(1,037,627)
Net change in unrealized appreciation/depreciation of investments	2,186,946	4,153,030	3,037,385	2,818,496

Increase (decrease) in net assets from operations	1,955,844	3,190,766	858,843	1,468,996
Contract transactions
Net contract purchase payments	217,720	154,956	568,447	1,287,617
Transfer payments from (to) other subaccounts or general account	(79,646)	(829,059)	(1,470,374)	(255,746)
Contract terminations, withdrawals, and other deductions	(2,177,502)	(1,007,618)	(3,149,515)	(2,543,208)
Contract maintenance charges	(17,378)	(14,310)	(57,365)	(57,646)

Increase (decrease) in net assets from contract transactions	(2,056,806)	(1,696,031)	(4,108,807)	(1,568,983)

Net increase (decrease) in net assets	(100,962)	1,494,735	(3,249,964)	(99,987)
Net assets:
Beginning of the period	13,952,148	12,457,413	28,953,769	29,053,756

End of the period	$13,851,186	$13,952,148	$25,703,805	$28,953,769

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Oppenheimer Main Street Subaccount		Oppenheimer Balanced Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(1,434)	$(67,411)	$35,863	$(30,544)
Net realized capital gains (losses) on investments	202,629	(33,558)	468,603	21,546
Net change in unrealized appreciation/depreciation of investments	238,058	953,189	(313,448)	715,462

Increase (decrease) in net assets from operations	439,253	852,220	191,018	706,464
Contract transactions
Net contract purchase payments	183,311	299,584	148,215	337,217
Transfer payments from (to) other subaccounts or general account	(788,662)	(183,120)	(541,201)	113,036
Contract terminations, withdrawals, and other deductions	(1,043,797)	(761,755)	(916,540)	(1,127,485)
Contract maintenance charges	(25,324)	(25,207)	(18,306)	(20,323)

Increase (decrease) in net assets from contract transactions	(1,674,472)	(670,498)	(1,327,832)	(697,555)

Net increase (decrease) in net assets	(1,235,219)	181,722	(1,136,814)	8,909
Net assets:
Beginning of the period	11,649,939	11,468,217	8,935,731	8,926,822

End of the period	$10,414,720	$11,649,939	$7,798,917	$8,935,731

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Oppenheimer Strategic Bond Subaccount		Putnam VT Global Equity Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$433,450	$531,344	$(23,908)	$35,104
Net realized capital gains (losses) on investments	298,008	135,294	(592,203)	(1,369,146)
Net change in unrealized appreciation/depreciation of investments	(573,678)	299,395	907,388	1,881,146

Increase (decrease) in net assets from operations	157,780	966,033	291,277	547,104
Contract transactions
Net contract purchase payments	971,522	802,398	23,775	28,157
Transfer payments from (to) other subaccounts or general account	194,646	(399,170)	(182,664)	(409,479)
Contract terminations, withdrawals, and other deductions	(2,585,894)	(2,039,488)	(842,147)	(555,965)
Contract maintenance charges	(24,749)	(19,388)	(5,046)	(5,405)

Increase (decrease) in net assets from contract transactions	(1,444,475)	(1,655,648)	(1,006,082)	(942,692)

Net increase (decrease) in net assets	(1,286,695)	(689,615)	(714,805)	(395,588)
Net assets:
Beginning of the period	14,276,622	14,966,237	4,870,689	5,266,277

End of the period	$12,989,927	$14,276,622	$4,155,884	$4,870,689

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Putnam VT Growth and Income Subaccount		Putnam VT Growth Opportunities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$9,090	$9,798	$(10,057)	$(19,776)
Net realized capital gains (losses) on investments	69,680	22,342	(99,989)	(37,022)
Net change in unrealized appreciation/depreciation of investments	92,128	414,289	142,456	60,545

Increase (decrease) in net assets from operations	170,898	446,429	32,410	3,747
Contract transactions
Net contract purchase payments	21,687	286,661	12,434	79,138
Transfer payments from (to) other subaccounts or general account	(326,058)	(243,773)	(107,900)	1,141
Contract terminations, withdrawals, and other deductions	(311,023)	(285,348)	(132,787)	(59,267)
Contract maintenance charges	(9,310)	(9,048)	(3,421)	(3,238)

Increase (decrease) in net assets from contract transactions	(624,704)	(251,508)	(231,674)	17,774

Net increase (decrease) in net assets	(453,806)	194,921	(199,264)	21,521
Net assets:
Beginning of the period	5,085,372	4,890,451	1,484,660	1,463,139

End of the period	$4,631,566	$5,085,372	$1,285,396	$1,484,660

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Putnam VT Money Market Subaccount		Putnam VT New Value Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$99,200	$(63,458)	$(31,398)	$(34,204)
Net realized capital gains (losses) on investments	—	—	268,896	85,265
Net change in unrealized appreciation/depreciation of investments	—	—	27,576	819,784

Increase (decrease) in net assets from operations	99,200	(63,458)	265,074	870,845
Contract transactions
Net contract purchase payments	61,005	1,437,051	140,288	239,666
Transfer payments from (to) other subaccounts or general account	2,805,372	423,845	(198,138)	(195,628)
Contract terminations, withdrawals, and other deductions	(2,734,244)	(3,451,886)	(922,884)	(777,887)
Contract maintenance charges	(16,105)	(10,033)	(12,468)	(11,479)

Increase (decrease) in net assets from contract transactions	116,028	(1,601,023)	(993,202)	(745,328)

Net increase (decrease) in net assets	215,228	(1,664,481)	(728,128)	125,517
Net assets:
Beginning of the period	8,122,326	9,786,807	6,841,204	6,715,687

End of the period	$8,337,554	$8,122,326	$6,113,076	$6,841,204

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Fidelity - VIP High Income Subaccount		Fidelity - VIP Equity-Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$739,021	$392,647	$12,332	$(6,650)
Net realized capital gains (losses) on investments	178,564	(37,074)	682,284	134,730
Net change in unrealized appreciation/depreciation of investments	(876,007)	115,846	(184,083)	1,157,802

Increase (decrease) in net assets from operations	41,578	471,419	510,533	1,285,882
Contract transactions
Net contract purchase payments	250,845	398,607	220,009	1,130,512
Transfer payments from (to) other subaccounts or general account	(632,589)	(196,623)	(587,860)	367,989
Contract terminations, withdrawals, and other deductions	(692,332)	(334,178)	(1,084,498)	(852,980)
Contract maintenance charges	(12,839)	(11,586)	(38,314)	(32,688)

Increase (decrease) in net assets from contract transactions	(1,086,915)	(143,780)	(1,490,663)	612,833

Net increase (decrease) in net assets	(1,045,337)	327,639	(980,130)	1,898,715
Net assets:
Beginning of the period	6,136,531	5,808,892	14,579,196	12,680,481

End of the period	$5,091,194	$6,136,531	$13,599,066	$14,579,196

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Fidelity - VIP Growth Subaccount		Fidelity - VIP Index 500 Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(43,534)	$(59,391)	$125,386	$(17,979)
Net realized capital gains (losses) on investments	259,040	(58,715)	(1,044,822)	(987,899)
Net change in unrealized appreciation/depreciation of investments	(76,765)	168,448	1,737,412	3,485,771

Increase (decrease) in net assets from operations	138,741	50,342	817,976	2,479,893
Contract transactions
Net contract purchase payments	72,356	147,294	251,468	760,185
Transfer payments from (to) other subaccounts or general account	(425,071)	(245,875)	(1,023,608)	(919,847)
Contract terminations, withdrawals, and other deductions	(428,089)	(350,758)	(3,782,345)	(2,450,163)
Contract maintenance charges	(10,749)	(10,900)	(49,292)	(49,284)

Increase (decrease) in net assets from contract transactions	(791,553)	(460,239)	(4,603,777)	(2,659,109)

Net increase (decrease) in net assets	(652,812)	(409,897)	(3,785,801)	(179,216)
Net assets:
Beginning of the period	4,383,158	4,793,055	29,332,216	29,511,432

End of the period	$3,730,346	$4,383,158	$25,546,415	$29,332,216

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Fidelity - VIP Investment Grade Bond Subaccount		Fidelity - VIP Growth Opportunities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$675,130	$965,115	$(27,491)	$(54,549)
Net realized capital gains (losses) on investments	568,829	1,146,588	(380,123)	(451,552)
Net change in unrealized appreciation/depreciation of investments	(1,036,528)	(1,195,212)	744,582	795,468

Increase (decrease) in net assets from operations	207,431	916,491	336,968	289,367
Contract transactions
Net contract purchase payments	735,007	1,139,879	43,426	195,486
Transfer payments from (to) other subaccounts or general account	(935,782)	(3,600,267)	(354,395)	(262,451)
Contract terminations, withdrawals, and other deductions	(4,324,182)	(2,711,147)	(924,683)	(660,700)
Contract maintenance charges	(57,213)	(62,067)	(13,851)	(14,606)

Increase (decrease) in net assets from contract transactions	(4,582,170)	(5,233,602)	(1,249,503)	(742,271)

Net increase (decrease) in net assets	(4,374,739)	(4,317,111)	(912,535)	(452,904)
Net assets:
Beginning of the period	30,422,487	34,739,598	5,726,724	6,179,628

End of the period	$26,047,748	$30,422,487	$4,814,189	$5,726,724

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Templeton Foreign Securities Subaccount		Templeton Global Asset Allocation Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(17,379)	$(24,051)	$163,240	$73,879
Net realized capital gains (losses) on investments	255,366	(116,950)	292,423	53,092
Net change in unrealized appreciation/depreciation of investments	459,390	1,272,681	(296,582)	684,604

Increase (decrease) in net assets from operations	697,377	1,131,680	159,081	811,575
Contract transactions
Net contract purchase payments	394,540	561,126	560,883	835,256
Transfer payments from (to) other subaccounts or general account	704,241	556,663	486,475	662,138
Contract terminations, withdrawals, and other deductions	(1,024,435)	(397,828)	(691,450)	(353,335)
Contract maintenance charges	(20,069)	(13,813)	(24,886)	(19,293)

Increase (decrease) in net assets from contract transactions	54,277	706,148	331,022	1,124,766

Net increase (decrease) in net assets	751,654	1,837,828	490,103	1,936,341
Net assets:
Beginning of the period	7,963,668	6,125,840	6,850,752	4,914,411

End of the period	$8,715,322	$7,963,668	$7,340,855	$6,850,752

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Franklin Small-Midcap Growth Securities Subaccount		Templeton Developing Markets Securities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(229,882)	$(238,556)	$(3,579)	$4,648
Net realized capital gains (losses) on investments	(99,808)	(816,529)	177,324	120,179
Net change in unrealized appreciation/depreciation of investments	805,603	2,666,842	300,951	114,195

Increase (decrease) in net assets from operations	475,913	1,611,757	474,696	239,022
Contract transactions
Net contract purchase payments	279,340	603,279	305,385	308,699
Transfer payments from (to) other subaccounts or general account	(587,913)	343,352	466,240	272,567
Contract terminations, withdrawals, and other deductions	(1,570,692)	(1,088,371)	(164,223)	(54,657)
Contract maintenance charges	(37,595)	(36,628)	(6,642)	(3,134)

Increase (decrease) in net assets from contract transactions	(1,916,860)	(178,368)	600,760	523,475

Net increase (decrease) in net assets	(1,440,947)	1,433,389	1,075,456	762,497
Net assets:
Beginning of the period	17,833,081	16,399,692	1,562,762	800,265

End of the period	$16,392,134	$17,833,081	$2,638,218	$1,562,762

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Franklin Small Cap Value Securities Subaccount		Mutual Shares Securities Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(13,014)	$(9,665)	$(20,575)	$(10,861)
Net realized capital gains (losses) on investments	118,665	17,428	88,868	22,485
Net change in unrealized appreciation/depreciation of investments	14,974	166,998	314,262	207,644

Increase (decrease) in net assets from operations	120,625	174,761	382,555	219,268
Contract transactions
Net contract purchase payments	253,373	343,737	631,871	771,608
Transfer payments from (to) other subaccounts or general account	397,059	849,343	1,292,211	1,342,124
Contract terminations, withdrawals, and other deductions	(113,781)	(14,775)	(345,653)	(43,267)
Contract maintenance charges	(6,350)	(1,183)	(10,600)	(2,261)

Increase (decrease) in net assets from contract transactions	530,301	1,177,122	1,567,829	2,068,204

Net increase (decrease) in net assets	650,926	1,351,883	1,950,384	2,287,472
Net assets:
Beginning of the period	1,529,599	177,716	2,837,977	550,505

End of the period	$2,180,525	$1,529,599	$4,788,361	$2,837,977

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Asset Allocation - Growth Subaccount		Asset Allocation - Conservative Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(155,006)	$(113,651)	$176,093	$(102,038)
Net realized capital gains (losses) on investments	1,215,109	235,100	1,263,819	193,945
Net change in unrealized appreciation/depreciation of investments	666,829	1,172,504	(835,952)	618,995

Increase (decrease) in net assets from operations	1,726,932	1,293,953	603,960	710,902
Contract transactions
Net contract purchase payments	2,025,979	5,457,403	4,255,816	5,522,031
Transfer payments from (to) other subaccounts or general account	1,546,252	3,095,879	3,086,819	2,208,636
Contract terminations, withdrawals, and other deductions	(1,023,186)	(393,389)	(1,367,920)	(222,084)
Contract maintenance charges	(72,468)	(17,585)	(21,397)	(5,567)

Increase (decrease) in net assets from contract transactions	2,476,577	8,142,308	5,953,318	7,503,016

Net increase (decrease) in net assets	4,203,509	9,436,261	6,557,278	8,213,918
Net assets:
Beginning of the period	13,865,109	4,428,848	11,126,668	2,912,750

End of the period	$18,068,618	$13,865,109	$17,683,946	$11,126,668

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Asset Allocation - Moderate Subaccount		Asset Allocation - Moderate Growth Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$157,309	$(190,731)	$(154,081)	$(347,820)
Net realized capital gains (losses) on investments	1,746,288	190,851	2,460,471	522,443
Net change in unrealized appreciation/depreciation of investments	253,123	1,616,749	3,034,787	3,788,592

Increase (decrease) in net assets from operations	2,156,720	1,616,869	5,341,177	3,963,215
Contract transactions
Net contract purchase payments	17,937,827	7,829,285	17,768,603	18,715,772
Transfer payments from (to) other subaccounts or general account	7,502,444	8,419,111	12,102,122	7,571,787
Contract terminations, withdrawals, and other deductions	(2,970,489)	(833,934)	(2,936,458)	(1,333,470)
Contract maintenance charges	(92,926)	(15,501)	(194,253)	(51,180)

Increase (decrease) in net assets from contract transactions	22,376,856	15,398,961	26,740,014	24,902,909

Net increase (decrease) in net assets	24,533,576	17,015,830	32,081,191	28,866,124
Net assets:
Beginning of the period	22,256,383	5,240,553	43,547,716	14,681,592

End of the period	$46,789,959	$22,256,383	$75,628,907	$43,547,716

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Capital Guardian Global Subaccount		Capital Guardian U.S. Equity Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(11,405)	$(7,966)	$(30,226)	$(27,601)
Net realized capital gains (losses) on investments	64,231	3,641	165,387	27,293
Net change in unrealized appreciation/depreciation of investments	32,278	74,415	(11,840)	164,621

Increase (decrease) in net assets from operations	85,104	70,090	123,321	164,313
Contract transactions
Net contract purchase payments	131,559	436,425	162,678	1,016,006
Transfer payments from (to) other subaccounts or general account	(9,850)	344,538	(106,664)	873,265
Contract terminations, withdrawals, and other deductions	(73,733)	(20,292)	(131,584)	(65,966)
Contract maintenance charges	(6,661)	(1,656)	(16,651)	(6,657)

Increase (decrease) in net assets from contract transactions	41,315	759,015	(92,221)	1,816,648

Net increase (decrease) in net assets	126,419	829,105	31,100	1,980,961
Net assets:
Beginning of the period	1,026,324	197,219	2,845,906	864,945

End of the period	$1,152,743	$1,026,324	$2,877,006	$2,845,906

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Capital Guardian Value Subaccount		Federated Growth & Income Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$(10,862)	$(5,148)	$11,487	$7,865
Net realized capital gains (losses) on investments	177,275	7,397	103,992	34,820
Net change in unrealized appreciation/depreciation of investments	(31,648)	166,817	(73,495)	7,799

Increase (decrease) in net assets from operations	134,765	169,066	41,984	50,484
Contract transactions
Net contract purchase payments	250,445	691,738	255,081	290,663
Transfer payments from (to) other subaccounts or general account	110,223	827,516	131,610	300,437
Contract terminations, withdrawals, and other deductions	(114,661)	(24,294)	(74,996)	(45,816)
Contract maintenance charges	(9,940)	(1,538)	(2,723)	(1,074)

Increase (decrease) in net assets from contract transactions	236,067	1,493,422	308,972	544,210

Net increase (decrease) in net assets	370,832	1,662,488	350,956	594,694
Net assets:
Beginning of the period	1,816,475	153,987	876,378	281,684

End of the period	$2,187,307	$1,816,475	$1,227,334	$876,378

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	PIMCO Total Return Subaccount		Transamerica Equity Subaccount
	2005	2004	2005	2004
Operations
Net investment income (loss)	$11,053	$(698)	$(21,604)	$(8,395)
Net realized capital gains (losses) on investments	95,351	38,830	74,603	26,709
Net change in unrealized appreciation/depreciation of investments	(92,348)	19,673	330,177	113,754

Increase (decrease) in net assets from operations	14,056	57,805	383,176	132,068
Contract transactions
Net contract purchase payments	590,739	1,054,678	1,288,782	779,054
Transfer payments from (to) other subaccounts or general account	1,076,465	1,477,997	577,586	324,279
Contract terminations, withdrawals, and other deductions	(245,795)	(69,866)	(158,977)	(133,669)
Contract maintenance charges	(8,810)	(2,228)	(5,348)	(590)

Increase (decrease) in net assets from contract transactions	1,412,599	2,460,581	1,702,043	969,074

Net increase (decrease) in net assets	1,426,655	2,518,386	2,085,219	1,101,142
Net assets:
Beginning of the period	3,076,478	558,092	1,282,119	180,977

End of the period	$4,503,133	$3,076,478	$3,367,338	$1,282,119

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2005 and 2004

	Transamerica U.S. Government Securities- PAM Subaccount
	2005	2004
Operations
Net investment income (loss)	$(223)	$89,237
Net realized capital gains (losses) on investments	706	(23,519)
Net change in unrealized appreciation/depreciation of investments	(79)	79
Increase (decrease) in net assets from operations	404	65,797
Contract transactions
Net contract purchase payments	—	2
Transfer payments from (to) other subaccounts or general account	(6,175)	(1,622)
Contract terminations, withdrawals, and other deductions	—	(58,326)
Contract maintenance charges	(52)	(28)
Increase (decrease) in net assets from contract transactions	(6,227)	(59,974)
Net increase (decrease) in net assets	(5,823)	5,823
Net assets:
Beginning of the period	5,823	—

End of the period	$—	$5,823

See accompanying notes.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies

Organization

The Retirement Builder Income Variable Annuity Account (the Mutual Fund Account) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (each a Series Fund and collectively the Series Funds). Activity in these subaccounts is available to contract owners of the Portfolio Select Variable Annuity. Activity in other investment subaccounts (not included herein), as well as certain of these specific subaccounts, are available to contract owners of the Retirement Income Builder Variable Annuity, Immediate Income Builder, The One Income Annuity, and Retirement Income Builder II Variable Annuity, also offered by Transamerica Life. The amounts reported herein represent the activity related only to contract owners of the Portfolio Select Variable Annuity. Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in all but one of these specific subaccounts is available to contract owners. The Transamerica U.S. Government Securities-PAM Fund-Service Class subaccount (“PAM Fund”) (formerly known as Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on November 3, 2003 solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “PAM Fund” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Fund:
AIM Variable Insurance Funds - Series II shares:	MFS® Variable Insurance TrustSM - Service Class:
AIM V.I. Capital Appreciation Fund-Series II	MFS Emerging Growth Series-Service Class
AIM V.I. Core Equity Fund-Series II	MFS Research Series-Service Class
AIM V.I. International Growth Fund-Series II	MFS Total Return Series-Service Class
AIM V.I. Premier Equity Fund-Series II	MFS Utilities Series-Service Class
AIM V.I. Demographic Trends Fund-Series II	Oppenheimer Variable Account Funds - Service Shares:
AllianceBernstein Variable Products Series Fund, Inc. - Class B:	Oppenheimer Capital Appreciation Fund/VA-Service Shares
AllianceBernstein Large Cap Growth Portfolio-Class B	Oppenheimer Main Street Fund/VA-Service Shares
AllianceBernstein Global Technology Portfolio-Class B	Oppenheimer Balanced Fund/VA-Service Shares
Davis Variable Account Fund, Inc.:	Oppenheimer Strategic Bond Fund/VA-Service Shares
Davis Value Portfolio	Putnam Variable Trust - Class IB Shares:
Evergreen Variable AnnuityTrust - Class 2:	Putnam VT Global Equity Fund-Class IB Shares
Evergreen VA Balanced Fund- Class 2	Putnam VT Growth and Income Fund-Class IB Shares
Evergreen VA Fundamental Large Cap Fund-Class 2	Putnam VT Growth Opportunities Fund-Class IB Shares
Evergreen VA International Equity Fund-Class 2	Putnam VT Money Market Fund-Class IB Shares
Evergreen VA Growth Fund-Class 2	Putnam VT New Value Fund-Class IB Shares
Evergreen VA High Income Fund-Class 2	Variable Insurance Products Fund: Service Class 2
Evergreen VA Omega Fund-Class 2	Fidelity-VIP High Income Portfolio-Service Class 2
Fidelity-VIP Equity-Income Portfolio-Service Class 2
Fidelity-VIP Growth Portfolio-Service Class 2
Fidelity-VIP Index 500 Portfolio-Service Class 2
Fidelity-VIP Investment Grade Bond Portfolio-Service Class 2
Fidelity-VIP Growth Opportunities Portfolio-Service Class 2

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies (continued)

Federated Insurance Series:	AEGON/Transamerica Series Trust – Service Class:
Federated American Leaders Fund II	Asset Allocation-Growth Portfolio-Service Class
Federated High Income Bond Fund II	Asset Allocation-Conservative Portfolio-Service Class
Federated Kaufmann Fund II	Asset Allocation-Moderate Portfolio-Service Class
Franklin Templeton Variable Insurance Products Trust – Class 2:	Asset Allocation-Moderate Growth Portfolio-Service Class
Templeton Foreign Securities Fund-Class 2	Capital Guardian Global-Service Class
Templeton Global Asset Allocation Fund-Class 2	Capital Guardian U.S. Equity-Service Class
Franklin Small-Midcap Growth Securities Fund-Class 2	Capital Guardian Value-Service Class
Templeton Developing Markets Securities Fund-Class 2	Federated Growth & Income-Service Class
Franklin Small Cap Value Securities Fund-Class 2	PIMCO Total Return-Service Class
Mutual Shares Securities Fund-Class 2	Transamerica Equity
Transamerica U.S. Government Securities-PAM

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
AllianceBernstein Large Cap Growth Portfolio-Class B	January 2, 2001
AllianceBernstein Global Technology Portfolio-Class B	January 2, 2001
Evergreen VA Blue Chip	January 2, 2001
Evergreen VA Omega	January 2, 2001
Asset Allocation-Growth Portfolio-Service Class	May 1, 2003
Asset Allocation-Conservative Portfolio-Service Class	May 1, 2003
Asset Allocation-Moderate Portfolio-Service Class	May 1, 2003
Asset Allocation-Moderate Growth Portfolio-Service Class	May 1, 2003
Capital Guardian Global-Service Class	May 1, 2003
Capital Guardian U.S. Equity-Service Class	May 1, 2003
Capital Guardian Value-Service Class	May 1, 2003
Federated Growth & Income-Service Class	May 1, 2003
PIMCO Total Return-Service Class	May 1, 2003
Transamerica Equity-Service Class	May 1, 2003
Mutual Shares Securities Fund-Class 2	May 1, 2003
Franklin Small Cap Value Securities Fund-Class 2	May 1, 2003
Federated Kaufmann Fund II	May 1, 2003
Transamerica U.S. Government Securities-PAM Fund	November 3, 2003

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

1.	Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2005.

Portfolio	Formerly
AIM VI Demographic Trends Fund-Series II	AIM VI Dent Demographics Trends Fund-Series II
AllianceBernstein Large Cap Growth Portfolio-Cl B	AllianceBernstein Premier Growth Portfolio-Cl B
AllianceBernstein Global Technology Portfolio-Cl B	AllianceBernstein Technology Portfolio-Cl B
Evergreen VA Balanced Fund-Service Shares	Evergreen VA Foundation Fund-Service Shares
Evergreen VA Fundamental Large Cap Fund-Service Shares	Evergreen VA Growth and Income Fund-Service Shares
Franklin Small-Midcap Growth Securities Fund-Cl 2	Franklin Small Cap Fund-Cl 2

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan(and higher expenses) and the Initial Class does not.

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2005.

Realized capital gains and losses from sales of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2005 were as follows:

	Purchases	Sales
AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund
Initial	$72,807	$1,078,041
Service	96,853	8,319
AIM V.I. Core Equity Fund
Initial	142,776	3,036,331
Service	2,353	8,356
AIM V.I. International Growth Fund
Initial	121,997	734,768
Service	24,796	3,112
AIM V.I. Premier Equity Fund
Initial	174,552	5,637,406
Service	56	232
AIM V.I. Demographic Trends Fund-Series II
Initial	3,539	413,389
Service	1,271	22,317
AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Large Cap Growth Portfolio-Class B	295,682	671,822
AllianceBernstein Global Technology Portfolio-Class B	74,479	358,082
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	1,176,645	3,297,167
Evergreen Variable Trust:
Evergreen VA Balanced Fund-Class 2
Initial	266,430	3,838,368
Service	20,906	29,061
Evergreen VA Fundamental Large Cap Fund
Initial	2,495,923	2,910,630
Service	658,071	159,860
Evergreen VA International Equity Fund
Initial	657,783	1,434,557
Service	326,154	114,685
Evergreen VA Growth Fund
Initial	172,713	1,184,726
Service	68,946	45,834
Evergreen VA High Income Fund
Initial	620,541	1,248,086
Service	277,792	150,648
Evergreen VA Omega Fund
Initial	142,695	1,206,650
Service	297,596	715,085

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments (continued)

	Purchases	Sales
Federated Insurance Series:
Federated American Leaders Fund II	$216,346	$1,447,219
Federated High Income Bond Fund II	1,258,102	2,573,821
Federated Kaufmann Fund II	1,527,445	1,035,197
MFS® Variable Insurance TrustSM:
MFS Emerging Growth Series
Initial	37,702	2,433,877
Service	46,877	3,474
MFS Research Series
Initial	174,581	1,843,828
Service	50,738	3,552
MFS Total Return Series
Initial	2,957,733	6,019,413
Service	1,677,264	135,556
MFS Utilities Series
Initial	533,976	2,854,653
Service	234,261	76,881
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA
Initial	445,784	5,013,807
Service	443,492	105,572
Oppenheimer Main Street Fund/VA
Initial	247,190	2,014,432
Service	97,484	6,174
Oppenheimer Balanced Fund/VA
Initial	530,461	1,637,719
Service	172,988	47,517
Oppenheimer Strategic Bond Fund/VA
Initial	1,054,103	2,927,197
Service	1,010,050	147,970
Putnam Variable Trust - Class IB Shares:
Putnam VT Global Equity Fund-Class IB Shares	72,532	1,102,549
Putnam VT Growth and Income Fund-Class IB Shares	151,503	767,111
Putnam VT Growth Opportunities Fund-Class IB Shares	15,265	256,997
Putnam VT Money Market Fund-Class IB Shares	7,639,831	7,424,619
Putnam VT New Value Fund-Class IB Shares	348,246	1,372,846

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

2.	Investments (continued)

	Purchases	Sales
Variable Insurance Products Fund: Service Class 2
Fidelity-VIP High Income Portfolio-Service Class 2
Service	$834,725	$1,368,643
Service 2	318,803	132,775
Fidelity-VIP Equity-Income Portfolio-Service Class 2	1,150,999	2,114,132
Fidelity-VIP Growth Portfolio-Service Class 2	383,037	1,218,124
Fidelity-VIP Index 500 Portfolio-Service Class 2
Service	638,275	5,269,522
Service 2	217,195	64,129
Fidelity-VIP Investment Grade Bond Portfolio-Service Class 2
Service	2,783,728	6,229,572
Service 2	315,935	131,869
Fidelity-VIP Growth Opportunities Portfolio-Service Class 2
Service	245,921	1,526,490
Service 2	57,559	53,985
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund-Class 2	1,396,452	1,359,619
Templeton Global Asset Allocation Fund-Class 2	1,633,122	1,138,878
Franklin Small-Midcap Growth Securities Fund-Class 2	301,801	2,448,539
Templeton Developing Markets Securities Fund-Class 2	1,077,292	480,121
Franklin Small Cap Value Securities Fund-Class 2	1,165,343	637,223
Mutual Shares Securities Fund-Class 2	1,907,396	346,883
AEGON/Transamerica Series Trust - Service Class:
Asset Allocation-Growth Portfolio-Service Class	5,015,113	1,894,304
Asset Allocation-Conservative Portfolio-Service Class	8,862,676	1,643,179
Asset Allocation-Moderate Portfolio-Service Class	25,914,780	1,987,635
Asset Allocation-Moderate Growth Portfolio-Service Class	30,560,395	1,932,758
Capital Guardian Global-Service Class	466,482	403,380
Capital Guardian U.S. Equity-Service Class	775,868	818,608
Capital Guardian Value-Service Class	954,355	615,438
Federated Growth & Income-Service Class	678,946	255,437
PIMCO Total Return-Service Class	2,223,423	710,678
Transamerica Equity-Service Class	1,922,134	203,804
Transamerica U.S. Government Securities-PAM	60,680	67,129

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	AIM V.I. Capital Appreciation Subaccount	AIM V.I. Core Equity Subaccount	AIM V.I. International Growth Subaccount	AIM V.I. Premier Equity Subaccount
Units outstanding at January 1, 2004	5,278,253	11,179,977	3,506,343	24,760,569
Units purchased	239,015	168,274	43,463	123,318
Units redeemed and transferred	(463,758)	(1,951,140)	(154,437)	(4,731,902)

Units outstanding at December 31, 2004	5,053,510	9,397,110	3,395,369	20,151,985
Units purchased	64,577	18,899	27,026	71,187
Units redeemed and transferred	(833,035)	(2,497,858)	(492,269)	(5,209,222)

Units outstanding at December 31, 2005	4,285,052	6,918,151	2,930,126	15,013,950

	AIM V.I. Demographic Trends Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Global Technology Subaccount	Davis Value Subaccount
Units outstanding at January 1, 2004	2,964,280	7,842,238	2,872,849	19,121,099
Units purchased	164,871	306,384	75,964	708,093
Units redeemed and transferred	(346,850)	(957,520)	(345,229)	13,647

Units outstanding at December 31, 2004	2,782,301	7,191,102	2,603,584	19,842,839
Units purchased	33,634	162,249	7,577	451,827
Units redeemed and transferred	(651,647)	(676,892)	(295,462)	(2,439,405)

Units outstanding at December 31, 2005	2,164,288	6,676,459	2,315,699	17,855,261

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding (continued)

	Evergreen VA Balanced Subaccount	Evergreen VA Fundamental Large Cap Subaccount	Evergreen VA International Equity Subaccount	Evergreen VA Growth Subaccount
Units outstanding at January 1, 2004	16,202,750	10,241,134	5,912,050	4,273,254
Units purchased	357,431	766,644	632,907	328,175
Units redeemed and transferred	(4,015,744)	(1,624,754)	(386,505)	(384,913)

Units outstanding at December 31, 2004	12,544,438	9,383,024	6,158,452	4,216,516
Units purchased	11,406	126,591	183,129	87,079
Units redeemed and transferred	(3,506,005)	118,895	(721,918)	(839,460)

Units outstanding at December 31, 2005	9,049,839	9,628,510	5,619,663	3,464,135

	Evergreen VA High Income Subaccount	Evergreen VA Omega Subaccount	Federated American Leaders Fund II Subaccount	Federated High Income Bond Fund II Subaccount
Units outstanding at January 1, 2004	4,914,090	5,762,766	6,403,996	9,547,015
Units purchased	900,670	778,200	104,695	263,793
Units redeemed and transferred	(602,794)	99,735	(77,971)	(1,648,185)

Units outstanding at December 31, 2004	5,211,966	6,640,701	6,430,719	8,162,623
Units purchased	271,015	128,317	64,013	163,017
Units redeemed and transferred	(861,072)	(1,348,870)	(1,231,278)	(1,767,046)

Units outstanding at December 31, 2005	4,621,909	5,420,148	5,263,454	6,558,594

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding (continued)

	Federated Kaufmann Fund II Subaccount	MFS Emerging Growth Subaccount	MFS Research Subaccount	MFS Total Return Subaccount
Units outstanding at January 1, 2004	1,679,585	11,476,558	8,344,973	32,604,130
Units purchased	776,609	89,238	93,537	2,588,750
Units redeemed and transferred	1,411,772	(2,387,345)	(1,652,580)	(2,933,967)

Units outstanding at December 31, 2004	3,867,966	9,178,450	6,785,930	32,258,913
Units purchased	280,916	55,643	69,315	1,456,074
Units redeemed and transferred	97,522	(2,161,749)	(1,442,367)	(3,982,320)

Units outstanding at December 31, 2005	4,246,404	7,072,344	5,412,878	29,732,667

	MFS Utilities Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Balanced Subaccount
Units outstanding at January 1, 2004	10,926,742	22,665,733	10,490,610	6,915,475
Units purchased	696,237	528,073	195,054	1,907,938
Units redeemed and transferred	(2,093,176)	(1,609,084)	(796,826)	(2,378,546)

Units outstanding at December 31, 2004	9,529,804	21,584,722	9,888,838	6,444,867
Units purchased	122,606	195,913	98,969	1,097,078
Units redeemed and transferred	(1,454,006)	(3,271,249)	(1,562,632)	(2,049,703)

Units outstanding at December 31, 2005	8,198,404	18,509,386	8,425,175	5,492,242

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding (continued)

	Oppenheimer Strategic Bond Subaccount	Putnam VT Global Equity Subaccount	Putnam VT Growth and Income Subaccount	Putnam VT Growth Opportunities Subaccount
Units outstanding at January 1, 2004	11,523,778	5,906,601	4,865,769	3,322,592
Units purchased	115,318	27,268	181,581	148,171
Units redeemed and transferred	(1,247,476)	(1,068,890)	(450,558)	(168,016)

Units outstanding at December 31, 2004	10,391,620	4,864,979	4,596,792	3,302,746
Units purchased	86,703	15,989	14,071	12,582
Units redeemed and transferred	(1,000,562)	(1,023,104)	(582,461)	(555,156)

Units outstanding at December 31, 2005	9,477,761	3,857,864	4,028,402	2,760,172

	Putnam VT Money Market Subaccount	Putnam VT New Value Subaccount	Fidelity - VIP High Income Subaccount	Fidelity - VIP Equity-Income Subaccount
Units outstanding at January 1, 2004	8,993,238	4,879,902	5,502,206	11,984,213
Units purchased	639,356	161,519	356,717	738,565
Units redeemed and transferred	(2,004,989)	(618,896)	(501,886)	(211,753)

Units outstanding at December 31, 2004	7,627,606	4,422,525	5,357,036	12,511,025
Units purchased	50,123	73,178	214,325	151,169
Units redeemed and transferred	36,201	(704,377)	(1,212,832)	(1,487,927)

Units outstanding at December 31, 2005	7,713,930	3,791,326	4,358,529	11,174,267

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding (continued)

	Fidelity - VIP Growth Subaccount	Fidelity - VIP Index 500 Subaccount	Fidelity - VIP Investment Grade Bond Subaccount	Fidelity - VIP Growth Opportunities Subaccount
Units outstanding at January 1, 2004	7,034,768	21,030,436	25,440,641	5,864,257
Units purchased	169,568	613,741	1,012,044	177,431
Units redeemed and transferred	(988,364)	(2,301,291)	(4,665,148)	(911,014)

Units outstanding at December 31, 2004	6,215,972	19,342,886	21,787,537	5,130,674
Units purchased	45,125	191,155	646,166	40,713
Units redeemed and transferred	(1,146,386)	(3,154,198)	(4,035,961)	(1,161,407)

Units outstanding at December 31, 2005	5,114,711	16,379,843	18,397,742	4,009,980

	Templeton Foreign Securities Subaccount	Templeton Global Asset Allocation Subaccount	Franklin Small- Midcap Growth Securities Subaccount	Templeton Developing Markets Securities Subaccount
Units outstanding at January 1, 2004	6,442,151	4,188,784	15,593,767	676,489
Units purchased	456,490	468,863	447,520	133,073
Units redeemed and transferred	190,312	443,339	(634,817)	250,538

Units outstanding at December 31, 2004	7,088,953	5,100,986	15,406,469	1,060,100
Units purchased	193,128	310,193	197,246	119,808
Units redeemed and transferred	(224,183)	(68,838)	(1,930,356)	241,860

Units outstanding at December 31, 2005	7,057,898	5,342,341	13,673,359	1,421,768

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding (continued)

	Franklin Small Cap Value Securities Subaccount	Mutual Shares Securities Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Conservative Subaccount
Units outstanding at January 1, 2004	134,502	459,200	3,549,760	2,517,412
Units purchased	247,083	634,401	4,314,811	4,737,865
Units redeemed and transferred	567,246	1,038,805	2,024,266	1,671,564

Units outstanding at December 31, 2004	948,831	2,132,406	9,888,837	8,926,841
Units purchased	153,643	465,053	1,454,688	3,467,597
Units redeemed and transferred	157,536	702,107	328,621	1,313,878

Units outstanding at December 31, 2005	1,260,010	3,299,566	11,672,146	13,708,316

	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount	Capital Guardian Global Subaccount	Capital Guardian U.S. Equity Subaccount
Units outstanding at January 1, 2004	4,444,776	12,170,728	150,312	692,762
Units purchased	6,509,513	15,310,210	327,549	794,879
Units redeemed and transferred	6,269,041	4,865,446	239,897	624,620

Units outstanding at December 31, 2004	17,223,330	32,346,384	717,759	2,112,261
Units purchased	13,872,725	13,027,024	92,331	120,334
Units redeemed and transferred	3,171,433	6,554,673	(66,686)	(192,806)

Units outstanding at December 31, 2005	34,267,488	51,928,081	743,404	2,039,789

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

3.	Accumulation Units Outstanding (continued)

	Capital Guardian Value Subaccount	Federated Growth & Income Subaccount	PIMCO Total Return Subaccount	Transamerica Equity Subaccount
Units outstanding at January 1, 2004	119,925	236,649	552,108	149,299
Units purchased	525,377	241,409	1,034,249	623,715
Units redeemed and transferred	588,207	207,168	1,378,085	154,580

Units outstanding at December 31, 2004	1,233,509	685,226	2,964,441	927,594
Units purchased	171,969	199,619	565,413	905,850
Units redeemed and transferred	(5,001)	43,863	777,981	289,242

Units outstanding at December 31, 2005	1,400,477	928,708	4,307,835	2,122,686

Transamerica U.S. Government Securities-PAM Subaccount
Units outstanding at January 1, 2004	—
Units purchased	—
Units redeemed and transferred	5,671

Units outstanding at December 31, 2004	5,671
Units purchased	—
Units redeemed and transferred	(5,671)

Units outstanding at December 31, 2005	—

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in Note 5 to the financial statements. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with the 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
AIM V.I. Capital Appreciation
	12/31/2005		4,285,052	$1.39 to $1.36	$5,207,456	0.06%	1.05% to 2.00%	7.45 % to 6.46%
	12/31/2004		5,053,510	1.29 to 1.27	5,705,003	0.00	1.05 to 2.00	5.22 to 4.24
	12/31/2003		5,278,253	1.23 to 1.22	5,660,899	0.00	1.05 to 2.00	22.88 to 22.12
	12/31/2002		4,664,792	0.88 to 0.79	3,960,882	0.00	1.25 to 2.00	(25.29) to (20.87)
	12/31/2001		1,938,838	1.18 to 1.17	2,273,669	0.00	1.25 to 1.40	(24.23) to (24.35)
AIM V.I. Core Equity
	12/31/2005		6,918,151	1.35 to 1.32	8,440,296	1.35	1.05 to 2.00	3.99 to 3.02
	12/31/2004		9,397,110	1.30 to 1.28	11,032,847	0.92	1.05 to 2.00	7.54 to 6.54
	12/31/2003		11,179,977	1.21 to 1.20	12,207,501	0.99	1.05 to 2.00	21.14 to 20.39
	12/31/2002		12,648,479	0.90 to 0.84	11,264,357	0.30	1.25 to 2.00	(16.63) to (15.65)
	12/31/2001		15,016,922	1.08 to 1.07	16,081,951	0.04	1.25 to 1.40	(23.79) to (23.91)
AIM V.I. International Growth
	12/31/2005		2,930,126	1.83 to 1.78	4,038,508	0.66	1.05 to 2.00	16.48 to 15.40
	12/31/2004		3,395,369	1.57 to 1.55	4,008,836	0.66	1.05 to 2.00	22.42 to 21.27
	12/31/2003		3,506,343	1.28 to 1.27	3,366,341	0.55	1.05 to 2.00	28.22 to 27.42
	12/31/2002		3,850,786	0.75 to 0.82	2,899,570	0.56	1.25 to 2.00	(16.72) to (18.48)
	12/31/2001		4,113,840	0.91 to 0.90	3,713,030	0.31	1.25 to 1.40	(24.48) to (24.60)
AIM V.I. Premier Equity
	12/31/2005		15,013,950	1.28 to 1.25	16,298,665	0.75	1.05 to 2.00	4.27 to 3.30
	12/31/2004		20,151,985	1.23 to 1.21	20,993,648	0.43	1.05 to 2.00	4.39 to 3.42
	12/31/2003		24,760,569	1.18 to 1.17	24,729,608	0.30	1.05 to 2.00	18.05 to 17.31
	12/31/2002		28,635,553	0.81 to 0.77	23,179,848	0.31	1.25 to 2.00	(31.12) to (23.15)
	12/31/2001		32,158,180	1.18 to 1.18	37,885,964	0.12	1.25 to 1.40	(13.65) to (13.78)
AIM V.I. Demographic Trends
	12/31/2005		2,164,288	1.41 to 1.37	1,376,520	0.00	1.05 to 2.00	4.97 to 4.00
	12/31/2004		2,782,301	1.34 to 1.32	1,727,926	0.00	1.05 to 2.00	6.78 to 5.78
	12/31/2003		2,964,280	1.25 to 1.25	1,630,936	0.00	1.05 to 2.00	25.40 to 24.62
	12/31/2002		2,689,471	0.35 to 0.73	996,200	0.00	1.25 to 2.00	(33.04) to (26.52)
	12/31/2001		2,574,548	0.53 to 0.52	1,350,296	0.00	1.25 to 1.40	(32.76) to (32.86)
AllianceBernstein Large Cap Growth
	12/31/2005		6,676,459	1.41 to 1.13	5,472,773	0.00	1.05 to 2.00	13.65 to 12.60
	12/31/2004		7,191,102	1.24 to 1.00	5,160,276	0.00	1.05 to 2.00	7.22 to 6.21
	12/31/2003		7,842,238	1.15 to 0.94	5,144,643	0.00	1.05 to 2.00	15.31 to 20.95
	12/31/2002		7,458,348	0.58 to 0.78	3,891,127	0.00	1.25 to 2.00	(31.70) to (22.02)
	12/31/2001	(1)	2,637,650	0.85 to 0.64	1,740,366	0.00	1.25 to 1.40	(15.17) to (35.99)
AllianceBernstein Global Technology
	12/31/2005		2,315,699	1.41 to 1.00	1,400,357	0.00	1.05 to 2.00	2.57 to 1.62
	12/31/2004		2,603,584	1.37 to 0.98	1,654,172	0.00	1.05 to 2.00	3.99 to 3.02
	12/31/2003		2,872,849	1.32 to 0.95	1,657,657	0.00	1.05 to 2.00	32.19 to 40.97
	12/31/2002		3,452,643	0.46 to 0.68	1,392,887	0.00	1.25 to 2.00	(42.53) to (32.50)
	12/31/2001	(1)	1,487,492	0.80 to 0.48	756,091	0.00	1.25 to 1.40	(20.22) to (52.47)

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Davis Value
	12/31/2005		17,855,261	$1.51 to $1.27	$20,791,091	0.97%	1.05% to 2.00%	8.31% to 7.30%
	12/31/2004		19,842,839	1.39 to 1.18	21,281,961	0.84	1.05 to 2.00	11.16 to 10.12
	12/31/2003		19,121,099	1.25 to 1.07	18,416,452	0.84	1.05 to 2.00	25.04 to 27.22
	12/31/2002		14,865,105	0.72 to 0.84	10,983,505	1.11	1.25 to 2.00	(17.29) to (15.65)
	12/31/2001		6,273,069	0.87 to 0.87	5,442,559	0.73	1.25 to 1.40	(11.51) to (11.64)
Evergreen VA Balanced
	12/31/2005		9,049,839	1.22 to 1.19	9,945,130	2.36	1.05 to 2.00	3.94 to 2.97
	12/31/2004		12,544,438	1.17 to 1.15	13,256,352	0.80	1.05 to 2.00	4.93 to 3.95
	12/31/2003		16,202,750	1.12 to 1.11	16,286,220	2.21	1.05 to 2.00	11.67 to 10.97
	12/31/2002		17,889,617	0.88 to 0.92	15,733,202	2.14	1.25 to 2.00	(10.78) to (8.11)
	12/31/2001		19,873,901	0.99 to 0.98	19,568,679	2.14	1.25 to 1.40	(9.70) to (9.84)
Evergreen VA Fundamental Large Cap
	12/31/2005		9,628,510	1.44 to 1.40	12,677,586	1.01	1.05 to 2.00	7.62 to 6.62
	12/31/2004		9,383,024	1.34 to 1.31	11,449,064	1.18	1.05 to 2.00	7.80 to 6.79
	12/31/2003		10,241,134	1.24 to 1.23	11,560,805	1.47	1.05 to 2.00	23.91 to 23.14
	12/31/2002		3,492,011	0.90 to 0.82	3,106,143	1.16	1.25 to 2.00	(16.46) to (17.87)
	12/31/2001		3,034,238	1.08 to 1.07	3,259,053	0.42	1.25 to 1.40	(13.25) to (13.38)
Evergreen VA International Equity
	12/31/2005		5,619,663	1.75 to 1.71	8,702,768	2.66	1.05 to 2.00	14.47 to 13.41
	12/31/2004		6,158,452	1.53 to 1.51	8,258,227	1.33	1.05 to 2.00	17.60 to 16.50
	12/31/2003		5,912,050	1.30 to 1.29	6,673,709	2.06	1.05 to 2.00	30.05 to 29.24
	12/31/2002		2,228,818	0.90 to 0.81	1,922,712	2.95	1.25 to 2.00	(11.58) to (18.53)
	12/31/2001		560,891	1.02 to 1.02	570,882	0.64	1.25 to 1.40	(19.20) to (19.32)
Evergreen VA Growth
	12/31/2005		3,464,135	1.56 to 1.52	5,123,224	0.00	1.05 to 2.00	5.17 to 4.19
	12/31/2004		4,216,516	1.48 to 1.46	5,798,959	0.00	1.05 to 2.00	12.39 to 11.34
	12/31/2003		4,273,254	1.32 to 1.31	5,236,433	0.00	1.05 to 2.00	31.83 to 31.01
	12/31/2002		4,324,745	1.01 to 0.75	3,858,397	0.00	1.25 to 2.00	(27.81) to (24.85)
	12/31/2001		1,456,541	1.40 to 1.39	2,032,526	0.00	1.25 to 1.40	(7.84) to (7.98)
Evergreen VA High Income
	12/31/2005		4,621,909	1.17 to 1.14	6,147,136	6.70	1.05 to 2.00	0.20 to (0.73)
	12/31/2004		5,211,966	1.17 to 1.15	6,921,380	6.27	1.05 to 2.00	7.26 to 6.26
	12/31/2003		4,914,090	1.09 to 1.08	6,201,845	14.12	1.05 to 2.00	8.74 to 8.06
	12/31/2002		2,379,627	1.20 to 1.00	2,669,133	4.93	1.25 to 2.00	5.83 to 0.17
	12/31/2001		487,712	1.13 to 1.13	550,452	14.33	1.25 to 1.40	8.90 to 8.74
Evergreen VA Omega
	12/31/2005		5,420,148	1.41 to 1.38	6,003,200	0.21	1.05 to 2.00	2.50 to 1.54
	12/31/2004		6,640,701	1.38 to 1.36	7,305,928	0.00	1.05 to 2.00	5.86 to 4.87
	12/31/2003		5,762,766	1.30 to 1.29	5,694,742	0.00	1.05 to 2.00	30.07 to 29.27
	12/31/2002		4,970,452	0.65 to 0.80	3,517,333	0.00	1.25 to 2.00	(26.30) to (20.36)
	12/31/2001	(1)	1,375,662	0.88 to 0.88	1,213,549	0.00	1.25 to 1.40	(11.68) to (11.81)
Federated American Leaders Fund II
	12/31/2005		5,263,454	1.41 to 1.11	5,835,531	1.55	1.05 to 2.00	3.93 to 2.97
	12/31/2004		6,430,719	1.36 to 1.08	6,879,934	1.39	1.05 to 2.00	8.64 to 7.62
	12/31/2003		6,403,996	1.25 to 1.01	6,299,387	1.45	1.05 to 2.00	25.11 to 25.19
	12/31/2002		5,161,742	0.77 to 0.80	4,024,939	0.68	1.25 to 2.00	(21.20) to (19.65)
	12/31/2001		1,446,461	0.98 to 0.98	1,417,853	0.84	1.25 to 1.40	(5.40) to (5.54)

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Federated High Income Bond Fund II
	12/31/2005	6,558,594	$1.23 to $1.25	$8,255,701	8.52%	1.05% to 2.00%	1.59% to 0.65%
	12/31/2004	8,162,623	1.21 to 1.24	10,129,048	7.37	1.05 to 2.00	9.31 to 8.29
	12/31/2003	9,547,015	1.11 to 1.15	10,864,292	7.10	1.05 to 2.00	10.51 to 19.82
	12/31/2002	8,653,115	0.96 to 0.96	8,158,814	9.00	1.25 to 2.00	0.14 to (4.29)
	12/31/2001	6,832,245	0.96 to 0.93	6,414,563	10.61	1.25 to 1.40	0.12 to (0.03)
Federated Kaufmann Fund II
	12/31/2005	4,246,404	1.67 to 1.63	7,010,836	0.00	1.05 to 2.00	10.09% to 9.07
	12/31/2004	3,867,966	1.51 to 1.49	5,815,749	0.00	1.05 to 2.00	13.46 to 12.40
	12/31/2003(1)	1,679,585	1.34 to 1.33	2,234,964	0.00	1.05 to 2.00	33.50 to 32.67
MFS Emerging Growth
	12/31/2005	7,072,344	1.44 to 1.41	8,205,837	0.00	1.05 to 2.00	7.79 to 6.79
	12/31/2004	9,178,450	1.34 to 1.32	9,871,032	0.00	1.05 to 2.00	11.55 to 10.50
	12/31/2003	11,476,558	1.20 to 1.19	11,060,346	0.00	1.05 to 2.00	19.84 to 19.09
	12/31/2002	12,493,263	0.75 to 0.74	9,373,865	0.00	1.25 to 2.00	(34.58) to (25.52)
	12/31/2001	14,526,155	1.15 to 1.15	16,681,033	0.00	1.25 to 1.40	(34.31) to (34.41)
MFS Research
	12/31/2005	5,412,878	1.44 to 1.41	6,525,333	0.51	1.05 to 2.00	6.46 to 5.47
	12/31/2004	6,785,930	1.36 to 1.34	7,681,162	1.11	1.05 to 2.00	14.36 to 13.29
	12/31/2003	8,344,973	1.19 to 1.18	8,259,959	0.68	1.05 to 2.00	18.67 to 17.93
	12/31/2002	9,111,319	0.81 to 0.78	7,330,549	0.27	1.25 to 2.00	(25.47) to (21.72)
	12/31/2001	10,128,220	1.09 to 1.08	10,953,475	0.01	1.25 to 1.40	(22.23) to (22.35)
MFS Total Return
	12/31/2005	29,732,667	1.26 to 1.23	40,739,366	2.15	1.05 to 2.00	1.53 to 0.59
	12/31/2004	32,258,913	1.24 to 1.22	43,633,182	1.70	1.05 to 2.00	9.87 to 8.84
	12/31/2003	32,604,130	1.13 to 1.12	40,479,803	1.73	1.05 to 2.00	12.76 to 12.06
	12/31/2002	26,783,920	1.16 to 0.92	29,756,045	1.46	1.25 to 2.00	(6.34) to (8.42)
	12/31/2001	13,554,300	1.24 to 1.24	16,789,128	1.84	1.25 to 1.40	(1.00) to (1.14)
MFS Utilities
	12/31/2005	8,198,404	1.83 to 1.78	13,851,186	0.62	1.05 to 2.00	15.36 to 14.29
	12/31/2004	9,529,804	1.58 to 1.56	13,952,148	1.49	1.05 to 2.00	28.49 to 27.29
	12/31/2003	10,926,742	1.23 to 1.22	12,457,413	2.34	1.05 to 2.00	23.22 to 22.45
	12/31/2002	11,590,814	0.86 to 0.83	9,863,296	2.60	1.25 to 2.00	(23.71) to (16.51)
	12/31/2001	12,459,578	1.12 to 1.12	13,918,563	3.04	1.25 to 1.40	(25.15) to (25.26)
Oppenheimer Capital Appreciation
	12/31/2005	18,509,386	1.35 to 1.32	25,703,805	0.98	1.05 to 2.00	3.78 to 2.81
	12/31/2004	21,584,722	1.30 to 1.28	28,953,769	0.32	1.05 to 2.00	5.50 to 4.52
	12/31/2003	22,665,733	1.23 to 1.23	29,053,756	0.38	1.05 to 2.00	23.43 to 22.67
	12/31/2002	19,578,868	1.09 to 0.78	20,109,366	0.55	1.25 to 2.00	(27.76) to (21.58)
	12/31/2001	13,344,802	1.50 to 1.50	19,991,701	0.62	1.25 to 1.40	(13.66) to (13.79)
Oppenheimer Main Street
	12/31/2005	8,425,175	1.37 to 1.34	10,414,720	1.44	1.05 to 2.00	4.65 to 3.67
	12/31/2004	9,888,838	1.31 to 1.29	11,649,939	0.86	1.05 to 2.00	8.01 to 7.00
	12/31/2003	10,490,610	1.21 to 1.21	11,468,217	0.92	1.05 to 2.00	21.27 to 20.52
	12/31/2002	8,287,974	0.92 to 0.80	7,320,536	0.55	1.25 to 2.00	(19.80) to (19.67)
	12/31/2001	3,221,001	1.14 to 1.14	3,666,420	0.39	1.25 to 1.40	(11.28) to (11.41)
Oppenheimer Balanced
	12/31/2005	5,492,242	1.32 to 1.29	7,798,917	1.89	1.05 to 2.00	2.60 to 1.64
	12/31/2004	6,444,867	1.29 to 1.27	8,935,731	1.08	1.05 to 2.00	8.65 to 7.63
	12/31/2003	6,915,475	1.18 to 1.18	8,926,822	2.87	1.05 to 2.00	18.40 to 17.67
	12/31/2002	6,824,779	1.10 to 0.90	7,287,807	3.14	1.25 to 2.00	(11.51) to (10.50)
	12/31/2001	4,116,298	1.24 to 1.24	5,104,638	3.31	1.25 to 1.40	0.95 to 0.80

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Oppenheimer Strategic Bond
	12/31/2005	9,477,761	$1.18 to $1.15	$12,989,927	5.11%	1.05% to 2.00%	1.42% to 0.48%
	12/31/2004	10,391,620	1.16 to 1.15	14,276,622	5.41	1.05 to 2.00	7.30 to 6.30
	12/31/2003	11,523,778	1.08 to 1.08	14,966,237	5.92	1.05 to 2.00	8.39 to 7.71
	12/31/2002	9,960,979	1.15 to 1.03	11,260,415	6.89	1.25 to 2.00	6.12 to 2.73
	12/31/2001	6,621,011	1.08 to 1.08	7,134,372	2.39	1.25 to 1.40	3.55 to 3.39
Putnam VT Global Equity
	12/31/2005	3,857,864	1.51 to 1.24	4,155,884	0.82	1.05 to 2.00	7.65 to 6.65
	12/31/2004	4,864,979	1.40 to 1.16	4,870,689	2.09	1.05 to 2.00	12.50 to 11.45
	12/31/2003	5,906,601	1.25 to 1.04	5,266,277	1.00	1.05 to 2.00	24.67 to 26.70
	12/31/2002	6,568,436	0.70 to 0.82	4,572,899	0.07	1.25 to 2.00	(23.36) to (17.78)
	12/31/2001	8,003,634	0.91 to 0.91	7,266,312	0.00	1.25 to 1.40	(30.64) to (30.74)
Putnam VT Growth and Income
	12/31/2005	4,028,402	1.41 to 1.14	4,631,566	1.57	1.05 to 2.00	4.14 to 3.17
	12/31/2004	4,596,792	1.36 to 1.10	5,085,372	1.58	1.05 to 2.00	9.95 to 8.93
	12/31/2003	4,865,769	1.23 to 1.01	4,890,451	1.80	1.05 to 2.00	23.39 to 24.89
	12/31/2002	5,112,562	0.80 to 0.81	4,091,628	1.17	1.25 to 2.00	(19.99) to (18.83)
	12/31/2001	2,190,771	1.00 to 1.00	2,184,760	0.74	1.25 to 1.40	(7.56) to (7.69)
Putnam VT Growth Opportunities
	12/31/2005	2,760,172	1.19 to 0.98	1,285,396	0.66	1.05 to 2.00	3.03 to 2.07
	12/31/2004	3,302,746	1.16 to 0.96	1,484,660	0.00	1.05 to 2.00	0.68 to (0.26)
	12/31/2003	3,322,592	1.15 to 0.96	1,463,139	0.00	1.05 to 2.00	14.81 to 20.65
	12/31/2002	3,834,379	0.34 to 0.80	1,351,596	0.00	1.25 to 2.00	(30.36) to (20.50)
	12/31/2001	3,595,013	0.49 to 0.49	1,747,133	0.00	1.25 to 1.40	(32.94) to (33.04)
Putnam VT Money Market
	12/31/2005	7,713,930	1.01 to 0.97	8,337,554	2.54	1.05 to 2.00	1.47 to 0.53
	12/31/2004	7,627,606	0.99 to 0.97	8,122,326	0.63	1.05 to 2.00	(0.40) to (1.32)
	12/31/2003	8,993,238	1.00 to 0.98	9,786,807	0.52	1.05 to 2.00	(0.42) to (1.47)
	12/31/2002	13,162,809	1.11 to 0.99	14,329,458	1.19	1.25 to 2.00	(0.04) to (0.55)
	12/31/2001	12,091,674	1.11 to 1.11	13,422,875	3.35	1.25 to 1.40	2.48 to 2.33
Putnam VT New Value
	12/31/2005	3,791,326	1.55 to 1.27	6,113,076	0.89	1.05 to 2.00	4.80 to 3.82
	12/31/2004	4,422,525	1.48 to 1.22	6,841,204	0.88	1.05 to 2.00	14.23 to 13.16
	12/31/2003	4,879,902	1.29 to 1.08	6,715,687	1.27	1.05 to 2.00	29.30 to 29.88
	12/31/2002	5,104,555	1.10 to 0.83	5,396,819	0.85	1.25 to 2.00	(16.65) to (17.03)
	12/31/2001	3,733,715	1.32 to 1.32	4,924,627	0.76	1.25 to 1.40	2.03 to 1.88
Fidelity - VIP High Income
	12/31/2005	4,358,529	1.23 to 1.20	5,091,194	16.69	1.05 to 2.00	1.25 to 0.31
	12/31/2004	5,357,036	1.22 to 1.20	6,136,531	8.46	1.05 to 2.00	8.24 to 7.23
	12/31/2003	5,502,206	1.12 to 1.12	5,808,892	5.75	1.05 to 2.00	12.39 to 11.69
	12/31/2002	3,893,857	0.80 to 1.01	3,206,044	8.76	1.25 to 2.00	1.82 to 0.56
	12/31/2001	2,494,137	0.78 to 0.78	1,947,804	11.94	1.25 to 1.40	(12.83) to (12.96)
Fidelity - VIP Equity-Income
	12/31/2005	11,174,267	1.45 to 1.17	13,599,066	1.51	1.05 to 2.00	4.48 to 3.51
	12/31/2004	12,511,025	1.39 to 1.13	14,579,196	1.39	1.05 to 2.00	10.07 to 9.05
	12/31/2003	11,984,213	1.26 to 1.04	12,680,481	1.46	1.05 to 2.00	26.18 to 27.48
	12/31/2002	9,145,496	0.83 to 0.82	7,557,508	0.92	1.25 to 2.00	(18.18) to (18.44)
	12/31/2001	2,585,924	1.02 to 1.01	2,622,097	0.41	1.25 to 1.40	(6.40) to (6.54)
Fidelity - VIP Growth
	12/31/2005	5,114,711	1.33 to 1.01	3,730,346	0.30	1.05 to 2.00	4.41 to 3.44
	12/31/2004	6,215,972	1.27 to 0.97	4,383,158	0.13	1.05 to 2.00	2.05 to 1.10
	12/31/2003	7,034,768	1.25 to 0.96	4,793,055	0.12	1.05 to 2.00	24.87 to 29.94
	12/31/2002	7,294,549	0.47 to 0.74	3,908,781	0.11	1.25 to 2.00	(31.16) to (25.85)
	12/31/2001	3,893,654	0.69 to 0.68	2,667,486	0.06	1.25 to 1.40	(18.89) to (19.01)

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Fidelity - VIP Index 500
	12/31/2005	16,379,843	$1.37 to $1.34	$25,546,415	1.89%	1.05% to 2.00%	3.47% to 2.51%
	12/31/2004	19,342,886	1.33 to 1.31	29,332,216	1.34	1.05 to 2.00	9.19 to 8.17
	12/31/2003	21,030,436	1.22 to 1.21	29,511,432	1.41	1.05 to 2.00	21.54 to 20.78
	12/31/2002	19,076,232	1.19 to 0.81	21,752,273	1.21	1.25 to 2.00	(23.21) to (19.20)
	12/31/2001	15,061,323	1.55 to 1.53	23,140,015	1.12	1.25 to 1.40	(13.19) to (13.32)
Fidelity - VIP Investment Grade Bond
	12/31/2005	18,397,742	1.05 to 1.03	26,047,748	3.94	1.05 to 2.00	0.84 to (0.10)
	12/31/2004	21,787,537	1.04 to 1.03	30,422,487	4.47	1.05 to 2.00	3.10 to 2.14
	12/31/2003	25,440,641	1.01 to 1.01	34,739,598	3.59	1.05 to 2.00	1.33 to 0.70
	12/31/2002	21,553,619	1.46 to 1.07	29,261,404	2.39	1.25 to 2.00	8.98 to 6.96
	12/31/2001	7,397,411	1.34 to 1.33	9,838,812	3.36	1.25 to 1.40	7.12 to 6.96
Fidelity - VIP Growth Opportunities
	12/31/2005	4,009,980	1.38 to 1.35	4,814,189	0.90	1.05 to 2.00	7.55 to 6.55
	12/31/2004	5,130,674	1.28 to 1.26	5,726,724	0.49	1.05 to 2.00	5.78 to 4.79
	12/31/2003	5,864,257	1.21 to 1.21	6,179,628	0.62	1.05 to 2.00	21.34 to 20.58
	12/31/2002	5,871,373	0.83 to 0.81	4,844,336	1.10	1.25 to 2.00	(22.88) to (18.52)
	12/31/2001	6,082,631	1.08 to 1.07	6,522,781	0.40	1.25 to 1.40	(15.48) to (15.61)
Templeton Foreign Securities
	12/31/2005	7,057,898	1.68 to 1.27	8,715,322	1.19	1.05 to 2.00	9.03% to 8.02
	12/31/2004	7,088,953	1.54 to 1.18	7,963,668	1.05	1.05 to 2.00	17.29 to 16.20
	12/31/2003	6,442,151	1.32 to 1.01	6,125,840	1.79	1.05 to 2.00	31.57 to 29.62
	12/31/2002	5,818,277	0.72 to 0.78	4,233,368	1.50	1.25 to 2.00	(19.57) to (21.83)
	12/31/2001	3,094,550	0.89 to 0.89	2,749,026	2.86	1.25 to 1.40	(17.04) to (17.16)
Templeton Global Asset Allocation
	12/31/2005	5,342,341	1.49 to 1.35	7,340,855	3.74	1.05 to 2.00	2.48 to 1.53
	12/31/2004	5,100,986	1.45 to 1.33	6,850,752	2.74	1.05 to 2.00	14.51 to 13.44
	12/31/2003	4,188,784	1.27 to 1.17	4,914,411	2.57	1.05 to 2.00	26.58 to 29.37
	12/31/2002	2,659,861	0.90 to 0.90	2,394,289	1.47	1.25 to 2.00	(5.57) to (9.63)
	12/31/2001	1,036,700	0.95 to 0.95	985,602	1.20	1.25 to 1.40	(11.06) to (11.20)
Franklin Small-Midcap Growth Securities
	12/31/2005	13,673,359	1.51 to 1.14	16,392,134	0.00	1.05 to 2.00	3.70 to 2.74
	12/31/2004	15,406,469	1.46 to 1.11	17,833,081	0.00	1.05 to 2.00	10.31 to 9.28
	12/31/2003	15,593,767	1.32 to 1.02	16,399,692	0.00	1.05 to 2.00	32.03 to 34.56
	12/31/2002	13,972,171	0.79 to 0.76	10,866,492	0.23	1.25 to 2.00	(29.57) to (24.23)
	12/31/2001	7,116,642	1.12 to 1.11	7,916,270	0.37	1.25 to 1.40	(16.30) to (16.43)
Templeton Developing Markets Securities
	12/31/2005	1,421,768	2.26 to 1.99	2,638,218	1.19	1.05 to 2.00	26.11 to 24.94
	12/31/2004	1,060,100	1.79 to 1.59	1,562,762	1.82	1.05 to 2.00	23.41 to 22.26
	12/31/2003(1)	676,489	1.45 to 1.30	800,265	1.08	1.05 to 2.00	45.12 to 50.00
Franklin Small Cap Value Securities
	12/31/2005	1,260,010	1.75 to 1.70	2,180,525	0.70	1.05 to 2.00	7.64 to 6.64
	12/31/2004	948,831	1.62 to 1.60	1,529,599	0.15	1.05 to 2.00	22.46 to 21.31
	12/31/2003(1)	134,502	1.32 to 1.32	177,716	0.00	1.05 to 2.00	32.45 to 31.62
Mutual Shares Securities
	12/31/2005	3,299,566	1.47 to 1.43	4,788,361	0.90	1.05 to 2.00	9.41 to 8.39
	12/31/2004	2,132,406	1.34 to 1.32	2,837,977	0.75	1.05 to 2.00	11.46 to 10.42
	12/31/2003(1)	459,200	1.20 to 1.19	550,505	0.15	1.05 to 2.00	20.18 to 19.43
Asset Allocation - Growth
	12/31/2005	11,672,146	1.56 to 1.52	18,068,618	0.40	1.05 to 2.00	10.76 to 9.74
	12/31/2004	9,888,837	1.41 to 1.39	13,865,109	0.10	1.05 to 2.00	12.72 to 11.66
	12/31/2003(1)	3,549,760	1.25 to 1.24	4,428,848	0.00	1.05 to 2.00	25.10 to 24.32

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest	Total Return*** Corresponding to Lowest to Highest Expense Ratio
Asset Allocation - Conservative
	12/31/2005	13,708,316	$1.31 to $1.27	$17,683,946	2.76%	1.05% to 2.00%	3.92% to 2.96
	12/31/2004	8,926,841	1.26 to 1.24	11,126,668	0.09	1.05 to 2.00	8.31 to 7.29
	12/31/2003(1)	2,517,412	1.16 to 1.15	2,912,750	0.00	1.05 to 2.00	16.06 to 15.34
Asset Allocation - Moderate
	12/31/2005	34,267,488	1.38 to 1.34	46,789,959	1.91	1.05 to 2.00	6.02 to 5.04
	12/31/2004	17,223,330	1.30 to 1.28	22,256,383	0.02	1.05 to 2.00	9.97 to 8.94
	12/31/2003(1)	4,444,776	1.18 to 1.18	5,240,553	0.00	1.05 to 2.00	18.26 to 17.53
Asset Allocation - Moderate Growth
	12/31/2005	51,928,081	1.47 to 1.43	75,628,907	1.14	1.05 to 2.00	8.57 to 7.56
	12/31/2004	32,346,384	1.35 to 1.33	43,547,716	0.20	1.05 to 2.00	11.98 to 10.94
	12/31/2003(1)	12,170,728	1.21 to 1.20	14,681,592	0.00	1.05 to 2.00	20.98 to 20.22
Capital Guardian Global
	12/31/2005	743,404	1.56 to 1.53	1,152,743	0.33	1.05 to 2.00	8.76% to 7.75
	12/31/2004	717,759	1.44 to 1.42	1,026,324	0.13	1.05 to 2.00	9.45 to 8.43
	12/31/2003(1)	150,312	1.31 to 1.31	197,219	0.00	1.05 to 2.00	31.43 to 30.61
Capital Guardian U.S. Equity
	12/31/2005	2,039,789	1.43 to 1.39	2,877,006	0.41	1.05 to 2.00	4.97 to 3.99
	12/31/2004	2,112,261	1.36 to 1.34	2,845,906	0.06	1.05 to 2.00	8.35 to 7.34
	12/31/2003(1)	692,762	1.25 to 1.25	864,945	0.00	1.05 to 2.00	25.32 to 24.54
Capital Guardian Value
	12/31/2005	1,400,477	1.58 to 1.54	2,187,307	0.91	1.05 to 2.00	6.39 to 5.40
	12/31/2004	1,233,509	1.48 to 1.46	1,816,475	0.85	1.05 to 2.00	15.17 to 14.10
	12/31/2003(1)	119,925	1.29 to 1.28	153,987	0.00	1.05 to 2.00	28.68 to 27.88
Federated Growth & Income
	12/31/2005	928,708	1.33 to 1.30	1,227,334	2.42	1.05 to 2.00	3.64 to 2.68
	12/31/2004	685,226	1.29 to 1.27	876,378	2.71	1.05 to 2.00	7.84 to 6.83
	12/31/2003(1)	236,649	1.19 to 1.19	281,684	0.39	1.05 to 2.00	19.31 to 18.57
PIMCO Total Return
	12/31/2005	4,307,835	1.06 to 1.03	4,503,133	1.76	1.05 to 2.00	0.98 to 0.04
	12/31/2004	2,964,441	1.05 to 1.03	3,076,478	1.45	1.05 to 2.00	3.13 to 2.17
	12/31/2003(1)	552,108	1.01 to 1.01	558,092	0.48	1.05 to 2.00	1.34 to 0.71
Transamerica Equity
	12/31/2005	2,122,686	1.60 to 1.56	3,367,338	0.33	1.05 to 2.00	15.07 to 14.00
	12/31/2004	927,594	1.39 to 1.37	1,282,119	0.00	1.05 to 2.00	14.41 to 13.35
	12/31/2003(1)	149,299	1.21 to 1.21	180,977	0.00	1.05 to 2.00	21.45 to 20.69
Transamerica U.S. Government Securities-PAM
	12/31/2005	—	1.04 to 1.02	—	0.00	1.05 to 2.00	0.92 to (0.01)
	12/31/2004	5,671	1.03 to 1.02	5,823	7.89	1.05 to 2.00	1.83 to 0.88
	12/31/2003(1)	—	1.01 to 1.01	—	0.00	1.05 to 2.00	1.11 to 0.96

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Funds, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.

**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Funds are excluded. These charges range from .25% to .75% of the average contract owner’s account value depending on the options selected. Refer to you product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Funds, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Funds, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
1.50%	May 1, 2002
1.75%	May 1, 2002
1.90%	May 1, 2002
2.00%	May 1, 2002
1.05%	May 1, 2003
1.30%	May 1, 2003
1.80%	May 1, 2003

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	2005 Total Return Range
AIM V.I. Capital Appreciation	7.50% to 6.46%
AIM V.I. Core Equity	4.02 to 3.02
AIM V.I. Premier Equity	4.35 to 3.30
Evergreen VA Balanced	3.99 to 2.97
Evergreen VA Fundamental Large Cap	7.67 to 6.62
Evergreen VA International Equity	14.57 to 13.41
Evergreen VA Growth	5.21 to 4.19
Evergreen VA High Income	.23 to (.73)
Evergreen VA Omega	2.57 to 1.54
MFS Emerging Growth	7.85 to 6.79
MFS Research	6.47 to 5.47
MFS Total Return	1.55 to .59
MFS Utilities	15.40 to 14.29
Oppenheimer Capital Appreciation	3.81 to 2.81
Oppenheimer Main Street	4.67 to 3.67
Oppenheimer Balanced	2.61 to 1.64
Fidelity-VIP Index 500	3.53 to 2.51
Fidelity-VIP Investment Grade Bond	.93 to (.10)
Fidelity-VIP High Income	1.26 to .31

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	2004 Total Return Range
AIM V.I. Capital Appreciation	5.31% to 4.24%
AIM V.I. Core Equity	7.62 to 6.54
AIM V.I. International Growth	22.47 to 21.27
AIM V.I. Premier Equity	4.46 to 3.42
AIM V.I. Demographic Trends	6.91 to 5.78
Evergreen VA Balanced	4.99 to 3.95
Evergreen VA Fundamental Large Cap	7.86 to 6.79
Evergreen VA International Equity	17.73 to 16.50
Evergreen VA Growth	12.45 to 11.34
Evergreen VA High Income	7.34 to 6.26
Evergreen VA Omega	5.89 to 4.87
MFS Emerging Growth	11.56 to 10.50
MFS Research	14.42 to 13.29
MFS Total Return	9.94 to 8.84
MFS Utilities	28.59 to 27.29
Oppenheimer Capital Appreciation	5,61 to 4.52
Oppenheimer Main Street	8.10 to 7.00
Oppenheimer Balanced	8.74 to 7.63
Oppenheimer Strategic Bond	7.33 to 6.30
Fidelity-VIP Index 500	9.25 to 8.17
Fidelity-VIP Investment Grade Bond	3.16 to 2.14

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	2003 Total Return Range
AIM V.I. Capital Appreciation	22.12% to 27.92%
AIM V.I. Core Equity	20.39 to 22.89
AIM V.I. Premier Growth	17.31 to 25.54
AIM V.I. Demographic Trends	24.62 to 35.77
AllianceBernstein Large Cap Growth	14.74 to 21.84
AllianceBernstein Global Technology	31.54 to 42.02
Davis Value	24.43 to 28.16
Evergreen VA Fundamental Large Cap	10.97 to 14.35
Evergreen VA International Equity	23.14 to 28.54
Evergreen VA Growth	31.01 to 37.28
Evergreen VA High Income	8.06 to 16.81
Evergreen VA Omega	29.27 to 38.31
Federated American Leaders Fund II	25.11 to 26.12
Federated High Income Bond Fund II	10.51 to 20.71
MFS Emerging Growth	19.09 to 28.62
MFS Research	17.93 to 23.17
MFS Total Return	12.06 to 14.89
MFS Utilities	22.45 to 34.22
Oppenheimer Capital Appreciation	22.67 to 29.33
Oppenheimer Main Street	20.52 to 25.16
Oppenheimer Multiple Strategies	17.67 to 23.42
Oppenheimer Strategic Bond	7.71 to 16.61
Putnam VT Global Equity	24.06 to 27.64
Putnam VT Growth & Income	22.78 to 25.81
Putnam VT Growth Opportunities	14.25 to 21.54
Putnam VT New Value	28.66 to 30.84
Fidelity-VIP High Income	11.69 to 25.40
Fidelity-VIP Equity-Income	25.56 to 28.42
Fidelity-VIP Growth	24.26 to 30.91
Fidelity-VIP Index 500	20.78 to 26.82
Fidelity-VIP Investment Grade Bond	.70 to 3.91
Fidelity-VIP Growth Opportunities	20.58 to 28.06
Templeton Global Asset Allocation	25.96 to 30.33
Franklin Small-Midcap Growth Securities	31.38 to 35.54
Templeton Developing Markets Securities	44.41 to 51.10

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

4.	Financial Highlights (continued)

Subaccount	2002 Total Return Range
AIM V.I. Capital Appreciation	(25.40)% to (20.61)%
AIM V.I. Core Equity	(16.75) to (15.37)
AIM V.I. International Growth	(31.22) to (23.02)
AIM V.I. Demographic Trends	(33.14) to (26.28)
AllianceBernstein Large Cap Growth	(31.80) to (21.76)
AllianceBernstein Global Technology	(42.61) to (32.28)
Davis Value	(17.42) to (15.38)
Evergreen VA Balanced	(10.91) to (7.81)
Evergreen VA Fundamental Large Cap	(21.37) to (20.41)
Evergreen VA Capital Growth	(23.59) to (19.06)
Evergreen VA Growth	(27.92) to (24.60)
Evergreen VA Blue Chip	(23.13) to (19.80)
Evergreen VA Omega	(26.41) to (20.10)
Federated American Leaders II	(21.32) to (19.38)
MFS Emerging Growth	(34.68) to (25.27)
MFS Research	(25.58) to (21.46)
MFS Utilities	(23.82) to (16.24)
Oppenheimer Capital Appreciation	(27.87) to (21.33)
Oppenheimer Main Street	(19.92) to (19.41)
Oppenheimer Multiple Strategies	(11.64) to (10.20)
Putnam VT Global Equity	(23.47) to (17.51)
Putnam VT Growth & Income	(20.11) to (18.56)
Putnam VT Growth Opportunities	(30.47) to (20.24)
Fidelity-VIP Index 500	(23.32) to (18.93)
Fidelity-VIP Growth Opportunities	(22.99) to (18.25)
Templeton Foreign Securities	(19.69) to (21.57)
Templeton Global Asset Allocation	(5.71) to (9.34)
Franklin Small-Midcap Growth Securities	(29.67) to (23.98)

Retirement Income Builder Variable Annuity

Account - Portfolio Select Variable Annuity

Notes to Financial Statements

December 31, 2005

5.	Administrative, Mortality, and Expense Risk Charge

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. An annual charge of 1.05%, 1.25%, 1.30%, 1.40%, 1.50%, 1.75%, 1.80%, 1.90%, 2.00% (depending on the death benefit selected) is assessed.

An administrative charge of .15% annually is deducted from the client values of the subaccounts of the Mutual Fund Account. This charge is assessed daily along with an annual policy fee of the lesser of 2% of the policy value or $30 per contract. The annual policy fee is deducted proportionately from the subaccounts’ accumulated values. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6.	Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:

(1)	(a)	Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

(2)		Not Applicable.

(3)	(a)	Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 2.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on behalf of the Separate Account, and AFSG Securities Corporation. Note 5.

	(a)	(2)	Termination of Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities Inc. Note 6

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 5.

(4)	(a)		Form of Policy for the Retirement Income Builder Variable Annuity. Note 2

	(b)		Form of Policy Endorsements for the Retirement Income Builder Variable Annuity. Note 6. (Allocation of Premium Payments)

	(c)		Form of Policy Rider for the Retirement Income Builder Variable Annuity. (GMIB) Note 7.

	(d)		Form of Policy Endorsement for the Retirement Income Builder Variable Annuity (403(b)) Note 7.

	(e)		Form of Policy Rider for the Retirement Income Builder Variable Annuity (Additional Death Distribution). Note 11

(4)	(f)		Form of Policy for Portfolio Select Variable Annuity. Note 16

(4)	(g)		Form of Policy Endorsement for Portfolio Select Variable Annuity (Initial Payment Guarantee). Note 12

(4)	(h)		Form of Policy Rider for Portfolio Select Variable Annuity (Managed Annuity Program). Note 13

(4)	(i)		Form of Policy Rider for Portfolio Select Variable Annuity (Beneficiary Earnings Enhancement—Extra). Note 16

(4)	(j)		Form of Policy Rider for Portfolio Select Variable Annuity (Liquidity Rider). Note 16

(4)	(k)		Form of Policy Rider for Portfolio Select Variable Annuity (Enhancement Rider). Note 17.

(4)	(l)		Form of Policy Rider (MAPII). Note 18

(4)	(m)		Form of Policy Rider (GPS). Note 21

(4)	(n)		Form of Policy Rider (5 For Life). Note 24

(5)	(a)		Form of Application for the Retirement Income Builder Variable Annuity. Note 3

	(b)		Form of Application for the First Union “Flexible Premium Individual Deferred” Variable Annuity. Note 5.

(5)	(b)	(1)	Amended form of Application for the First Union “Flexible Premium Individual Deferred” Variable Annuity. Note 9.

(5)	(b)	(2)	Form of Application for Portfolio Select Variable Annuity. Note 17

	(b)	(3)	Form of Application for Portfolio Select Variable Annuity. Note 19

	(c)		Form of Application for the Retirement Income Builder Variable Annuity. Note 5.

(5)	(c)	(1)	Amended form of Application for the Retirement Income Builder Variable Annuity. Note 9.

(5)	(c)	(2)	Form of Application for Retirement Income Builder Variable Annuity. Note 17

	(c)	(3)	Form of Application for RIB. Note 19

	(d)		Form of Application for the Multi-Manager Retirement Income Builder “Flexible Premium Individual Deferred Variable Annuity.” Note 6.

(5)	(d)	(1)	Amended form of Application for the Multi-Manager Retirement Income Builder “Flexible Premium Individual Deferred Variable Annuity.” Note 9.

(5)	(d)	(2)	Amended form of Application for the Retirement Income Builder II. Note 11.

(5)	(d)	(3)	Form of Application for Retirement Income Builder II Variable Annuity. Note 17

	(d)	(4)	Form of Application for RIB II. Note 19

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 1.

	(b)		ByLaws of PFL Life Insurance Company. Note 1.

(7)			Not Applicable.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Fidelity Distributors Corporation and Addendum thereto. Note 2

(8)	(a)	(1)	Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation (Underwriter), and PFL Life Insurance Company (Depositor). Note 3

(8)	(a)	(2)	Addendum to Participation Agreement between Variable Insurance Product Funds, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 5.

(8)	(a)	(3)

Addendums to Participation Agreements between PFL Life Insurance Company, Fidelity Distributors and Variable Insurance Products Funds, Variable Insurance Products Funds II, and Variable Insurance Products Funds III. Note 8.

(8)	(a)	(4)

Amended Schedule A to Participation Agreements between PFL Life Insurance Company, Fidelty Distributors and Variable Insurance Products Funds, Variable Insurance Products Funds II, Variable Insurance Products Funds III. Note 9.

(8)	(b)		Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, and AFSG Securities Corporation. Note 6

(8)	(b)	(1)	Amendment No.1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 6.

(8)	(b)	(2)	Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 9.

(8)	(c)		Form of Participation Agreement by and between PFL Life Insurance Company and Evergreen Variable Trust. Note 5

	(c)	(1)	Addendum to Participation Agreement between PFL Life Insurance Company and Evergreen Variable Trust. Note 8.

(8)	(c)	(2)	Addendum No. 2 to Participation Agreement between PFL Life Insurance Company and Evergreen Variable Trust. Note 9.

	(c)	(3)	Addendum No. 3 to Participation Agreement between PFL Life Insurance Company and Evergreen Variable Trust. Note 11

(8)	(d)		Amended Exhibit A and Exhibit B to Participation Agreement by and between PFL Life Insurance Company, Federated Insurance Series and Federated Securities Corp. Note 5

(8)	(d)	(1)	Second Amendment Exhibit A and Exhibit B to Participation Agreement by and between PFL Life Insurance Company, Federated Insurance Series and Federated Securities Corp. Note 9.

(8)	(d)	(2)	Amended Exhibit A and Exhibit B Effective December 1, 2003. Note 20

(8)	(e)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 4

(8)	(e)	(1)	Addendum to Participation Agreement, dated as of November 24, 1997 by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and PFL Life Insurance Company. Note 6.

(8)	(e)	(2)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 8.

(8)	(f)		Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and PFL Life Insurance Company. Note 4

(8)	(f)	(1)	Amendment to Participation Agreement, dated as of December 15, 1997 by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and PFL Life Insurance Company. Note 6.

(8)	(g)		Participation Agreement by and between Putnam Variable Trust, Putnam Mutual Funds Corp. and PFL Life Insurance Company. Note 6

(8)	(g)	(1)	Amended Schedule A to Participation Agreement by and between Putman Variable Trust, Putman Mutual Funds Corp. and PFL Life Insurance Company. Note 9.

(8)	(h)

Amendment to Participation Agreement, dated as of April 15, 1997, between Dreyfus Variable Investment Fund, the Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index fund, Inc., (d/b/a Dreyfus Stock Index fund), and, PFL Life Insurance Company. Note 6.

(8)	(i)		Participation Agreement (WRL Series Fund). Note 26.

(8)	(i)	(1)	Amendment No. 5 to Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of

Ohio, and PFL Life Insurance Company. Note 7.

(8) (i) (2)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 20.

(8) (i) (3)	Amendment No. 31 to Participation Agreement (ATST) Note 23.

(8) (i) (4)	Amendment No. 32 to Participation Agreement (ATST) Note 24

(j)	Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and PFL Life Insurance Company. Note 8.

(8) (j) (1)	Revised Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and PFL Life Insurance Company. Note 11.

(8) (j) (2)	Amendment No. 2 to Participation Agreement (Franklin Templeton). Note 24

(8) (j) (3)

Amendment No. 5 to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Transamerica Life Insurance Company and AFSG Securities Corporation. Note 27.

(k)	Participation Agreement between Mentor Variable Investment Portfolios and PFL Life Insurance Company. Note 9.

(8) (l)	Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC. and PFL Life Insurance Company. Note 9

(8) (l) (1)	Addendum No. 2 to Participation Agreement (Davis). Note 27

(8) (m)	Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 9

(8) (m) (1)	Termination of Participation Agreement (Transamerica). Note 13

(8) (m) (2)	Participation Agreement (Transamerica) Note 13.

(8) (m) (3)	Addendum to January 1, 2000 Transamerica Variable Insurance Fund, Inc. Participation Agreement for Transamerica Life Insurance Company. Note 13

(8) (n)	Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 10

(8) (n) (1)	Amendment No 1 to Participation Agreement by and among Alliance Variable Products Series Fund, Inc., PFL Life Insurance Company, AFSG Securities Corporation. Note 14

(8) (o)	Participation Agreement between Nations Separate Account Trust, Transamerica Life Insurance Company, Stephens Inc., and AFSG Securities Corporation. Note 14

(8) (p)	Amended and Restated Participation Agreement (Fidelity). Note 27.

(9) (a)	Opinion and Consent of Counsel. Note 27

(9) (b)	Consent of Counsel. Note 27

(10) (a)	Consent of Independent Registered Public Accounting Form. Note 27

(10) (b)	Opinion and Consent of Actuary. Note 27

(11)	Not applicable.

(12)	Not applicable.

(13) (a)	Performance Data Calculations (PFL RIB). Note 24

(13) (b)	Performance Data Calculations. (PFL RIBII). Note 24

(13) (c)	Performance Data Calculations. (Portfolio Select). Note 27

(14)

Powers of Attorney. Note 1. (Patrick S. Baird, Craig D. Vermie, William L. Busler, Douglas C. Kolsrud, Robert J. Kontz) Note 2. (Brendy K. Clancy) Note 6 (Larry N. Norman) Note 11 (Bart Herbert, Jr.) Note 17 (Christopher H. Garrett, Arthur C. Schneider).(Ron L. Ziegler) Note 22 (James A. Beardsworth) Note 25.

Note 1.	Filed with one Initial filing of this Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

Note 2.	Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

Note 3.	Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

Note 4.	Filed with Post-Effective Amendment No. 2 to this Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.

Note 5.	Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-7509) on April 30, 1998.

Note 6.	Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.

Note 7.	Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-7509) on January 22, 1999.

Note 8.	Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.

Note 9.	Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 333-7509) on April 27, 2000.

Note 10.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.

Note 11.	Filed with Post Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 333-7509) on April 30, 2001.

Note 12.	Incorporated by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) on April 27, 2001.

Note 13.	Incorporated by Reference to Post Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) on October 2, 2001.

Note 14.	File with Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-7509) on January 18, 2002.

Note 15.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 2002.

Note 16.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-87792) on July 15, 2002.
Note 17.	Filed with Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 333-7509) on October 11, 2002.
Note 18.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.

Note 19.	Filed with Post-Effective No. 17 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 2003.

Note 20.	Filed with Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 333-7509) on April 30, 2004.

Note 21.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-112089) on January 22, 2004.

Note 22.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-116562) on June 17, 2004.

Note 23.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.

Note 24.	Filed with Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 2005.

Note 25.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.

Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.

Note 27.	Filed herewith.

Item 25.    Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Larry N. Norman 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director, Chairman of the Board and President

Ron L. Ziegler 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director and Vice President

Craig D. Vermie 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Robert J. Kontz 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road N.E. Cedar Rapids, Iowa 52499-0001	Director, Executive Vice President and Chief Operations Officer

James A. Beardsworth 4333 Edgewood Road N.E. Cedar Rapids, IA. 52499-0001	Treasurer and Senior Vice President

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company

Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

ADB Corporation, L.L.C.	Delaware	100% AUSA Holding Company	Special purpose limited Liability company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment adviser

AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealership

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 12,962 shares; AEGON USA, Inc. owns 3,238 shares	Holding company

AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company

AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 120 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company

AEGON/Transamerica Series Trust	Delaware	100% AEGON/Transamerica Fund Advisors, Inc.	Mutual fund

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property

AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance

Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company

BF Equity LLC	New York	100% RCC North America LLC	Real estate

Buena Sombra Insurance Agency, Inc.	Maryland	91,790 shares of common stock owned by Commonwealth General Corporation; 8,210 shares of common stock owned by Peoples Benefit Life Insurance Company	Insurance agency

BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company

BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, Inc.; 10 shares of common stock owned by Commonwealth General Corporation	Holding company

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments

Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments

Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments

Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments

Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments

Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments

Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments

Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Garnet LIHTC Fund VII, LLC	Delaware	100% Garnet Community Investments VII, LLC	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	100% Garnet Community Investments VIII, LLC	Investments

Gemini Investments, Inc.	Delaware	100% TLIC	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% GPRE Acquisition Corp.	Reinsurance

Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company

GPRE Acquisition Corp.	Delaware	100% AEGON N.V.	Acquisition company

Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated

Hott Feet Development LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

In the Pocket LLC	New York	100% Transamerica Occidental Life Insurance Company	Broadway production

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance

JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company

National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency

NEF Investment Company	Calfornia	100% TOLIC	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% owned by TOLIC	Special purpose corporation

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 59.5% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25%; Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 30.4% Transamerica Life Insurance Co.; 23% TOLIC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	33.4% owned by Life Investors Insurance Company of America; 32% owned by Peoples Benefit Life Insurance Company; 10% owned by Transamerica Occidental Life Insurance Company; 9.4% owned by Monumental Life Insurance Company; 9.4% owned by Transamerica Financial Life Insurance Company; 1% owned by Stonebridge Life Insurance Company	Real estate alternatives investment

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partners: Trransamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation

TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC

TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company

The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust

The Gilwell Company	California	100% Transamerica Corporation	Ground lessee of 517 Washington Street, San Francisco

The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	The AEGON Trust owns 350 shares; AEGON U.S. Holding Corp. owns 10 shares	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Inactive

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%	Fund advisor

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica IDEX Mutual Funds	Delaware	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, Inc.	Investments

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, Inc.	Reinsurance

Transamerica Investment Management, LLC	Delaware	80% Transamerica Investment Services, Inc. as Original Member; 20% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Holding company

Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Occidental Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International N.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	316,955 shares Common Stock owned by Transamerica Occidental Life Insurance Company; 42,500 shares Series A Preferred Stock & 87,755 shares Series B Preferred Stock owned by AEGON USA, Inc.	Insurance

Transamerica Marketing E Correctora De Seguros Brazil	Brazil	749,000 quotes shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International N.V.	Brokerage company

Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica Products, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance

Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance

Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company

Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company

Transamerica Realty Services, LLC (“TRS”)	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property

Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales

Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Holding company

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary

Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company

Westcap Investors, LLC	Delaware	100% Transamerica Investment Management, LLC	Inactive

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.    Number of Contract Owners

As of February 28, 2006, there were 9,594 Owners of the Policies for Portfolio Select Variable Annuity.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA-1, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Peoples Benefit Life Insurance Company Separate Account I, Peoples Benefit Life Insurance Company Separate Account II and Peoples Benefit Life Insurance Company Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L, Separate Account VA-5, and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President

Lisa Wachendorf	(1)	Vice President and Chief Compliance Officer

Frank A. Camp	(1)	Secretary

Darin D. Smith	(1)	Vice President and Assistant Secretary

Linda Gilmer	(1)	Financial and Operations Principal, Treasurer, and Controller

Teresa L. Stolba	(1)	Assistant Compliance Officer

John K. Carter	(2)	Vice President

Kyle A. Kellan	(2)	Vice President

Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President

Clifton W. Flenniken, III	(3)	Assistant Treasurer

Carol A. Sterlacci	(2)	Assistant Controller and Treasurer

Michael C. Massrock	(2)	Vice President

Paula G. Nelson	(5)	Director

Phillip S. Eckman	(5)	Director

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	400 West Market Street, Louisville, KY 40202
(5)	600 South Highway 169, Suite 1800, Minneapolis, MN 55426

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)		Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$4,950,228	(a)	0	0	0

(1)	Fiscal Year 2005
(a)	Portfolio Select

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25 day of April, 2006.

RETIREMENT BUILDER VARIABLE
ANNUITY ACCOUNT

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Larry N. Norman
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date
* Ron L. Ziegler	Director and Vice President	, 2006

/s/ Craig D. Vermie Craig D. Vermie	Director, Senior Vice President and General Counsel	April 25, 2006

* Larry N. Norman	Director, Chairman of the Board, and President	, 2006

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	, 2006

* Robert J. Kontz	Vice President and Corporate Controller	, 2006

* Brenda K. Clancy	Director, Executive Vice President, and Chief Operations Officer	, 2006

* James A. Beardsworth	Treasurer and Senior Vice President	, 2006

*	By Craig D. Vermie, Attorney-in-Fact

Registration No. 333 - 7509

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(8)(j)(3)	Amendment No. 5 to Participation Agreement (Franklin Templeton)

(8)(l)(1)	Addendum No. 2 to Participation Agreement (Davis)

(8)(p)	Amended and Restated Participation Agreement (Fidelity)

(9)(a)	Opinion and Consent of Counsel

(9)(b)	Consent of Counsel

(10)(a)	Consent of Independent Auditors

(10)(b)	Opinion and Consent of Actuary

(13)	Performance Data Calculations

*	Page numbers included only in manually executed original.